UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-04085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2023

Item 1.

Reports to Stockholders

Fidelity® Environmental Bond Fund

Semi-Annual Report
February 28, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 28, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 19.3%
Futures - 12.1%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 40.1%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.8%
NTT Finance Corp. 4.372% 7/27/27 (b)		100,000	97,668
TELUS Corp. 3.4% 5/13/32		200,000	170,491
Verizon Communications, Inc. 3.875% 2/8/29		300,000	279,208
			547,367
Media - 0.2%
Comcast Corp. 4.65% 2/15/33		50,000	48,291
TOTAL COMMUNICATION SERVICES			595,658
CONSUMER DISCRETIONARY - 2.1%
Auto Components - 0.3%
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	100,000	90,862
Automobiles - 1.2%
Ford Motor Co. 3.25% 2/12/32		200,000	151,158
General Motors Co. 5.4% 10/15/29		200,000	192,050
			343,208
Household Durables - 0.3%
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	100,000	85,064
Textiles, Apparel & Luxury Goods - 0.3%
AXA Logistics Europe Master SCA 0.375% 11/15/26 (Reg. S)	EUR	100,000	88,284
TOTAL CONSUMER DISCRETIONARY			607,418
CONSUMER STAPLES - 2.4%
Beverages - 0.4%
PepsiCo, Inc. 3.9% 7/18/32		100,000	94,047
Food & Staples Retailing - 0.8%
Walmart, Inc. 1.8% 9/22/31		300,000	242,130
Food Products - 1.2%
General Mills, Inc. 2.25% 10/14/31		450,000	360,821
TOTAL CONSUMER STAPLES			696,998
FINANCIALS - 13.9%
Banks - 6.7%
ABN AMRO Bank NV 2.47% 12/13/29 (b)(c)		200,000	166,689
AIB Group PLC 2.875% 5/30/31 (Reg. S) (c)	EUR	125,000	119,690
Bank of America Corp. 6.204% 11/10/28 (c)		140,000	143,945
Bank of Ireland Group PLC 0.375% 5/10/27 (Reg. S) (c)	EUR	155,000	143,377
Bank of Nova Scotia 0.65% 7/31/24		250,000	233,829
BNP Paribas SA 0.5% 5/30/28 (Reg. S) (c)	EUR	100,000	89,849
BPCE SA 0.5% 1/14/28 (Reg. S) (c)	EUR	100,000	90,339
CaixaBank SA 1.25% 6/18/31 (Reg. S) (c)	EUR	100,000	92,035
Canadian Imperial Bank of Commerce 0.95% 10/23/25		325,000	291,272
Fifth Third Bancorp 1.707% 11/1/27 (c)		200,000	177,465
ING Groep NV:
0.875% 6/9/32 (Reg. S) (c)	EUR	100,000	89,273
2.125% 5/23/26 (Reg. S) (c)	EUR	100,000	100,796
PNC Financial Services Group, Inc. 4.758% 1/26/27 (c)		100,000	98,501
Santander Holdings U.S.A., Inc. 5.807% 9/9/26 (c)		43,000	42,992
Wells Fargo & Co. 4.54% 8/15/26 (c)		100,000	97,578
			1,977,630
Capital Markets - 1.8%
Deutsche Bank AG 3.25% 5/24/28 (Reg. S) (c)	EUR	100,000	98,244
S&P Global, Inc. 2.7% 3/1/29 (b)		400,000	351,282
State Street Corp. 5.751% 11/4/26 (c)		100,000	101,385
			550,911
Diversified Financial Services - 2.2%
Acciona Energia Financiacion Filiales SA 0.375% 10/7/27 (Reg. S)	EUR	100,000	91,290
ACEF Holding SCA 1.25% 4/26/30 (Reg. S)	EUR	100,000	77,631
CBRE Global Investors Pan European Core Fund 0.9% 10/12/29 (Reg. S)	EUR	100,000	76,263
Rexford Industrial Realty LP 2.15% 9/1/31		314,000	242,924
VMED O2 UK Financing I PLC 4.75% 7/15/31 (b)		200,000	165,640
			653,748
Insurance - 3.2%
Metropolitan Life Global Funding I 0.95% 7/2/25 (b)		250,000	226,774
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 5.875% 5/23/42 (b)(c)		200,000	201,000
Pacific Life Global Funding II 1.375% 4/14/26 (b)		250,000	222,219
Prudential Financial, Inc. 1.5% 3/10/26		325,000	292,920
			942,913
TOTAL FINANCIALS			4,125,202
HEALTH CARE - 1.0%
Health Care Providers & Services - 0.1%
Kaiser Foundation Hospitals 3.15% 5/1/27		50,000	46,905
Pharmaceuticals - 0.9%
Merck & Co., Inc. 1.9% 12/10/28		300,000	257,233
TOTAL HEALTH CARE			304,138
INDUSTRIALS - 0.3%
Transportation Infrastructure - 0.3%
Holding d'Infrastructures et des Metiers de l'Environnement 0.125% 9/16/25 (Reg. S)	EUR	100,000	94,601
INFORMATION TECHNOLOGY - 3.4%
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc. 1.7% 10/1/28		300,000	252,788
ASML Holding NV 2.25% 5/17/32 (Reg. S)	EUR	100,000	95,999
Micron Technology, Inc. 2.703% 4/15/32		200,000	151,750
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.5% 5/11/31		100,000	78,465
5% 1/15/33		200,000	186,788
			765,790
Software - 0.8%
Autodesk, Inc. 2.4% 12/15/31		300,000	239,973
TOTAL INFORMATION TECHNOLOGY			1,005,763
MATERIALS - 0.6%
Chemicals - 0.6%
Air Products & Chemicals, Inc. 4.8% 3/3/33		100,000	99,619
Evonik Industries AG 1.375% 9/2/81 (Reg. S) (c)	EUR	100,000	89,376
			188,995
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Boston Properties, Inc. 6.75% 12/1/27		22,000	22,834
Hudson Pacific Properties LP 5.95% 2/15/28		151,000	140,372
UDR, Inc. 1.9% 3/15/33		375,000	271,682
WP Carey, Inc. 2.45% 2/1/32		150,000	118,529
			553,417
Real Estate Management & Development - 0.9%
Blackstone Property Partners Europe LP 1.625% 4/20/30 (Reg. S)	EUR	100,000	74,174
CTP BV 0.5% 6/21/25 (Reg. S)	EUR	100,000	94,248
Lend Lease Finance Ltd. 3.4% 10/27/27 (Reg. S)	AUD	30,000	17,912
P3 Group SARL 0.875% 1/26/26 (Reg. S)	EUR	100,000	93,251
			279,585
TOTAL REAL ESTATE			833,002
UTILITIES - 11.6%
Electric Utilities - 8.6%
Clearway Energy Operating LLC 3.75% 1/15/32 (b)		100,000	79,250
EnBW Energie Baden-Wuerttemberg AG 1.875% 6/29/80 (Reg. S) (c)	EUR	100,000	93,474
ENEL Finance International NV 1.375% 7/12/26 (b)		600,000	520,674
Energias de Portugal SA 1.7% 7/20/80 (Reg. S) (c)	EUR	100,000	95,193
Northern States Power Co. 2.25% 4/1/31		500,000	412,760
NSTAR Electric Co. 4.95% 9/15/52		400,000	382,003
Oncor Electric Delivery Co. LLC 4.15% 6/1/32		100,000	93,964
Public Service Co. of Colorado:
2.7% 1/15/51		300,000	195,140
3.7% 6/15/28		325,000	306,879
Wisconsin Electric Power Co. 4.75% 9/30/32		400,000	390,938
			2,570,275
Independent Power and Renewable Electricity Producers - 2.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		200,000	176,517
RWE AG 2.125% 5/24/26 (Reg. S)	EUR	100,000	99,962
The AES Corp. 2.45% 1/15/31		400,000	317,734
			594,213
Multi-Utilities - 1.0%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		325,000	290,468
TOTAL UTILITIES			3,454,956
TOTAL NONCONVERTIBLE BONDS (Cost $13,394,881)			11,906,731

U.S. Government and Government Agency Obligations - 34.8%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.5%
Tennessee Valley Authority 1.5% 9/15/31	200,000	158,679
U.S. Treasury Obligations - 34.3%
U.S. Treasury Bonds:
1.875% 11/15/51	750,000	487,793
2% 11/15/41 (d)	2,820,000	2,038,221
2.25% 2/15/52	170,000	121,211
2.875% 5/15/52	1,360,000	1,113,659
3% 8/15/52	385,000	323,641
U.S. Treasury Notes:
0.25% 6/15/24 (d)	150,000	140,965
2.75% 8/15/32	850,000	772,438
2.875% 5/15/32	80,000	73,575
3% 7/15/25	1,375,000	1,323,921
3.25% 6/30/27	2,320,000	2,226,019
3.5% 1/31/28	120,000	116,353
3.5% 2/15/33	200,000	193,406
4.125% 10/31/27	690,000	686,550
4.125% 11/15/32	200,000	203,188
4.375% 10/31/24	375,000	371,484
TOTAL U.S. TREASURY OBLIGATIONS		10,192,424
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $11,719,064)		10,351,103

U.S. Government Agency - Mortgage Securities - 12.3%
	Principal Amount (a)	Value ($)
Fannie Mae - 4.7%
2% 6/1/36 to 11/1/41	389,054	335,142
3% 1/1/52	979,610	863,208
4.5% 12/1/52	200,000	192,892
TOTAL FANNIE MAE		1,391,242
Freddie Mac - 7.3%
2% 4/1/51 to 1/1/52	557,231	454,472
2.5% 2/1/52 to 3/1/52	1,354,828	1,148,454
3.5% 6/1/52	99,584	90,795
4% 12/1/52	199,494	187,436
1.5% 12/1/31	300,557	269,965
TOTAL FREDDIE MAC		2,151,122
Uniform Mortgage Backed Securities - 0.3%
5% 3/1/53 (e)	100,000	98,266
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,013,594)		3,640,630

Asset-Backed Securities - 2.4%
	Principal Amount (a)	Value ($)
GoodLeap Sustainable Home Solutions Trust Series 2021-5CS Class A, 2.31% 10/20/48 (b)	340,150	268,920
Hertz Vehicle Financing III LLC Series 2023-1A Class A, 5.49% 6/25/27 (b)	100,000	99,770
Sunnova Helios Viii Issuer LLC Series 2022-A Class A, 2.79% 2/22/49 (b)	233,382	198,631
Sunrun Callisto Issuer, LLC Series 2021-2A Class A, 2.27% 1/30/57 (b)	187,786	147,572
TOTAL ASSET-BACKED SECURITIES (Cost $858,124)		714,893

Commercial Mortgage Securities - 1.6%
	Principal Amount (a)	Value ($)
Freddie Mac sequential payer:
Series 2020-KG03 Class A2, 1.297% 6/25/30	160,000	128,182
Series 2022-KG07 Class A2, 3.123% 8/25/32	200,000	178,832
Series 2022-KSG4 Class A2, 3.4% 8/25/32 (c)	200,000	182,915
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $541,641)		489,929

Foreign Government and Government Agency Obligations - 1.8%
		Principal Amount (a)	Value ($)
German Federal Republic 0% 8/15/31(Reg. S) (d)	EUR	486,000	414,566
Uruguay Republic 5.75% 10/28/34		100,000	107,500
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $528,482)			522,066

Preferred Securities - 2.6%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Telefonica Europe BV 2.502% (Reg. S) (c)(f)	EUR	100,000	92,767
FINANCIALS - 0.7%
Banks - 0.7%
Banco Bilbao Vizcaya Argentaria SA 6% (Reg. S) (c)(f)	EUR	200,000	204,280
REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Citycon Oyj 4.496% (Reg. S) (c)(f)	EUR	100,000	64,704
UTILITIES - 1.4%
Electric Utilities - 1.4%
Iberdrola International BV 3.25% (Reg. S) (c)(f)	EUR	100,000	102,027
ORSTED A/S 2.25% (Reg. S) (c)(f)	EUR	100,000	100,624
TenneT Holding BV 2.995% (Reg. S) (c)(f)	EUR	125,000	132,365
Terna - Rete Elettrica Nazionale 2.375% (Reg. S) (c)(f)	EUR	100,000	88,185
			423,201
TOTAL PREFERRED SECURITIES (Cost $1,026,260)			784,952

Money Market Funds - 6.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (g) (Cost $1,852,794)	1,852,423	1,852,794

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $33,934,840)	30,263,098
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(546,313)
NET ASSETS - 100.0%	29,716,785

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	3	Jun 2023	321,164	(404)	(404)

Sold

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	12	Mar 2023	1,461,911	56,548	56,548
Eurex Euro-Bund Contracts (Germany)	3	Mar 2023	421,737	27,735	27,735
Eurex Euro-Schatz Contracts (Germany)	13	Mar 2023	1,443,486	22,867	22,867

TOTAL BOND INDEX CONTRACTS					107,150

Treasury Contracts
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	5	Jun 2023	585,938	(1,730)	(1,730)

TOTAL SOLD					105,420

TOTAL FUTURES CONTRACTS					105,016
The notional amount of futures purchased as a percentage of Net Assets is 1.1%
The notional amount of futures sold as a percentage of Net Assets is 13.2%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $4,169,624.
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	52,000	USD	55,053	State Street Bank and Trust Co	3/01/23	(53)
EUR	4,000	USD	4,245	JPMorgan Chase Bank, N.A.	3/02/23	(15)
AUD	17,000	USD	12,073	Brown Brothers Harriman & Co	4/20/23	(613)
EUR	3,000	USD	3,187	BNP Paribas S.A.	4/20/23	(5)
EUR	86,000	USD	93,952	Bank of America, N.A.	4/20/23	(2,720)
EUR	10,000	USD	10,722	Bank of America, N.A.	4/20/23	(113)
EUR	4,000	USD	4,321	Bank of America, N.A.	4/20/23	(78)
EUR	36,000	USD	38,570	Bank of America, N.A.	4/20/23	(380)
EUR	4,000	USD	4,284	Bank of America, N.A.	4/20/23	(41)
EUR	78,000	USD	82,535	Bank of America, N.A.	4/20/23	210
EUR	6,000	USD	6,496	Brown Brothers Harriman & Co	4/20/23	(131)
EUR	4,000	USD	4,356	Brown Brothers Harriman & Co	4/20/23	(113)
EUR	12,000	USD	13,114	Brown Brothers Harriman & Co	4/20/23	(384)
EUR	851,000	USD	931,694	Brown Brothers Harriman & Co	4/20/23	(28,922)
EUR	14,000	USD	14,954	Brown Brothers Harriman & Co	4/20/23	(102)
EUR	75,000	USD	81,827	JPMorgan Chase Bank, N.A.	4/20/23	(2,264)
EUR	5,000	USD	5,394	JPMorgan Chase Bank, N.A.	4/20/23	(90)
EUR	11,000	USD	11,837	JPMorgan Chase Bank, N.A.	4/20/23	(168)
EUR	3,000	USD	3,203	JPMorgan Chase Bank, N.A.	4/20/23	(21)
GBP	2,000	USD	2,407	Bank of America, N.A.	4/20/23	1
GBP	87,000	USD	107,596	Brown Brothers Harriman & Co	4/20/23	(2,851)
USD	30,669	AUD	44,000	HSBC Bank	4/20/23	1,009
USD	4,484,074	EUR	4,141,000	BNP Paribas S.A.	4/20/23	91,150
USD	18,526	EUR	17,000	BNP Paribas S.A.	4/20/23	491
USD	2,181	EUR	2,000	Brown Brothers Harriman & Co	4/20/23	60
USD	7,638	EUR	7,000	Brown Brothers Harriman & Co	4/20/23	212
USD	38,421	EUR	35,000	Brown Brothers Harriman & Co	4/20/23	1,292
USD	7,563	EUR	7,000	Citibank, N. A.	4/20/23	137
USD	30,467	EUR	28,000	JPMorgan Chase Bank, N.A.	4/20/23	763
USD	18,450	EUR	17,000	JPMorgan Chase Bank, N.A.	4/20/23	416
USD	2,194	EUR	2,000	JPMorgan Chase Bank, N.A.	4/20/23	72
USD	4,397	EUR	4,000	JPMorgan Chase Bank, N.A.	4/20/23	154
USD	14,148	EUR	13,000	State Street Bank and Trust Co	4/20/23	357
USD	45,659	EUR	43,000	State Street Bank and Trust Co	4/20/23	43
USD	208,969	GBP	171,000	Bank of America, N.A.	4/20/23	3,090
USD	3,714	GBP	3,000	Bank of America, N.A.	4/20/23	102
USD	3,673	GBP	3,000	JPMorgan Chase Bank, N.A.	4/20/23	61
USD	2,455	GBP	2,000	JPMorgan Chase Bank, N.A.	4/20/23	47

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						60,603

Unrealized Appreciation						99,667
Unrealized Depreciation						(39,064)

For the period, the average contract value for forward foreign currency contracts was $5,198,881. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,922,606 or 9.8% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $129,817.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	1,783,992	6,822,963	6,754,161	26,066	-	-	1,852,794	0.0%
Total	1,783,992	6,822,963	6,754,161	26,066	-	-	1,852,794

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	11,906,731	-	11,906,731	-

U.S. Government and Government Agency Obligations	10,351,103	-	10,351,103	-

U.S. Government Agency - Mortgage Securities	3,640,630	-	3,640,630	-

Asset-Backed Securities	714,893	-	714,893	-

Commercial Mortgage Securities	489,929	-	489,929	-

Foreign Government and Government Agency Obligations	522,066	-	522,066	-

Preferred Securities	784,952	-	784,952	-

Money Market Funds	1,852,794	1,852,794	-	-
Total Investments in Securities:	30,263,098	1,852,794	28,410,304	-
Derivative Instruments:

Assets
Futures Contracts	107,150	107,150	-	-
Forward Foreign Currency Contracts	99,667	-	99,667	-
Total Assets	206,817	107,150	99,667	-

Liabilities
Futures Contracts	(2,134)	(2,134)	-	-
Forward Foreign Currency Contracts	(39,064)	-	(39,064)	-
Total Liabilities	(41,198)	(2,134)	(39,064)	-
Total Derivative Instruments:	165,619	105,016	60,603	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	99,667	(39,064)
Total Foreign Exchange Risk	99,667	(39,064)
Interest Rate Risk
Futures Contracts (b)	107,150	(2,134)
Total Interest Rate Risk	107,150	(2,134)
Total Value of Derivatives	206,817	(41,198)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $32,082,046)	$28,410,304
Fidelity Central Funds (cost $1,852,794)	1,852,794

Total Investment in Securities (cost $33,934,840)		$30,263,098
Cash		11,287
Foreign currency held at value (cost $36,145)		35,610
Unrealized appreciation on forward foreign currency contracts		99,667
Receivable for fund shares sold		7,158
Interest receivable		197,330
Distributions receivable from Fidelity Central Funds		5,281
Receivable for daily variation margin on futures contracts		7,620
Receivable from investment adviser for expense reductions		914
Total assets		30,627,965
Liabilities
Payable for investments purchased
Regular delivery	$688,245
Delayed delivery	99,840
Unrealized depreciation on forward foreign currency contracts	39,064
Payable for fund shares redeemed	38,657
Distributions payable	33,829
Accrued management fee	8,729
Distribution and service plan fees payable	944
Other affiliated payables	1,872
Total Liabilities		911,180
Net Assets		$29,716,785
Net Assets consist of:
Paid in capital		$42,242,357
Total accumulated earnings (loss)		(12,525,572)
Net Assets		$29,716,785

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($974,646 ÷ 116,457 shares) (a)		$8.37
Maximum offering price per share (100/96.00 of $8.37)		$8.72
Class M :
Net Asset Value and redemption price per share ($725,343 ÷ 86,670 shares) (a)		$8.37
Maximum offering price per share (100/96.00 of $8.37)		$8.72
Class C :
Net Asset Value and offering price per share ($730,042 ÷ 87,315 shares) (a)		$8.36
Fidelity Environmental Bond Fund :
Net Asset Value , offering price and redemption price per share ($10,945,368 ÷ 1,307,830 shares)		$8.37
Class I :
Net Asset Value , offering price and redemption price per share ($649,353 ÷ 77,654 shares)		$8.36
Class Z :
Net Asset Value , offering price and redemption price per share ($15,692,033 ÷ 1,875,068 shares)		$8.37
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Dividends		$19,296
Interest		428,512
Income from Fidelity Central Funds		26,066
Total Income		473,874
Expenses
Management fee	$51,686
Transfer agent fees	11,180
Distribution and service plan fees	5,505
Independent trustees' fees and expenses	63
Total expenses before reductions	68,434
Expense reductions	(3,672)
Total expenses after reductions		64,762
Net Investment income (loss)		409,112
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(620,429)
Forward foreign currency contracts	(161,071)
Foreign currency transactions	(2,052)
Futures contracts	110,141
Total net realized gain (loss)		(673,411)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(254,331)
Forward foreign currency contracts	(25,212)
Assets and liabilities in foreign currencies	2,416
Futures contracts	62,493
Total change in net unrealized appreciation (depreciation)		(214,634)
Net gain (loss)		(888,045)
Net increase (decrease) in net assets resulting from operations		$(478,933)
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$409,112	$869,461
Net realized gain (loss)	(673,411)	(8,069,400)
Change in net unrealized appreciation (depreciation)	(214,634)	(3,326,964)
Net increase (decrease) in net assets resulting from operations	(478,933)	(10,526,903)
Distributions to shareholders	(738,357)	(874,786)
Share transactions - net increase (decrease)	556,593	30,072,001
Total increase (decrease) in net assets	(660,697)	18,670,312

Net Assets
Beginning of period	30,377,482	11,707,170
End of period	$29,716,785	$30,377,482

Financial Highlights
Fidelity Advisor® Environmental Bond Fund Class A

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.71	$10.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.105	.101	.010
Net realized and unrealized gain (loss)	(.245)	(1.386)	.101
Total from investment operations	(.140)	(1.285)	.111
Distributions from net investment income	(.200)	(.100) D	(.011)
Distributions from net realized gain	-	(.005) D	-
Total distributions	(.200)	(.105)	(.011)
Net asset value, end of period	$8.37	$8.71	$10.10
Total Return E,F,G	(1.60)%	(12.79)%	1.11%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.71% J	.67%	.65% J
Expenses net of fee waivers, if any	.71% J	.67%	.65% J
Expenses net of all reductions	.71% J	.67%	.65% J
Net investment income (loss)	2.52% J	1.07%	.50% J
Supplemental Data
Net assets, end of period (000 omitted)	$975	$778	$809
Portfolio turnover rate K	49% J	198%	12% L

A For the period June 15, 2021 (commencement of operations) through August 31, 2021

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Amount not annualized.

Fidelity Advisor® Environmental Bond Fund Class M

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.71	$10.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.107	.101	.010
Net realized and unrealized gain (loss)	(.246)	(1.386)	.101
Total from investment operations	(.139)	(1.285)	.111
Distributions from net investment income	(.201)	(.100) D	(.011)
Distributions from net realized gain	-	(.005) D	-
Total distributions	(.201)	(.105)	(.011)
Net asset value, end of period	$8.37	$8.71	$10.10
Total Return E,F,G	(1.59)%	(12.78)%	1.11%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.69% J	.67%	.65% J
Expenses net of fee waivers, if any	.69% J	.67%	.65% J
Expenses net of all reductions	.69% J	.66%	.65% J
Net investment income (loss)	2.55% J	1.07%	.50% J
Supplemental Data
Net assets, end of period (000 omitted)	$725	$736	$809
Portfolio turnover rate K	49% J	198%	12% L

A For the period June 15, 2021 (commencement of operations) through August 31, 2021

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Amount not annualized.

Fidelity Advisor® Environmental Bond Fund Class C

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.70	$10.09	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.075	.030	(.005)
Net realized and unrealized gain (loss)	(.246)	(1.382)	.095
Total from investment operations	(.171)	(1.352)	.090
Distributions from net investment income	(.169)	(.033) D	- E
Distributions from net realized gain	-	(.005) D	-
Total distributions	(.169)	(.038)	- E
Net asset value, end of period	$8.36	$8.70	$10.09
Total Return F,G,H	(1.96)%	(13.42)%	.90%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.45% K	1.42%	1.39% K
Expenses net of fee waivers, if any	1.45% K	1.42%	1.39% K
Expenses net of all reductions	1.44% K	1.42%	1.39% K
Net investment income (loss)	1.79% K	.32%	(.25)% K
Supplemental Data
Net assets, end of period (000 omitted)	$730	$741	$808
Portfolio turnover rate L	49% K	198%	12% M

A For the period June 15, 2021 (commencement of operations) through August 31, 2021

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Amount represents less than $.0005 per share.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the contingent deferred sales charge.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Amount not annualized.

Fidelity® Environmental Bond Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.71	$10.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.116	.120	.015
Net realized and unrealized gain (loss)	(.245)	(1.385)	.101
Total from investment operations	(.129)	(1.265)	.116
Distributions from net investment income	(.211)	(.120) D	(.016)
Distributions from net realized gain	-	(.005) D	-
Total distributions	(.211)	(.125)	(.016)
Net asset value, end of period	$8.37	$8.71	$10.10
Total Return E,F	(1.47)%	(12.60)%	1.16%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.45% I	.45%	.45% I
Expenses net of fee waivers, if any	.45% I	.45%	.45% I
Expenses net of all reductions	.45% I	.45%	.45% I
Net investment income (loss)	2.78% I	1.29%	.70% I
Supplemental Data
Net assets, end of period (000 omitted)	$10,945	$10,796	$7,663
Portfolio turnover rate J	49% I	198%	12% K

A For the period June 15, 2021 (commencement of operations) through August 31, 2021

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

Fidelity Advisor® Environmental Bond Fund Class I

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.70	$10.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.112	.109	.016
Net realized and unrealized gain (loss)	(.247)	(1.372)	.100
Total from investment operations	(.135)	(1.263)	.116
Distributions from net investment income	(.205)	(.132) D	(.016)
Distributions from net realized gain	-	(.005) D	-
Total distributions	(.205)	(.137)	(.016)
Net asset value, end of period	$8.36	$8.70	$10.10
Total Return E,F	(1.53)%	(12.58)%	1.16%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.57% I	.60%	.40% I
Expenses net of fee waivers, if any	.57% I	.60%	.40% I
Expenses net of all reductions	.57% I	.59%	.40% I
Net investment income (loss)	2.66% I	1.14%	.74% I
Supplemental Data
Net assets, end of period (000 omitted)	$649	$996	$809
Portfolio turnover rate J	49% I	198%	12% K

A For the period June 15, 2021 (commencement of operations) through August 31, 2021

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

Fidelity Advisor® Environmental Bond Fund Class Z

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.71	$10.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.120	.130	.017
Net realized and unrealized gain (loss)	(.245)	(1.386)	.101
Total from investment operations	(.125)	(1.256)	.118
Distributions from net investment income	(.215)	(.129) D	(.018)
Distributions from net realized gain	-	(.005) D	-
Total distributions	(.215)	(.134)	(.018)
Net asset value, end of period	$8.37	$8.71	$10.10
Total Return E,F	(1.42)%	(12.52)%	1.18%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.40% I	.40%	.40% I
Expenses net of fee waivers, if any	.36% I	.36%	.36% I
Expenses net of all reductions	.36% I	.36%	.36% I
Net investment income (loss)	2.88% I	1.38%	.78% I
Supplemental Data
Net assets, end of period (000 omitted)	$15,692	$16,331	$809
Portfolio turnover rate J	49% I	198%	12% K

A For the period June 15, 2021 (commencement of operations) through August 31, 2021

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023

1. Organization.
Fidelity Environmental Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Environmental Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund normally invests in issuers whose products or services are intended or likely to have a positive environmental impact. Some industries and sectors might be more likely to issue environmental bonds, and events or factors impacting these sectors may have a greater effect on, and may more adversely affect, the Fund than they would a fund that does not invest in issuers with a common purpose. The Fund also will be affected by a decrease in governmental or other support for environmental initiatives.
Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's   Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.   Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, foreign currency transactions, market discount, capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$232,156
Gross unrealized depreciation	(3,968,545)
Net unrealized appreciation (depreciation)	$(3,736,389)
Tax cost	$34,165,106

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(8,304,797)
Long-term	(97,177)
Total capital loss carryforward	$(8,401,974)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Environmental Bond Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	$(161,071)	$(25,212)
Total Foreign Exchange Risk	(161,071)	(25,212)
Interest Rate Risk
Futures Contracts	110,141	62,493
Total Interest Rate Risk	110,141	62,493
Totals	$(50,930)	$37,281

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Environmental Bond Fund	3,592,854	3,436,034

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees and other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$989	$851
Class M	- %	.25%	900	862
Class C	.75%	.25%	3,616	3,498
			$5,505	$5,211

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$13
Class M	2
$15

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$420.11
Class M	302.08
Class C	300.08
Fidelity Environmental Bond Fund	5,390.10
Class I	825.22
Class Z	3,943.05
	$11,180

A   Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2023. Some expenses, for example   the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$3,390

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $282.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2023	Year ended August 31, 2022
Fidelity Environmental Bond Fund
Distributions to shareholders
Class A	$18,682	$9,091
Class M	17,110	8,571
Class C	14,474	3,199
Fidelity Environmental Bond Fund	269,801	137,201
Class I	17,904	186,400
Class Z	400,386	530,324
Total	$738,357	$874,786

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2023	Year ended August 31, 2022	Six months ended February 28, 2023	Year ended August 31, 2022
Fidelity Environmental Bond Fund
Class A
Shares sold	25,090	8,862	$210,141	$86,250
Reinvestment of distributions	2,225	975	18,682	9,091
Shares redeemed	(146)	(635)	(1,238)	(5,913)
Net increase (decrease)	27,169	9,202	$227,585	$89,428
Class M
Shares sold	120	3,509	$1,015	$31,738
Reinvestment of distributions	2,038	919	17,110	8,571
Shares redeemed	(2)	-	(15)	-
Net increase (decrease)	2,156	4,428	$18,110	$40,309
Class C
Shares sold	676	4,759	$5,749	$45,195
Reinvestment of distributions	1,724	347	14,474	3,199
Shares redeemed	(192)	-	(1,599)	(4)
Net increase (decrease)	2,208	5,106	$18,624	$48,390
Fidelity Environmental Bond Fund
Shares sold	125,149	633,009	$1,057,606	$6,136,270
Reinvestment of distributions	28,320	13,467	237,714	125,175
Shares redeemed	(85,100)	(165,841)	(717,647)	(1,556,252)
Net increase (decrease)	68,369	480,635	$577,673	$4,705,193
Class I
Shares sold	17,695	3,876,416	$148,507	$38,185,205
Reinvestment of distributions	2,028	18,854	17,009	179,111
Shares redeemed	(56,564)	(3,860,903)	(471,187)	(35,321,990)
Net increase (decrease)	(36,841)	34,367	$(305,671)	$3,042,326
Class Z
Shares sold	137,254	7,890,789	$1,157,700	$77,233,768
Reinvestment of distributions	3,022	38,714	25,324	366,403
Shares redeemed	(140,183)	(6,134,667)	(1,162,752)	(55,453,816)
Net increase (decrease)	93	1,794,836	$20,272	$22,146,355

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Environmental Bond Fund	23%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023
Fidelity® Environmental Bond Fund
Class A	.71%
Actual		$ 1,000	$ 984.00	$ 3.49
Hypothetical- B		$ 1,000	$ 1,021.27	$ 3.56
Class M	.69%
Actual		$ 1,000	$ 984.10	$ 3.39
Hypothetical- B		$ 1,000	$ 1,021.37	$ 3.46
Class C	1.45%
Actual		$ 1,000	$ 980.40	$ 7.12
Hypothetical- B		$ 1,000	$ 1,017.60	$ 7.25
Fidelity® Environmental Bond Fund	.45%
Actual		$ 1,000	$ 985.30	$ 2.22
Hypothetical- B		$ 1,000	$ 1,022.56	$ 2.26
Class I	.57%
Actual		$ 1,000	$ 984.70	$ 2.80
Hypothetical- B		$ 1,000	$ 1,021.97	$ 2.86
Class Z	.36%
Actual		$ 1,000	$ 985.80	$ 1.77
Hypothetical- B		$ 1,000	$ 1,023.01	$ 1.81

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Environmental Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.   The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv)  broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio .   The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of the representative class (the retail class) of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for the representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total net expense ratio of the retail class ranked below the similar sales load structure group competitive median for the period and below the ASPG competitive median for the period.

The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2023.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.   In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9901919.101
ENB-SANN-0423
Fidelity® Total Bond Fund

Semi-Annual Report
February 28, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 28, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of Fund's net assets)

Futures and Swaps - 0.6%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 35.8%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.2%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		16,044,000	14,736,166
3.375% 8/15/26		22,712,000	14,514,788
			29,250,954
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		894,620	5,477,579
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		1,544,200	9,454,828
			14,932,407
TOTAL CONVERTIBLE BONDS			44,183,361
Nonconvertible Bonds - 35.6%
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 0.7%
Altice France SA:
5.125% 1/15/29(d)		8,750,000	6,716,965
5.125% 7/15/29(d)		5,125,000	3,954,558
5.5% 1/15/28(d)		4,280,000	3,525,308
5.5% 10/15/29(d)		35,000	27,289
AT&T, Inc. 4.3% 2/15/30		10,373,000	9,730,655
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		27,602,000	24,869,402
Cablevision Lightpath LLC:
3.875% 9/15/27(d)		1,135,000	925,207
5.625% 9/15/28(d)		895,000	666,775
Colombia Telecomunicaciones SA 4.95% 7/17/30 (d)		560,000	430,080
Consolidated Communications, Inc. 5% 10/1/28 (d)		1,385,000	921,150
Frontier Communications Holdings LLC:
5% 5/1/28(d)		6,390,000	5,607,225
5.875% 10/15/27(d)		2,511,000	2,332,970
5.875% 11/1/29		3,395,000	2,718,512
8.75% 5/15/30(d)		2,730,000	2,760,713
IHS Holding Ltd. 5.625% 11/29/26 (d)		1,070,000	907,694
Iliad SA 1.875% 2/11/28 (Reg. S)	EUR	1,800,000	1,561,496
Level 3 Financing, Inc.:
3.625% 1/15/29(d)		840,000	539,011
4.25% 7/1/28(d)		8,820,000	6,019,650
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (d)		1,630,000	1,132,850
Lumen Technologies, Inc. 4.5% 1/15/29 (d)		12,945,000	6,841,433
Qtel International Finance Ltd.:
2.625% 4/8/31(d)		1,235,000	1,055,385
5% 10/19/25(d)		660,000	659,340
Sable International Finance Ltd. 5.75% 9/7/27 (d)		2,355,000	2,163,362
Sprint Capital Corp.:
6.875% 11/15/28		4,865,000	5,100,953
8.75% 3/15/32		6,430,000	7,654,851
Telecom Italia Capital SA:
6% 9/30/34		2,030,000	1,696,065
7.2% 7/18/36		2,599,000	2,282,910
7.721% 6/4/38		605,000	550,550
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		1,565,000	1,407,389
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		7,800,000	7,277,790
Turk Telekomunikasyon A/S 6.875% 2/28/25 (d)		2,050,000	1,924,181
Verizon Communications, Inc.:
2.1% 3/22/28		22,884,000	19,751,252
2.55% 3/21/31		21,181,000	17,325,800
3% 3/22/27		5,131,000	4,740,873
4.862% 8/21/46		26,720,000	24,129,795
5.012% 4/15/49		569,000	521,989
Windstream Escrow LLC 7.75% 8/15/28 (d)		12,530,000	10,239,516
Zayo Group Holdings, Inc.:
4% 3/1/27(d)		2,850,000	2,186,306
6.125% 3/1/28(d)		2,415,000	1,521,305
			194,378,555
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (d)		5,810,000	4,776,459

Interactive Media & Services - 0.0%
Baidu, Inc.:
1.72% 4/9/26		1,135,000	1,007,585
2.375% 10/9/30		635,000	516,236
Tencent Holdings Ltd.:
1.81% 1/26/26(d)		645,000	579,210
2.39% 6/3/30(d)		800,000	651,104
2.88% 4/22/31(d)		530,000	438,343
3.975% 4/11/29(d)		480,000	439,651
			3,632,129
Media - 2.1%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)		7,430,000	5,677,337
Altice Financing SA:
5% 1/15/28(d)		5,435,000	4,510,398
5.75% 8/15/29(d)		16,285,000	13,318,036
Altice France Holding SA 6% 2/15/28 (d)		11,415,000	7,847,813
Cable Onda SA 4.5% 1/30/30 (d)		2,555,000	2,058,372
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(d)		7,995,000	6,417,587
4.25% 1/15/34(d)		5,075,000	3,798,904
4.5% 8/15/30(d)		10,470,000	8,611,784
4.5% 5/1/32		8,750,000	6,925,188
4.5% 6/1/33(d)		12,635,000	9,830,062
4.75% 3/1/30(d)		7,600,000	6,391,372
4.75% 2/1/32(d)		5,555,000	4,499,550
5% 2/1/28(d)		3,814,000	3,456,438
5.375% 6/1/29(d)		3,411,000	3,042,441
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.85% 4/1/61		3,000,000	1,766,841
3.9% 6/1/52		4,000,000	2,527,720
4.4% 4/1/33		24,687,000	21,115,390
4.8% 3/1/50		8,000,000	5,846,894
4.908% 7/23/25		13,008,000	12,728,397
5.25% 4/1/53		46,711,000	36,527,055
5.375% 5/1/47		32,692,000	26,044,211
5.5% 4/1/63		36,711,000	28,535,195
6.484% 10/23/45		9,078,000	8,213,300
6.834% 10/23/55		3,000,000	2,821,521
Comcast Corp.:
3.9% 3/1/38		3,341,000	2,865,391
4.65% 7/15/42		7,870,000	7,264,305
6.45% 3/15/37		1,399,000	1,533,297
CSC Holdings LLC:
4.125% 12/1/30(d)		3,005,000	2,171,653
4.5% 11/15/31(d)		950,000	674,480
4.625% 12/1/30(d)		9,945,000	5,354,139
5.375% 2/1/28(d)		8,050,000	6,714,505
5.75% 1/15/30(d)		4,775,000	2,734,786
7.5% 4/1/28(d)		7,611,000	5,097,163
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		15,945,000	1,789,029
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (d)		935,000	835,907
Discovery Communications LLC:
3.625% 5/15/30		13,528,000	11,576,679
4.65% 5/15/50		36,524,000	26,785,402
DISH DBS Corp. 5.75% 12/1/28 (d)		4,915,000	3,926,102
DISH Network Corp. 11.75% 11/15/27 (d)		8,390,000	8,500,958
Dolya Holdco 18 DAC 5% 7/15/28 (d)		2,335,000	2,026,799
Fox Corp.:
4.709% 1/25/29		5,868,000	5,603,305
5.476% 1/25/39		5,787,000	5,318,103
5.576% 1/25/49		3,840,000	3,496,248
Gray Escrow II, Inc. 5.375% 11/15/31 (d)		1,145,000	850,108
Lagardere S.C.A. 2.125% 10/16/26 (Reg. S)	EUR	4,800,000	4,851,909
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (d)		3,675,000	3,089,573
Magallanes, Inc.:
3.428% 3/15/24(d)		14,745,000	14,390,851
3.638% 3/15/25(d)		8,076,000	7,703,221
3.755% 3/15/27(d)		15,793,000	14,487,463
4.054% 3/15/29(d)		5,474,000	4,895,153
4.279% 3/15/32(d)		42,020,000	36,276,335
5.05% 3/15/42(d)		11,773,000	9,537,727
5.141% 3/15/52(d)		59,938,000	46,985,625
News Corp. 5.125% 2/15/32 (d)		2,385,000	2,116,584
Nexstar Broadcasting, Inc.:
4.75% 11/1/28(d)		760,000	664,445
5.625% 7/15/27(d)		950,000	882,296
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26(d)		7,020,000	5,238,329
6.5% 9/15/28(d)		11,867,000	5,581,386
Sinclair Television Group, Inc. 5.5% 3/1/30 (d)		2,530,000	1,865,774
Sirius XM Radio, Inc.:
4% 7/15/28(d)		8,390,000	7,173,450
4.125% 7/1/30(d)		7,820,000	6,355,546
5.5% 7/1/29(d)		1,410,000	1,272,525
TEGNA, Inc.:
4.625% 3/15/28		2,830,000	2,518,700
5% 9/15/29		1,100,000	975,920
Time Warner Cable LLC:
4.5% 9/15/42		18,291,000	13,649,490
5.5% 9/1/41		8,265,000	6,958,022
5.875% 11/15/40		10,540,000	9,307,909
6.55% 5/1/37		29,622,000	28,370,076
7.3% 7/1/38		24,672,000	24,727,393
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (e)		4,321,000	1,980,401
Univision Communications, Inc.:
4.5% 5/1/29(d)		3,215,000	2,711,652
6.625% 6/1/27(d)		3,245,000	3,080,738
Virgin Media Secured Finance PLC 4.5% 8/15/30 (d)		4,925,000	4,076,472
VTR Finance BV 6.375% 7/15/28 (d)		830,000	356,485
Ziggo BV 4.875% 1/15/30 (d)		2,545,000	2,152,212
			611,863,827
Wireless Telecommunication Services - 0.6%
AXIAN Telecom 7.375% 2/16/27 (d)		1,350,000	1,230,019
Bharti Airtel International BV 5.35% 5/20/24 (d)		1,560,000	1,549,938
CT Trust 5.125% 2/3/32 (d)		1,755,000	1,379,869
Digicel Group Ltd. 6.75% 3/1/23 (d)		731,000	284,999
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)		8,482,000	7,379,282
Millicom International Cellular SA:
4.5% 4/27/31(d)		7,330,000	5,918,975
5.125% 1/15/28(d)		711,000	625,147
MTN (Mauritius) Investments Ltd.:
4.755% 11/11/24(d)		745,000	718,366
6.5% 10/13/26(d)		819,000	808,148
Rogers Communications, Inc.:
3.2% 3/15/27(d)		17,146,000	15,765,205
3.8% 3/15/32(d)		14,963,000	13,069,865
Sprint Corp.:
7.125% 6/15/24		7,850,000	7,948,910
7.625% 2/15/25		2,950,000	3,021,700
7.625% 3/1/26		4,405,000	4,574,597
7.875% 9/15/23		1,905,000	1,922,791
T-Mobile U.S.A., Inc.:
2.25% 11/15/31		35,000,000	27,443,118
3.5% 4/15/31		4,760,000	4,120,671
3.75% 4/15/27		23,850,000	22,422,243
3.875% 4/15/30		42,000,000	38,083,382
4.375% 4/15/40		5,147,000	4,373,801
VimpelCom Holdings BV 7.25% 12/26/23 (d)		1,155,000	1,114,575
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S)(f)	GBP	5,150,000	5,903,528
6.25% 10/3/78 (Reg. S)(f)		1,000,000	967,500
VTR Comunicaciones SpA:
4.375% 4/15/29(d)		565,000	371,488
5.125% 1/15/28(d)		1,568,000	1,098,564
			172,096,681
TOTAL COMMUNICATION SERVICES			986,747,651

CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.1%
Adient Global Holdings Ltd. 0% 4/15/28 (d)(g)		575,000	576,438
Allison Transmission, Inc. 3.75% 1/30/31 (d)		950,000	788,500
Dana, Inc.:
4.25% 9/1/30		775,000	626,022
5.375% 11/15/27		515,000	475,201
IHO Verwaltungs GmbH 4.75% 9/15/26 pay-in-kind (d)(f)		380,000	350,429
Metalsa SA de CV 3.75% 5/4/31 (d)		1,225,000	936,972
Tupy Overseas SA 4.5% 2/16/31 (d)		550,000	426,525
Valeo SA 1% 8/3/28 (Reg. S)	EUR	2,800,000	2,363,331
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	1,600,000	1,536,203
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	2,600,000	2,362,405
ZF North America Capital, Inc. 4.75% 4/29/25 (d)		2,400,000	2,292,624
			12,734,650
Automobiles - 0.2%
Ford Motor Co.:
3.25% 2/12/32		1,900,000	1,435,998
4.75% 1/15/43		950,000	693,202
5.291% 12/8/46		380,000	297,350
6.1% 8/19/32		6,145,000	5,722,880
7.4% 11/1/46		760,000	756,937
General Motors Financial Co., Inc.:
4% 1/15/25		11,521,000	11,166,429
4.25% 5/15/23		3,453,000	3,445,411
5.15% 8/15/26 (Reg. S)	GBP	1,380,000	1,632,411
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.1636% 10/15/26 (d)(f)(h)		11,830,000	11,534,250
Volkswagen Group of America Finance LLC 3.125% 5/12/23 (d)		19,413,000	19,320,793
			56,005,661
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)		6,993,000	6,437,274
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		12,380,000	12,041,871
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		5,393,000	5,376,405
Service Corp. International:
4% 5/15/31		3,715,000	3,138,469
5.125% 6/1/29		4,485,000	4,199,081
Sotheby's 7.375% 10/15/27 (d)		4,563,000	4,304,643
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		5,810,000	5,404,636
			40,902,379
Hotels, Restaurants & Leisure - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30(d)		3,260,000	2,692,499
4.375% 1/15/28(d)		4,880,000	4,363,082
5.75% 4/15/25(d)		110,000	109,313
Affinity Gaming LLC 6.875% 12/15/27 (d)		7,520,000	6,707,464
Aramark Services, Inc.:
5% 2/1/28(d)		2,324,000	2,139,707
6.375% 5/1/25(d)		5,069,000	5,036,001
Caesars Entertainment, Inc.:
6.25% 7/1/25(d)		4,730,000	4,690,664
7% 2/15/30(d)		3,560,000	3,586,700
8.125% 7/1/27(d)		5,795,000	5,852,950
Caesars Resort Collection LLC 5.75% 7/1/25 (d)		3,860,000	3,853,554
Carnival Corp.:
5.75% 3/1/27(d)		6,445,000	5,284,900
6% 5/1/29(d)		5,535,000	4,292,520
6.65% 1/15/28		450,000	344,883
7.625% 3/1/26(d)		7,350,000	6,619,520
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (d)		3,890,000	3,223,915
Garden SpinCo Corp. 8.625% 7/20/30 (d)		935,000	986,501
GENM Capital Labuan Ltd. 3.882% 4/19/31 (d)		1,585,000	1,228,375
Golden Entertainment, Inc. 7.625% 4/15/26 (d)		3,736,000	3,746,386
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(d)		7,390,000	6,067,116
3.75% 5/1/29(d)		750,000	650,287
4% 5/1/31(d)		4,275,000	3,637,683
5.75% 5/1/28(d)		420,000	407,317
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (d)		1,425,000	1,197,998
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	6,990,000	7,466,184
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)		1,370,000	1,247,015
MajorDrive Holdings IV LLC 6.375% 6/1/29 (d)		2,105,000	1,626,908
Marriott Ownership Resorts, Inc.:
4.5% 6/15/29(d)		400,000	335,692
4.75% 1/15/28		1,395,000	1,232,455
McDonald's Corp. 3.5% 7/1/27		6,642,000	6,263,238
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		2,050,000	1,922,259
NCL Corp. Ltd.:
5.875% 3/15/26(d)		1,345,000	1,163,425
7.75% 2/15/29(d)		2,845,000	2,476,573
NCL Finance Ltd. 6.125% 3/15/28 (d)		960,000	799,200
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26(d)		5,550,000	4,869,737
5.375% 7/15/27(d)		2,130,000	1,872,128
5.5% 8/31/26(d)		5,685,000	5,223,492
5.5% 4/1/28(d)		4,835,000	4,214,186
7.25% 1/15/30(d)		950,000	954,156
11.625% 8/15/27(d)		870,000	928,334
Station Casinos LLC 4.5% 2/15/28 (d)		2,371,000	2,094,067
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (d)		618,000	582,700
Times Square Hotel Trust 8.528% 8/1/26 (d)		693,133	688,050
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)		950,000	815,537
Voc Escrow Ltd. 5% 2/15/28 (d)		2,170,000	1,911,662
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	1,850,000	1,912,105
3.375% 10/16/25 (Reg. S)	GBP	6,600,000	7,448,112
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)		2,700,000	2,445,428
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)		4,848,000	4,515,004
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (d)		950,000	948,100
Yum! Brands, Inc.:
3.625% 3/15/31		950,000	794,751
4.625% 1/31/32		5,170,000	4,569,970
5.375% 4/1/32		760,000	704,133
			148,743,936
Household Durables - 0.0%
Adams Homes, Inc. 7.5% 2/15/25 (d)		505,000	442,007
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (d)		1,345,000	1,103,626
Newell Brands, Inc.:
4.45% 4/1/26		1,000,000	945,300
5.75% 4/1/46(i)		760,000	610,424
6.375% 9/15/27		1,000,000	994,530
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (d)		950,000	945,345
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	3,350,000	2,849,632
TopBuild Corp. 4.125% 2/15/32 (d)		1,870,000	1,535,494
TRI Pointe Homes, Inc. 5.7% 6/15/28		380,000	353,238
			9,779,596
Internet & Direct Marketing Retail - 0.1%
Alibaba Group Holding Ltd. 2.125% 2/9/31		805,000	639,874
JD.com, Inc. 3.375% 1/14/30		2,255,000	1,994,863
Match Group Holdings II LLC:
3.625% 10/1/31(d)		570,000	446,025
4.125% 8/1/30(d)		4,555,000	3,775,993
5% 12/15/27(d)		2,650,000	2,467,813
Meituan:
2.125% 10/28/25(d)		1,375,000	1,235,180
3.05% 10/28/30(d)		1,235,000	947,322
Prosus NV:
3.68% 1/21/30(d)		1,370,000	1,132,648
4.027% 8/3/50(d)		1,605,000	1,005,432
4.193% 1/19/32(d)		720,000	590,760
Uber Technologies, Inc.:
4.5% 8/15/29(d)		3,040,000	2,687,603
7.5% 5/15/25(d)		5,190,000	5,242,611
8% 11/1/26(d)		7,245,000	7,355,315
			29,521,439
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24		16,110,000	15,439,965
Mattel, Inc.:
3.375% 4/1/26(d)		4,345,000	3,986,538
3.75% 4/1/29(d)		7,105,000	6,145,825
5.45% 11/1/41		760,000	638,400
5.875% 12/15/27(d)		2,650,000	2,587,858
			28,798,586
Multiline Retail - 0.1%
John Lewis PLC 6.125% 1/21/25	GBP	13,026,000	15,187,275
Marks & Spencer PLC 3.75% 5/19/26 (Reg. S)	GBP	5,980,000	6,498,914
Nordstrom, Inc.:
4.25% 8/1/31		2,260,000	1,653,665
4.375% 4/1/30		1,505,000	1,187,069
			24,526,923
Specialty Retail - 0.3%
AutoNation, Inc. 4.75% 6/1/30		2,958,000	2,747,810
AutoZone, Inc.:
3.625% 4/15/25		4,471,000	4,313,983
4% 4/15/30		20,750,000	19,068,277
Bath & Body Works, Inc. 6.694% 1/15/27		955,000	945,432
Carvana Co.:
4.875% 9/1/29(d)		2,235,000	1,057,209
5.5% 4/15/27(d)		3,025,000	1,542,133
5.875% 10/1/28(d)		1,600,000	769,246
10.25% 5/1/30(d)		440,000	274,890
Foot Locker, Inc. 4% 10/1/29 (d)		4,845,000	3,983,081
LBM Acquisition LLC 6.25% 1/15/29 (d)		3,310,000	2,358,243
Lowe's Companies, Inc.:
3.35% 4/1/27		2,389,000	2,235,053
4.45% 4/1/62		33,905,000	26,560,042
Michaels Companies, Inc.:
5.25% 5/1/28(d)		1,985,000	1,651,977
7.875% 5/1/29(d)		1,530,000	1,151,325
O'Reilly Automotive, Inc. 4.2% 4/1/30		4,640,000	4,349,889
Sally Holdings LLC 5.625% 12/1/25		2,200,000	2,145,000
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	3,850,000	3,197,774
			78,351,364
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc. 4.125% 8/15/31 (d)		1,255,000	1,029,100
Hanesbrands, Inc. 4.875% 5/15/26 (d)		515,000	475,595
Kontoor Brands, Inc. 4.125% 11/15/29 (d)		800,000	678,000
Levi Strauss & Co. 3.5% 3/1/31 (d)		3,360,000	2,746,800
Wolverine World Wide, Inc. 4% 8/15/29 (d)		4,440,000	3,576,154
			8,505,649
TOTAL CONSUMER DISCRETIONARY			437,870,183

CONSUMER STAPLES - 1.8%
Beverages - 0.7%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46		10,000,000	9,172,742
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		23,011,000	21,598,796
4.9% 2/1/46		28,689,000	26,315,679
Anheuser-Busch InBev SA NV 9.75% 7/30/24	GBP	249,000	318,376
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		33,300,000	30,324,477
4.35% 6/1/40		13,754,000	12,071,722
5.45% 1/23/39		18,170,000	18,110,123
5.55% 1/23/49		34,229,000	34,439,890
5.8% 1/23/59 (Reg. S)		36,395,000	37,629,827
Central American Bottling Corp. 5.25% 4/27/29 (d)		1,195,000	1,094,919
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)		3,995,000	3,421,638
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		8,610,000	6,862,601
			201,360,790
Food & Staples Retailing - 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26(d)		515,000	472,556
3.5% 3/15/29(d)		8,200,000	6,940,275
4.875% 2/15/30(d)		3,660,000	3,284,218
C&S Group Enterprises LLC 5% 12/15/28 (d)		2,780,000	2,140,971
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (d)		2,360,000	2,149,518
Performance Food Group, Inc. 5.5% 10/15/27 (d)		2,247,000	2,130,808
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)		190,000	178,866
Sysco Corp. 5.95% 4/1/30		8,801,000	9,123,314
Tesco Corporate Treasury Services PLC 5.5% 2/27/35 (Reg. S)	GBP	4,750,000	5,544,188
U.S. Foods, Inc.:
4.625% 6/1/30(d)		1,130,000	986,992
4.75% 2/15/29(d)		3,290,000	2,965,047
United Natural Foods, Inc. 6.75% 10/15/28 (d)		380,000	359,687
			36,276,440
Food Products - 0.5%
Adecoagro SA 6% 9/21/27 (d)		1,570,000	1,448,619
Camposol SA 6% 2/3/27 (d)		605,000	381,150
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (d)		760,000	662,484
Darling Ingredients, Inc. 6% 6/15/30 (d)		1,365,000	1,318,924
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27(d)		32,955,000	28,837,602
3% 5/15/32(d)		33,235,000	25,336,523
3.625% 1/15/32(d)		9,085,000	7,277,267
5.125% 2/1/28(d)		11,235,000	10,678,643
5.5% 1/15/30(d)		10,315,000	9,708,942
5.75% 4/1/33(d)		23,135,000	21,578,477
JDE Peet's BV 2.25% 9/24/31 (d)		7,550,000	5,756,698
Lamb Weston Holdings, Inc.:
4.125% 1/31/30(d)		6,450,000	5,660,460
4.375% 1/31/32(d)		950,000	835,759
Pilgrim's Pride Corp.:
3.5% 3/1/32		950,000	734,116
4.25% 4/15/31		1,125,000	939,375
Post Holdings, Inc.:
4.625% 4/15/30(d)		2,555,000	2,215,236
5.5% 12/15/29(d)		3,595,000	3,289,872
TreeHouse Foods, Inc. 4% 9/1/28		1,280,000	1,097,792
			127,757,939
Personal Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (d)		760,000	751,562
Natura Cosmeticos SA 4.125% 5/3/28 (d)		1,055,000	819,208
			1,570,770
Tobacco - 0.5%
Altria Group, Inc.:
3.875% 9/16/46		28,850,000	19,323,144
4.25% 8/9/42		17,795,000	13,380,244
4.5% 5/2/43		11,887,000	9,072,124
4.8% 2/14/29		3,305,000	3,170,304
5.375% 1/31/44		21,453,000	18,713,807
5.95% 2/14/49		14,275,000	12,782,067
Imperial Tobacco Finance PLC:
3.5% 7/26/26(d)		12,260,000	11,289,037
4.25% 7/21/25(d)		11,765,000	11,310,453
6.125% 7/27/27(d)		12,116,000	12,212,744
Reynolds American, Inc.:
4.45% 6/12/25		9,399,000	9,145,953
5.7% 8/15/35		2,699,000	2,454,120
5.85% 8/15/45		22,737,000	19,515,445
6.15% 9/15/43		2,874,000	2,634,489
7.25% 6/15/37		3,221,000	3,351,297
			148,355,228
TOTAL CONSUMER STAPLES			515,321,167

ENERGY - 4.7%
Energy Equipment & Services - 0.1%
Guara Norte SARL 5.198% 6/15/34 (d)		1,252,034	1,045,980
Halliburton Co.:
3.8% 11/15/25		152,000	147,001
4.85% 11/15/35		5,447,000	5,077,190
Oleoducto Central SA 4% 7/14/27 (d)		2,385,000	2,045,585
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		3,231,000	3,295,620
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		435,000	433,565
6.95% 3/18/30 (Reg. S)		750,000	771,098
Technip Energies NV 1.125% 5/28/28	EUR	4,700,000	4,168,540
The Oil and Gas Holding Co.:
7.5% 10/25/27(d)		1,677,000	1,725,784
7.625% 11/7/24(d)		2,315,000	2,355,513
8.375% 11/7/28(d)		485,000	511,675
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)		1,763,125	1,712,435
Transocean, Inc. 8.75% 2/15/30 (d)		2,595,000	2,640,413
			25,930,399
Multi Industry Energy - 0.0%
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)		705,000	660,909

Oil, Gas & Consumable Fuels - 4.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27(d)		950,000	896,810
7.875% 5/15/26(d)		950,000	959,456
Apache Corp.:
4.25% 1/15/30		1,080,000	954,550
5.1% 9/1/40		1,710,000	1,407,022
California Resources Corp. 7.125% 2/1/26 (d)		1,370,000	1,380,344
Canadian Natural Resources Ltd.:
2.95% 7/15/30		23,000,000	19,488,739
3.9% 2/1/25		15,925,000	15,411,755
5.85% 2/1/35		6,942,000	6,682,001
Cenovus Energy, Inc.:
3.75% 2/15/52		3,670,000	2,598,689
5.4% 6/15/47		4,073,000	3,666,571
6.75% 11/15/39		3,372,000	3,524,183
Centennial Resource Production LLC:
5.875% 7/1/29(d)		2,750,000	2,461,250
7.75% 2/15/26(d)		1,465,000	1,443,025
Cheniere Energy Partners LP:
3.25% 1/31/32		3,935,000	3,153,863
4% 3/1/31		1,905,000	1,641,440
Citgo Holding, Inc. 9.25% 8/1/24 (d)		1,165,000	1,167,687
Citgo Petroleum Corp.:
6.375% 6/15/26(d)		4,665,000	4,503,986
7% 6/15/25(d)		4,818,000	4,742,743
CNX Resources Corp. 7.375% 1/15/31 (d)		2,150,000	2,048,305
Columbia Pipeline Group, Inc. 4.5% 6/1/25		2,999,000	2,931,059
Comstock Resources, Inc.:
5.875% 1/15/30(d)		2,290,000	1,969,400
6.75% 3/1/29(d)		3,015,000	2,773,800
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27(d)		18,087,000	16,730,475
5.75% 4/1/25		5,259,000	5,101,034
6% 2/1/29(d)		9,815,000	8,928,706
7.375% 2/1/31(d)		1,995,000	1,943,369
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29(d)		1,835,000	1,661,658
5.625% 10/15/25(d)		335,000	323,275
CVR Energy, Inc.:
5.25% 2/15/25(d)		6,190,000	5,942,400
5.75% 2/15/28(d)		8,071,000	7,163,416
DCP Midstream Operating LP:
3.875% 3/15/23		3,524,000	3,521,471
5.85% 5/21/43(d)(f)		16,107,000	15,939,487
6.45% 11/3/36(d)		8,754,000	8,889,424
Delek Logistics Partners LP 7.125% 6/1/28 (d)		5,730,000	5,042,400
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (d)		2,905,000	2,891,928
DT Midstream, Inc.:
4.125% 6/15/29(d)		2,270,000	1,946,525
4.375% 6/15/31(d)		950,000	795,625
Ecopetrol SA 8.875% 1/13/33		1,600,000	1,564,000
EG Global Finance PLC:
6.75% 2/7/25(d)		5,870,000	5,297,675
8.5% 10/30/25(d)		8,795,000	7,918,626
EIG Pearl Holdings SARL 3.545% 8/31/36 (d)		3,520,000	2,936,771
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)		5,762,000	5,601,024
Enbridge, Inc.:
4% 10/1/23		9,942,000	9,857,187
4.25% 12/1/26		4,925,000	4,723,022
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)		4,367,000	4,214,155
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (d)		1,555,000	1,436,431
Energean PLC 6.5% 4/30/27 (d)		1,420,000	1,306,400
Energy Transfer LP:
3.75% 5/15/30		18,703,000	16,591,991
3.9% 5/15/24(f)		2,707,000	2,644,981
4.2% 9/15/23		3,683,000	3,657,768
4.25% 3/15/23		3,594,000	3,592,787
4.5% 4/15/24		4,042,000	3,989,593
4.95% 6/15/28		12,566,000	12,136,401
5% 5/15/50		36,762,000	30,124,257
5.25% 4/15/29		6,576,000	6,413,424
5.4% 10/1/47		33,221,000	28,561,309
5.8% 6/15/38		7,006,000	6,564,194
6% 6/15/48		6,263,000	5,760,168
6.125% 12/15/45		1,400,000	1,310,428
6.25% 4/15/49		4,516,000	4,295,289
EnLink Midstream LLC:
5.625% 1/15/28(d)		3,485,000	3,319,463
6.5% 9/1/30(d)		760,000	748,547
EnLink Midstream Partners LP:
4.15% 6/1/25		1,015,000	973,309
4.85% 7/15/26		1,780,000	1,687,173
EQM Midstream Partners LP:
4% 8/1/24		2,715,000	2,593,557
4.75% 1/15/31(d)		950,000	771,875
6% 7/1/25(d)		239,000	230,633
6.5% 7/1/27(d)		2,915,000	2,760,767
6.5% 7/15/48		570,000	424,582
7.5% 6/1/27(d)		1,100,000	1,078,000
7.5% 6/1/30(d)		1,100,000	1,047,993
FEL Energy VI SARL 5.75% 12/1/40 (d)		711,441	592,090
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34(d)		924,660	781,338
2.625% 3/31/36(d)		2,795,000	2,218,531
GeoPark Ltd. 5.5% 1/17/27 (d)		1,010,000	849,852
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		1,240,000	1,147,050
7% 8/1/27		4,559,000	4,331,050
Golar LNG Ltd. 7% 10/20/25 (d)		2,435,000	2,417,955
Harvest Midstream I LP 7.5% 9/1/28 (d)		1,490,000	1,436,896
Hess Corp.:
4.3% 4/1/27		20,911,000	20,016,362
5.6% 2/15/41		19,538,000	18,249,219
5.8% 4/1/47		15,757,000	14,895,268
7.125% 3/15/33		3,656,000	3,928,589
7.3% 8/15/31		8,054,000	8,742,980
7.875% 10/1/29		13,500,000	14,844,887
Hess Midstream Partners LP:
4.25% 2/15/30(d)		1,520,000	1,283,458
5.125% 6/15/28(d)		4,372,000	4,011,369
5.5% 10/15/30(d)		950,000	855,000
5.625% 2/15/26(d)		4,705,000	4,578,765
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29(d)		1,080,000	977,400
6.25% 11/1/28(d)		1,080,000	1,003,415
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		3,570,000	3,239,739
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (d)		935,000	913,963
KazMunaiGaz National Co.:
3.5% 4/14/33(d)		915,000	683,963
4.75% 4/24/25(d)		283,000	274,652
5.375% 4/24/30(d)		520,000	466,960
5.75% 4/19/47(d)		460,000	367,080
Kinder Morgan Energy Partners LP:
5.5% 3/1/44		27,364,000	24,716,867
6.55% 9/15/40		1,203,000	1,204,397
Kinder Morgan, Inc.:
5.05% 2/15/46		3,092,000	2,608,987
5.55% 6/1/45		7,786,000	7,040,093
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		4,270,000	3,826,988
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S)(d)		215,000	214,187
6.125% 6/30/25 (Reg. S)(d)		1,875,000	1,823,438
6.5% 6/30/27 (Reg. S)(d)		240,000	229,080
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (d)		2,759,315	2,250,221
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (d)		1,645,000	1,490,576
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		565,000	546,638
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (d)		1,295,000	1,268,533
Mesquite Energy, Inc. 7.25% 12/31/49 (c)(d)(e)		7,883,000	1
MPLX LP:
4.5% 7/15/23		6,299,000	6,276,560
4.8% 2/15/29		3,672,000	3,526,937
4.875% 12/1/24		8,532,000	8,415,498
4.95% 9/1/32		22,661,000	21,296,518
5.5% 2/15/49		11,018,000	9,893,113
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)		1,020,000	825,293
NAK Naftogaz Ukraine:
7.375% 7/19/24 (Reg. S)(e)		1,605,000	366,141
7.625% 11/8/26(d)		565,000	107,350
New Fortress Energy, Inc.:
6.5% 9/30/26(d)		22,485,000	20,573,775
6.75% 9/15/25(d)		19,717,000	18,487,842
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)		2,860,000	2,731,063
Nostrum Oil & Gas Finance BV:
5% 6/30/26(d)		1,651,000	1,271,270
14% 6/30/26 pay-in-kind(d)(f)		2,279,363	1,071,301
Occidental Petroleum Corp.:
4.2% 3/15/48		950,000	726,750
4.4% 4/15/46		2,850,000	2,186,593
4.4% 8/15/49		1,330,000	1,024,100
4.5% 7/15/44		2,340,000	1,825,642
5.5% 12/1/25		1,030,000	1,020,730
5.55% 3/15/26		16,287,000	16,198,562
5.875% 9/1/25		1,395,000	1,391,513
6.125% 1/1/31		3,225,000	3,247,930
6.45% 9/15/36		18,451,000	18,543,255
6.6% 3/15/46		18,160,000	18,480,161
6.625% 9/1/30		7,925,000	8,142,938
7.5% 5/1/31		27,439,000	29,359,730
7.875% 9/15/31		935,000	1,015,419
7.95% 6/15/39		475,000	523,711
8.875% 7/15/30		5,055,000	5,741,722
Petroleos de Venezuela SA:
5.375% 4/12/27(e)		621,100	26,445
6% 5/16/24(d)(e)		3,207,669	137,930
6% 11/15/26(d)(e)		2,790,167	118,582
12.75% 12/31/49(d)(e)		172,000	8,170
Petroleos Mexicanos:
4.5% 1/23/26		22,915,000	21,087,529
4.875% 1/18/24		3,116,000	3,069,260
5.35% 2/12/28		650,000	548,990
5.95% 1/28/31		70,847,000	53,988,956
6.35% 2/12/48		43,373,000	26,788,249
6.49% 1/23/27		36,590,000	33,209,084
6.5% 3/13/27		74,753,000	67,681,366
6.5% 6/2/41		380,000	254,372
6.625% 6/15/35		5,003,000	3,675,054
6.7% 2/16/32		20,512,000	16,237,299
6.75% 9/21/47		31,543,000	20,316,846
6.84% 1/23/30		71,806,000	59,663,605
6.875% 10/16/25		1,060,000	1,052,050
6.875% 8/4/26		1,395,000	1,332,434
6.95% 1/28/60		24,897,000	15,953,375
7.69% 1/23/50		53,530,000	37,602,149
Petronas Capital Ltd.:
3.404% 4/28/61(d)		765,000	536,122
3.5% 4/21/30(d)		625,000	569,881
Petrorio Luxembourg SARL 6.125% 6/9/26 (d)		915,000	864,401
Phillips 66 Co. 3.85% 4/9/25		2,401,000	2,330,766
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		4,919,000	4,265,137
3.6% 11/1/24		4,912,000	4,752,991
PT Adaro Indonesia 4.25% 10/31/24 (d)		2,375,000	2,261,148
PT Pertamina Persero 4.175% 1/21/50 (d)		645,000	494,755
Qatar Petroleum:
1.375% 9/12/26(d)		2,965,000	2,626,753
2.25% 7/12/31(d)		2,990,000	2,449,558
3.125% 7/12/41(d)		2,380,000	1,798,834
3.3% 7/12/51(d)		3,780,000	2,743,571
Rockies Express Pipeline LLC:
4.8% 5/15/30(d)		220,000	190,220
4.95% 7/15/29(d)		2,610,000	2,270,439
6.875% 4/15/40(d)		990,000	810,678
SA Global Sukuk Ltd. 1.602% 6/17/26 (d)		3,550,000	3,195,355
Sabine Pass Liquefaction LLC 4.5% 5/15/30		31,000,000	29,039,040
Saudi Arabian Oil Co.:
1.625% 11/24/25(d)		2,495,000	2,264,680
3.25% 11/24/50(d)		990,000	674,685
3.5% 4/16/29(d)		4,905,000	4,472,134
3.5% 11/24/70(d)		830,000	542,249
4.25% 4/16/39(d)		4,395,000	3,850,020
Sibur Securities DAC 2.95% 7/8/25 (d)(e)		610,000	411,750
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26(d)		980,000	881,481
2.7% 5/13/30(d)		600,000	527,376
SM Energy Co. 5.625% 6/1/25		2,785,000	2,678,321
Southwestern Energy Co. 4.75% 2/1/32		2,275,000	1,954,976
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		2,900,000	2,545,081
5.875% 3/15/28		2,625,000	2,519,314
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(d)		5,665,000	5,087,856
6% 3/1/27(d)		7,510,000	6,972,957
6% 12/31/30(d)		14,120,000	12,176,241
6% 9/1/31(d)		5,080,000	4,341,034
7.5% 10/1/25(d)		7,360,000	7,325,408
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31		1,905,000	1,729,873
Teine Energy Ltd. 6.875% 4/15/29 (d)		515,000	470,956
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		1,777,000	1,332,750
The Williams Companies, Inc.:
3.5% 11/15/30		32,834,000	28,732,762
3.9% 1/15/25		16,989,000	16,489,234
4% 9/15/25		1,911,000	1,843,241
4.5% 11/15/23		4,667,000	4,639,993
4.55% 6/24/24		21,661,000	21,361,985
4.65% 8/15/32		23,596,000	21,985,302
5.3% 8/15/52		5,344,000	4,828,240
5.75% 6/24/44		12,223,000	11,652,776
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30		3,952,000	3,440,727
Tullow Oil PLC:
7% 3/1/25(d)		470,000	296,100
10.25% 5/15/26(d)		2,575,000	2,069,656
Uzbekneftegaz JSC 4.75% 11/16/28 (d)		265,000	217,963
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(d)		5,960,000	5,140,500
3.875% 11/1/33(d)		1,010,000	823,554
4.125% 8/15/31(d)		2,890,000	2,485,400
6.25% 1/15/30(d)		2,995,000	2,953,819
Western Gas Partners LP:
3.35% 2/1/25		3,570,000	3,383,517
3.95% 6/1/25		4,166,000	3,957,700
4.65% 7/1/26		5,039,000	4,787,050
4.75% 8/15/28		3,701,000	3,432,678
5.3% 3/1/48		950,000	782,473
5.5% 8/15/48		570,000	477,375
5.5% 2/1/50		1,900,000	1,551,147
YPF SA:
8.5% 3/23/25(d)		983,750	927,676
8.75% 4/4/24(d)		3,051,300	2,962,240
			1,361,294,549
TOTAL ENERGY			1,387,885,857

FINANCIALS - 14.5%
Banks - 6.2%
Access Bank PLC 6.125% 9/21/26 (d)		1,530,000	1,246,950
AIB Group PLC:
1.875% 11/19/29 (Reg. S)(f)	EUR	8,020,000	7,918,210
2.25% 4/4/28 (Reg. S)(f)	EUR	10,100,000	9,649,789
2.875% 5/30/31 (Reg. S)(f)	EUR	2,100,000	2,010,799
4.625% 7/23/29 (Reg. S)(f)	EUR	500,000	515,735
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (f)	EUR	3,600,000	3,366,415
Banco Espirito Santo SA 4% 12/31/49 (Reg. S) (c)(e)	EUR	1,300,000	165,001
Bank of America Corp.:
2.299% 7/21/32(f)		34,460,000	26,949,303
2.496% 2/13/31(f)		10,000,000	8,246,256
3.419% 12/20/28(f)		14,844,000	13,510,770
3.5% 4/19/26		13,098,000	12,481,008
3.705% 4/24/28(f)		20,736,000	19,289,347
3.864% 7/23/24(f)		43,427,000	43,106,025
3.95% 4/21/25		10,930,000	10,594,769
4.1% 7/24/23		7,314,000	7,280,518
4.25% 10/22/26		9,380,000	9,008,661
4.45% 3/3/26		4,916,000	4,779,523
4.571% 4/27/33(f)		10,000,000	9,295,561
5.015% 7/22/33(f)		202,394,000	194,723,927
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S)(f)	EUR	6,600,000	5,999,498
2.029% 9/30/27(d)(f)		7,550,000	6,551,377
2.375% 10/14/29 (Reg. S)(f)	EUR	5,940,000	5,956,262
BankMuscat SAOG 4.75% 3/17/26 (Reg. S)		625,000	602,852
Barclays PLC:
2.852% 5/7/26(f)		31,500,000	29,493,220
4.375% 1/12/26		15,982,000	15,446,344
5.088% 6/20/30(f)		26,155,000	24,229,300
5.2% 5/12/26		12,530,000	12,201,386
5.262% 1/29/34 (Reg. S)(f)	EUR	1,590,000	1,688,285
5.746% 8/9/33(f)		1,801,000	1,736,912
7.437% 11/2/33(f)		1,650,000	1,781,407
8.407% 11/14/32 (Reg. S)(f)	GBP	2,300,000	2,896,052
BNP Paribas SA:
2.159% 9/15/29(d)(f)		10,072,000	8,328,752
2.219% 6/9/26(d)(f)		27,762,000	25,641,133
2.5% 3/31/32 (Reg. S)(f)	EUR	7,600,000	7,139,056
5.125% 1/13/29(d)(f)		1,707,000	1,678,537
BPCE SA 1.5% 1/13/42 (Reg. S) (f)	EUR	7,000,000	6,232,011
Citigroup, Inc.:
2.666% 1/29/31(f)		10,000,000	8,320,533
3.352% 4/24/25(f)		17,534,000	17,059,766
4.3% 11/20/26		5,384,000	5,162,712
4.4% 6/10/25		31,901,000	31,213,084
4.412% 3/31/31(f)		42,031,000	39,069,145
4.45% 9/29/27		19,254,000	18,387,613
4.6% 3/9/26		8,567,000	8,341,507
4.91% 5/24/33(f)		72,011,000	68,243,634
5.5% 9/13/25		14,874,000	14,901,060
5.875% 7/1/24 (Reg. S)	GBP	1,500,000	1,806,898
Citizens Financial Group, Inc. 2.638% 9/30/32		10,185,000	7,758,659
Commerzbank AG 8.625% 2/28/33 (Reg. S) (f)	GBP	700,000	862,592
Commonwealth Bank of Australia 3.61% 9/12/34 (d)(f)		9,644,000	8,144,432
Credit Agricole SA:
1.25% 10/2/24 (Reg. S)	GBP	1,600,000	1,811,280
4.875% 10/23/29 (Reg. S)	GBP	1,100,000	1,295,963
Danske Bank A/S:
2.25% 1/14/28 (Reg. S)(f)	GBP	3,450,000	3,602,428
4.625% 4/13/27 (Reg. S)(f)	GBP	1,700,000	2,002,881
5.375% 1/12/24 (Reg. S)		6,050,000	6,031,931
Discover Bank 4.2% 8/8/23		11,373,000	11,308,313
First Citizens Bank & Trust Co. 3.929% 6/19/24 (f)		4,855,000	4,826,045
HSBC Holdings PLC:
4.25% 3/14/24		3,945,000	3,885,665
4.95% 3/31/30		5,616,000	5,411,267
5.402% 8/11/33(f)		900,000	862,588
7.39% 11/3/28(f)		2,850,000	3,010,273
8.201% 11/16/34 (Reg. S)(f)	GBP	3,200,000	4,076,480
Intesa Sanpaolo SpA:
3.875% 7/14/27(d)		5,666,000	5,119,188
4.198% 6/1/32(d)(f)		4,469,000	3,367,162
5.017% 6/26/24(d)		16,671,000	16,102,017
5.71% 1/15/26(d)		65,914,000	63,093,676
JPMorgan Chase & Co.:
2.739% 10/15/30(f)		10,000,000	8,434,972
2.956% 5/13/31(f)		16,800,000	14,108,723
3.797% 7/23/24(f)		44,260,000	43,940,615
4.452% 12/5/29(f)		40,200,000	38,094,605
4.493% 3/24/31(f)		60,900,000	57,459,611
4.586% 4/26/33(f)		89,633,000	83,536,103
4.912% 7/25/33(f)		89,141,000	85,353,400
5.717% 9/14/33(f)		41,000,000	40,741,320
Lloyds Bank Corporate Markets PLC:
1.5% 6/23/23 (Reg. S)	GBP	1,470,000	1,747,855
1.75% 7/11/24 (Reg. S)	GBP	1,530,000	1,754,029
Lloyds Banking Group PLC:
1.985% 12/15/31(f)	GBP	3,200,000	3,288,478
4.5% 1/11/29 (Reg. S)(f)	EUR	1,960,000	2,060,048
4.976% 8/11/33(f)		900,000	838,271
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		625,000	578,750
NatWest Group PLC:
2.105% 11/28/31 (Reg. S)(f)	GBP	5,300,000	5,401,481
3.073% 5/22/28(f)		17,464,000	15,756,874
3.619% 3/29/29 (Reg. S)(f)	GBP	4,700,000	5,070,801
3.622% 8/14/30 (Reg. S)(f)	GBP	2,250,000	2,526,203
4.8% 4/5/26		15,141,000	14,743,039
5.125% 5/28/24		44,276,000	43,913,581
7.416% 6/6/33 (Reg. S)(f)	GBP	2,600,000	3,187,437
NatWest Markets PLC 2.375% 5/21/23 (d)		33,596,000	33,364,682
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (d)		97,750	70,441
PNC Financial Services Group, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.000% 4.626% 6/6/33 (f)(h)		25,000,000	23,219,654
Rabobank Nederland:
4% 1/10/30 (Reg. S)	EUR	2,600,000	2,687,595
4.375% 8/4/25		16,524,000	16,006,386
Societe Generale:
1.038% 6/18/25(d)(f)		70,150,000	65,653,629
1.488% 12/14/26(d)(f)		37,622,000	33,331,606
4.25% 4/14/25(d)		2,700,000	2,588,645
4.75% 11/24/25(d)		1,750,000	1,686,194
6.691% 1/10/34(d)(f)		1,700,000	1,734,228
Synchrony Bank:
5.4% 8/22/25		21,633,000	21,289,264
5.625% 8/23/27		19,587,000	19,156,044
UniCredit SpA:
2.731% 1/15/32 (Reg. S)(f)	EUR	5,050,000	4,586,914
5.861% 6/19/32(d)(f)		4,900,000	4,447,037
Virgin Money UK PLC 5.125% 12/11/30 (Reg. S) (f)	GBP	3,250,000	3,679,922
Wells Fargo & Co.:
2.125% 12/20/23 (Reg. S)	GBP	1,470,000	1,725,887
2.406% 10/30/25(f)		18,129,000	17,195,589
2.572% 2/11/31(f)		10,000,000	8,323,594
3.526% 3/24/28(f)		33,177,000	30,721,835
4.478% 4/4/31(f)		58,414,000	54,939,883
4.897% 7/25/33(f)		35,000,000	33,429,778
5.013% 4/4/51(f)		43,211,000	39,768,173
Wells Fargo Bank NA 5.25% 8/1/23 (Reg. S)	GBP	1,450,000	1,742,493
Westpac Banking Corp. 4.11% 7/24/34 (f)		13,519,000	11,956,035
			1,812,661,447
Capital Markets - 3.5%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		13,384,000	12,839,864
4.25% 2/15/24		9,340,000	9,199,715
Ares Capital Corp.:
3.875% 1/15/26		47,916,000	44,453,788
4.2% 6/10/24		31,505,000	30,828,614
AssuredPartners, Inc. 5.625% 1/15/29 (d)		2,035,000	1,724,241
Coinbase Global, Inc.:
3.375% 10/1/28(d)		4,855,000	3,180,025
3.625% 10/1/31(d)		5,755,000	3,470,725
Credit Suisse Group AG:
2.125% 11/15/29 (Reg. S)(f)	GBP	3,900,000	3,446,569
2.593% 9/11/25(d)(f)		38,976,000	35,314,004
3.75% 3/26/25		12,391,000	11,319,302
3.8% 6/9/23		23,347,000	23,066,836
3.869% 1/12/29(d)(f)		11,793,000	9,672,397
4.194% 4/1/31(d)(f)		40,588,000	32,189,385
4.207% 6/12/24(d)(f)		18,061,000	17,795,400
4.282% 1/9/28(d)		6,700,000	5,624,954
6.5% 8/8/23 (Reg. S)		1,435,000	1,401,852
6.537% 8/12/33(d)(f)		450,000	404,096
7.375% 9/7/33 (Reg. S)(f)	GBP	1,900,000	2,167,990
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S)(f)	EUR	3,100,000	3,045,578
4% 6/24/32 (Reg. S)(f)	EUR	6,900,000	6,570,492
4.1% 1/13/26		5,495,000	5,241,150
4.5% 4/1/25		82,560,000	79,606,882
6.125% 12/12/30 (Reg. S)(f)	GBP	6,100,000	7,156,152
Deutsche Bank AG New York Branch:
3.729% 1/14/32(f)		60,841,000	47,719,086
5.882% 7/8/31(f)		10,000,000	9,180,989
6.72% 1/18/29(f)		1,700,000	1,718,006
Goldman Sachs Group, Inc.:
2.383% 7/21/32(f)		34,782,000	27,318,483
2.6% 2/7/30		10,000,000	8,411,609
3.102% 2/24/33(f)		32,036,000	26,406,092
3.691% 6/5/28(f)		128,004,000	118,897,877
3.8% 3/15/30		70,690,000	64,149,594
6.75% 10/1/37		6,976,000	7,425,605
Hightower Holding LLC 6.75% 4/15/29 (d)		2,820,000	2,385,565
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)		1,320,000	1,158,551
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (d)		680,000	574,267
LPL Holdings, Inc. 4.375% 5/15/31 (d)		950,000	821,779
Moody's Corp.:
3.25% 1/15/28		7,339,000	6,745,644
3.75% 3/24/25		20,324,000	19,657,295
4.875% 2/15/24		6,892,000	6,847,008
Morgan Stanley:
2.699% 1/22/31(f)		10,000,000	8,354,073
3.125% 7/27/26		69,344,000	64,530,891
3.622% 4/1/31(f)		39,278,000	34,779,536
3.737% 4/24/24(f)		79,634,000	79,399,568
4.431% 1/23/30(f)		14,132,000	13,303,196
4.656% 3/2/29(f)	EUR	2,100,000	2,231,795
4.889% 7/20/33(f)		69,805,000	66,280,877
5% 11/24/25		27,517,000	27,231,809
MSCI, Inc.:
3.25% 8/15/33(d)		2,535,000	1,998,924
3.625% 9/1/30(d)		3,935,000	3,345,144
UBS Group AG:
1.494% 8/10/27(d)(f)		21,621,000	18,737,712
4.125% 9/24/25(d)		12,029,000	11,640,871
4.988% 8/5/33 (Reg. S)(f)		900,000	842,476
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30(d)		760,000	665,202
7.875% 5/1/27(d)		760,000	724,861
			1,033,204,396
Consumer Finance - 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		41,390,000	38,396,539
2.45% 10/29/26		15,103,000	13,314,379
2.875% 8/14/24		22,114,000	21,027,927
3% 10/29/28		15,819,000	13,479,568
3.3% 1/30/32		26,922,000	21,544,003
4.45% 4/3/26		10,546,000	10,022,047
4.875% 1/16/24		16,603,000	16,439,812
6.5% 7/15/25		13,775,000	13,822,059
Ally Financial, Inc.:
1.45% 10/2/23		8,643,000	8,424,073
3.05% 6/5/23		36,615,000	36,366,573
5.125% 9/30/24		8,417,000	8,343,442
5.75% 11/20/25		20,763,000	20,324,548
5.8% 5/1/25		20,531,000	20,544,558
6.7% 2/14/33		3,800,000	3,610,593
7.1% 11/15/27		32,320,000	33,554,266
8% 11/1/31		20,441,000	22,127,121
Capital One Financial Corp.:
2.636% 3/3/26(f)		17,584,000	16,530,692
3.273% 3/1/30(f)		22,490,000	19,390,617
3.65% 5/11/27		52,443,000	48,843,221
3.8% 1/31/28		24,176,000	22,385,098
4.985% 7/24/26(f)		22,984,000	22,611,887
5.247% 7/26/30(f)		35,910,000	34,432,814
5.268% 5/10/33(f)		10,000,000	9,470,943
Discover Financial Services:
3.95% 11/6/24		9,389,000	9,137,995
4.1% 2/9/27		11,988,000	11,359,316
4.5% 1/30/26		15,184,000	14,698,903
6.7% 11/29/32		5,478,000	5,660,010
Ford Motor Credit Co. LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 7.3899% 3/6/26(f)(h)		5,645,000	5,710,168
2.3% 2/10/25		8,755,000	8,046,728
2.9% 2/10/29		5,115,000	4,163,559
3.375% 11/13/25		1,000,000	921,070
3.625% 6/17/31		2,755,000	2,182,569
3.815% 11/2/27		2,280,000	2,002,000
4% 11/13/30		985,000	820,948
4.063% 11/1/24		77,591,000	74,599,898
4.125% 8/17/27		2,225,000	1,982,383
4.389% 1/8/26		2,000,000	1,881,220
4.95% 5/28/27		3,935,000	3,666,200
5.125% 6/16/25		1,000,000	965,379
5.584% 3/18/24		20,831,000	20,685,183
6.86% 6/5/26	GBP	3,580,000	4,301,897
6.95% 3/6/26		7,895,000	7,894,050
OneMain Finance Corp.:
3.5% 1/15/27		4,520,000	3,796,013
3.875% 9/15/28		6,770,000	5,382,150
6.875% 3/15/25		3,290,000	3,211,801
7.125% 3/15/26		6,935,000	6,740,680
Shriram Transport Finance Co. Ltd.:
4.15% 7/18/25(d)		1,290,000	1,191,073
5.1% 7/16/23(d)		305,000	300,806
Synchrony Financial:
3.95% 12/1/27		24,512,000	22,282,646
4.25% 8/15/24		23,318,000	22,754,779
4.375% 3/19/24		19,957,000	19,680,022
5.15% 3/19/29		36,585,000	34,426,835
			775,453,061
Diversified Financial Services - 1.2%
1MDB Global Investments Ltd. 4.4% 3/9/23		5,200,000	5,159,440
Altus Midstream LP 5.875% 6/15/30 (d)		2,300,000	2,125,683
Blackstone Private Credit Fund:
4.7% 3/24/25		63,655,000	61,394,388
4.875% 4/14/26	GBP	6,500,000	7,154,889
7.05% 9/29/25(d)		28,315,000	28,416,272
Brixmor Operating Partnership LP:
3.85% 2/1/25		9,126,000	8,749,087
4.05% 7/1/30		19,581,000	17,311,501
4.125% 6/15/26		15,162,000	14,269,062
4.125% 5/15/29		18,497,000	16,661,790
Corebridge Financial, Inc.:
3.5% 4/4/25(d)		7,079,000	6,771,058
3.65% 4/5/27(d)		24,155,000	22,537,750
3.85% 4/5/29(d)		9,902,000	8,944,509
3.9% 4/5/32(d)		11,788,000	10,314,637
4.35% 4/5/42(d)		2,681,000	2,209,828
4.4% 4/5/52(d)		7,930,000	6,321,466
Equitable Holdings, Inc. 3.9% 4/20/23		2,109,000	2,103,485
GACI First Investment 5.25% 10/13/32 (Reg. S)		585,000	583,538
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		7,285,000	6,292,073
4.75% 9/15/24		325,000	316,875
5.25% 5/15/27		16,575,000	15,414,750
6.25% 5/15/26		12,256,000	11,888,320
6.375% 12/15/25		2,210,000	2,181,226
Jackson Financial, Inc.:
5.17% 6/8/27		10,301,000	10,199,132
5.67% 6/8/32		12,953,000	12,655,033
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	5,600,000	4,683,269
Liberty Costa Rica SR SF 10.875% 1/15/31 (d)		1,145,000	1,074,869
MDGH GMTN RSC Ltd.:
2.875% 11/7/29(d)		1,375,000	1,216,875
5.5% 4/28/33(d)		810,000	838,917
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (d)		22,337,000	22,070,416
Pine Street Trust I 4.572% 2/15/29 (d)		19,248,000	18,151,940
Pine Street Trust II 5.568% 2/15/49 (d)		19,200,000	17,106,739
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (d)		620,000	398,854
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)		5,560,000	4,461,135
			349,978,806
Insurance - 0.9%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29(d)		760,000	618,606
7% 11/15/25(d)		380,000	355,119
AIA Group Ltd.:
0.88% 9/9/33 (Reg. S)(f)	EUR	2,000,000	1,679,082
3.375% 4/7/30(d)		28,695,000	25,870,508
Alliant Holdings Intermediate LLC:
4.25% 10/15/27(d)		6,756,000	5,963,771
6.75% 4/15/28(d)		3,690,000	3,608,857
American International Group, Inc. 2.5% 6/30/25		36,668,000	34,514,702
AmWINS Group, Inc. 4.875% 6/30/29 (d)		6,570,000	5,579,926
Cloverie PLC 4.5% 9/11/44 (Reg. S) (f)		4,198,000	4,018,913
Credit Agricole Assurances SA 4.75% 9/27/48 (f)	EUR	3,300,000	3,385,698
Demeter Investments BV:
5.625% 8/15/52 (Reg. S)(f)		6,561,000	6,300,200
5.75% 8/15/50 (Reg. S)(f)		14,850,000	14,353,357
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (f)	EUR	2,400,000	2,211,752
Five Corners Funding Trust II 2.85% 5/15/30 (d)		42,017,000	35,487,458
HUB International Ltd. 7% 5/1/26 (d)		380,000	373,555
Liberty Mutual Group, Inc. 4.569% 2/1/29 (d)		8,055,000	7,621,782
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29		12,747,000	12,135,946
4.75% 3/15/39		5,849,000	5,442,299
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (d)		21,378,000	14,680,974
Pricoa Global Funding I 5.375% 5/15/45 (f)		11,144,000	10,817,258
Prudential PLC 2.95% 11/3/33 (Reg. S) (f)		11,200,000	9,388,400
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S)(f)	GBP	5,100,000	4,742,401
6.75% 12/2/44 (Reg. S)(f)		6,610,000	6,527,375
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (d)		900,000	858,780
Swiss Re Finance Luxembourg SA 5% 4/2/49 (d)(f)		7,600,000	7,220,000
TIAA Asset Management Finance LLC 4.125% 11/1/24 (d)		3,853,000	3,755,472
Unum Group:
3.875% 11/5/25		13,752,000	13,008,902
4% 6/15/29		15,636,000	14,310,074
5.75% 8/15/42		16,274,000	15,242,958
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (f)		4,950,000	3,908,223
			273,982,348
Thrifts & Mortgage Finance - 0.0%
Nationwide Building Society 6.178% 12/7/27 (Reg. S) (f)	GBP	2,200,000	2,694,099
Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc. 4% 10/15/33 (d)		760,000	561,866
			3,255,965
TOTAL FINANCIALS			4,248,536,023

HEALTH CARE - 1.9%
Biotechnology - 0.3%
Amgen, Inc.:
5.15% 3/2/28(g)		13,347,000	13,294,190
5.25% 3/2/30(g)		12,184,000	12,124,570
5.25% 3/2/33(g)		13,756,000	13,660,162
5.6% 3/2/43(g)		15,158,000	14,969,029
5.65% 3/2/53(g)		6,496,000	6,442,529
5.75% 3/2/63(g)		11,839,000	11,675,655
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)		6,350,000	3,841,750
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)		2,180,000	1,863,900
			77,871,785
Health Care Equipment & Supplies - 0.0%
Avantor Funding, Inc.:
3.875% 11/1/29(d)		5,680,000	4,913,200
4.625% 7/15/28(d)		2,570,000	2,364,400
Embecta Corp. 5% 2/15/30 (d)		1,560,000	1,322,802
Hologic, Inc.:
3.25% 2/15/29(d)		5,065,000	4,367,550
4.625% 2/1/28(d)		443,000	413,095
Mozart Borrower LP 3.875% 4/1/29 (d)		950,000	791,801
Teleflex, Inc. 4.25% 6/1/28 (d)		1,370,000	1,236,550
			15,409,398
Health Care Providers & Services - 1.2%
180 Medical, Inc. 3.875% 10/15/29 (d)		3,525,000	3,069,182
AMN Healthcare 4% 4/15/29 (d)		4,420,000	3,779,100
Centene Corp.:
2.45% 7/15/28		29,620,000	24,822,152
2.5% 3/1/31		2,575,000	2,006,878
2.625% 8/1/31		13,830,000	10,776,514
3% 10/15/30		2,650,000	2,160,672
3.375% 2/15/30		24,530,000	20,697,907
4.25% 12/15/27		18,995,000	17,552,330
4.625% 12/15/29		28,835,000	26,369,402
Cigna Group:
3.05% 10/15/27		10,400,000	9,511,180
4.375% 10/15/28		19,595,000	18,815,207
Community Health Systems, Inc.:
4.75% 2/15/31(d)		6,280,000	4,851,300
5.25% 5/15/30(d)		12,305,000	9,845,477
5.625% 3/15/27(d)		7,615,000	6,683,420
6% 1/15/29(d)		3,545,000	3,061,589
6.125% 4/1/30(d)		4,265,000	2,920,672
6.875% 4/15/29(d)		5,185,000	3,626,405
8% 3/15/26(d)		3,460,000	3,373,500
CVS Health Corp.:
3% 8/15/26		2,303,000	2,136,856
3.625% 4/1/27		7,027,000	6,608,001
4.78% 3/25/38		18,481,000	16,788,840
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31(d)		1,425,000	1,076,019
4.625% 6/1/30(d)		12,270,000	10,112,566
HCA Holdings, Inc.:
3.5% 9/1/30		20,891,000	17,962,186
3.625% 3/15/32(d)		3,086,000	2,608,715
5.5% 6/15/47		1,900,000	1,708,706
5.625% 9/1/28		16,701,000	16,514,308
5.875% 2/1/29		15,195,000	15,189,023
HealthEquity, Inc. 4.5% 10/1/29 (d)		3,865,000	3,377,971
Humana, Inc.:
3.7% 3/23/29		9,378,000	8,508,184
5.875% 3/1/33		1,900,000	1,954,575
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)		1,075,000	909,472
Molina Healthcare, Inc.:
3.875% 11/15/30(d)		2,205,000	1,857,612
3.875% 5/15/32(d)		1,015,000	833,325
Option Care Health, Inc. 4.375% 10/31/29 (d)		2,045,000	1,752,708
Owens & Minor, Inc. 4.5% 3/31/29 (d)		1,505,000	1,155,088
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (d)		4,600,000	4,058,048
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		2,790,000	2,180,273
Sabra Health Care LP 3.2% 12/1/31		36,074,000	26,802,103
Tenet Healthcare Corp.:
4.25% 6/1/29		4,960,000	4,343,472
4.375% 1/15/30		5,560,000	4,865,000
4.625% 7/15/24		787,000	774,211
4.625% 6/15/28		4,460,000	4,035,269
6.125% 10/1/28		5,785,000	5,351,125
6.125% 6/15/30(d)		4,220,000	4,019,497
6.25% 2/1/27		2,030,000	1,976,951
Toledo Hospital 5.325% 11/15/28		6,970,000	5,745,371
			349,128,362
Health Care Technology - 0.0%
Athenahealth Group, Inc. 6.5% 2/15/30 (d)		1,140,000	901,676

Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(d)		1,715,000	1,488,963
4% 3/15/31(d)		1,715,000	1,467,455
4.25% 5/1/28(d)		515,000	464,638
			3,421,056
Pharmaceuticals - 0.4%
1375209 BC Ltd. 9% 1/30/28 (d)		1,908,000	1,905,100
Bayer AG 3.75% 7/1/74 (Reg. S) (f)	EUR	3,300,000	3,372,609
Bayer U.S. Finance II LLC 4.25% 12/15/25 (d)		13,965,000	13,506,884
Catalent Pharma Solutions 3.5% 4/1/30 (d)		2,355,000	2,045,388
Elanco Animal Health, Inc.:
5.772% 8/28/23		10,157,000	10,119,821
6.4% 8/28/28(f)		4,279,000	4,085,889
Jazz Securities DAC 4.375% 1/15/29 (d)		3,665,000	3,245,907
Mylan NV 4.55% 4/15/28		13,507,000	12,592,115
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(d)		6,530,000	5,764,031
5.125% 4/30/31(d)		1,845,000	1,565,944
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/27		720,000	647,993
Utah Acquisition Sub, Inc. 3.95% 6/15/26		7,088,000	6,628,578
Viatris, Inc.:
1.65% 6/22/25		3,717,000	3,383,475
2.7% 6/22/30		28,896,000	22,907,932
3.85% 6/22/40		8,232,000	5,614,590
4% 6/22/50		14,216,000	9,169,560
			106,555,816
TOTAL HEALTH CARE			553,288,093

INDUSTRIALS - 1.6%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (d)		5,811,000	5,654,710
Bombardier, Inc. 7.875% 4/15/27 (d)		6,280,000	6,244,402
BWX Technologies, Inc.:
4.125% 6/30/28(d)		6,645,000	5,928,155
4.125% 4/15/29(d)		2,565,000	2,237,963
DAE Funding LLC:
1.55% 8/1/24(d)		1,670,000	1,559,363
1.625% 2/15/24(d)		810,000	770,918
Embraer Netherlands Finance BV 5.05% 6/15/25		1,920,000	1,849,920
Howmet Aerospace, Inc.:
5.9% 2/1/27		1,000,000	995,568
5.95% 2/1/37		760,000	744,739
6.875% 5/1/25		1,000,000	1,017,500
Moog, Inc. 4.25% 12/15/27 (d)		285,000	260,778
Rolls-Royce PLC 3.375% 6/18/26	GBP	3,160,000	3,432,841
The Boeing Co.:
5.04% 5/1/27		13,707,000	13,500,791
5.15% 5/1/30		13,707,000	13,263,801
5.705% 5/1/40		13,710,000	13,052,178
5.93% 5/1/60		13,710,000	12,802,658
TransDigm, Inc.:
4.625% 1/15/29		8,195,000	7,043,623
5.5% 11/15/27		17,802,000	16,355,588
6.25% 3/15/26(d)		9,860,000	9,729,314
6.375% 6/15/26		2,000,000	1,939,658
6.75% 8/15/28(d)		2,855,000	2,840,725
7.5% 3/15/27		1,917,000	1,893,038
8% 12/15/25(d)		4,080,000	4,169,760
			127,287,991
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41(d)		740,000	599,076
5.125% 8/11/61(d)		545,000	427,416
Rand Parent LLC 8.5% 2/15/30 (d)		1,330,000	1,276,940
			2,303,432
Airlines - 0.1%
Air Canada 3.875% 8/15/26 (d)		1,405,000	1,265,669
American Airlines, Inc. 7.25% 2/15/28 (d)		950,000	929,290
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (d)		7,690,000	7,484,281
Azul Investments LLP:
5.875% 10/26/24(d)		2,048,000	1,303,040
7.25% 6/15/26(d)		695,000	349,238
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (d)		622,000	604,168
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		900,000	900,000
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)		2,995,000	3,009,226
			15,844,912
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		5,670,000	5,274,801
Builders FirstSource, Inc. 4.25% 2/1/32 (d)		3,090,000	2,594,132
			7,868,933
Commercial Services & Supplies - 0.2%
ADT Corp. 4.125% 8/1/29 (d)		2,555,000	2,198,526
Allied Universal Holdco LLC / Allied Universal Finance Corp. 9.75% 7/15/27 (d)		950,000	871,663
APX Group, Inc. 6.75% 2/15/27 (d)		2,091,000	2,007,365
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		13,117,000	10,975,386
Clean Harbors, Inc. 6.375% 2/1/31 (d)		945,000	938,275
CoreCivic, Inc.:
4.75% 10/15/27		8,825,000	7,618,996
8.25% 4/15/26		12,900,000	13,059,573
Covanta Holding Corp. 4.875% 12/1/29 (d)		2,575,000	2,174,991
GFL Environmental, Inc.:
3.75% 8/1/25(d)		2,000,000	1,882,500
5.125% 12/15/26(d)		2,000,000	1,914,760
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)		4,815,000	4,381,650
Madison IAQ LLC:
4.125% 6/30/28(d)		4,505,000	3,843,216
5.875% 6/30/29(d)		4,755,000	3,785,592
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (d)		1,940,000	1,834,076
PowerTeam Services LLC 9.033% 12/4/25 (d)		1,270,000	1,092,200
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (d)		1,995,000	1,927,669
Stericycle, Inc.:
3.875% 1/15/29(d)		4,180,000	3,583,333
5.375% 7/15/24(d)		835,000	822,742
The Bidvest Group UK PLC 3.625% 9/23/26 (d)		875,000	776,453
The GEO Group, Inc. 9.5% 12/31/28 (d)		2,299,000	2,196,506
			67,885,472
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		1,275,000	1,219,316
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)		1,510,000	1,175,978
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38(d)		850,000	844,229
6.51% 2/23/42(d)		850,000	861,178
Pike Corp. 5.5% 9/1/28 (d)		5,873,000	5,096,648
Railworks Holdings LP 8.25% 11/15/28 (d)		1,935,000	1,810,580
SRS Distribution, Inc.:
4.625% 7/1/28(d)		1,980,000	1,732,459
6% 12/1/29(d)		1,695,000	1,415,664
			14,156,052
Electrical Equipment - 0.0%
Regal Rexnord Corp.:
6.05% 2/15/26(d)		2,990,000	2,966,026
6.05% 4/15/28(d)		1,995,000	1,950,729
6.3% 2/15/30(d)		1,995,000	1,951,874
Sensata Technologies BV:
4% 4/15/29(d)		1,985,000	1,750,710
5% 10/1/25(d)		380,000	369,690
Vertiv Group Corp. 4.125% 11/15/28 (d)		405,000	351,860
			9,340,889
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (d)		1,900,000	1,545,029
Turkiye Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (d)		1,235,000	1,180,814
			2,725,843
Machinery - 0.1%
Chart Industries, Inc. 7.5% 1/1/30 (d)		290,000	294,350
Mueller Water Products, Inc. 4% 6/15/29 (d)		2,825,000	2,465,025
Vertical Holdco GmbH 7.625% 7/15/28 (d)		3,440,000	3,157,614
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)		8,885,000	8,049,204
			13,966,193
Marine - 0.0%
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25(d)		915,000	871,137
3.75% 4/6/27(d)		1,460,000	1,350,774
Seaspan Corp. 5.5% 8/1/29 (d)		7,650,000	5,756,993
			7,978,904
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		2,650,000	2,394,885
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)		6,990,000	6,205,303
Korn Ferry 4.625% 12/15/27 (d)		705,000	652,356
Thomson Reuters Corp. 3.85% 9/29/24		2,221,000	2,150,457
TriNet Group, Inc. 3.5% 3/1/29 (d)		5,700,000	4,759,517
			16,162,518
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	4,151,000	4,090,052
JSC Georgian Railway 4% 6/17/28 (d)		520,000	455,000
			4,545,052
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3% 9/15/23		2,041,000	2,014,562
3.375% 7/1/25		24,376,000	22,983,933
4.25% 2/1/24		18,355,000	18,095,486
4.25% 9/15/24		7,664,000	7,507,722
Travis Perkins PLC:
3.75% 2/17/26 (Reg. S)	GBP	1,383,000	1,499,849
4.5% 9/7/23 (Reg. S)	GBP	2,666,000	3,182,234
United Rentals North America, Inc. 6% 12/15/29 (d)		950,000	950,000
			56,233,786
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25(d)		37,550,000	34,925,525
3.95% 7/1/24(d)		7,125,000	6,889,667
4.25% 4/15/26(d)		5,430,000	5,039,016
4.375% 5/1/26(d)		16,881,000	15,704,139
5.25% 5/15/24(d)		13,457,000	13,242,573
5.5% 1/15/26(d)		14,454,000	13,986,919
DP World Crescent Ltd.:
3.7495% 1/30/30(d)		2,070,000	1,909,575
3.875% 7/18/29 (Reg. S)		815,000	757,084
DP World Ltd. 5.625% 9/25/48 (d)		1,080,000	1,039,703
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)		2,980,000	2,547,900
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	5,300,000	5,298,464
7.125% 2/14/24	GBP	6,708,000	8,147,436
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	1,900,000	1,611,804
			111,099,805
TOTAL INDUSTRIALS			457,399,782

INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.0%
CommScope, Inc.:
4.75% 9/1/29(d)		1,960,000	1,597,400
6% 3/1/26(d)		4,260,000	4,104,777
HTA Group Ltd. 7% 12/18/25 (d)		1,565,000	1,479,218
			7,181,395
Electronic Equipment & Components - 0.2%
Coherent Corp. 5% 12/15/29 (d)		5,505,000	4,822,931
Dell International LLC/EMC Corp.:
5.45% 6/15/23		3,920,000	3,917,252
5.85% 7/15/25		5,060,000	5,090,675
6.02% 6/15/26		5,064,000	5,126,339
6.1% 7/15/27		9,288,000	9,543,972
6.2% 7/15/30		8,040,000	8,163,331
Sensata Technologies, Inc. 3.75% 2/15/31 (d)		950,000	791,941
TTM Technologies, Inc. 4% 3/1/29 (d)		8,080,000	6,665,261
			44,121,702
IT Services - 0.2%
Acuris Finance U.S. 5% 5/1/28 (d)		5,965,000	4,749,631
Block, Inc.:
2.75% 6/1/26		950,000	847,672
3.5% 6/1/31		775,000	626,123
CA Magnum Holdings 5.375% (d)(j)		1,585,000	1,446,313
Gartner, Inc.:
3.625% 6/15/29(d)		1,330,000	1,150,091
3.75% 10/1/30(d)		2,385,000	2,019,259
4.5% 7/1/28(d)		3,690,000	3,387,519
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(d)		4,275,000	3,581,505
5.25% 12/1/27(d)		3,305,000	3,127,720
Rackspace Hosting, Inc.:
3.5% 2/15/28(d)		4,380,000	2,666,325
5.375% 12/1/28(d)		31,459,000	12,358,421
Twilio, Inc. 3.875% 3/15/31		1,890,000	1,547,438
			37,508,017
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28(d)		6,532,000	5,535,874
2.45% 2/15/31(d)		67,355,000	53,371,415
2.6% 2/15/33(d)		59,307,000	44,823,180
3.5% 2/15/41(d)		44,880,000	32,116,725
Entegris Escrow Corp.:
4.75% 4/15/29(d)		7,310,000	6,646,488
5.95% 6/15/30(d)		8,200,000	7,626,761
Entegris, Inc. 3.625% 5/1/29 (d)		1,775,000	1,471,830
onsemi 3.875% 9/1/28 (d)		2,785,000	2,447,569
			154,039,842
Software - 0.5%
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		6,285,000	5,436,525
Clarivate Science Holdings Corp.:
3.875% 7/1/28(d)		1,210,000	1,044,155
4.875% 7/1/29(d)		1,225,000	1,058,400
Crowdstrike Holdings, Inc. 3% 2/15/29		940,000	791,733
Elastic NV 4.125% 7/15/29 (d)		2,840,000	2,330,769
Fair Isaac Corp. 4% 6/15/28 (d)		2,835,000	2,574,634
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		5,438,000	4,411,578
MicroStrategy, Inc. 6.125% 6/15/28 (d)		7,360,000	6,108,800
Open Text Corp.:
3.875% 2/15/28(d)		3,090,000	2,664,198
3.875% 12/1/29(d)		6,025,000	4,863,209
Open Text Holdings, Inc. 4.125% 2/15/30 (d)		1,695,000	1,394,814
Oracle Corp.:
1.65% 3/25/26		24,761,000	22,133,850
2.3% 3/25/28		39,119,000	33,948,203
2.8% 4/1/27		26,554,000	24,085,380
2.875% 3/25/31		49,210,000	40,798,392
			153,644,640
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd.:
3.421% 11/2/30(d)		1,305,000	1,065,024
5.875% 4/24/25 (Reg. S)		305,000	302,674
			1,367,698
TOTAL INFORMATION TECHNOLOGY			397,863,294

MATERIALS - 0.7%
Chemicals - 0.4%
Braskem Idesa SAPI:
6.99% 2/20/32(d)		415,000	288,678
7.45% 11/15/29(d)		330,000	254,925
Braskem Netherlands BV 7.25% 2/13/33 (d)		640,000	623,008
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (d)		22,824,000	22,683,961
CVR Partners LP 6.125% 6/15/28 (d)		2,870,000	2,549,350
Element Solutions, Inc. 3.875% 9/1/28 (d)		3,445,000	2,971,313
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (d)		1,645,000	1,480,500
Equate Petrochemical BV:
2.625% 4/28/28(d)		735,000	640,966
4.25% 11/3/26(d)		605,000	578,834
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26(d)		2,600,000	2,353,626
7% 12/31/27(d)		665,000	570,238
LSB Industries, Inc. 6.25% 10/15/28 (d)		1,500,000	1,365,465
MEGlobal Canada, Inc. 5% 5/18/25 (d)		1,160,000	1,135,205
Methanex Corp.:
5.125% 10/15/27		7,417,000	6,971,461
5.65% 12/1/44		5,716,000	4,658,540
NOVA Chemicals Corp.:
4.25% 5/15/29(d)		2,885,000	2,388,636
4.875% 6/1/24(d)		2,621,000	2,568,734
5% 5/1/25(d)		1,650,000	1,572,752
5.25% 6/1/27(d)		4,240,000	3,816,000
Nufarm Australia Ltd. 5% 1/27/30 (d)		3,605,000	3,147,182
OCP SA:
3.75% 6/23/31(d)		1,380,000	1,112,625
4.5% 10/22/25(d)		305,000	291,142
5.625% 4/25/24(d)		1,710,000	1,686,808
6.875% 4/25/44(d)		275,000	249,906
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(d)		2,755,000	2,299,499
6.25% 10/1/29(d)		3,180,000	2,577,591
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26(d)		1,640,000	1,437,358
2.875% 5/11/31(d)		875,000	685,781
SABIC Capital II BV 4% 10/10/23 (d)		1,583,000	1,565,191
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		1,685,000	1,513,956
5.875% 3/27/24		1,800,000	1,774,260
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (d)		380,000	328,575
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)		2,140,000	1,923,304
The Chemours Co. LLC:
4.625% 11/15/29(d)		1,770,000	1,436,479
5.375% 5/15/27		5,878,000	5,352,802
5.75% 11/15/28(d)		4,600,000	4,040,100
The Scotts Miracle-Gro Co.:
4% 4/1/31		380,000	304,000
4.375% 2/1/32		570,000	465,362
Tronox, Inc. 4.625% 3/15/29 (d)		950,000	774,250
Valvoline, Inc. 4.25% 2/15/30 (d)		2,385,000	2,330,825
W.R. Grace Holding LLC:
5.625% 8/15/29(d)		7,045,000	5,648,701
7.375% 3/1/31(d)		770,000	764,402
			101,182,291
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(d)		850,000	713,621
4% 9/1/29(d)		1,745,000	1,399,281
6% 6/15/27(d)		2,965,000	2,869,349
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26(d)		2,500,000	2,275,000
5.25% 8/15/27(d)		380,000	311,957
5.25% 8/15/27(d)		570,000	467,936
Ball Corp.:
2.875% 8/15/30		950,000	758,290
4.875% 3/15/26		2,995,000	2,893,919
Berry Global, Inc. 4.875% 7/15/26 (d)		2,605,000	2,494,288
BWAY Holding Co. 7.875% 8/15/26 (d)		2,855,000	2,872,844
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (d)		1,175,000	1,121,022
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		170,000	146,219
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)		1,190,000	1,014,118
Sealed Air Corp.:
5% 4/15/29(d)		3,275,000	2,990,669
6.125% 2/1/28(d)		1,195,000	1,177,015
Trivium Packaging Finance BV:
5.5% 8/15/26(d)		4,959,000	4,686,255
8.5% 8/15/27(d)		3,004,000	2,853,499
			31,045,282
Metals & Mining - 0.2%
Antofagasta PLC:
2.375% 10/14/30(d)		1,860,000	1,468,005
5.625% 5/13/32(d)		665,000	643,388
Arconic Corp. 6% 5/15/25 (d)		970,000	970,000
ATI, Inc.:
4.875% 10/1/29		2,005,000	1,795,209
5.875% 12/1/27		5,505,000	5,243,978
Celtic Resources Holdings DAC 4.125% 10/9/24 (c)(d)(e)		1,205,000	162,298
Cleveland-Cliffs, Inc. 4.875% 3/1/31 (d)		380,000	345,910
Commercial Metals Co.:
3.875% 2/15/31		1,150,000	970,317
4.125% 1/15/30		2,295,000	2,001,084
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (d)		675,000	567,127
Constellium NV 5.875% 2/15/26 (d)		1,390,000	1,357,342
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29(d)		290,000	251,629
3.15% 1/14/30(d)		750,000	651,938
3.7% 1/30/50(d)		1,755,000	1,273,253
5.125% 2/2/33(d)		790,000	765,214
CSN Resources SA 5.875% 4/8/32 (d)		1,050,000	879,296
Eldorado Gold Corp. 6.25% 9/1/29 (d)		1,420,000	1,248,634
Endeavour Mining PLC 5% 10/14/26 (d)		900,000	753,525
ERO Copper Corp. 6.5% 2/15/30 (d)		4,945,000	4,184,706
First Quantum Minerals Ltd.:
6.875% 3/1/26(d)		1,455,000	1,368,609
6.875% 10/15/27(d)		5,745,000	5,375,166
7.5% 4/1/25(d)		2,150,000	2,086,575
FMG Resources Pty Ltd.:
4.375% 4/1/31(d)		950,000	802,874
4.5% 9/15/27(d)		1,105,000	1,016,600
5.125% 5/15/24(d)		775,000	765,313
Fresnillo PLC 4.25% 10/2/50 (d)		940,000	722,801
Gcm Mining Corp. 6.875% 8/9/26 (d)		1,890,000	1,605,564
HudBay Minerals, Inc. 4.5% 4/1/26 (d)		1,290,000	1,158,214
JSW Steel Ltd. 3.95% 4/5/27 (d)		1,195,000	1,048,613
Kaiser Aluminum Corp.:
4.5% 6/1/31(d)		1,235,000	977,675
4.625% 3/1/28(d)		4,387,000	3,778,230
Metinvest BV 8.5% 4/23/26 (Reg. S)		435,000	230,822
Mineral Resources Ltd. 8.5% 5/1/30 (d)		3,130,000	3,133,787
PMHC II, Inc. 9% 2/15/30 (d)		3,010,000	2,331,849
POSCO:
5.75% 1/17/28(d)		1,135,000	1,146,946
5.875% 1/17/33(d)		490,000	507,473
PT Freeport Indonesia:
4.763% 4/14/27(d)		580,000	556,546
5.315% 4/14/32(d)		1,300,000	1,196,143
6.2% 4/14/52(d)		670,000	589,516
PT Indonesia Asahan Aluminium Tbk 5.45% 5/15/30 (d)		1,595,000	1,573,085
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)		4,060,000	3,509,261
Stillwater Mining Co.:
4% 11/16/26(d)		1,490,000	1,322,375
4.5% 11/16/29(d)		700,000	575,006
TMK Capital SA 4.3% 2/12/27 (Reg. S) (e)		990,000	465,300
VM Holding SA 6.5% 1/18/28 (d)		1,405,000	1,358,368
Volcan Compania Minera SAA 4.375% 2/11/26 (d)		1,190,000	923,738
			65,659,302
Paper & Forest Products - 0.0%
Glatfelter Corp. 4.75% 11/15/29 (d)		1,910,000	1,252,341
Mercer International, Inc. 5.125% 2/1/29		1,235,000	1,012,642
SPA Holdings 3 OY 4.875% 2/4/28 (d)		3,940,000	3,346,056
			5,611,039
TOTAL MATERIALS			203,497,914

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		16,606,000	16,100,922
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (d)		1,420,000	1,120,763
American Homes 4 Rent LP:
2.375% 7/15/31		2,770,000	2,177,753
3.625% 4/15/32		10,838,000	9,156,354
American Tower Corp. 4.05% 3/15/32		1,254,000	1,116,823
Boston Properties, Inc.:
3.25% 1/30/31		15,144,000	12,635,129
4.5% 12/1/28		12,665,000	11,753,027
6.75% 12/1/27		16,978,000	17,621,801
Corporate Office Properties LP:
2% 1/15/29		2,119,000	1,631,172
2.25% 3/15/26		6,484,000	5,782,439
2.75% 4/15/31		6,131,000	4,616,154
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)		3,340,000	2,837,922
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (d)		1,115,000	918,806
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		4,838,000	4,120,684
3.5% 8/1/26		5,039,000	4,684,199
Healthpeak Properties, Inc.:
3.25% 7/15/26		2,056,000	1,924,992
3.5% 7/15/29		2,351,000	2,094,144
Hudson Pacific Properties LP 4.65% 4/1/29		27,154,000	23,066,844
Invitation Homes Operating Partnership LP 4.15% 4/15/32		16,356,000	14,387,862
Iron Mountain, Inc. 4.5% 2/15/31 (d)		950,000	786,579
iStar Financial, Inc.:
4.25% 8/1/25		1,005,000	999,935
4.75% 10/1/24		1,225,000	1,221,910
Kite Realty Group Trust 4.75% 9/15/30		1,467,000	1,313,051
LXP Industrial Trust (REIT):
2.7% 9/15/30		7,113,000	5,690,996
4.4% 6/15/24		2,936,000	2,844,270
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	2,850,000	2,673,936
3.5% 3/15/31		7,435,000	5,096,395
4.625% 8/1/29		6,155,000	4,600,863
5% 10/15/27		16,221,000	13,314,669
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		23,679,000	16,925,856
3.375% 2/1/31		13,097,000	10,320,652
3.625% 10/1/29		39,642,000	32,874,311
4.375% 8/1/23		5,521,000	5,488,727
4.5% 1/15/25		6,808,000	6,640,040
4.5% 4/1/27		32,478,000	30,665,200
4.75% 1/15/28		18,782,000	17,616,325
4.95% 4/1/24		11,105,000	10,915,390
5.25% 1/15/26		18,623,000	18,255,813
Park Intermediate Holdings LLC 7.5% 6/1/25 (d)		1,000,000	1,003,155
Piedmont Operating Partnership LP 2.75% 4/1/32		5,512,000	3,885,540
Realty Income Corp.:
2.2% 6/15/28		3,122,000	2,695,106
3.4% 1/15/28		6,031,000	5,586,549
Retail Opportunity Investments Partnership LP:
4% 12/15/24		2,151,000	2,076,566
5% 12/15/23		1,293,000	1,282,318
RLJ Lodging Trust LP 3.75% 7/1/26 (d)		660,000	597,163
SBA Communications Corp. 3.125% 2/1/29		6,550,000	5,408,335
Senior Housing Properties Trust 9.75% 6/15/25		341,000	330,426
Simon Property Group LP 2.45% 9/13/29		6,352,000	5,320,210
SITE Centers Corp.:
3.625% 2/1/25		5,451,000	5,172,184
4.25% 2/1/26		18,338,000	17,377,741
Store Capital Corp.:
2.7% 12/1/31		7,899,000	5,743,857
2.75% 11/18/30		7,730,000	5,838,266
4.625% 3/15/29		5,948,000	5,248,434
Sun Communities Operating LP:
2.3% 11/1/28		6,226,000	5,263,740
2.7% 7/15/31		15,891,000	12,677,571
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28(d)		12,375,000	9,809,663
6.5% 2/15/29(d)		34,205,000	22,404,448
10.5% 2/15/28(d)		8,150,000	8,151,630
Uniti Group, Inc.:
6% 1/15/30(d)		10,595,000	6,566,720
7.875% 2/15/25(d)		495,000	504,616
Ventas Realty LP:
3% 1/15/30		28,128,000	23,908,582
3.5% 2/1/25		3,798,000	3,646,640
3.75% 5/1/24		15,927,000	15,576,334
4% 3/1/28		6,996,000	6,462,825
4.125% 1/15/26		3,540,000	3,407,342
4.75% 11/15/30		39,136,000	36,892,654
VICI Properties LP:
4.375% 5/15/25		2,699,000	2,597,491
4.75% 2/15/28		21,253,000	20,048,592
4.95% 2/15/30		33,145,000	30,944,429
5.125% 5/15/32		7,569,000	7,022,897
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25(d)		155,000	146,415
4.125% 8/15/30(d)		1,905,000	1,645,508
4.25% 12/1/26(d)		225,000	208,654
4.625% 12/1/29(d)		485,000	434,541
Vornado Realty LP 2.15% 6/1/26		6,904,000	5,915,316
WP Carey, Inc.:
3.85% 7/15/29		4,522,000	4,112,331
4% 2/1/25		21,671,000	21,140,101
			643,047,598
Real Estate Management & Development - 0.5%
ACCENTRO Real Estate AG 5.625% 2/13/26 (Reg. S)	EUR	4,540,000	2,861,967
ADLER Group SA:
1.875% 1/14/26 (Reg. S)	EUR	16,200,000	7,364,511
2.25% 4/27/27 (Reg. S)	EUR	1,800,000	799,621
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (f)	EUR	1,956,000	1,996,410
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	8,500,000	6,658,219
1.75% 3/12/29 (Reg. S)	EUR	4,975,000	3,899,995
2.625% 10/20/28 (Reg. S)	GBP	1,900,000	1,769,807
Brandywine Operating Partnership LP:
3.95% 11/15/27		14,429,000	12,172,546
4.1% 10/1/24		13,139,000	12,635,819
4.55% 10/1/29		15,790,000	13,086,896
7.55% 3/15/28		22,792,000	22,345,917
CBRE Group, Inc. 2.5% 4/1/31		21,262,000	17,278,035
Deutsche Annington Finance BV 5% 10/2/23 (d)		3,695,000	3,664,698
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		315,000	296,935
Essex Portfolio LP 3.875% 5/1/24		5,607,000	5,481,546
Greystar Real Estate Partners 5.75% 12/1/25 (d)		459,000	453,199
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	4,150,000	3,432,828
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	4,100,000	3,126,389
Howard Hughes Corp.:
4.125% 2/1/29(d)		1,995,000	1,670,813
4.375% 2/1/31(d)		1,995,000	1,625,526
Kennedy-Wilson, Inc.:
4.75% 3/1/29		1,030,000	837,210
4.75% 2/1/30		6,260,000	4,811,013
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)		1,140,000	820,800
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (d)		1,145,000	784,325
Samhallsbyggnadsbolaget I Norden AB:
1% 8/12/27 (Reg. S)	EUR	2,000,000	1,525,521
1.75% 1/14/25 (Reg. S)	EUR	1,711,000	1,630,128
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	2,300,000	1,945,667
Tanger Properties LP:
2.75% 9/1/31		16,274,000	12,071,115
3.125% 9/1/26		8,723,000	7,917,292
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (d)		695,000	613,338
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	1,580,000	1,385,178
Vonovia SE 5% 11/23/30 (Reg. S)	EUR	400,000	424,808
			157,388,072
TOTAL REAL ESTATE			800,435,670

UTILITIES - 1.4%
Electric Utilities - 0.8%
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (f)	EUR	1,050,000	932,003
Clearway Energy Operating LLC:
3.75% 2/15/31(d)		2,595,000	2,111,681
4.75% 3/15/28(d)		1,030,000	945,231
Cleco Corporate Holdings LLC 3.375% 9/15/29		12,555,000	10,599,809
Comision Federal de Electricid:
3.348% 2/9/31(d)		325,000	256,608
4.688% 5/15/29(d)		1,450,000	1,292,584
DPL, Inc.:
4.125% 7/1/25		2,435,000	2,287,261
4.35% 4/15/29		315,000	272,475
Duke Energy Corp.:
2.45% 6/1/30		10,750,000	8,829,380
3.85% 6/15/34	EUR	4,500,000	4,300,829
Duquesne Light Holdings, Inc.:
2.532% 10/1/30(d)		5,172,000	4,111,621
2.775% 1/7/32(d)		16,845,000	13,248,529
Electricite de France SA 5.5% 1/25/35 (Reg. S)	GBP	4,500,000	5,139,261
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (f)	EUR	3,700,000	3,042,692
Enel SpA 3.375% (Reg. S) (f)(j)	EUR	4,075,000	3,914,981
Entergy Corp. 2.8% 6/15/30		11,033,000	9,244,483
Eskom Holdings SOC Ltd.:
6.35% 8/10/28(d)		1,530,000	1,431,506
6.75% 8/6/23(d)		1,400,000	1,385,300
7.125% 2/11/25(d)		1,185,000	1,163,789
8.45% 8/10/28(d)		645,000	631,294
Eversource Energy 2.8% 5/1/23		9,622,000	9,582,338
Exelon Corp.:
2.75% 3/15/27		5,281,000	4,787,915
3.35% 3/15/32		16,412,000	14,013,253
4.05% 4/15/30		6,798,000	6,234,717
4.7% 4/15/50		3,027,000	2,632,884
Exgen Texas Power LLC 3 month U.S. LIBOR + 6.750% 11.5319% 10/8/26 (c)(f)(h)		1,456,170	1,472,551
FirstEnergy Corp.:
3.4% 3/1/50		3,805,000	2,571,003
7.375% 11/15/31		23,745,000	26,630,018
Iberdrola Finanzas SAU 7.375% 1/29/24	GBP	1,350,000	1,654,928
IPALCO Enterprises, Inc.:
3.7% 9/1/24		6,665,000	6,437,543
4.25% 5/1/30		8,975,000	8,132,699
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (d)		1,545,000	1,327,634
Lamar Funding Ltd. 3.958% 5/7/25 (d)		1,545,000	1,460,315
Mong Duong Finance Holdings BV 5.125% 5/7/29 (d)		2,060,000	1,750,743
Monongahela Power Co. 4.1% 4/15/24 (d)		2,537,000	2,489,688
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (f)	EUR	8,200,000	7,367,486
Northern Powergrid PLC 2.5% 4/1/25 (Reg. S)	GBP	147,000	165,437
NRG Energy, Inc.:
3.375% 2/15/29(d)		3,565,000	2,894,637
3.625% 2/15/31(d)		1,380,000	1,070,020
5.25% 6/15/29(d)		3,295,000	2,932,550
PG&E Corp.:
5% 7/1/28		6,600,000	6,026,130
5.25% 7/1/30		11,820,000	10,549,350
Southern Co. 1.875% 9/15/81 (f)	EUR	8,500,000	7,148,247
Vistra Operations Co. LLC:
5% 7/31/27(d)		3,800,000	3,530,029
5.5% 9/1/26(d)		1,975,000	1,886,309
5.625% 2/15/27(d)		3,370,000	3,193,481
Western Power Distribution PLC 3.625% 11/6/23 (Reg. S)	GBP	1,400,000	1,665,197
			214,748,419
Gas Utilities - 0.0%
ENN Energy Holdings Ltd. 4.625% 5/17/27 (d)		1,645,000	1,586,191
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (d)		515,000	463,621
Nakilat, Inc. 6.067% 12/31/33 (d)		1,121,897	1,167,334
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27		365,000	346,734
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)		1,725,000	1,498,473
			5,062,353
Independent Power and Renewable Electricity Producers - 0.3%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		3,600,000	3,177,298
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (d)		640,000	523,320
Emera U.S. Finance LP 3.55% 6/15/26		5,152,000	4,836,386
Energo-Pro A/S 8.5% 2/4/27 (d)		630,000	602,556
EnfraGen Energia Sur SA 5.375% 12/30/30 (d)		2,620,000	1,707,282
Investment Energy Resources Ltd. 6.25% 4/26/29 (d)		1,300,000	1,161,063
RWE AG 2.75% 5/24/30 (Reg. S)	EUR	4,209,000	4,059,704
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		1,209,000	1,082,055
The AES Corp.:
2.45% 1/15/31		18,564,000	14,746,038
3.3% 7/15/25(d)		33,229,000	31,183,561
3.95% 7/15/30(d)		28,974,000	25,366,737
			88,446,000
Multi-Utilities - 0.3%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49(d)		1,160,000	967,556
4.875% 4/23/30(d)		520,000	522,535
NiSource, Inc.:
2.95% 9/1/29		31,524,000	27,208,122
5.25% 2/15/43		8,116,000	7,721,933
5.8% 2/1/42		4,036,000	3,897,614
5.95% 6/15/41		5,760,000	5,798,891
Puget Energy, Inc.:
4.1% 6/15/30		21,032,000	18,883,657
4.224% 3/15/32		21,626,000	19,121,601
Sempra Energy 6% 10/15/39		9,562,000	9,686,950
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 6.9761% 5/15/67 (f)(h)		2,459,000	2,100,529
			95,909,388
Water Utilities - 0.0%
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	1,450,000	1,389,502
Severn Trent Utilities Finance PLC:
4.625% 11/30/34 (Reg. S)	GBP	1,170,000	1,329,655
6.125% 2/26/24	GBP	755,000	915,671
Southern Water Services Finance Ltd. 1.625% 3/30/27 (Reg. S)	GBP	1,765,000	1,824,264
Thames Water Utility Finance PLC 1.875% 1/24/24 (Reg. S)	GBP	1,490,000	1,738,950
			7,198,042
TOTAL UTILITIES			411,364,202

TOTAL NONCONVERTIBLE BONDS			10,400,209,836
TOTAL CORPORATE BONDS (Cost $11,624,859,511)			10,444,393,197

U.S. Treasury Obligations - 26.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	207,334,000	131,227,844
1.75% 8/15/41	208,680,000	144,608,719
1.875% 11/15/51	400,075,000	260,205,027
2% 11/15/41	199,600,000	144,265,579
2% 8/15/51	1,286,676,000	864,837,195
2.25% 2/15/52	99,670,000	71,065,488
2.875% 5/15/52	391,355,000	320,467,769
3% 2/15/47	396,205,000	329,778,755
3% 8/15/52	50,000,000	42,031,250
3.25% 5/15/42 (k)	182,811,000	161,580,645
3.625% 2/15/53	282,235,000	268,696,540
4% 11/15/42 (l)	5,140,000	5,066,916
U.S. Treasury Notes:
0.75% 3/31/26 (k)	15,751,000	14,094,069
1.25% 5/31/28	847,696,000	732,064,968
1.25% 9/30/28	84,070,000	72,014,493
2.625% 7/31/29 (k)(m)	4,009,000	3,676,065
2.75% 5/31/29	446,000,000	412,532,579
2.75% 8/15/32	770,411,000	700,110,996
2.875% 5/15/32	528,778,000	486,310,517
3.125% 8/31/29	239,780,000	226,432,872
3.5% 1/31/30	375,000,000	362,167,969
3.5% 2/15/33	125,000,000	120,878,906
3.875% 1/15/26 (m)	91,400,000	89,829,063
3.875% 9/30/29	300,000,000	295,968,750
3.875% 12/31/29	750,000,000	740,859,375
4% 10/31/29	330,700,000	328,749,386
4.125% 10/31/27	40,000,000	39,800,000
4.125% 11/15/32	221,500,000	225,030,156
4.375% 10/31/24 (k)(m)(n)	23,200,000	22,982,500
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,978,171,527)		7,617,334,391

U.S. Government Agency - Mortgage Securities - 18.7%
	Principal Amount (a)	Value ($)
Fannie Mae - 5.9%
12 month U.S. LIBOR + 1.440% 1.945% 4/1/37 (f)(h)	11,441	11,445
12 month U.S. LIBOR + 1.460% 3.85% 1/1/35 (f)(h)	11,827	11,834
12 month U.S. LIBOR + 1.480% 3.796% 7/1/34 (f)(h)	3,368	3,399
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (f)(h)	9,020	9,163
12 month U.S. LIBOR + 1.560% 2.065% 3/1/37 (f)(h)	12,724	12,780
12 month U.S. LIBOR + 1.620% 3.584% 3/1/33 (f)(h)	11,984	12,013
12 month U.S. LIBOR + 1.620% 3.871% 5/1/35 (f)(h)	23,267	23,495
12 month U.S. LIBOR + 1.630% 3.491% 11/1/36 (f)(h)	6,649	6,709
12 month U.S. LIBOR + 1.630% 3.815% 9/1/36 (f)(h)	7,938	8,014
12 month U.S. LIBOR + 1.640% 3.274% 5/1/36 (f)(h)	20,202	20,477
12 month U.S. LIBOR + 1.640% 3.895% 6/1/47 (f)(h)	17,499	17,735
12 month U.S. LIBOR + 1.700% 3.186% 6/1/42 (f)(h)	23,419	23,851
12 month U.S. LIBOR + 1.730% 3.442% 5/1/36 (f)(h)	18,914	19,252
12 month U.S. LIBOR + 1.730% 3.854% 3/1/40 (f)(h)	24,661	24,923
12 month U.S. LIBOR + 1.750% 3.701% 7/1/35 (f)(h)	7,693	7,740
12 month U.S. LIBOR + 1.750% 4% 8/1/41 (f)(h)	35,107	35,732
12 month U.S. LIBOR + 1.780% 4.163% 2/1/36 (f)(h)	10,594	10,663
12 month U.S. LIBOR + 1.800% 4.048% 12/1/40 (f)(h)	832,479	845,084
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (f)(h)	10,550	10,760
12 month U.S. LIBOR + 1.800% 4.055% 1/1/42 (f)(h)	85,369	86,307
12 month U.S. LIBOR + 1.810% 2.521% 2/1/42 (f)(h)	38,150	38,623
12 month U.S. LIBOR + 1.810% 4.051% 7/1/41 (f)(h)	14,880	15,225
12 month U.S. LIBOR + 1.810% 4.06% 12/1/39 (f)(h)	19,689	19,863
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (f)(h)	7,795	7,932
12 month U.S. LIBOR + 1.820% 4.195% 12/1/35 (f)(h)	15,088	15,227
12 month U.S. LIBOR + 1.830% 4.08% 10/1/41 (f)(h)	6,198	6,163
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (f)(h)	17,194	17,620
6 month U.S. LIBOR + 1.470% 3.112% 10/1/33 (f)(h)	477	476
6 month U.S. LIBOR + 1.500% 3.727% 1/1/35 (f)(h)	25,803	25,871
6 month U.S. LIBOR + 1.510% 5.523% 2/1/33 (f)(h)	244	249
6 month U.S. LIBOR + 1.530% 3.258% 12/1/34 (f)(h)	4,840	4,843
6 month U.S. LIBOR + 1.530% 3.437% 3/1/35 (f)(h)	6,042	6,048
6 month U.S. LIBOR + 1.550% 4.211% 10/1/33 (f)(h)	2,191	2,231
6 month U.S. LIBOR + 1.560% 5.64% 7/1/35 (f)(h)	3,780	3,866
6 month U.S. LIBOR + 1.740% 3.865% 12/1/34 (f)(h)	692	698
6 month U.S. LIBOR + 1.960% 3.434% 9/1/35 (f)(h)	5,074	5,142
U.S. TREASURY 1 YEAR INDEX + 1.940% 3.87% 10/1/33 (f)(h)	34,543	34,984
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (f)(h)	7,042	7,141
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.395% 6/1/36 (f)(h)	16,685	16,977
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.407% 10/1/33 (f)(h)	13,696	13,932
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.982% 7/1/34 (f)(h)	25,521	26,036
1.5% 1/1/36 to 6/1/51	64,993,498	54,303,609
2% 2/1/28 to 5/1/52 (k)	439,235,065	364,988,924
2.5% 1/1/28 to 2/1/52 (k)	493,228,413	428,002,232
3% 5/1/30 to 2/1/52	269,176,012	241,662,670
3.5% 5/1/36 to 6/1/52	209,556,450	193,193,137
4% 3/1/36 to 9/1/52	107,007,014	102,275,419
4.5% to 4.5% 6/1/33 to 12/1/52 (n)	108,010,433	105,445,873
5% 6/1/23 to 12/1/52	153,623,250	152,402,708
5.264% 8/1/41 (f)	609,826	609,154
5.5% 12/1/23 to 12/1/52	55,541,948	55,760,301
6% to 6% 9/1/29 to 12/1/52	26,280,231	26,670,733
6.5% 7/1/23 to 4/1/37	991,508	1,024,588
6.67% 2/1/39 (f)	308,212	313,538
7% to 7% 4/1/23 to 7/1/37	190,630	197,308
7.5% to 7.5% 6/1/25 to 11/1/31	96,964	100,035
8% 3/1/37	6,355	6,917
TOTAL FANNIE MAE		1,728,427,669
Freddie Mac - 3.9%
12 month U.S. LIBOR + 1.320% 3.575% 1/1/36 (f)(h)	8,544	8,443
12 month U.S. LIBOR + 1.370% 3.634% 3/1/36 (f)(h)	45,317	45,036
12 month U.S. LIBOR + 1.500% 3.824% 3/1/36 (f)(h)	26,361	26,284
12 month U.S. LIBOR + 1.750% 4% 12/1/40 (f)(h)	360,074	361,356
12 month U.S. LIBOR + 1.750% 4% 7/1/41 (f)(h)	69,549	70,592
12 month U.S. LIBOR + 1.750% 4% 9/1/41 (f)(h)	121,657	122,868
12 month U.S. LIBOR + 1.860% 3.239% 4/1/36 (f)(h)	17,851	18,081
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (f)(h)	2,945	2,988
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (f)(h)	11,800	11,928
12 month U.S. LIBOR + 1.900% 3.966% 10/1/42 (f)(h)	85,071	85,916
12 month U.S. LIBOR + 1.910% 3.22% 5/1/41 (f)(h)	23,479	23,825
12 month U.S. LIBOR + 1.910% 3.568% 5/1/41 (f)(h)	24,263	24,709
12 month U.S. LIBOR + 1.910% 3.791% 6/1/41 (f)(h)	29,588	30,151
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (f)(h)	7,701	7,859
12 month U.S. LIBOR + 2.020% 2.93% 4/1/38 (f)(h)	15,430	15,638
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (f)(h)	331	332
12 month U.S. LIBOR + 2.040% 4.265% 7/1/36 (f)(h)	23,483	23,927
12 month U.S. LIBOR + 2.200% 4.45% 12/1/36 (f)(h)	30,394	30,813
6 month U.S. LIBOR + 1.120% 3.029% 8/1/37 (f)(h)	17,035	16,789
6 month U.S. LIBOR + 1.580% 5.08% 12/1/35 (f)(h)	91	92
6 month U.S. LIBOR + 1.880% 3.488% 10/1/36 (f)(h)	44,116	44,346
6 month U.S. LIBOR + 1.990% 4% 10/1/35 (f)(h)	21,423	21,568
6 month U.S. LIBOR + 2.020% 5.51% 6/1/37 (f)(h)	10,140	10,365
6 month U.S. LIBOR + 2.680% 5.679% 10/1/35 (f)(h)	8,172	8,474
U.S. TREASURY 1 YEAR INDEX + 2.030% 3.174% 6/1/33 (f)(h)	31,801	31,978
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.229% 6/1/33 (f)(h)	65,308	65,918
U.S. TREASURY 1 YEAR INDEX + 2.430% 4.392% 3/1/35 (f)(h)	114,983	116,872
1.5% 7/1/35 to 6/1/51	24,067,631	20,318,343
2% 8/1/35 to 4/1/52	280,355,931	230,051,652
2.5% 1/1/28 to 4/1/52	317,813,290	274,245,248
3% 6/1/31 to 4/1/52	131,393,464	117,558,751
3.5% 1/1/32 to 12/1/52 (k)(n)	181,586,695	168,488,054
4% 5/1/37 to 10/1/52	107,788,305	103,658,077
4% 4/1/48	38,223	36,535
4.5% 6/1/25 to 10/1/52	114,929,413	111,157,371
5% 8/1/33 to 1/1/53	60,525,477	60,124,952
5.5% 10/1/52 to 1/1/53	34,947,555	34,926,953
6% 7/1/28 to 12/1/37	461,757	474,705
6.5% 5/1/26 to 1/1/53	10,316,687	10,614,409
7% 3/1/26 to 9/1/36	217,378	226,731
7.5% 1/1/27 to 11/1/31	1,313	1,374
8% 7/1/24 to 4/1/32	4,787	5,030
8.5% 1/1/25 to 1/1/28	3,268	3,376
TOTAL FREDDIE MAC		1,133,118,709
Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
3% 10/1/31	298,698	282,357
Ginnie Mae - 3.2%
3.5% 6/20/34 to 12/20/49	42,516,551	39,862,881
4% 5/20/33 to 5/20/49	83,678,425	80,326,775
4.5% 6/20/33 to 8/15/41	10,078,041	9,901,741
5% 12/15/32 to 4/20/48	10,052,801	10,095,985
5.5% 7/15/33 to 9/15/39	335,471	342,193
6% to 6% 10/15/30 to 11/15/39	127,344	130,876
7% to 7% 12/15/23 to 11/15/32	257,898	266,113
7.5% to 7.5% 4/15/23 to 9/15/31	56,126	57,451
8% 12/15/23 to 11/15/29	9,541	9,777
8.5% 11/15/27 to 1/15/31	3,760	3,978
2% 10/20/50 to 4/20/51	76,179,226	64,230,682
2% 3/1/53 (g)	15,200,000	12,740,222
2% 3/1/53 (g)	14,650,000	12,279,227
2% 3/1/53 (g)	23,050,000	19,319,876
2% 3/1/53 (g)	87,900,000	73,675,363
2% 3/1/53 (g)	26,450,000	22,169,663
2% 3/1/53 (g)	17,600,000	14,751,836
2% 3/1/53 (g)	21,900,000	18,355,978
2% 3/1/53 (g)	34,350,000	28,791,225
2% 4/1/53 (g)	87,250,000	73,208,936
2% 4/1/53 (g)	65,450,000	54,917,190
2.5% 7/20/51 to 12/20/51	33,938,915	29,458,805
2.5% 3/1/53 (g)	46,050,000	39,822,355
2.5% 3/1/53 (g)	91,500,000	79,125,851
2.5% 3/1/53 (g)	36,300,000	31,390,911
2.5% 3/1/53 (g)	31,000,000	26,807,665
3% 5/20/42 to 12/20/49	10,442,640	9,505,645
3% 3/1/53 (g)	31,775,000	28,345,000
3% 3/1/53 (g)	37,600,000	33,541,212
3% 3/1/53 (g)	25,050,000	22,345,940
3% 3/1/53 (g)	51,075,000	45,561,633
3.5% 3/1/53 (g)	13,100,000	12,041,558
3.5% 3/1/53 (g)	21,800,000	20,038,623
3.5% 3/1/53 (g)	15,225,000	13,994,864
3.5% 3/1/53 (g)	17,425,000	16,017,111
6.5% 3/20/31 to 6/15/37	88,391	91,795
TOTAL GINNIE MAE		943,526,936
Uniform Mortgage Backed Securities - 5.7%
1.5% 3/1/38 (g)	4,000,000	3,457,911
1.5% 3/1/38 (g)	22,000,000	19,018,509
1.5% 3/1/38 (g)	31,450,000	27,187,824
1.5% 3/1/38 (g)	31,450,000	27,187,824
1.5% 4/1/38 (g)	33,950,000	29,392,783
1.5% 4/1/38 (g)	32,725,000	28,332,219
1.5% 3/1/53 (g)	72,150,000	55,709,923
1.5% 3/1/53 (g)	44,975,000	34,727,010
2% 3/1/38 (g)	37,000,000	32,838,203
2% 3/1/38 (g)	24,650,000	21,877,343
2% 4/1/38 (g)	32,850,000	29,190,927
2% 4/1/38 (g)	17,700,000	15,728,445
2% 3/1/53 (g)	25,950,000	21,129,896
2% 3/1/53 (g)	32,850,000	26,748,250
2% 3/1/53 (g)	165,050,000	134,392,656
2% 3/1/53 (g)	92,100,000	74,992,812
2% 3/1/53 (g)	18,400,000	14,982,277
2% 3/1/53 (g)	141,250,000	115,013,406
2% 4/1/53 (g)	10,800,000	8,804,493
2% 4/1/53 (g)	159,400,000	129,947,790
2% 4/1/53 (g)	105,600,000	86,088,372
2.5% 3/1/53 (g)	111,050,000	94,080,272
2.5% 3/1/53 (g)	86,275,000	73,091,179
2.5% 3/1/53 (g)	44,350,000	37,572,806
2.5% 4/1/53 (g)	28,250,000	23,957,350
3% 3/1/53 (g)	62,100,000	54,621,291
3% 3/1/53 (g)	43,600,000	38,349,248
3% 3/1/53 (g)	46,200,000	40,636,129
3% 3/1/53 (g)	18,250,000	16,052,151
3% 4/1/53 (g)	89,000,000	78,351,257
3% 4/1/53 (g)	29,650,000	26,102,413
3.5% 3/1/53 (g)	4,625,000	4,210,921
4% 3/1/53 (g)	4,800,000	4,502,249
4% 3/1/53 (g)	4,800,000	4,502,249
4% 3/1/53 (g)	17,700,000	16,602,044
4% 3/1/53 (g)	17,800,000	16,695,841
4% 3/1/53 (g)	10,400,000	9,754,873
4.5% 3/1/53 (g)	7,800,000	7,509,631
4.5% 3/1/53 (g)	13,300,000	12,804,884
5% 3/1/53 (g)	15,050,000	14,788,971
5.5% 3/1/53 (g)	28,000,000	27,950,773
5.5% 3/1/53 (g)	36,250,000	36,186,269
5.5% 3/1/53 (g)	37,650,000	37,583,808
5.5% 4/1/53 (g)	34,600,000	34,522,949
6.5% 3/1/53 (g)	9,800,000	10,036,524
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,657,214,955
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,834,493,352)		5,462,570,626

Asset-Backed Securities - 6.2%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (d)	8,482,380	5,365,200
Series 2019-1 Class A, 3.844% 5/15/39 (d)	6,606,137	4,652,726
Series 2019-2:
Class A, 3.376% 10/16/39 (d)	17,685,991	13,677,953
Class B, 4.458% 10/16/39 (d)	3,803,418	1,253,232
Series 2021-1A Class A, 2.95% 11/16/41 (d)	20,127,294	17,658,543
Series 2021-2A Class A, 2.798% 1/15/47 (d)	37,491,538	31,606,735
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 1/15/32 (d)(f)(h)	6,384,000	6,304,194
AIMCO CLO Series 2021-AA Class AR2, 3 month U.S. LIBOR + 1.140% 5.9324% 10/17/34 (d)(f)(h)	2,687,000	2,633,940
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 5.9224% 10/17/34 (d)(f)(h)	15,632,000	15,366,866
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 5.7977% 4/20/34 (d)(f)(h)	39,309,000	38,541,020
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 6.139% 7/20/35 (d)(f)(h)	18,066,000	17,861,276
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 5.9477% 7/20/34 (d)(f)(h)	18,308,000	17,933,620
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (d)	478,000	472,357
Series 2015-SFR1 Class E, 5.639% 4/17/52 (d)	1,082,438	1,063,754
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (d)	1,118,000	1,098,406
Class XS, 0% 10/17/52 (c)(d)(f)(o)	746,717	7
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (d)	5,728,004	4,718,328
Class B, 4.335% 1/16/40 (d)	1,019,255	449,034
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 6.1124% 10/15/32 (d)(f)(h)	20,251,000	20,052,034
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 5.8477% 4/25/34 (d)(f)(h)	13,014,000	12,746,380
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 5.9224% 7/15/34 (d)(f)(h)	23,175,000	22,868,163
Ares LVIII CLO LLC Series 2022-58A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.9876% 1/15/35 (d)(f)(h)	30,273,000	29,746,886
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 5.8624% 4/15/34 (d)(f)(h)	27,448,000	26,910,019
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 6.0424% 4/17/33 (d)(f)(h)	8,282,000	8,190,393
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 10/15/36 (d)(f)(h)	15,712,000	15,458,550
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 5.8377% 4/25/34 (d)(f)(h)	28,623,000	28,121,783
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 6.0277% 1/20/32 (d)(f)(h)	31,300,000	31,050,351
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 5.9576% 1/17/35 (d)(f)(h)	31,025,000	30,840,525
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.9224% 1/15/35 (d)(f)(h)	23,740,000	23,290,887
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (d)	18,761,768	15,666,451
Class AA, 2.487% 12/16/41 (d)(f)	1,557,110	1,433,868
Series 2021-1A Class A, 2.443% 7/15/46 (d)	28,277,230	23,921,759
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 5.7824% 4/15/29 (d)(f)(h)	22,885,777	22,694,864
Capital Trust RE CDO Ltd. Series 2005-1A Class E, 1 month U.S. LIBOR + 2.100% 3.9464% 3/20/50 (c)(d)(f)(h)	330,000	0
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (d)	13,687,775	11,943,131
Class B, 5.095% 4/15/39 (d)	7,616,545	5,446,141
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (d)	7,353,997	6,426,734
Series 2021-1A Class A, 3.474% 1/15/46 (d)	5,939,500	5,434,643
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 5.9077% 10/20/32 (d)(f)(h)	18,972,000	18,705,861
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.959% 4/20/35 (d)(f)(h)	28,708,000	28,379,523
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 5.9477% 10/25/34 (d)(f)(h)	14,593,000	14,282,213
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 5.8577% 4/20/34 (d)(f)(h)	23,812,000	23,141,692
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 5.9777% 10/20/34 (d)(f)(h)	23,751,000	23,220,118
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 5.967% 10/25/37 (d)(f)(h)	1,210,644	1,205,899
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 6.0077% 4/20/34 (d)(f)(h)	31,300,000	30,497,938
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.700% 6.3586% 7/24/34 (d)(f)(h)	27,015,000	26,850,776
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 6.1177% 1/20/34 (d)(f)(h)	41,300,000	40,584,601
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 6.4829% 1/28/40 (c)(d)(f)(h)	411,268	0
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (d)	17,807,750	16,536,366
Series 2019-1A Class A23, 4.352% 5/20/49 (d)	6,493,485	6,041,461
Diamond Infrastructure Funding LLC Series 2021-1A Class C, 3.475% 4/15/49 (d)	382,000	296,768
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (d)	994,000	853,841
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 5.939% 4/20/35 (d)(f)(h)	16,182,000	15,879,672
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 5.9577% 10/20/34 (d)(f)(h)	15,763,000	15,492,996
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 6.0147% 1/18/32 (d)(f)(h)	22,617,000	22,378,255
Dryden Senior Loan Fund:
Series 2018-58A Class A1, 3 month U.S. LIBOR + 1.000% 5.7924% 7/17/31 (d)(f)(h)	6,587,000	6,524,463
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 5.9724% 4/17/33 (d)(f)(h)	16,400,000	16,222,240
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 10/15/35 (d)(f)(h)	21,145,000	20,726,308
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 6.0453% 2/20/35 (d)(f)(h)	12,306,000	12,060,988
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 4/15/31 (d)(f)(h)	10,674,000	10,576,525
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 1/15/35 (d)(f)(h)	36,609,000	36,097,279
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 6.0424% 1/15/34 (d)(f)(h)	6,600,000	6,503,864
FirstKey Homes Trust:
Series 2020-SFR1 Class F2, 4.284% 8/17/37 (d)	756,000	699,813
Series 2021-SFR1 Class F1, 3.238% 8/17/38 (d)	473,000	405,314
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 5.9076% 7/19/34 (d)(f)(h)	16,641,000	16,325,204
Class AR, 3 month U.S. LIBOR + 1.080% 5.9516% 11/16/34 (d)(f)(h)	23,750,000	23,468,824
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 6.2153% 11/20/33 (d)(f)(h)	35,773,000	35,294,608
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (d)	891,669	758,885
Series 2021-2 Class G, 4.505% 12/17/26 (d)	4,025,299	3,467,456
Series 2021-3 Class F, 4.242% 1/17/41 (d)	591,593	475,753
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (d)	7,817,267	6,664,158
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (d)	8,136,568	6,916,018
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 5.9453% 10/22/34 (d)(f)(h)	16,712,000	16,440,514
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.9619% 4/15/35 (d)(f)(h)	37,587,000	36,782,225
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 6.0024% 1/15/33 (d)(f)(h)	15,100,000	14,968,796
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 5.7353% 1/22/28 (d)(f)(h)	14,654,934	14,568,866
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 5.9376% 4/19/34 (d)(f)(h)	33,250,000	32,761,325
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 5.9153% 1/22/35 (d)(f)(h)	26,843,000	26,192,916
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 5.9124% 7/15/34 (d)(f)(h)	16,653,000	16,433,397
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 6.0153% 1/22/31 (d)(f)(h)	7,234,000	7,070,324
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 5.9477% 10/20/34 (d)(f)(h)	5,653,000	5,566,311
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 5.9477% 10/25/34 (d)(f)(h)	28,658,000	28,217,068
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 5.8277% 4/20/34 (d)(f)(h)	23,008,000	22,626,113
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 5.9477% 1/25/35 (d)(f)(h)	19,791,000	19,454,692
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 5.7824% 1/15/34 (d)(f)(h)	28,450,000	28,120,435
Merit Securities Corp. Series 13 Class M1, 7.88% 12/28/33 (f)	66,194	65,757
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 5.8777% 10/20/30 (d)(f)(h)	24,760,981	24,546,575
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 5.862% 1/25/36 (f)(h)	271,742	266,221
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.9377% 10/20/34 (d)(f)(h)	21,089,000	20,742,782
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (d)	36,069,025	33,990,079
Series 2019-1A Class A2, 3.858% 12/5/49 (d)	17,300,920	14,582,271
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (d)	22,933,698	20,286,300
Class A2II, 4.008% 12/5/51 (d)	16,630,330	13,790,601
Progress Residential:
Series 2022-SFR3 Class F, 6.6% 4/17/39 (d)	1,450,000	1,376,531
Series 2022-SFR4 Class E1, 6.121% 5/17/41 (d)	1,423,000	1,287,606
Series 2022-SFR5:
Class E1, 6.618% 6/17/39 (d)	922,000	860,889
Class E2, 6.863% 6/17/39 (d)	1,544,000	1,432,986
Series 2023-SFR1:
Class E1, 6.15% 3/17/40 (d)	483,000	445,167
Class E2, 6.6% 3/17/40 (d)	512,000	479,559
Progress Residential Trust:
Series 2019-SFR3:
Class F, 3.867% 9/17/36 (d)	546,000	524,133
Class G, 4.116% 9/17/36 (d)	466,000	442,749
Series 2019-SFR4 Class F, 3.684% 10/17/36 (d)	1,943,000	1,847,562
Series 2020-SFR1:
Class G, 4.028% 4/17/37 (d)	674,000	625,236
Class H, 5.268% 4/17/37 (d)	189,000	175,525
Series 2020-SFR3 Class H, 6.234% 10/17/27 (d)	483,000	452,800
Series 2021-SFR2 Class H, 4.998% 4/19/38 (d)	735,000	642,065
Series 2021-SFR6:
Class F, 3.422% 7/17/38 (d)	546,000	466,612
Class G, 4.003% 7/17/38 (d)	273,000	235,614
Series 2021-SFR8:
Class F, 3.181% 10/17/38 (d)	361,000	308,454
Class G, 4.005% 10/17/38 (d)	2,380,000	2,017,094
Series 2022-SFR2 Class E2, 4.8% 4/17/27 (d)	1,225,000	1,101,695
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (d)	15,465,639	13,107,141
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 5.9277% 4/20/34 (d)(f)(h)	31,749,000	31,273,495
RR 7 Ltd. Series 2022-7A Class A1AB, CME TERM SOFR 3 MONTH INDEX + 1.340% 5.9976% 1/15/37 (d)(f)(h)	31,230,000	30,902,928
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (d)	16,897,912	13,624,568
Class B, 4.335% 3/15/40 (d)	1,975,003	1,368,280
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (d)	22,598,000	21,223,375
1.884% 7/15/50 (d)	9,101,000	8,056,399
2.328% 7/15/52 (d)	6,959,000	5,996,556
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 Month Index + 4.500% 9.0633% 5/17/24 (d)(f)(h)	2,884,000	2,803,907
Stratus CLO, Ltd. Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.750% 6.389% 7/20/30 (d)(f)(h)	4,176,344	4,175,405
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.9735% 4/23/35 (d)(f)(h)	32,177,000	31,824,565
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, 3 month U.S. LIBOR + 0.960% 5.7524% 4/16/31 (d)(f)(h)	11,913,000	11,797,170
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 5.8524% 7/15/32 (d)(f)(h)	3,095,000	3,057,179
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 5.7776% 4/19/34 (d)(f)(h)	28,855,000	28,291,346
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 5.8877% 4/20/33 (d)(f)(h)	30,048,000	29,483,638
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 9.3061% 12/5/36 (c)(d)(f)(h)	792,136	0
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 5.477% 9/25/34 (f)(h)	12,572	12,073
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (d)	8,959,659	7,918,593
Series 2018-A Class A, 4.147% 9/15/38 (d)(f)	15,852,269	13,078,598
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (d)	23,975,961	19,249,464
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 5.3484% 4/6/42 (d)(f)(h)	1,639,000	1,249,262
Tricon American Homes:
Series 2017-SFR2 Class F, 5.104% 1/17/36 (d)	280,000	273,131
Series 2019-SFR1 Class F, 3.745% 3/17/38 (d)	924,000	832,783
Series 2020-SFR1 Class F, 4.882% 7/17/38 (d)	269,000	253,674
Tricon Residential Series 2022-SFR1:
Class E1, 5.344% 4/17/39 (d)	1,931,000	1,805,310
Class E2, 5.739% 4/17/39 (d)	2,399,000	2,244,232
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (d)	315,000	271,404
Verizon Master Trust Series 2021-1 Class B, 0.69% 5/20/27	17,242,000	16,202,573
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 6.0777% 7/20/32 (d)(f)(h)	23,497,000	23,318,587
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 5.9576% 7/19/34 (d)(f)(h)	15,449,000	15,187,711
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 5.9577% 10/20/34 (d)(f)(h)	31,775,000	31,138,515
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 7/16/34 (d)(f)(h)	15,502,000	15,206,919
TOTAL ASSET-BACKED SECURITIES (Cost $1,892,974,439)		1,807,861,059

Collateralized Mortgage Obligations - 0.7%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.3%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (d)	11,867,230	9,658,582
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (d)(f)	7,705,232	7,346,607
Cascade Funding Mortgage Trust:
Series 2021-HB5 Class A, 0.8006% 2/25/31 (d)	8,669,961	8,388,915
Series 2021-HB6 Class A, 0.8983% 6/25/36 (d)	10,730,384	10,181,195
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (d)	18,666,996	17,817,463
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (d)	5,823,477	5,657,648
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (d)(f)	229,641	224,462
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (c)(d)(f)	3,574	563
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 4.6105% 5/27/37 (d)(f)(h)	775,064	743,496
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (c)(d)(f)(h)	153,098	15
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (d)	8,546,967	7,627,332
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (d)(f)	5,544,620	5,316,897
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (d)	8,709,152	8,215,606
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (d)	5,326,382	4,837,112
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.0669% 7/20/34 (f)(h)	2,767	2,474
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 5.257% 9/25/43 (f)(h)	1,385,289	1,291,666
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (d)	8,272,089	7,638,382
TOTAL PRIVATE SPONSOR		94,948,415
U.S. Government Agency - 0.4%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 5.417% 2/25/32 (f)(h)	4,578	4,597
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 5.5979% 3/18/32 (f)(h)	8,546	8,644
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 5.617% 4/25/32 (f)(h)	9,740	9,836
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 5.617% 10/25/32 (f)(h)	11,961	12,081
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 5.367% 1/25/32 (f)(h)	4,367	4,379
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 3.483% 12/25/33 (f)(o)(p)	164,389	22,925
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 2.063% 11/25/36 (f)(o)(p)	118,784	10,049
planned amortization class:
Series 1993-207 Class H, 6.5% 11/25/23	6,510	6,506
Series 1996-28 Class PK, 6.5% 7/25/25	3,069	3,069
Series 1999-17 Class PG, 6% 4/25/29	48,150	48,445
Series 1999-32 Class PL, 6% 7/25/29	56,556	56,995
Series 1999-33 Class PK, 6% 7/25/29	42,037	42,351
Series 2001-52 Class YZ, 6.5% 10/25/31	6,536	6,677
Series 2003-28 Class KG, 5.5% 4/25/23	139	138
Series 2005-102 Class CO 11/25/35 (q)	28,978	24,378
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 5.5458% 8/25/35 (f)(p)	6,533	6,524
Series 2005-81 Class PC, 5.5% 9/25/35	85,037	86,394
Series 2006-12 Class BO 10/25/35 (q)	131,647	111,922
Series 2006-15 Class OP 3/25/36 (q)	164,630	136,903
Series 2006-37 Class OW 5/25/36 (q)	16,449	12,782
Series 2006-45 Class OP 6/25/36 (q)	51,038	40,025
Series 2006-62 Class KP 4/25/36 (q)	78,449	63,309
Series 2012-149:
Class DA, 1.75% 1/25/43	1,565,704	1,413,915
Class GA, 1.75% 6/25/42	1,696,523	1,521,365
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	9,420	9,569
Series 1999-25 Class Z, 6% 6/25/29	46,055	45,865
Series 2001-20 Class Z, 6% 5/25/31	53,961	54,481
Series 2001-31 Class ZC, 6.5% 7/25/31	27,913	28,078
Series 2002-16 Class ZD, 6.5% 4/25/32	20,257	20,726
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 2.933% 11/25/32 (f)(o)(p)	51,142	1,462
Series 2012-67 Class AI, 4.5% 7/25/27 (o)	119,009	3,789
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 2.023% 12/25/36 (f)(o)(p)	78,843	7,074
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 1.823% 5/25/37 (f)(o)(p)	42,287	4,446
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 6.7404% 9/25/23 (f)(p)	272	271
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 3.483% 3/25/33 (f)(o)(p)	10,615	1,171
Series 2005-72 Class ZC, 5.5% 8/25/35	656,598	657,700
Series 2005-79 Class ZC, 5.9% 9/25/35	505,439	505,878
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 12.918% 6/25/37 (f)(p)	35,906	43,087
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 11.898% 7/25/37 (f)(p)	54,629	65,555
Class SB, 39.600% - 1 month U.S. LIBOR 11.898% 7/25/37 (f)(p)	16,229	18,031
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 1.928% 8/25/37 (f)(o)(p)	1,656,351	159,046
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 1.733% 3/25/38 (f)(o)(p)	276,909	24,777
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 1.433% 12/25/40 (f)(o)(p)	282,412	16,364
Class ZA, 4.5% 12/25/40	876,673	864,769
Series 2010-139 Class NI, 4.5% 2/25/40 (o)	66,757	1,533
Series 2010-150 Class ZC, 4.75% 1/25/41	1,568,854	1,534,668
Series 2010-95 Class ZC, 5% 9/25/40	3,647,717	3,649,383
Series 2011-39 Class ZA, 6% 11/25/32	192,769	196,371
Series 2011-4 Class PZ, 5% 2/25/41	516,255	490,826
Series 2011-67 Class AI, 4% 7/25/26 (o)	22,152	595
Series 2011-83 Class DI, 6% 9/25/26 (o)	138	1
Series 2012-100 Class WI, 3% 9/25/27 (o)	747,390	32,322
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 2.033% 12/25/30 (f)(o)(p)	67,543	341
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 1.933% 6/25/41 (f)(o)(p)	62,064	508
Series 2013-133 Class IB, 3% 4/25/32 (o)	244,541	7,285
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 1.433% 1/25/44 (f)(o)(p)	248,723	23,313
Series 2013-51 Class GI, 3% 10/25/32 (o)	1,013,094	61,563
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 2.103% 6/25/35 (f)(o)(p)	230,152	16,549
Series 2015-42 Class IL, 6% 6/25/45 (o)	1,574,704	272,522
Series 2015-70 Class JC, 3% 10/25/45	1,391,658	1,304,222
Series 2017-30 Class AI, 5.5% 5/25/47 (o)	933,276	164,450
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (o)	41,302	6,729
Series 343 Class 16, 5.5% 5/25/34 (o)	38,995	6,421
Series 348 Class 14, 6.5% 8/25/34 (f)(o)	26,697	5,265
Series 351:
Class 12, 5.5% 4/25/34 (f)(o)	16,704	2,836
Class 13, 6% 3/25/34 (o)	24,469	4,507
Series 359 Class 19, 6% 7/25/35 (f)(o)	14,163	2,680
Series 384 Class 6, 5% 7/25/37 (o)	162,749	27,779
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 5.3879% 1/15/32 (f)(h)	3,400	3,415
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 5.4879% 3/15/32 (f)(h)	5,173	5,210
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 5.5879% 3/15/32 (f)(h)	4,429	4,474
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 5.4879% 6/15/31 (f)(h)	8,460	8,514
Class FG, 1 month U.S. LIBOR + 0.900% 5.4879% 3/15/32 (f)(h)	2,866	2,886
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 4.8379% 5/15/37 (f)(h)	209,144	206,092
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	60,856	61,411
Series 2101 Class PD, 6% 11/15/28	4,988	5,030
Series 2121 Class MG, 6% 2/15/29	24,479	24,696
Series 2131 Class BG, 6% 3/15/29	174,387	176,045
Series 2137 Class PG, 6% 3/15/29	27,448	27,702
Series 2154 Class PT, 6% 5/15/29	46,609	47,046
Series 2162 Class PH, 6% 6/15/29	9,277	9,347
Series 2520 Class BE, 6% 11/15/32	84,031	85,912
Series 2693 Class MD, 5.5% 10/15/33	761,222	760,077
Series 2802 Class OB, 6% 5/15/34	65,655	66,424
Series 3002 Class NE, 5% 7/15/35	195,496	194,885
Series 3110 Class OP 9/15/35 (q)	48,952	44,722
Series 3119 Class PO 2/15/36 (q)	195,212	154,549
Series 3121 Class KO 3/15/36 (q)	30,587	24,801
Series 3123 Class LO 3/15/36 (q)	108,541	86,668
Series 3145 Class GO 4/15/36 (q)	115,102	92,334
Series 3189 Class PD, 6% 7/15/36	167,253	171,956
Series 3225 Class EO 10/15/36 (q)	57,534	45,026
Series 3258 Class PM, 5.5% 12/15/36	71,053	72,059
Series 3415 Class PC, 5% 12/15/37	78,771	77,766
Series 3806 Class UP, 4.5% 2/15/41	371,713	364,487
Series 3832 Class PE, 5% 3/15/41	762,273	759,558
Series 4135 Class AB, 1.75% 6/15/42	1,237,583	1,116,800
sequential payer:
Series 2135 Class JE, 6% 3/15/29	12,170	12,288
Series 2274 Class ZM, 6.5% 1/15/31	17,230	17,333
Series 2281 Class ZB, 6% 3/15/30	33,526	33,822
Series 2303 Class ZV, 6% 4/15/31	17,761	17,952
Series 2357 Class ZB, 6.5% 9/15/31	139,440	141,795
Series 2502 Class ZC, 6% 9/15/32	32,876	33,606
Series 2519 Class ZD, 5.5% 11/15/32	51,258	51,928
Series 2546 Class MJ, 5.5% 3/15/23	164	163
Series 2601 Class TB, 5.5% 4/15/23	97	97
Series 2998 Class LY, 5.5% 7/15/25	15,997	15,966
Series 3871 Class KB, 5.5% 6/15/41	1,203,690	1,236,194
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 2.0121% 2/15/36 (f)(o)(p)	57,740	4,548
Series 2013-4281 Class AI, 4% 12/15/28 (o)	148,893	2,860
Series 2017-4683 Class LM, 3% 5/15/47	2,160,261	2,027,454
Series 2933 Class ZM, 5.75% 2/15/35	1,052,522	1,070,277
Series 2935 Class ZK, 5.5% 2/15/35	834,979	852,162
Series 2947 Class XZ, 6% 3/15/35	337,044	345,422
Series 2996 Class ZD, 5.5% 6/15/35	719,166	732,029
Series 3237 Class C, 5.5% 11/15/36	919,551	921,165
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 2.0721% 11/15/36 (f)(o)(p)	247,632	20,966
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 2.1621% 3/15/37 (f)(o)(p)	369,008	33,782
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 2.1721% 4/15/37 (f)(o)(p)	518,418	56,316
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 1.9921% 6/15/37 (f)(o)(p)	165,075	16,596
Series 3949 Class MK, 4.5% 10/15/34	137,079	135,044
Series 4055 Class BI, 3.5% 5/15/31 (o)	233,530	6,316
Series 4149 Class IO, 3% 1/15/33 (o)	552,596	44,366
Series 4314 Class AI, 5% 3/15/34 (o)	68,035	2,153
Series 4427 Class LI, 3.5% 2/15/34 (o)	797,357	48,695
Series 4471 Class PA 4% 12/15/40	685,875	666,027
target amortization class Series 2156 Class TC, 6.25% 5/15/29	21,679	21,782
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 5.359% 2/15/24 (f)(h)	1,687	1,689
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	19,425	19,560
Series 2056 Class Z, 6% 5/15/28	48,334	48,733
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	1,784,343	1,725,062
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 2.1% 6/16/37 (f)(o)(p)	104,496	9,963
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 5.0673% 3/20/60 (f)(h)(r)	1,132,157	1,128,728
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 4.8473% 7/20/60 (f)(h)(r)	198,307	196,887
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 4.6916% 9/20/60 (f)(h)(r)	241,347	239,655
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 4.6916% 8/20/60 (f)(h)(r)	186,589	185,209
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 4.7716% 12/20/60 (f)(h)(r)	508,210	505,169
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 4.8916% 12/20/60 (f)(h)(r)	468,075	466,367
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 4.8916% 2/20/61 (f)(h)(r)	397,803	396,103
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 4.8816% 2/20/61 (f)(h)(r)	593,301	590,788
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 4.8916% 4/20/61 (f)(h)(r)	423,844	422,074
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 4.8916% 5/20/61 (f)(h)(r)	702,662	700,098
Class FC, 1 month U.S. LIBOR + 0.500% 4.8916% 5/20/61 (f)(h)(r)	503,892	501,924
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 4.9216% 6/20/61 (f)(h)(r)	571,891	569,984
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 4.9916% 10/20/61 (f)(h)(r)	1,159,891	1,157,056
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 5.0916% 11/20/61 (f)(h)(r)	617,103	616,306
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 5.0916% 1/20/62 (f)(h)(r)	342,760	342,330
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 5.0216% 1/20/62 (f)(h)(r)	561,578	560,239
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 5.0216% 3/20/62 (f)(h)(r)	274,564	273,194
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 4.8391% 5/20/61 (f)(h)(r)	14,462	14,321
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 4.9116% 10/20/62 (f)(h)(r)	248,093	247,078
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 4.7516% 3/20/63 (f)(h)(r)	482,270	479,242
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 4.9916% 1/20/64 (f)(h)(r)	343,244	342,376
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 4.9916% 12/20/63 (f)(h)(r)	1,681,521	1,678,351
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 4.8916% 6/20/64 (f)(h)(r)	2,202,965	2,194,692
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 4.8916% 9/20/64 (f)(h)(r)	7,344,422	7,314,946
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 4.5967% 12/20/62 (f)(h)(r)	30,923	30,265
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 4.9979% 1/20/49 (f)(h)	4,265,719	4,218,188
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 5.0979% 10/20/49 (f)(h)	1,241,686	1,215,352
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 5.0479% 2/20/49 (f)(h)	2,543,649	2,512,283
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 0.8043% 12/20/40 (f)(p)	1,473,038	1,220,926
Series 2011-136 Class WI, 4.5% 5/20/40 (o)	37,194	2,588
Series 2016-69 Class WA, 3% 2/20/46	1,181,495	1,092,985
Series 2017-134 Class BA, 2.5% 11/20/46	1,787,972	1,606,722
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	291,123	284,668
Series 2010-160 Class DY, 4% 12/20/40	2,880,142	2,772,207
Series 2010-170 Class B, 4% 12/20/40	641,054	617,024
Series 2017-139 Class BA, 3% 9/20/47	5,577,140	4,989,938
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 1.91% 5/16/34 (f)(o)(p)	61,044	4,027
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 2.61% 8/17/34 (f)(o)(p)	59,438	6,120
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 12.66% 6/16/37 (f)(p)	4,629	5,155
Series 2010-116 Class QB, 4% 9/16/40	6,611,035	6,400,493
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 4.8473% 5/20/60 (f)(h)(r)	627,886	623,779
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 1.5021% 7/20/41 (f)(o)(p)	248,386	21,159
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 2.11% 6/16/42 (f)(o)(p)	229,606	19,865
Series 2013-149 Class MA, 2.5% 5/20/40	2,231,455	2,126,310
Series 2014-2 Class BA, 3% 1/20/44	3,571,661	3,250,706
Series 2014-21 Class HA, 3% 2/20/44	1,321,151	1,205,274
Series 2014-25 Class HC, 3% 2/20/44	2,267,326	2,065,605
Series 2014-5 Class A, 3% 1/20/44	1,942,911	1,769,603
Series 2015-H13 Class HA, 2.5% 8/20/64 (r)	21,083	19,613
Series 2017-186 Class HK, 3% 11/16/45	3,259,807	2,977,094
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.08% 8/20/66 (f)(h)(r)	4,807,627	4,786,546
TOTAL U.S. GOVERNMENT AGENCY		96,040,632
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $203,100,621)		190,989,047

Commercial Mortgage Securities - 5.4%
	Principal Amount (a)	Value ($)
Ashford Hospitality Trust floater Series 2018-ASHF Class E, 1 month U.S. LIBOR + 3.100% 7.688% 4/15/35 (d)(f)(h)	710,000	660,510
Atrium Hotel Portfolio Trust floater Series 2018-ATRM Class D, 1 month U.S. LIBOR + 2.300% 6.888% 6/15/35 (d)(f)(h)	304,000	287,982
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-AHT Class E, 1 month U.S. LIBOR + 3.200% 7.788% 3/15/34 (d)(f)(h)	987,000	932,999
Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 6.538% 4/15/36 (d)(f)(h)	1,880,000	1,826,273
Series 2021-JACX Class E, 1 month U.S. LIBOR + 3.750% 8.338% 9/15/38 (d)(f)(h)	1,120,000	975,122
Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 5.713% 1/15/39 (d)(f)(h)	16,838,000	16,591,618
Class B, CME Term SOFR 1 Month Index + 1.550% 6.113% 1/15/39 (d)(f)(h)	3,181,000	3,128,271
Class C, CME Term SOFR 1 Month Index + 2.150% 6.713% 1/15/39 (d)(f)(h)	2,271,000	2,213,153
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (d)	11,600,000	10,618,110
Class ANM, 3.112% 11/5/32 (d)	14,236,000	12,992,305
Series 2015-200P Class F, 3.5958% 4/14/33 (d)(f)	831,000	689,621
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (d)	3,196,000	2,675,317
Class CNM, 3.7186% 11/5/32 (d)(f)	1,322,000	1,048,374
BANK:
sequential payer:
Series 2019-BN21 Class A5, 2.851% 10/17/52	2,606,000	2,262,192
Series 2021-BN35 Class A5, 2.285% 6/15/64	1,860,000	1,506,337
Series 2022-BNK40, Class A4, 3.3936% 3/15/64 (f)	522,000	459,573
Series 2022-BNK42:
Class D, 2.5% 6/15/55 (d)	943,000	517,835
Class E, 2.5% 6/15/55 (d)	738,000	358,431
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (f)	1,746,000	1,666,674
Series 2023-BNK45 Class C, 6.2796% 2/15/56 (f)	738,000	696,300
Series 2017-BNK4 Class D, 3.357% 5/15/50 (d)	1,426,000	1,000,327
Series 2017-BNK6 Class D, 3.1% 7/15/60 (d)	830,000	579,989
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (d)	1,738,000	1,104,729
Class E, 2.8% 11/15/50 (d)	1,092,000	597,523
Series 2018-BN10 Class C, 4.163% 2/15/61 (f)	496,000	423,188
Series 2018-BN12 Class D, 3% 5/15/61 (d)	866,000	556,578
Series 2018-BN15:
Class D, 3% 11/15/61 (d)	735,000	485,894
Class E, 3% 11/15/61 (d)	735,000	446,646
Series 2019-BN18 Class D, 3% 5/15/62 (d)	1,150,000	750,951
Series 2019-BN19 Class D, 3% 8/15/61 (d)	1,680,000	1,028,662
Series 2020-BN25 Class C, 3.3536% 1/15/63 (f)	1,375,000	1,073,735
Series 2020-BN27 Class D, 2.5% 4/15/63 (d)	430,000	260,702
Series 2020-BN28 Class E, 2.5% 3/15/63 (d)	441,000	236,329
Series 2020-BN29 Class E, 2.5% 11/15/53 (d)	525,000	278,225
Series 2020-BN30:
Class E, 2.5% 12/15/53 (d)	357,000	183,407
Class MCDG, 2.9182% 12/15/53 (f)	3,731,000	2,077,677
Series 2021-BN33 Class XA, 1.0572% 5/15/64 (f)(o)	10,260,247	590,565
Series 2021-BN38 Class C, 3.2171% 12/15/64 (f)	260,000	189,610
Series 2022-BNK43 Class D, 3% 8/15/55 (d)	1,759,000	987,480
Series 2022-BNK44 Class C, 5.7461% 11/15/55 (f)	3,642,000	3,242,985
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (f)	610,000	530,568
Class D, 3.25% 2/15/50 (d)	1,222,000	858,004
Bank of America Commercial Mortgage Trust Series 2016-UB10:
Class D, 3% 7/15/49 (d)	2,108,000	1,569,422
Class XA, 1.7443% 7/15/49 (f)(o)	15,924,855	651,387
Barclays Commercial Mortgage Securities LLC Series 2019-C5 Class D, 2.5% 11/15/52 (d)	333,000	214,414
BBCMS Series 2022-C15, Class A5, 3.662% 4/15/55	2,126,000	1,906,658
BBCMS Mortgage Trust:
sequential payer:
Series 2020-C8 Class E, 2.25% 10/15/53 (d)	1,476,000	772,065
Series 2022-C14 Class A5, 2.946% 2/15/55	1,042,000	882,095
Series 2022-C17 Class D, 2.5% 9/15/55 (d)	3,429,000	1,852,470
Series 2016-ETC:
Class D, 3.6089% 8/14/36 (d)(f)	868,000	694,640
Class E, 3.6089% 8/14/36 (d)(f)	637,000	481,029
Series 2019-C3 Class C, 4.178% 5/15/52	477,000	396,660
Series 2020-C6 Class E, 2.4% 2/15/53 (d)	628,000	349,313
Series 2020-C7 Class D, 3.6033% 4/15/53 (d)(f)	393,000	253,364
Series 2022-C16:
Class A5, 4.6% 6/15/55	3,210,000	3,093,670
Class B, 4.6% 6/15/55	791,000	695,878
Series 2022-C17 Class B, 4.889% 9/15/55	1,050,000	953,922
Series 2022-C18, Class B, 6.1483% 12/15/55 (f)	1,323,000	1,341,384
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	2,953,000	2,801,321
Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (d)(f)	719,000	505,384
Class 225E, 3.2943% 12/15/62 (c)(d)(f)	485,000	310,714
Series 2020-B20 Class E, 2% 10/15/53 (d)	1,029,000	500,244
Series 2020-B22, Class A5, 1.973% 1/15/54	1,043,000	825,576
Series 2021-B29, Class A5, 2.3879% 9/15/54	3,032,000	2,451,225
Series 2022-B34 Class A5, 3.786% 4/15/55	942,000	843,892
Series 2018-B6 Class D, 3.1047% 10/10/51 (d)(f)	1,089,000	722,029
Series 2018-B7:
Class D, 3% 5/15/53 (d)(f)	614,000	418,118
Class E, 3% 5/15/53 (d)(f)	614,000	386,028
Series 2019-B12 Class B, 3.5702% 8/15/52	840,000	713,167
Series 2019-B13 Class D, 2.5% 8/15/57 (d)	1,197,000	707,619
Series 2019-B14 Class XA, 0.7766% 12/15/62 (f)(o)	33,242,462	1,029,104
Series 2020-B18:
Class AGNG, 4.3885% 7/15/53 (d)(f)	1,995,000	1,639,533
Class D, 2.25% 7/15/53 (d)	1,365,000	790,093
Series 2020-B21:
Class D, 2% 12/17/53 (d)	798,000	443,208
Class E, 2% 12/17/53 (d)	737,000	360,264
Series 2020-B22 Class E, 2% 1/15/54 (d)	894,000	450,157
Series 2020-IG2:
Class C, 3.2931% 9/15/48 (d)(f)	546,000	329,472
Class D, 3.2931% 9/15/48 (d)(f)	2,679,000	1,065,451
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (d)(f)	1,400,000	965,792
Series 2021-B25:
Class 300D, 2.9942% 4/15/54 (d)(f)	1,520,000	990,760
Class 300E, 2.9942% 4/15/54 (d)(f)	504,000	318,764
Series 2022-B35 Class D, 2.5% 5/15/55 (d)	1,701,000	941,030
Series 2022-B36 Class D, 2.5% 7/15/55 (d)	1,259,000	646,248
Series 2022-B37 Class C, 5.7513% 11/15/55 (f)	1,456,000	1,305,218
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 6.7265% 11/15/28 (d)(f)(h)	13,834,000	13,726,875
BHP Trust floater Series 2019-BXHP Class F, 1 month U.S. LIBOR + 2.930% 7.526% 8/15/36 (d)(f)(h)	570,500	536,814
Bmo 2023-C4 Mtg Trust Series 2023-C4:
Class B, 5.3965% 2/15/56 (f)	835,000	825,347
Class C, 5.8636% 2/15/56 (f)	808,000	732,293
Class D, 5.8636% 2/15/56 (d)	520,000	403,250
BMO Mortgage Trust:
Series 2022-C1:
Class 360D, 3.9387% 2/17/55 (c)(d)(f)	798,000	465,589
Class 360E, 3.9387% 2/17/55 (d)(f)	966,000	610,650
Series 2022-C3 Class D, 2.5% 9/15/54 (d)	639,000	320,684
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 6.4605% 4/15/37 (d)(f)(h)	53,633,000	52,660,253
Class B, CME Term SOFR 1 Month Index + 2.440% 7.0095% 4/15/37 (d)(f)(h)	17,226,000	16,902,801
Class D, CME Term SOFR 1 Month Index + 3.690% 8.2575% 4/15/37 (d)(f)(h)	2,373,000	2,283,957
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 6.988% 6/15/35 (d)(f)(h)	294,000	274,820
Bx 2021-Xl2 floater Series 2021-XL2 Class J, 1 month U.S. LIBOR + 3.890% 8.478% 10/15/38 (d)(f)(h)	1,802,461	1,676,613
BX Commercial Mortgage Trust:
floater:
Series 2020-VKNG Class E, CME Term SOFR 1 Month Index + 2.210% 6.777% 10/15/37 (d)(f)(h)	463,400	447,024
Series 2021-MC Class G, 1 month U.S. LIBOR + 3.080% 7.6748% 4/15/34 (d)(f)(h)	709,000	609,422
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 5.2771% 10/15/36 (d)(f)(h)	32,338,000	31,600,500
Class B, 1 month U.S. LIBOR + 0.890% 5.4868% 10/15/36 (d)(f)(h)	4,838,000	4,676,276
Class C, 1 month U.S. LIBOR + 1.090% 5.6866% 10/15/36 (d)(f)(h)	6,475,000	6,261,522
Class D, 1 month U.S. LIBOR + 1.290% 5.8863% 10/15/36 (d)(f)(h)	6,286,000	6,017,199
Class E, 1 month U.S. LIBOR + 1.940% 6.5355% 10/15/36 (d)(f)(h)	21,856,000	21,016,166
Class G, 1 month U.S. LIBOR + 2.940% 7.5341% 10/15/36 (d)(f)(h)	1,428,000	1,354,392
Series 2021-VINO:
Class F, 1 month U.S. LIBOR + 2.800% 7.3903% 5/15/38 (d)(f)(h)	2,000,000	1,890,060
Class G, 1 month U.S. LIBOR + 3.950% 8.5403% 5/15/38 (d)(f)(h)	3,531,000	3,346,519
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 5.5754% 2/15/39 (d)(f)(h)	39,578,193	38,989,784
Class B, CME Term SOFR 1 Month Index + 1.310% 5.8748% 2/15/39 (d)(f)(h)	11,925,169	11,662,324
Class C, CME Term SOFR 1 Month Index + 1.560% 6.1242% 2/15/39 (d)(f)(h)	11,925,169	11,515,425
Class D, CME Term SOFR 1 Month Index + 1.960% 6.5233% 2/15/39 (d)(f)(h)	11,925,169	11,298,027
floater sequential payer Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 5.5525% 11/15/32 (d)(f)(h)	1,061,625	1,054,972
Series 2020-VIVA:
Class D, 3.5488% 3/11/44 (d)(f)	5,234,000	4,168,424
Class E, 3.5488% 3/11/44 (d)(f)	5,065,000	3,917,318
Bx Commercial Mortgage Trust 2 floater Series 2022-LP2 Class G, CME Term SOFR 1 Month Index + 4.100% 8.6683% 2/15/39 (d)(f)(h)	3,216,871	3,076,477
BX Trust:
floater:
Series 2017-APPL Class F, 1 month U.S. LIBOR + 4.250% 8.963% 7/15/34 (d)(f)(h)	717,562	710,807
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 7.213% 9/15/37 (d)(f)(h)	4,860,100	4,521,594
Series 2019-ATL Class E, 1 month U.S. LIBOR + 2.230% 6.8246% 10/15/36 (d)(f)(h)	972,000	921,953
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 5.888% 4/15/34 (d)(f)(h)	11,328,000	11,014,307
Class C, 1 month U.S. LIBOR + 1.600% 6.188% 4/15/34 (d)(f)(h)	7,490,000	7,226,032
Class D, 1 month U.S. LIBOR + 1.900% 6.488% 4/15/34 (d)(f)(h)	7,862,000	7,545,349
Class G, 1 month U.S. LIBOR + 3.600% 8.188% 4/15/34 (d)(f)(h)	1,533,000	1,442,143
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 5.757% 10/15/36 (d)(f)(h)	13,074,700	12,943,327
Class C, CME Term SOFR 1 Month Index + 1.360% 5.927% 10/15/36 (d)(f)(h)	12,268,900	12,115,080
Class D, CME Term SOFR 1 Month Index + 1.560% 6.127% 10/15/36 (d)(f)(h)	27,712,550	27,260,076
Class E, CME Term SOFR 1 Month Index + 1.910% 6.477% 10/15/36 (d)(f)(h)	24,417,950	23,981,714
Class F, CME Term SOFR 1 Month Index + 2.110% 6.677% 10/15/36 (d)(f)(h)	3,400,000	3,323,139
Class J, CME Term SOFR 1 Month Index + 2.760% 7.327% 10/15/36 (d)(f)(h)	7,953,450	7,751,537
Series 2021-ACNT Class G, 1 month U.S. LIBOR + 3.290% 7.883% 11/15/38 (d)(f)(h)	1,197,000	1,138,295
Series 2021-ARIA:
Class F, 1 month U.S. LIBOR + 2.590% 7.1815% 10/15/36 (d)(f)(h)	2,468,000	2,304,303
Class G, 1 month U.S. LIBOR + 3.140% 7.7301% 10/15/36 (d)(f)(h)	3,750,000	3,463,732
Series 2021-BXMF Class G, 1 month U.S. LIBOR + 3.340% 7.9375% 10/15/26 (d)(f)(h)	3,318,000	3,099,343
Series 2021-LBA:
Class FJV, 1 month U.S. LIBOR + 2.400% 6.988% 2/15/36 (d)(f)(h)	589,000	559,140
Class FV, 1 month U.S. LIBOR + 2.400% 6.988% 2/15/36 (d)(f)(h)	342,000	324,662
Class GJV, 1 month U.S. LIBOR + 3.000% 7.588% 2/15/36 (d)(f)(h)	2,779,000	2,558,075
Series 2021-MFM1:
Class F, CME Term SOFR 1 Month Index + 3.110% 7.6765% 1/15/34 (d)(f)(h)	3,410,813	3,290,209
Class G, CME Term SOFR 1 Month Index + 4.010% 8.5765% 1/15/34 (d)(f)(h)	184,466	174,678
Series 2021-SDMF Class F, 1 month U.S. LIBOR + 1.930% 6.525% 9/15/34 (d)(f)(h)	798,000	756,008
Series 2021-SOAR:
Class F, 6.938% 6/15/38 (d)(f)	2,325,385	2,230,919
Class G, 7.388% 6/15/38 (d)(f)	1,895,640	1,799,443
Class J, 8.338% 6/15/38 (d)(f)	2,964,543	2,828,988
Series 2021-VOLT:
Class E, 1 month U.S. LIBOR + 2.000% 6.5879% 9/15/36 (d)(f)(h)	1,254,000	1,204,508
Class F, 1 month U.S. LIBOR + 2.400% 6.9879% 9/15/36 (d)(f)(h)	405,000	389,057
Class G, 1 month U.S. LIBOR + 2.850% 7.4379% 9/15/36 (d)(f)(h)	2,573,000	2,470,266
Series 2022-GPA:
Class A, CME Term SOFR 1 Month Index + 2.160% 6.7275% 10/15/39 (d)(f)(h)	14,983,000	14,954,863
Class D, CME Term SOFR 1 Month Index + 4.060% 8.6235% 10/15/39 (d)(f)(h)	2,549,000	2,537,692
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.0528% 4/15/37 (d)(f)(h)	26,943,311	26,884,332
Class B, CME Term SOFR 1 Month Index + 1.940% 6.5018% 4/15/37 (d)(f)(h)	13,733,993	13,643,803
Class C, CME Term SOFR 1 Month Index + 2.290% 6.8518% 4/15/37 (d)(f)(h)	3,099,508	3,021,000
Class D, CME Term SOFR 1 Month Index + 2.830% 7.4008% 4/15/37 (d)(f)(h)	2,594,437	2,501,952
Class F, CME Term SOFR 1 Month Index + 4.780% 9.3478% 4/15/37 (d)(f)(h)	3,889,322	3,749,605
Series 2022-LBA6:
Class F, CME Term SOFR 1 Month Index + 3.350% 7.9125% 1/15/39 (d)(f)(h)	2,072,000	1,942,153
Class G, CME Term SOFR 1 Month Index + 4.200% 8.7625% 1/15/39 (d)(f)(h)	651,000	617,909
Series 2022-VAMF Class F, CME Term SOFR 1 Month Index + 3.290% 7.8615% 1/15/39 (d)(f)(h)	783,000	738,052
floater sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 5.588% 4/15/34 (d)(f)(h)	21,476,240	21,097,764
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 5.597% 10/15/36 (d)(f)(h)	13,828,609	13,759,133
Series 2021-LGCY Class J, 1 month U.S. LIBOR + 3.190% 7.781% 10/15/36 (d)(f)(h)	616,000	561,820
sequential payer Series 2019-OC11 Class A, 3.202% 12/9/41 (d)	3,131,000	2,696,860
Series 2019-OC11:
Class D, 3.944% 12/9/41 (d)(f)	168,000	138,234
Class E, 3.944% 12/9/41 (d)(f)	8,519,000	6,796,450
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/44 (d)(f)	336,000	200,920
BXSC Commercial Mortgage Trust floater Series 2022-WSS Class F, 9.892% 3/15/35 (d)(f)	2,721,000	2,683,801
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (d)(f)	1,743,000	1,199,356
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class A, 1 month U.S. LIBOR + 1.070% 5.658% 12/15/37 (d)(f)(h)	1,538,000	1,532,692
Class E, 1 month U.S. LIBOR + 2.150% 6.738% 12/15/37 (d)(f)(h)	4,468,000	4,384,128
Class F, 1 month U.S. LIBOR + 2.550% 7.138% 12/15/37 (d)(f)(h)	151,000	147,591
Class G, 1 month U.S. LIBOR + 3.250% 7.838% 12/15/37 (d)(f)(h)	6,423,000	6,264,278
Camb Commercial Mortgage Trust Series 2021-CX2 Class D, 2.7712% 11/10/46 (d)(f)	525,000	370,190
CD Mortgage Trust Series 2017-CD3:
Class C, 4.5462% 2/10/50 (f)	1,482,000	1,101,788
Class D, 3.25% 2/10/50 (d)	1,340,000	858,731
CEDR Commercial Mortgage Trust floater Series 2022-SNAI Class F, CME Term SOFR 1 Month Index + 3.610% 8.176% 2/15/39 (c)(d)(f)(h)	3,948,000	3,353,529
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (d)	36,558,756	31,747,313
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 5.5379% 11/15/36 (d)(f)(h)	10,499,000	10,340,796
Class B, 1 month U.S. LIBOR + 1.250% 5.8379% 11/15/36 (d)(f)(h)	2,800,000	2,750,777
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 5.708% 6/15/34 (d)(f)(h)	28,452,154	27,652,196
Class B, 1 month U.S. LIBOR + 1.500% 6.088% 6/15/34 (d)(f)(h)	5,600,708	5,372,706
Class C, 1 month U.S. LIBOR + 1.750% 6.338% 6/15/34 (d)(f)(h)	6,328,215	5,937,886
Class E, 1 month U.S. LIBOR + 2.350% 6.938% 6/15/34 (d)(f)(h)	2,938,809	2,703,166
Class F, 1 month U.S. LIBOR + 2.600% 7.1962% 6/15/34 (d)(f)(h)	3,793,356	3,453,657
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 6.888% 8/15/36 (d)(f)(h)	203,738	205,145
Class D, 1 month U.S. LIBOR + 3.050% 7.638% 8/15/36 (d)(f)(h)	4,240,500	4,249,729
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.5176% 5/10/35 (d)(f)	1,306,000	1,138,832
Series 2013-GC15 Class D, 5.1699% 9/10/46 (d)(f)	2,196,000	2,074,807
Series 2015-GC29 Class XA, 1.0164% 4/10/48 (f)(o)	32,159,197	547,581
Series 2015-GC33 Class XA, 0.8719% 9/10/58 (f)(o)	51,625,500	907,912
Series 2016-C3 Class D, 3% 11/15/49 (d)	1,507,000	937,143
Series 2016-P4 Class D, 3.9416% 7/10/49 (d)(f)	1,707,000	1,306,286
Series 2016-P6 Class XA, 0.5604% 12/10/49 (f)(o)	37,431,549	633,802
Series 2019-GC41:
Class D, 3% 8/10/56 (d)	378,000	234,932
Class E, 3% 8/10/56 (d)	834,000	481,141
Series 2019-GC43 Class E, 3% 11/10/52 (d)	1,196,000	705,914
Series 2020-420K Class E, 3.3118% 11/10/42 (d)(f)	1,029,000	747,755
Series 2020-GC46:
Class D, 2.6% 2/15/53 (d)	1,208,000	745,562
Class E, 2.6% 2/15/53 (d)	136,000	76,706
Series 2022-GC48:
Class D, 2.5% 6/15/55 (d)	1,806,000	968,639
Class E, 2.5% 6/15/55 (d)	1,491,000	713,561
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.150% 7.738% 9/15/33 (d)(f)(h)	468,000	369,376
Class G, 1 month U.S. LIBOR + 5.150% 9.7443% 9/15/33 (d)(f)(h)	544,000	418,522
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (d)	5,924,751	5,901,297
Series 2013-LC6 Class E, 3.5% 1/10/46 (d)	959,000	791,117
Series 2014-CR18 Class A5, 3.828% 7/15/47	5,007,100	4,860,615
Series 2012-CR1:
Class C, 5.3443% 5/15/45 (f)	769,000	668,981
Class D, 5.3443% 5/15/45 (d)(f)	2,108,000	1,475,467
Class G, 2.462% 5/15/45 (c)(d)	774,000	222,397
Series 2012-LC4 Class C, 5.2996% 12/10/44 (f)	166,000	140,964
Series 2013-CR10 Class D, 4.8612% 8/10/46 (d)(f)	1,490,000	1,426,970
Series 2013-CR9 Class C, 4.2908% 7/10/45 (d)(f)	334,462	321,221
Series 2013-LC6 Class D, 4.0663% 1/10/46 (d)(f)	963,468	905,574
Series 2014-CR15 Class D, 4.6718% 2/10/47 (d)(f)	298,000	281,053
Series 2014-CR17 Class E, 4.8448% 5/10/47 (d)(f)	255,000	180,597
Series 2014-CR20 Class XA, 0.9434% 11/10/47 (f)(o)	59,162,382	707,789
Series 2014-LC17 Class XA, 0.6616% 10/10/47 (f)(o)	36,889,626	294,711
Series 2014-UBS2 Class D, 4.9813% 3/10/47 (d)(f)	994,000	888,840
Series 2014-UBS6 Class XA, 0.8349% 12/10/47 (f)(o)	70,717,799	774,614
Series 2015-3BP Class F, 3.2384% 2/10/35 (d)(f)	1,538,000	1,282,911
Series 2015-LC19 Class D, 2.867% 2/10/48 (d)	2,184,000	1,818,018
Series 2017-CD4 Class D, 3.3% 5/10/50 (d)	1,751,000	1,257,684
Series 2019-CD4 Class C, 4.3497% 5/10/50 (f)	1,316,000	1,049,783
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (d)	368,000	262,034
Commercial Mortgage Trust Series 2016-CD2:
Class C, 3.9799% 11/10/49 (f)	619,000	500,969
Class D, 2.7299% 11/10/49 (f)	546,000	307,399
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.8719% 8/15/45 (d)(f)	41,399	38,192
Class E, 4.8719% 8/15/45 (d)(f)	1,835,100	1,520,002
Class F, 4.25% 8/15/45 (d)	2,033,000	1,439,420
Series 2014-CR2 Class G, 4.25% 8/15/45 (c)(d)	522,000	260,393
Core Industrial Trust floater Series 2019-CORE Class E, 1 month U.S. LIBOR + 1.900% 6.488% 12/15/31 (d)(f)(h)	1,175,200	1,091,621
CPT Mortgage Trust sequential payer Series 2019-CPT:
Class E, 2.9968% 11/13/39 (d)(f)	1,254,000	822,457
Class F, 2.9968% 11/13/39 (d)(f)	1,196,000	741,955
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 8.8047% 6/15/34 (d)(h)	1,135,200	1,017,496
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (d)	146	146
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 5.818% 5/15/36 (d)(f)(h)	15,805,677	15,666,471
Class C, 1 month U.S. LIBOR + 1.430% 6.018% 5/15/36 (d)(f)(h)	3,081,334	3,050,319
Class F, 1 month U.S. LIBOR + 2.650% 7.238% 5/15/36 (d)(f)(h)	691,280	681,802
Series 2021-4SZN Class A, CME Term SOFR 1 Month Index + 3.960% 8.5295% 11/15/23 (d)(f)(h)	4,746,000	4,664,236
Series 2022-NWPT Class B, CME Term SOFR 1 Month Index + 4.190% 8.7535% 9/9/24 (d)(f)(h)	2,848,000	2,830,932
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (d)	7,431,534	6,676,255
Series 2018-SITE:
Class A, 4.284% 4/15/36 (d)	11,930,000	11,434,950
Class B, 4.5349% 4/15/36 (d)	3,730,000	3,531,724
Class C, 4.782% 4/15/36 (d)(f)	2,462,000	2,323,708
Class D, 4.782% 4/15/36 (d)(f)	4,923,000	4,576,401
Series 2019-UVIL Class E, 3.2833% 12/15/41 (d)(f)	952,000	629,512
Series 2021-BRIT Class A, CME Term SOFR 1 Month Index + 3.570% 8.1357% 5/15/23 (d)(f)(h)	1,454,118	1,372,067
CRSNT Trust floater Series 2021-MOON:
Class F, 1 month U.S. LIBOR + 3.500% 8.09% 4/15/36 (d)(f)(h)	399,000	355,901
Class G, 1 month U.S. LIBOR + 4.500% 9.09% 4/15/36 (d)(f)(h)	231,000	205,643
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4374% 6/15/50 (d)(f)	1,278,000	904,707
Series 2018-CX11 Class C, 4.8406% 4/15/51 (f)	495,000	433,383
Series 2019-C16 Class C, 4.2371% 6/15/52 (f)	1,113,000	914,505
CSMC Trust floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.350% 8.938% 7/15/32 (d)(f)(h)	1,319,000	1,233,704
DBGS Mortgage Trust:
floater Series 2018-BIOD Class G, 1 month U.S. LIBOR + 2.500% 7.088% 5/15/35 (d)(f)(h)	1,151,341	1,109,533
Series 2018-C1:
Class C, 4.6317% 10/15/51 (f)	355,000	306,449
Class D, 2.8817% 10/15/51 (d)(f)	1,512,000	1,031,209
Series 2019-1735 Class F, 4.1946% 4/10/37 (d)(f)	1,188,000	741,496
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/53 (d)	377,000	218,767
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.3607% 8/10/44 (d)(f)	715,252	647,002
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/45 (d)(f)	449,000	289,628
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4729% 8/10/49 (f)	382,000	326,613
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 5.289% 11/15/38 (d)(f)(h)	44,186,000	43,023,391
Class F, 1 month U.S. LIBOR + 2.660% 7.255% 11/15/38 (d)(f)(h)	2,343,000	2,222,653
Class G, 1 month U.S. LIBOR + 3.110% 7.704% 11/15/38 (d)(f)(h)	150,000	141,732
Class J, 1 month U.S. LIBOR + 3.610% 8.2029% 11/15/38 (d)(f)(h)	3,729,000	3,524,791
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 5.668% 7/15/38 (d)(f)(h)	16,736,816	16,485,139
Class B, 1 month U.S. LIBOR + 1.380% 5.968% 7/15/38 (d)(f)(h)	19,870,393	19,548,530
Class C, 1 month U.S. LIBOR + 1.700% 6.288% 7/15/38 (d)(f)(h)	5,962,582	5,843,038
Class D, 1 month U.S. LIBOR + 2.250% 6.838% 7/15/38 (d)(f)(h)	12,046,212	11,774,515
Class F, 1 month U.S. LIBOR + 3.700% 8.288% 7/15/38 (d)(f)(h)	4,447,532	4,285,930
Freddie Mac sequential payer Series 2022-150 Class A2, 3.71% 9/25/32	7,200,000	6,766,047
GS Mortgage Securities Corp. II Series 2010-C1:
Class B, 5.148% 8/10/43 (d)	87,430	86,632
Class X, 0.4591% 8/10/43 (d)(f)(o)	397,279	531
GS Mortgage Securities Corp. Trust floater:
Series 2019-70P Class F, 1 month U.S. LIBOR + 2.650% 7.238% 10/15/36 (d)(f)(h)	3,075,000	2,804,491
Series 2022-SHIP Class D, CME Term SOFR 1 Month Index + 1.600% 6.1694% 8/15/36 (d)(f)(h)	1,680,000	1,648,195
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 6.538% 9/15/31 (d)(f)(h)	20,028,123	19,691,286
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 5.55% 10/15/31 (d)(f)(h)	10,027,000	9,406,373
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 5.538% 10/15/36 (d)(f)(h)	18,953,000	17,976,028
Class B, 1 month U.S. LIBOR + 1.150% 5.738% 10/15/36 (d)(f)(h)	2,930,000	2,736,862
Class C, 1 month U.S. LIBOR + 1.550% 6.138% 10/15/36 (d)(f)(h)	2,414,000	2,234,138
sequential payer Series 2019-GSA1 Class A4, 3.0479% 11/10/52	2,087,000	1,825,689
Series 2011-GC5:
Class C, 5.1538% 8/10/44 (d)(f)	908,923	656,595
Class D, 5.1538% 8/10/44 (d)(f)	623,936	258,786
Class E, 5.1538% 8/10/44 (c)(d)(f)	773,957	70,768
Class F, 4.5% 8/10/44 (c)(d)	1,339,218	4,697
Series 2012-GCJ9:
Class D, 4.6117% 11/10/45 (d)(f)	1,684,654	1,558,211
Class E, 4.6117% 11/10/45 (d)(f)	896,000	769,735
Series 2013-GC10 Class D, 4.5367% 2/10/46 (d)(f)	586,000	488,187
Series 2013-GC12 Class D, 4.2984% 6/10/46 (d)(f)	254,518	249,100
Series 2013-GC16:
Class C, 5.3111% 11/10/46 (f)	421,844	411,042
Class D, 5.3111% 11/10/46 (d)(f)	1,161,000	1,097,991
Class F, 3.5% 11/10/46 (d)	970,000	887,230
Series 2014-GC20 Class XA, 1.0069% 4/10/47 (f)(o)	61,798,039	431,369
Series 2015-GC34 Class XA, 1.2034% 10/10/48 (f)(o)	15,906,908	400,229
Series 2016-GS2 Class D, 2.753% 5/10/49 (d)	703,000	524,722
Series 2016-GS4 Class C, 3.9539% 11/10/49 (f)	464,000	385,164
Series 2017-GS6 Class D, 3.243% 5/10/50 (d)	1,720,000	1,219,952
Series 2018-GS9 Class D, 3% 3/10/51 (d)	835,000	579,142
Series 2019-GC38 Class D, 3% 2/10/52 (d)	446,000	306,638
Series 2019-GC39 Class D, 3% 5/10/52 (d)	1,176,000	761,462
Series 2019-GC40 Class D, 3% 7/10/52 (d)	924,000	610,950
Series 2019-GC42:
Class C, 3.6926% 9/10/52 (f)	620,000	502,254
Class D, 2.8% 9/10/52 (d)	408,000	250,582
Class E, 2.8% 9/10/52 (d)	1,092,000	619,955
Series 2019-GS5 Class C, 4.299% 3/10/50 (f)	1,155,000	984,240
Series 2019-GSA1 Class E, 2.8% 11/10/52 (d)	693,000	408,084
Series 2020-GC45:
Class D, 2.85% 2/13/53 (d)	952,000	600,973
Class SWD, 3.2185% 12/13/39 (d)(f)	735,000	470,887
Series 2020-GC47 Class D, 3.4543% 5/12/53 (d)(f)	336,000	222,891
Series 2021-RENT Class G, 1 month U.S. LIBOR + 5.700% 10.2913% 11/21/35 (d)(f)(h)	3,076,128	2,612,001
Hilton U.S.A. Trust Series 2016-HHV:
Class E, 4.1935% 11/5/38 (d)(f)	3,339,000	2,955,020
Class F, 4.1935% 11/5/38 (d)(f)	2,022,000	1,732,234
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (d)	573,731	503,032
Class F, 4.101% 9/17/39 (d)	93,342	81,851
Hudson Yards Mortgage Trust:
Series 2019-30HY Class E, 3.4431% 7/10/39 (d)(f)	861,000	657,382
Series 2019-55HY Class F, 2.9428% 12/10/41 (d)(f)	693,000	478,805
ILPT Commercial Mortgage Trust floater Series 2022-LPF2:
Class D, CME Term SOFR 1 Month Index + 4.190% 8.7545% 10/15/39 (d)(f)(h)	1,113,000	1,114,779
Class E, CME Term SOFR 1 Month Index + 5.940% 10.5025% 10/15/39 (d)(f)(h)	1,000,000	1,001,251
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (d)	1,064,000	989,692
Intown Mortgage Trust:
floater Series 2022-STAY Class E, CME Term SOFR 1 Month Index + 5.030% 9.5934% 8/15/39 (d)(f)(h)	1,087,000	1,084,281
floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.0506% 8/15/39 (d)(f)(h)	27,660,000	27,694,594
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2022-NXSS Class D, CME Term SOFR 1 Month Index + 4.120% 8.6915% 8/15/39 (d)(f)(h)	1,653,000	1,655,577
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 0.6228% 4/15/47 (f)(o)	5,927,849	26,103
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (d)	194,000	138,980
Series 2014-C26 Class D, 3.8741% 1/15/48 (d)(f)	3,811,000	3,069,255
Series 2015-C30 Class XA, 0.4319% 7/15/48 (f)(o)	38,531,438	334,445
Series 2015-C32 Class C, 4.6544% 11/15/48 (f)	1,942,000	1,407,009
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.3832% 12/15/49 (d)(f)	1,251,000	853,133
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.0675% 12/15/49 (f)	603,000	493,292
Class D, 3.0675% 12/15/49 (d)(f)	1,242,000	871,552
Series 2017-C7 Class D, 3% 10/15/50 (d)	2,471,000	1,673,575
Series 2018-C8 Class D, 3.3106% 6/15/51 (d)(f)	406,000	266,452
Series 2019-COR6:
Class D, 2.5% 11/13/52 (d)	567,000	320,642
Class E, 2.5% 11/13/52 (d)	1,092,000	575,980
Series 2020-COR7 Class D, 1.75% 5/13/53 (d)	714,000	402,485
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-MFP:
Class E, 1 month U.S. LIBOR + 2.160% 6.748% 7/15/36 (d)(f)(h)	1,029,000	972,830
Class F, 1 month U.S. LIBOR + 3.000% 7.588% 7/15/36 (d)(f)(h)	336,000	317,406
Series 2011-C3:
Class E, 5.5253% 2/15/46 (d)(f)	1,156,000	465,486
Class G, 4.409% 2/15/46 (d)(f)	368,000	32,550
Class H, 4.409% 2/15/46 (c)(d)(f)	828,000	69,413
Class J, 4.409% 2/15/46 (d)(f)	106,000	1,880
Series 2012-CBX:
Class E, 4.6897% 6/15/45 (d)(f)	946,952	790,137
Class F, 4% 6/15/45 (c)(d)	1,124,000	399,915
Class G 4% 6/15/45 (d)	1,233,000	283,401
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (f)	1,025,000	845,231
Class D, 4.2869% 4/15/46 (c)(f)	1,638,000	1,219,398
Class F, 3.25% 4/15/46 (c)(d)(f)	1,851,000	263,212
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (c)(d)(f)	945,000	2,360
Class E, 3.8046% 6/10/27 (c)(d)(f)	1,519,000	3,745
Series 2018-AON Class F, 4.6132% 7/5/31 (c)(d)(f)	743,000	416,080
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (d)	8,593,000	7,733,700
Class CFX, 4.9498% 7/5/33 (d)	2,322,000	1,904,040
Class DFX, 5.3503% 7/5/33 (d)	4,241,000	3,350,390
Class EFX, 5.3635% 7/5/33 (d)(f)	4,886,000	3,664,500
Class XAFX, 1.116% 7/5/33 (d)(f)(o)	35,039,000	36,290
Series 2019-OSB Class E, 3.7828% 6/5/39 (d)(f)	1,071,000	834,164
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (d)	723,000	583,828
Class FFX, 4.6254% 1/16/37 (d)	1,145,000	891,260
Class GFX, 4.6882% 1/16/37 (d)(f)	441,000	325,277
KNDL Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 6.588% 5/15/36 (d)(f)(h)	3,938,000	3,809,277
KNDR Trust floater Series 2021-KIND Class F, 1 month U.S. LIBOR + 3.950% 8.538% 8/15/38 (d)(f)(h)	1,970,757	1,797,486
La Quita Mortgage Trust floater Series 2022-LAQ Class F, CME Term SOFR 1 Month Index + 5.970% 10.5327% 3/15/39 (d)(f)(h)	929,250	903,459
Liberty Street Trust Series 2016-225L:
Class D, 4.6485% 2/10/36 (d)(f)	375,000	327,452
Class E, 4.6485% 2/10/36 (d)(f)	942,000	779,937
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 5.8577% 5/15/39 (d)(f)(h)	41,422,000	41,266,568
Class B, CME Term SOFR 1 Month Index + 1.790% 6.3564% 5/15/39 (d)(f)(h)	24,765,000	24,667,245
Class C, CME Term SOFR 1 Month Index + 2.090% 6.6556% 5/15/39 (d)(f)(h)	13,877,000	13,707,767
Class D, CME Term SOFR 1 Month Index + 2.540% 7.1044% 5/15/39 (d)(f)(h)	12,332,000	12,148,943
Class E, CME Term SOFR 1 Month Index + 3.240% 7.8025% 5/15/39 (d)(f)(h)	2,310,000	2,245,715
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 5.288% 3/15/38 (d)(f)(h)	23,384,860	22,960,897
Class B, 1 month U.S. LIBOR + 0.880% 5.468% 3/15/38 (d)(f)(h)	6,599,662	6,418,125
Class C, 1 month U.S. LIBOR + 1.100% 5.688% 3/15/38 (d)(f)(h)	4,152,066	4,027,174
Class D, 1 month U.S. LIBOR + 1.400% 5.988% 3/15/38 (d)(f)(h)	5,774,950	5,594,007
Class E, 1 month U.S. LIBOR + 1.750% 6.338% 3/15/38 (d)(f)(h)	5,045,586	4,891,027
Class F, 1 month U.S. LIBOR + 2.350% 6.938% 3/15/38 (d)(f)(h)	2,510,506	2,425,556
Class G, 1 month U.S. LIBOR + 2.950% 7.538% 3/15/38 (d)(f)(h)	6,564,275	6,317,483
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/40 (d)(f)	819,000	451,586
MED Trust floater Series 2021-MDLN:
Class F, 1 month U.S. LIBOR + 4.000% 8.588% 11/15/38 (d)(f)(h)	1,915,310	1,806,140
Class G, 1 month U.S. LIBOR + 5.250% 9.838% 11/15/38 (d)(f)(h)	4,508,606	4,225,859
Merit floater Series 2021-STOR:
Class G, 1 month U.S. LIBOR + 2.750% 7.338% 7/15/38 (d)(f)(h)	315,000	298,423
Class J, 1 month U.S. LIBOR + 3.950% 8.538% 7/15/38 (d)(f)(h)	1,281,000	1,220,257
MFT Trust Series 2020-B6 Class C, 3.2828% 8/10/40 (d)(f)	707,000	466,309
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, 1 month U.S. LIBOR + 2.600% 7.189% 4/15/38 (d)(f)(h)	168,000	162,648
Class G, 1 month U.S. LIBOR + 3.200% 7.789% 4/15/38 (d)(f)(h)	4,491,000	4,299,731
MHC Trust floater Series 2021-MHC2 Class F, 1 month U.S. LIBOR + 2.400% 6.988% 5/15/38 (d)(f)(h)	1,817,000	1,723,649
MHP Commercial Mortgage Trust floater Series 2022-MHIL:
Class F, CME Term SOFR 1 Month Index + 3.250% 7.8217% 1/15/27 (d)(f)(h)	369,230	354,436
Class G, CME Term SOFR 1 Month Index + 3.950% 8.52% 1/15/27 (d)(f)(h)	1,101,861	1,043,442
MOFT Trust Series 2020-ABC:
Class D, 3.4767% 2/10/42 (d)(f)	475,000	309,539
Class E, 3.4767% 2/10/42 (d)(f)	349,000	215,058
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31	698,000	590,878
Series 2012-C5 Class E, 4.6588% 8/15/45 (d)(f)	288,000	259,341
Series 2012-C6 Class D, 4.5397% 11/15/45 (d)(f)	1,469,000	1,271,485
Series 2012-C6, Class F, 4.5397% 11/15/45 (d)(f)	693,000	506,264
Series 2013-C12 Class D, 4.9159% 10/15/46 (d)(f)	1,299,000	1,097,578
Series 2013-C13:
Class D, 4.8899% 11/15/46 (d)(f)	1,747,000	1,619,190
Class E, 4.8899% 11/15/46 (d)(f)	785,081	689,315
Series 2013-C7 Class C, 4.0627% 2/15/46 (f)	306,500	295,526
Series 2013-C8 Class D, 3.9933% 12/15/48 (d)(f)	39,147	37,581
Series 2013-C9:
Class C, 4.0011% 5/15/46 (f)	920,000	783,264
Class D, 4.0891% 5/15/46 (d)(f)	1,700,000	1,362,067
Class E, 4.0891% 5/15/46 (d)(f)	722,000	542,411
Series 2014-C17 Class XA, 1.031% 8/15/47 (f)(o)	57,749,443	454,892
Series 2015-C25 Class XA, 1.0381% 10/15/48 (f)(o)	25,296,576	457,952
Series 2016-C30:
Class C, 4.0953% 9/15/49 (f)	266,000	226,463
Class D, 3% 9/15/49 (d)	252,000	157,141
Series 2016-C31 Class C, 4.2655% 11/15/49 (f)	603,000	478,179
Series 2016-C32 Class C, 4.2737% 12/15/49 (f)	415,000	353,842
Series 2017-C33 Class D, 3.356% 5/15/50 (d)	947,000	677,296
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (d)	30,766,000	28,671,681
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)(f)	1,142	1,132
Series 2011-C2:
Class D, 5.2113% 6/15/44 (d)(f)	1,113,959	1,044,078
Class F, 5.2113% 6/15/44 (c)(d)(f)	748,000	478,139
Class XB, 0.446% 6/15/44 (d)(f)(o)	2,591,173	9,679
Series 2011-C3:
Class C, 5.0824% 7/15/49 (d)(f)	122,847	121,689
Class D, 5.0824% 7/15/49 (d)(f)	2,163,000	2,106,696
Class E, 5.0824% 7/15/49 (c)(d)(f)	1,210,000	1,045,660
Class F, 5.0824% 7/15/49 (d)(f)	332,000	205,980
Class G, 5.0824% 7/15/49 (c)(d)(f)	1,123,200	623,672
Series 2012-C4 Class D, 5.1638% 3/15/45 (d)(f)	219,784	206,832
Series 2014-150E:
Class C, 4.295% 9/9/32 (d)(f)	418,000	328,935
Class F, 4.295% 9/9/32 (d)(f)	734,000	505,238
Series 2015-MS1:
Class C, 4.024% 5/15/48 (f)	468,000	415,270
Class D, 4.024% 5/15/48 (d)(f)	1,371,000	1,115,145
Series 2016-BNK2:
Class C, 3% 11/15/49 (d)	1,456,000	1,028,778
Class D, 3.8875% 11/15/49 (f)	603,000	481,950
Series 2017-H1:
Class C, 4.281% 6/15/50	1,129,000	985,107
Class D, 2.546% 6/15/50 (d)	3,406,000	2,346,867
Series 2017-HR2 Class D, 2.73% 12/15/50	414,000	278,900
Series 2018-H4 Class A4, 4.31% 12/15/51	7,706,000	7,309,250
Series 2018-MP Class E, 4.276% 7/11/40 (d)(f)	1,711,000	1,221,763
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (d)(f)	4,445,000	4,036,803
Class C, 3.1771% 11/10/36 (d)(f)	4,265,000	3,753,688
Series 2020-CNP Class D, 2.4276% 4/5/42 (d)(f)	462,000	297,760
Series 2020-HR8 Class D, 2.5% 7/15/53 (d)	756,000	448,432
Series 2020-L4, Class C, 3.536% 2/15/53	205,000	159,119
Series 2021-L6 Class XA, 1.227% 6/15/54 (f)(o)	26,834,225	1,673,731
MSCCG Trust floater sequential payer Series 2018-SELF Class F, 1 month U.S. LIBOR + 3.050% 7.638% 10/15/37 (d)(f)(h)	613,208	597,286
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (d)(f)	311,000	210,622
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1 Class WAN2, 1 month U.S. LIBOR + 3.750% 8.3379% 6/15/35 (d)(f)(h)	128,000	97,581
Series 2018-285M Class F, 3.7904% 11/15/32 (d)(f)	307,000	239,176
Series 2018-TECH Class F, 1 month U.S. LIBOR + 3.150% 7.738% 11/15/34 (d)(f)(h)	245,000	237,106
Series 2019-10K:
Class E, 4.1346% 5/15/39 (d)(f)	1,321,000	1,024,124
Class F, 4.1346% 5/15/39 (d)(f)	1,374,000	996,984
Series 2020-2PAC:
Class AMZ2, 3.5% 1/15/37 (d)(f)	735,000	636,191
Class AMZ3, 3.5% 1/15/37 (d)(f)	336,000	284,448
NYT Mortgage Trust floater Series 2019-NYT Class F, 1 month U.S. LIBOR + 3.000% 7.588% 12/15/35 (d)(f)(h)	1,385,000	1,150,133
OPG Trust floater Series 2021-PORT:
Class G, 1 month U.S. LIBOR + 2.390% 6.986% 10/15/36 (d)(f)(h)	635,342	603,900
Class J, 1 month U.S. LIBOR + 3.340% 7.934% 10/15/36 (d)(f)(h)	673,037	633,594
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class F, 1 month U.S. LIBOR + 3.350% 7.938% 7/15/38 (d)(f)(h)	986,000	910,513
Class NR, 1 month U.S. LIBOR + 6.000% 10.588% 7/15/38 (d)(f)(h)	280,000	252,704
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/1/70 (d)	3,045,000	2,234,730
Prima Capital Ltd.:
floater Series 2021-9A:
Class B, 1 month U.S. LIBOR + 1.800% 6.3979% 12/15/37 (d)(f)(h)	8,051,000	7,866,750
Class C, 1 month U.S. LIBOR + 2.350% 6.9479% 12/15/37 (d)(f)(h)	3,150,000	2,951,756
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 6.0479% 12/15/37 (d)(f)(h)	1,761,333	1,744,096
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	846,177	862,297
SFO Commercial Mortgage Trust floater Series 2021-555 Class F, 1 month U.S. LIBOR + 3.650% 8.238% 5/15/38 (d)(f)(h)	961,000	784,607
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.4771% 9/15/39 (d)(f)	1,360,000	989,487
Series 2020-COVE:
Class F, 3.7276% 3/15/37 (d)(f)	2,364,000	2,061,413
Class G, 3.7276% 3/15/37 (d)(f)	860,000	722,650
SLG Office Trust Series 2021-OVA Class G, 2.8506% 7/15/41 (d)	3,764,000	2,373,291
SMRT Commercial Mortgage Trust floater Series 2022-MINI:
Class E, CME Term SOFR 1 Month Index + 2.700% 7.263% 1/15/39 (d)(f)(h)	2,039,000	1,901,132
Class F, CME Term SOFR 1 Month Index + 3.350% 7.913% 1/15/39 (d)(f)(h)	1,617,000	1,499,571
SOHO Trust Series 2021-SOHO Class D, 2.6966% 8/10/38 (d)(f)	1,113,000	723,667
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 6.5625% 2/15/39 (d)(f)(h)	7,618,000	7,255,136
Class C, CME Term SOFR 1 Month Index + 2.650% 7.2125% 2/15/39 (d)(f)(h)	3,962,000	3,758,704
SREIT Trust floater:
Series 2021-FLWR Class A, 1 month U.S. LIBOR + 0.570% 5.1646% 7/15/36 (d)(f)(h)	4,344,000	4,236,765
Series 2021-IND Class G, 1 month U.S. LIBOR + 3.260% 7.8538% 10/15/38 (d)(f)(h)	1,487,000	1,386,623
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 5.3187% 11/15/38 (d)(f)(h)	29,791,000	29,148,855
Class B, 1 month U.S. LIBOR + 1.070% 5.6677% 11/15/38 (d)(f)(h)	17,063,000	16,615,255
Class C, 1 month U.S. LIBOR + 1.320% 5.9169% 11/15/38 (d)(f)(h)	10,597,000	10,304,906
Class D, 1 month U.S. LIBOR + 1.570% 6.1661% 11/15/38 (d)(f)(h)	6,964,000	6,763,323
Class E, 1 month U.S. LIBOR + 2.020% 6.6147% 11/15/38 (d)(f)(h)	2,289,000	2,214,437
Class F, 1 month U.S. LIBOR + 2.620% 7.2128% 11/15/38 (d)(f)(h)	976,000	941,763
Class G, 1 month U.S. LIBOR + 2.970% 7.5617% 11/15/38 (d)(f)(h)	4,308,000	4,089,992
Series 2021-MFP2:
Class G, 1 month U.S. LIBOR + 2.960% 7.5555% 11/15/36 (d)(f)(h)	1,090,000	1,040,841
Class J, 1 month U.S. LIBOR + 3.910% 8.5035% 11/15/36 (d)(f)(h)	3,205,000	3,040,665
Series 2021-PALM Class G, 1 month U.S. LIBOR + 3.610% 8.2041% 10/15/34 (d)(f)(h)	798,000	739,804
STWD Trust floater sequential payer Series 2021-LIH:
Class E, 1 month U.S. LIBOR + 2.900% 7.491% 11/15/36 (d)(f)(h)	2,268,000	2,127,014
Class F, 1 month U.S. LIBOR + 3.550% 8.139% 11/15/36 (d)(f)(h)	1,567,000	1,486,388
Class G, 1 month U.S. LIBOR + 4.200% 8.788% 11/15/36 (d)(f)(h)	525,000	495,595
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.8925% 2/12/41 (d)(f)	185,000	118,368
TPGI Trust floater Series 2021-DGWD:
Class E, 1 month U.S. LIBOR + 2.350% 6.94% 6/15/26 (d)(f)(h)	2,456,000	2,339,057
Class G, 1 month U.S. LIBOR + 3.850% 8.44% 6/15/26 (d)(f)(h)	459,000	441,340
Tricon Residential Trust Series 2022-SFR2 Class E, 7.507% 7/17/40 (d)	2,499,000	2,436,498
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class E, 5% 5/10/45 (c)(d)(f)	579,513	225,894
Class F, 5% 5/10/45 (c)(d)(f)	762,700	36,508
Series 2017-C7 Class XA, 1.0036% 12/15/50 (f)(o)	46,025,031	1,624,914
Series 2018-C8 Class C, 4.6852% 2/15/51 (f)	336,000	288,662
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (d)(f)	746,000	675,362
Series 2012-WRM:
Class C, 4.238% 6/10/30 (d)(f)	110,000	105,046
Class E, 4.238% 6/10/30 (d)(f)	849,000	667,481
VASA Trust:
floater Series 2021-VASA Class G, 1 month U.S. LIBOR + 5.000% 9.588% 7/15/39 (d)(f)(h)	315,000	281,257
floater sequential payer Series 2021-VASA Class F, 1 month U.S. LIBOR + 3.900% 8.488% 7/15/39 (d)(f)(h)	1,383,000	1,246,104
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (d)	25,554,000	20,030,618
Series 2020-LAB:
Class B, 2.453% 10/10/42 (d)	1,600,000	1,252,241
Class X, 0.4294% 10/10/42 (d)(f)(o)	35,000,000	918,071
VMC Finance Ltd. floater Series 2021-HT1 Class B, 1 month U.S. LIBOR + 4.500% 9.0913% 1/18/37 (d)(f)(h)	4,431,000	4,181,099
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 5.788% 5/15/31 (d)(f)(h)	17,572,000	16,808,662
Series 2021-SAVE:
Class D, 1 month U.S. LIBOR + 2.500% 7.088% 2/15/40 (d)(f)(h)	352,700	319,546
Class E, 1 month U.S. LIBOR + 3.650% 8.238% 2/15/40 (d)(f)(h)	250,890	224,912
sequential payer:
Series 2020-C57 Class D, 2.5% 8/15/53 (d)	1,034,000	620,642
Series 2020-C58 Class A4, 2.092% 7/15/53	2,055,000	1,650,292
Series 2015-C31 Class XA, 0.954% 11/15/48 (f)(o)	20,307,730	409,083
Series 2015-NXS4 Class D, 3.6855% 12/15/48 (f)	861,000	721,870
Series 2016-BNK1:
Class C, 3.071% 8/15/49	446,000	330,045
Class D, 3% 8/15/49 (d)	487,000	285,274
Series 2016-C34 Class XA, 2.061% 6/15/49 (f)(o)	16,723,530	683,379
Series 2016-LC25 Class C, 4.342% 12/15/59 (f)	575,000	502,681
Series 2016-NXS6 Class D, 3.059% 11/15/49 (d)	1,337,000	982,134
Series 2017-RB1 Class D, 3.401% 3/15/50 (d)	595,000	365,017
Series 2018-C43 Class C, 4.514% 3/15/51	401,000	339,609
Series 2018-C44 Class D, 3% 5/15/51 (d)	2,676,000	1,771,119
Series 2018-C46 Class XA, 0.9301% 8/15/51 (f)(o)	47,933,945	1,156,867
Series 2018-C48 Class A5, 4.302% 1/15/52	6,748,000	6,413,184
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (c)(f)	372,000	21,978
Series 2011-C3:
Class D, 5.3781% 3/15/44 (c)(d)(f)	1,342,632	503,487
Class E, 5% 3/15/44 (c)(d)	733,000	3,639
Class F, 5% 3/15/44 (c)(d)	421,338	34
Series 2011-C4:
Class D, 4.845% 6/15/44 (d)(f)	474,000	419,490
Class E, 4.845% 6/15/44 (d)(f)	335,432	268,563
Series 2011-C5:
Class E, 5.5721% 11/15/44 (d)(f)	754,486	715,460
Class F, 5.25% 11/15/44 (d)(f)	1,146,000	1,038,588
Class G, 5.25% 11/15/44 (d)(f)	376,000	325,332
Series 2013-C11:
Class D, 4.1202% 3/15/45 (d)(f)	801,251	673,051
Class E, 4.1202% 3/15/45 (d)(f)	1,774,872	1,384,400
Series 2013-C13 Class D, 4.1749% 5/15/45 (d)(f)	580,000	522,430
Series 2013-C16 Class D, 4.987% 9/15/46 (d)(f)	211,000	194,328
Series 2013-UBS1 Class D, 5.0241% 3/15/46 (d)(f)	830,625	810,973
Series 2014-C21 Class XA, 0.9976% 8/15/47 (f)(o)	43,890,522	518,531
Series 2014-C24 Class XA, 0.8392% 11/15/47 (f)(o)	17,727,338	184,937
Series 2014-LC14 Class XA, 1.2358% 3/15/47 (f)(o)	25,011,431	166,183
WFCM:
Series 2022-C62:
Class C, 4.3507% 4/15/55 (f)	1,923,000	1,474,286
Class D, 2.5% 4/15/55 (d)	1,365,000	677,306
Series 2022-C62, Class A4, 4% 4/15/55	1,461,000	1,338,731
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.5955% 11/10/36 (d)(f)	348,000	172,260
Class F, 3.5955% 11/10/36 (d)(f)	1,960,000	911,400
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (d)(f)	528,000	426,083
Class PR2, 3.516% 6/5/35 (d)(f)	1,378,000	1,048,428
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,694,502,254)		1,590,674,251

Municipal Securities - 0.5%
	Principal Amount (a)	Value ($)
California Gen. Oblig.:
Series 2009:
7.3% 10/1/39	17,580,000	21,454,491
7.35% 11/1/39	1,690,000	2,072,762
7.55% 4/1/39	11,940,000	15,259,088
Series 2010, 7.625% 3/1/40	6,440,000	8,168,004
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	4,212,273	4,206,315
5.1% 6/1/33	40,165,000	39,469,957
Series 2010-1, 6.63% 2/1/35	7,024,615	7,383,789
Series 2010-3:
6.725% 4/1/35	11,345,000	11,956,878
7.35% 7/1/35	4,828,571	5,253,668
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	27,425,000	29,526,336
TOTAL MUNICIPAL SECURITIES (Cost $151,826,450)		144,751,288

Foreign Government and Government Agency Obligations - 1.5%
		Principal Amount (a)	Value ($)
Angola Republic:
8.25% 5/9/28 (d)		1,370,000	1,265,538
8.75% 4/14/32 (d)		795,000	717,488
9.375% 5/8/48 (d)		580,000	495,900
9.5% 11/12/25 (d)		2,570,000	2,589,275
Arab Republic of Egypt:
7.0529% 1/15/32 (d)		385,000	268,610
7.5% 1/31/27 (d)		5,687,000	4,862,385
7.5% 2/16/61 (d)		1,145,000	672,688
7.6003% 3/1/29 (d)		1,065,000	830,700
7.903% 2/21/48 (d)		941,000	564,600
8.5% 1/31/47 (d)		1,586,000	1,011,075
8.7002% 3/1/49 (d)		1,085,000	693,044
Argentine Republic:
0.5% 7/9/30 (i)		16,860,686	5,462,862
1% 7/9/29		1,948,999	604,190
1.5% 7/9/35 (i)		9,948,323	2,830,298
3.5% 7/9/41 (i)		3,050,000	957,700
3.875% 1/9/38 (i)		5,332,281	1,858,966
Bahamian Republic 6% 11/21/28 (d)		835,000	680,525
Bahrain Kingdom 5.625% 5/18/34 (d)		490,000	426,913
Barbados Government 6.5% 10/1/29 (d)		1,530,000	1,406,453
Bermuda Government:
2.375% 8/20/30 (d)		185,000	152,891
3.375% 8/20/50 (d)		430,000	295,034
3.717% 1/25/27 (d)		1,720,000	1,620,885
4.75% 2/15/29 (d)		965,000	938,040
5% 7/15/32 (d)		490,000	475,086
Brazilian Federative Republic:
3.875% 6/12/30		2,310,000	1,987,755
7.125% 1/20/37		1,550,000	1,636,509
8.25% 1/20/34		2,809,000	3,168,552
Buenos Aires Province 5.25% 9/1/37 (d)(i)		1,745,000	663,100
Cameroon Republic 9.5% 11/19/25 (d)		1,180,000	1,147,403
Chilean Republic:
2.45% 1/31/31		3,505,000	2,915,284
2.75% 1/31/27		790,000	722,998
3.5% 1/31/34		520,000	443,073
4% 1/31/52		455,000	352,710
4.34% 3/7/42		665,000	567,037
Colombian Republic:
3% 1/30/30		2,720,000	2,041,360
3.125% 4/15/31		1,455,000	1,052,874
3.25% 4/22/32		745,000	526,715
4.125% 5/15/51		600,000	349,050
5% 6/15/45		2,520,000	1,654,223
5.2% 5/15/49		1,660,000	1,097,468
6.125% 1/18/41		105,000	81,953
7.375% 9/18/37		380,000	351,690
7.5% 2/2/34		630,000	595,980
8% 4/20/33		1,675,000	1,653,853
Costa Rican Republic:
5.625% 4/30/43 (d)		680,000	561,553
6.125% 2/19/31 (d)		600,000	580,238
7% 4/4/44 (d)		350,000	334,097
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (d)(e)		635,000	229,116
6.825% 7/18/26 (d)(e)		795,000	298,146
7.55% 3/28/30 (d)(e)		615,000	222,092
7.85% 3/14/29 (d)(e)		1,345,000	487,710
Dominican Republic:
4.5% 1/30/30 (d)		1,355,000	1,160,896
4.875% 9/23/32 (d)		2,060,000	1,721,130
5.875% 1/30/60 (d)		1,035,000	772,563
5.95% 1/25/27 (d)		1,181,000	1,155,387
6% 7/19/28 (d)		1,011,000	972,645
6.4% 6/5/49 (d)		425,000	352,431
6.5% 2/15/48 (d)		635,000	536,893
6.85% 1/27/45 (d)		1,143,000	1,015,698
6.875% 1/29/26 (d)		2,522,000	2,545,329
7.05% 2/3/31 (d)		610,000	609,428
7.45% 4/30/44 (d)		794,000	760,156
Ecuador Republic:
2.5% 7/31/35 (d)(i)		1,850,000	646,113
5.5% 7/31/30 (d)(i)		3,355,000	1,619,417
El Salvador Republic:
6.375% 1/18/27 (d)		195,000	102,716
7.1246% 1/20/50 (d)		750,000	334,125
7.625% 2/1/41 (d)		230,000	104,118
Emirate of Abu Dhabi:
1.7% 3/2/31 (d)		1,745,000	1,424,356
3% 9/15/51 (d)		1,220,000	854,000
3.125% 9/30/49 (d)		5,230,000	3,765,600
3.875% 4/16/50 (d)		18,260,000	15,018,850
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		2,050,000	1,454,603
5.25% 1/30/43 (Reg. S)		890,000	809,511
Gabonese Republic 7% 11/24/31 (d)		1,245,000	1,008,450
Georgia Republic 2.75% 4/22/26 (d)		1,280,000	1,159,040
German Federal Republic:
0% 10/10/25 (Reg. S)	EUR	15,400,000	15,091,467
0% 2/15/31 (Reg. S)	EUR	500,000	431,385
0% 2/15/32 (Reg. S)	EUR	2,620,000	2,203,992
0% 5/15/35 (Reg. S) (k)	EUR	27,640,000	21,127,075
2.2% 12/12/24(Reg. S)	EUR	34,280,000	35,681,454
Ghana Republic:
7.75% 4/7/29 (d)		1,500,000	562,500
8.627% 6/16/49 (d)		525,000	190,969
10.75% 10/14/30 (d)		965,000	687,563
Guatemalan Republic:
4.9% 6/1/30 (d)		590,000	551,761
5.375% 4/24/32 (d)		910,000	867,514
6.125% 6/1/50 (d)		615,000	582,443
Hungarian Republic:
2.125% 9/22/31 (d)		530,000	404,125
5.25% 6/16/29 (d)		755,000	735,181
5.5% 6/16/34 (d)		790,000	755,438
6.125% 5/22/28 (d)		610,000	617,930
Indonesian Republic:
3.2% 9/23/61		930,000	625,527
3.5% 2/14/50		1,165,000	865,595
3.85% 10/15/30		855,000	796,112
4.1% 4/24/28		1,305,000	1,257,123
4.2% 10/15/50		44,910,000	37,560,928
4.35% 1/11/48		1,225,000	1,068,947
4.4% 6/6/27 (d)		890,000	871,185
5.125% 1/15/45 (d)		2,740,000	2,658,101
5.25% 1/17/42 (d)		660,000	648,780
5.95% 1/8/46 (d)		985,000	1,039,360
6.75% 1/15/44 (d)		690,000	781,501
7.75% 1/17/38 (d)		1,728,000	2,112,804
8.5% 10/12/35 (d)		2,680,000	3,398,240
Islamic Republic of Pakistan:
6% 4/8/26 (d)		1,770,000	783,420
6.875% 12/5/27 (d)		740,000	325,681
Israeli State 3.375% 1/15/50		1,960,000	1,445,970
Ivory Coast:
6.125% 6/15/33 (d)		2,490,000	2,141,400
6.375% 3/3/28 (d)		2,920,000	2,759,400
Jamaican Government:
6.75% 4/28/28		495,000	515,202
7.875% 7/28/45		430,000	500,896
Jordanian Kingdom:
4.95% 7/7/25 (d)		1,535,000	1,481,275
7.375% 10/10/47 (d)		290,000	253,623
7.75% 1/15/28 (d)		825,000	845,625
Kingdom of Saudi Arabia:
2.25% 2/2/33 (d)		1,835,000	1,454,008
3.25% 10/22/30 (d)		10,790,000	9,692,792
3.45% 2/2/61 (d)		1,675,000	1,152,923
3.625% 3/4/28 (d)		785,000	740,844
3.75% 1/21/55 (d)		1,250,000	936,563
4.5% 10/26/46 (d)		1,665,000	1,430,651
4.5% 4/22/60 (d)		7,675,000	6,534,783
4.625% 10/4/47 (d)		680,000	593,428
5% 1/18/53 (d)		1,010,000	921,625
Lebanese Republic:
5.8% 12/31/49 (e)		1,814,000	124,713
6.375% 12/31/49 (e)		1,956,000	134,475
Ministry of Finance of the Russian Federation:
4.375% 3/21/29(Reg. S) (c)(e)		1,000,000	50,000
5.1% 3/28/35(Reg. S) (c)(e)		2,000,000	100,000
Panamanian Republic:
2.252% 9/29/32		1,065,000	790,629
3.298% 1/19/33		1,135,000	919,208
3.87% 7/23/60		1,530,000	974,228
4.5% 5/15/47		645,000	494,957
4.5% 4/16/50		2,015,000	1,507,850
6.4% 2/14/35		1,335,000	1,371,963
Peruvian Republic:
2.783% 1/23/31		1,535,000	1,263,785
3% 1/15/34		1,130,000	887,968
3.3% 3/11/41		1,285,000	934,677
Philippine Republic:
2.65% 12/10/45		1,055,000	704,329
2.95% 5/5/45		430,000	304,272
5% 7/17/33		570,000	563,650
5.5% 1/17/48		505,000	511,368
5.609% 4/13/33		825,000	848,810
5.95% 10/13/47		1,320,000	1,409,245
Polish Government 5.75% 11/16/32		1,150,000	1,203,452
Province of Santa Fe 7% 3/23/23 (d)		1,042,000	1,043,954
Provincia de Cordoba:
6.875% 12/10/25 (d)		3,111,474	2,675,868
6.99% 6/1/27 (d)		1,110,721	843,662
Republic of Armenia 3.6% 2/2/31 (d)		890,000	681,851
Republic of Iraq 5.8% 1/15/28 (Reg. S)		597,500	547,571
Republic of Kenya:
6.3% 1/23/34 (d)		515,000	384,963
6.875% 6/24/24 (d)		815,000	757,950
7% 5/22/27 (d)		950,000	850,250
Republic of Nigeria:
6.125% 9/28/28 (d)		2,020,000	1,598,325
6.375% 7/12/23 (d)		440,000	431,750
6.5% 11/28/27 (d)		600,000	495,000
7.143% 2/23/30 (d)		1,285,000	991,056
7.625% 11/21/25 (d)		1,730,000	1,557,000
7.696% 2/23/38 (d)		760,000	528,105
8.375% 3/24/29 (d)		360,000	303,300
Republic of Paraguay:
2.739% 1/29/33 (d)		595,000	460,679
4.95% 4/28/31 (d)		1,525,000	1,431,403
5.4% 3/30/50 (d)		530,000	443,478
Republic of Senegal 6.25% 5/23/33 (d)		940,000	774,325
Republic of Serbia 2.125% 12/1/30 (d)		2,110,000	1,551,905
Republic of Uzbekistan:
3.7% 11/25/30 (d)		725,000	581,042
3.9% 10/19/31 (d)		1,045,000	830,971
4.75% 2/20/24 (d)		580,000	564,340
Republic of Zambia 8.97% 7/30/27 (d)		985,000	438,325
Romanian Republic:
3% 2/27/27 (d)		1,206,000	1,076,355
3% 2/14/31 (d)		1,721,000	1,389,708
3.625% 3/27/32 (d)		1,206,000	991,935
4% 2/14/51 (d)		615,000	427,425
6.625% 2/17/28 (d)		610,000	622,200
Rwanda Republic 5.5% 8/9/31 (d)		1,545,000	1,160,971
South African Republic:
4.85% 9/27/27		760,000	715,350
4.85% 9/30/29		620,000	544,825
5% 10/12/46		1,065,000	729,525
5.65% 9/27/47		505,000	367,388
5.75% 9/30/49		1,220,000	886,025
5.875% 4/20/32		760,000	675,450
State of Qatar:
3.75% 4/16/30 (d)		4,850,000	4,600,831
4% 3/14/29 (d)		1,570,000	1,517,798
4.4% 4/16/50 (d)		31,255,000	28,051,363
4.625% 6/2/46 (d)		2,035,000	1,891,660
4.817% 3/14/49 (d)		1,980,000	1,879,337
5.103% 4/23/48 (d)		1,815,000	1,787,775
9.75% 6/15/30 (d)		722,000	943,925
Sultanate of Oman:
5.375% 3/8/27 (d)		315,000	308,267
5.625% 1/17/28 (d)		3,575,000	3,498,584
6% 8/1/29 (d)		1,185,000	1,182,630
6.25% 1/25/31 (d)		895,000	902,160
6.5% 3/8/47 (d)		325,000	303,063
6.75% 1/17/48 (d)		3,039,000	2,913,641
Turkish Republic:
4.25% 3/13/25		2,225,000	2,033,094
4.25% 4/14/26		2,845,000	2,482,263
4.75% 1/26/26		2,780,000	2,481,150
4.875% 10/9/26		1,840,000	1,605,400
4.875% 4/16/43		2,105,000	1,328,781
5.125% 2/17/28		1,395,000	1,178,775
5.25% 3/13/30		505,000	398,319
5.75% 5/11/47		1,818,000	1,215,788
6% 3/25/27		440,000	392,700
6% 1/14/41		445,000	316,506
6.125% 10/24/28		945,000	819,788
6.375% 10/14/25		350,000	327,688
9.375% 1/19/33		870,000	839,550
9.875% 1/15/28		3,115,000	3,157,489
Ukraine Government:
0% 8/1/41 (d)(f)		975,000	263,738
6.876% 5/21/31 (d)		455,000	76,668
7.253% 3/15/35 (d)		1,570,000	266,704
7.375% 9/25/34 (d)		780,000	133,770
7.75% 9/1/24 (d)		2,254,000	514,616
7.75% 9/1/25 (d)		2,985,000	613,418
7.75% 9/1/26 (d)		3,955,000	722,529
7.75% 9/1/28 (d)		575,000	107,381
7.75% 9/1/29 (d)		270,000	50,507
United Arab Emirates 4.05% 7/7/32 (d)		1,135,000	1,099,744
United Kingdom, Great Britain and Northern Ireland:
1% 4/22/24(Reg. S)	GBP	8,710,000	10,119,933
2.25% 9/7/23	GBP	21,290,000	25,374,818
United Mexican States:
2.659% 5/24/31		1,235,000	996,645
3.25% 4/16/30		1,660,000	1,441,399
3.5% 2/12/34		1,565,000	1,270,780
3.75% 1/11/28		1,515,000	1,415,010
3.75% 4/19/71		2,225,000	1,438,323
3.771% 5/24/61		800,000	525,150
4.5% 4/22/29		905,000	858,845
4.875% 5/19/33		895,000	830,560
5.75% 10/12/2110		2,265,000	2,001,411
6.05% 1/11/40		1,810,000	1,800,724
6.35% 2/9/35		1,240,000	1,273,480
Uruguay Republic 5.1% 6/18/50		1,810,000	1,771,990
Venezuelan Republic:
9.25% 9/15/27 (e)		7,846,000	837,590
11.95% 8/5/31 (Reg. S) (e)		1,641,700	172,379
12.75% 12/31/49 (e)		350,400	36,792
Vietnamese Socialist Republic 5.5% 3/12/28		3,498,000	3,358,736
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $518,724,177)			439,178,023

Supranational Obligations - 0.1%
	Principal Amount (a)	Value ($)
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $27,395,847)	27,400,000	27,228,465

Common Stocks - 0.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
Cineworld Group PLC warrants 11/23/25 (c)(s)	255,224	3
Media - 0.0%
Altice U.S.A., Inc. Class A (s)	146,500	580,140
Charter Communications, Inc. Class A (s)	6,600	2,426,226
		3,006,366
TOTAL COMMUNICATION SERVICES		3,006,369
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Aptiv PLC (s)	22,300	2,593,044
Hotels, Restaurants & Leisure - 0.0%
CEC Entertainment, Inc. (c)(s)	65,301	1,203,288
Specialty Retail - 0.0%
David's Bridal, Inc. rights (c)(s)	518	0
TOTAL CONSUMER DISCRETIONARY		3,796,332
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Jonah Energy Parent LLC (c)(s)	74,805	3,453,747
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp.	158,744	6,698,997
California Resources Corp. warrants 10/27/24 (s)	6,440	70,518
Chesapeake Energy Corp.	91,908	7,427,085
Chesapeake Energy Corp. (b)(s)	619	50,021
Denbury, Inc. (s)	27,041	2,254,408
EP Energy Corp. (c)(s)	6,556	44,253
Mesquite Energy, Inc. (c)(s)	113,725	6,510,763
Nostrum Oil & Gas LP (s)	1,000,146	216,545
		23,272,590
TOTAL ENERGY		26,726,337
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)(s)	8,987	940,669
Lime Tree Bay Ltd. (c)	809	32,360
		973,029
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Regal Rexnord Corp.	16,400	2,585,296
Machinery - 0.0%
TNT Crane & Rigging LLC (c)(s)	83,132	683,345
TNT Crane & Rigging LLC warrants 10/31/25 (c)(s)	3,648	766
		684,111
TOTAL INDUSTRIALS		3,269,407
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Coherent Corp. (s)	13,662	589,242
IT Services - 0.0%
GTT Communications, Inc. (c)	80,353	992,392
TOTAL INFORMATION TECHNOLOGY		1,581,634
UTILITIES - 0.0%
Electric Utilities - 0.0%
TexGen Power LLC (c)(s)	88,700	2,794,050
TOTAL COMMON STOCKS (Cost $22,911,549)		42,147,158

Preferred Stocks - 0.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
RLJ Lodging Trust Series A, 1.95%	20,725	515,016

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)(s)	5,145	3,213,155

Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. Series E, 6.50% (f)	66,700	1,496,748
Arbor Realty Trust, Inc. Series F, 6.25% (f)	40,700	869,759
Dynex Capital, Inc. Series C 6.90% (f)	20,200	458,338
Franklin BSP Realty Trust, Inc. 7.50%	34,000	722,160
MFA Financial, Inc. Series B, 7.50%	24,975	496,503
		4,043,508
TOTAL FINANCIALS		7,256,663

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Cedar Realty Trust, Inc.:
7.25%	1,166	19,384
Series C, 6.50%	26,075	315,508
DiamondRock Hospitality Co. 8.25%	12,600	323,064
iStar Financial, Inc. Series G, 7.65%	34,900	866,916
National Storage Affiliates Trust Series A, 6.00%	12,600	298,620
Rexford Industrial Realty, Inc. Series B, 5.875%	30,100	710,360
Spirit Realty Capital, Inc. Series A, 6.00%	18,100	431,685
		2,965,537
Real Estate Management & Development - 0.0%
Digitalbridge Group, Inc.:
Series H, 7.125%	22,855	489,783
Series I, 7.15%	30,500	655,750
		1,145,533
TOTAL REAL ESTATE		4,111,070

TOTAL NONCONVERTIBLE PREFERRED STOCKS		11,367,733
TOTAL PREFERRED STOCKS (Cost $10,121,358)		11,882,749

Bank Loan Obligations - 6.6%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.1703% 8/31/28 (f)(h)(t)	10,800,000	10,449,000
Aventiv Technologies LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 9.2299% 11/1/24 (f)(h)(t)	6,242,870	4,512,034
3 month U.S. LIBOR + 8.250% 13.0753% 11/1/25 (f)(h)(t)	3,586,000	1,996,506
Cablevision Lightpath LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8379% 11/30/27 (f)(h)(t)	1,245,358	1,234,461
Cincinnati Bell, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9676% 11/23/28 (f)(h)(t)	2,039,400	2,022,289
Connect U.S. Finco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.14% 12/12/26 (f)(h)(t)	2,010,113	1,972,926
Consolidated Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1875% 10/2/27 (f)(h)(t)	1,529,230	1,372,484
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5% 5/1/28 (f)(h)(t)	10,201,428	9,954,349
GTT Communications BV 1LN, term loan:
11.7176% 1/3/28 (f)(t)	3,878,320	3,157,612
13.6802% 6/3/28 (f)(t)	3,047,093	1,554,017
Level 3 Financing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.3849% 3/1/27 (f)(h)(t)	2,678,811	2,439,405
Northwest Fiber LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4278% 4/30/27 (f)(h)(t)	4,561,324	4,455,547
Patagonia Holdco LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.750% 10.4734% 8/1/29 (f)(h)(t)	3,544,800	3,021,942
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 10.9114% 9/21/27 (f)(h)(t)	4,378,753	3,913,511
Zayo Group Holdings, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.000% 7.6349% 3/9/27 (f)(h)(t)	12,429,224	10,311,781
CME Term SOFR 1 Month Index + 4.250% 8.8676% 3/9/27 (f)(h)(t)	1,066,938	905,179
		63,273,043
Entertainment - 0.1%
Allen Media LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.500% 10.2302% 2/10/27 (f)(h)(t)	8,198,614	6,808,949
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 10.1349% 9/1/27 (f)(h)(t)	1,350,000	1,297,688
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 10.1349% 9/1/27 (f)(h)(t)	3,520,000	3,382,122
Crown Finance U.S., Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 10.000% 14.6642% 9/9/23 (f)(h)(t)	3,157,261	3,213,303
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 3.9997% 2/28/25 (f)(h)(t)	4,962,658	753,728
3 month U.S. LIBOR + 2.750% 4.2497% 9/30/26 (f)(h)(t)	731,236	112,428
Sweetwater Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9375% 8/5/28 (f)(h)(t)	2,710,518	2,547,887
		18,116,105
Media - 0.3%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.2884% 10/28/27 (f)(h)(t)	6,620,618	5,424,206
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.5656% 10/31/27 (f)(h)(t)	3,727,545	3,713,567
Charter Communication Operating LLC Tranche B2 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.3676% 2/1/27 (f)(h)(t)	15,605,283	15,457,033
Coral-U.S. Co.-Borrower LLC:
Tranche B, term loan 1 month U.S. LIBOR + 2.250% 6.8379% 1/31/28 (f)(h)(t)	6,532,000	6,315,072
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.5879% 10/15/29 (f)(h)(t)	1,415,000	1,392,303
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.0879% 4/15/27 (f)(h)(t)	4,082,166	3,668,847
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.0625% 1/14/28 (f)(h)(t)	7,902,038	7,388,405
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 12.7755% 5/25/26 (f)(h)(t)	4,540,543	4,230,287
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0255% 8/24/26 (f)(h)(t)	17,220,968	1,950,791
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.6349% 8/2/27 (f)(h)(t)	2,684,834	2,608,262
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.6678% 12/1/28 (f)(h)(t)	6,548,232	5,762,444
Entercom Media Corp. Tranche B 2LN, term loan 1 month U.S. LIBOR + 2.500% 7.0473% 11/17/24 (f)(h)(t)	602,053	390,082
Gray Television, Inc.:
Tranche B, term loan 1 month U.S. LIBOR + 2.500% 7.0656% 1/2/26 (f)(h)(t)	950,000	936,539
Tranche D 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.5656% 12/1/28 (f)(h)(t)	1,786,466	1,764,457
LCPR Loan Financing LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3379% 9/25/28 (f)(h)(t)	1,810,000	1,787,375
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2176% 1/28/29 (f)(h)(t)	1,493,713	1,465,705
Nexstar Broadcasting, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 7.1349% 9/19/26 (f)(h)(t)	3,717,523	3,706,891
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 8.5172% 1/31/26 (f)(h)(t)	7,671,790	7,417,700
Recorded Books, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.6048% 8/29/25 (f)(h)(t)	1,922,846	1,910,136
Scripps (E.W.) Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.3197% 1/7/28 (f)(h)(t)	1,942,525	1,912,901
Sinclair Television Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.14% 9/30/26 (f)(h)(t)	2,133,338	2,064,004
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.7299% 8/14/26 (f)(h)(t)	2,669,832	2,664,278
Univision Communications, Inc.:
1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.250% 8.8302% 6/10/29 (f)(h)(t)	1,218,875	1,216,340
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.8849% 3/24/26 (f)(h)(t)	3,558,614	3,529,469
1 month U.S. LIBOR + 3.250% 7.8849% 1/31/29 (f)(h)(t)	4,799,950	4,727,951
Virgin Media Bristol LLC Tranche N, term loan 1 month U.S. LIBOR + 2.500% 7.0879% 1/31/28 (f)(h)(t)	3,356,000	3,287,672
		96,692,717
Wireless Telecommunication Services - 0.1%
Crown Subsea Communications Holding, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 5.250% 9.5618% 4/27/27 (f)(h)(t)	2,500,000	2,453,125
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.3156% 4/27/27 (f)(h)(t)	1,358,322	1,332,853
Intelsat Jackson Holdings SA 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 9.0817% 2/1/29 (f)(h)(t)	20,172,257	19,920,104
SBA Senior Finance II, LLC Tranche B, term loan 1 month U.S. LIBOR + 1.750% 6.41% 4/11/25 (f)(h)(t)	1,891,255	1,887,321
		25,593,403
TOTAL COMMUNICATION SERVICES		203,675,268
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.1%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.4676% 3/5/28 (f)(h)(t)	2,730,623	2,403,795
Avis Budget Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2176% 3/16/29 (f)(h)(t)	1,583,038	1,578,415
Clarios Global LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 4/30/26 (f)(h)(t)	3,118,413	3,099,422
Les Schwab Tire Centers Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0636% 11/2/27 (f)(h)(t)	3,458,300	3,415,071
Novae LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.000% 9.6963% 12/22/28 (f)(h)(t)	1,955,225	1,666,829
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.8849% 12/17/28 (f)(h)(t)	2,876,850	2,439,684
Power Stop LLC 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.3849% 1/26/29 (f)(h)(t)	1,220,775	856,581
Rough Country LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.2299% 7/28/28 (f)(h)(t)	1,222,375	1,141,698
Truck Hero, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 1/29/28 (f)(h)(t)	2,927,850	2,644,229
		19,245,724
Automobiles - 0.1%
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.000% 6.6349% 5/23/27 (f)(h)(t)	1,288,434	1,254,613
CME Term SOFR 1 Month Index + 3.500% 8.1176% 12/13/29 (f)(h)(t)	3,002,475	2,985,961
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.0914% 6/3/28 (f)(h)(t)	6,638,104	5,894,106
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 7.0797% 3/1/25 (f)(h)(t)	3,075,161	3,070,364
		13,205,044
Distributors - 0.0%
BCPE Empire Holdings, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 8.6349% 6/11/26 (f)(h)(t)	3,924,335	3,860,565
CME Term SOFR 1 Month Index + 4.620% 9.3426% 6/11/26 (f)(h)(t)	2,292,675	2,264,429
Gloves Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.6349% 1/6/28 (f)(h)(t)	1,237,947	1,166,765
		7,291,759
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.6349% 8/12/28 (f)(h)(t)	1,641,406	1,637,007
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 6 month U.S. LIBOR + 5.000% 8.5664% 7/30/26 (f)(h)(t)	4,629,376	4,629,376
KUEHG Corp. Tranche B, term loan 1 month U.S. LIBOR + 3.750% 8.4799% 2/21/25 (f)(h)(t)	4,528,829	4,430,146
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.500% 13.2652% 3/13/25 (f)(h)(t)	1,920,750	1,889,538
Mckissock Investment Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 8.7715% 3/10/29 (f)(h)(t)	1,776,575	1,705,512
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1349% 8/12/28 (f)(h)(t)	2,153,250	2,133,074
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.765% 3/4/28 (f)(h)(t)	19,918,469	16,728,725
TKC Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.14% 5/14/28 (f)(h)(t)	817,827	684,202
		33,837,580
Hotels, Restaurants & Leisure - 0.7%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.6671% 2/7/29 (f)(h)(t)	3,233,075	3,077,499
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1349% 8/17/28 (f)(h)(t)	4,320,097	4,303,897
Aramark Services, Inc.:
Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.3849% 3/11/25 (f)(h)(t)	3,416,809	3,406,149
Tranche B-4 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.3849% 1/15/27 (f)(h)(t)	2,289,288	2,263,533
Arcis Golf LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.8849% 11/24/28 (f)(h)(t)	1,766,650	1,757,817
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8514% 10/1/28 (f)(h)(t)	4,234,761	4,030,688
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.5807% 9/9/26 (f)(h)(t)	1,170,553	1,160,803
Burger King Worldwide, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.3849% 11/19/26 (f)(h)(t)	2,784,000	2,756,661
Caesars Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9676% 1/26/30 (f)(h)(t)	17,500,000	17,458,700
Carnival Finance LLC Tranche B 1LN, term loan:
6 month U.S. LIBOR + 3.000% 7.6349% 6/30/25 (f)(h)(t)	4,153,851	4,080,120
6 month U.S. LIBOR + 3.250% 7.8849% 10/18/28 (f)(h)(t)	4,006,800	3,881,588
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.592% 7/21/28 (f)(h)(t)	17,150,931	16,207,630
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.75% 6/29/29 (f)(h)(t)	1,925,325	1,930,620
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8676% 1/15/30 (f)(h)(t)	6,040,000	6,050,570
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 11.7299% 9/8/24 (f)(h)(t)	794,000	497,076
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 7.7299% 3/8/24 (f)(h)(t)	3,517,133	2,945,177
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.6176% 1/27/29 (f)(h)(t)	25,370,059	24,656,653
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0918% 7/4/28 (f)(h)(t)	2,234,400	2,233,573
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.8543% 11/22/28 (f)(h)(t)	1,103,850	1,074,410
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9676% 11/30/29 (f)(h)(t)	5,232,127	5,249,550
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 7.62% 10/20/24 (f)(h)(t)	6,974,567	6,957,131
GVC Holdings Gibraltar Ltd.:
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.1802% 10/31/29 (f)(h)(t)	2,105,000	2,103,021
Tranche B4 1LN, term loan 3 month U.S. LIBOR + 2.250% 7.2299% 3/16/27 (f)(h)(t)	1,871,500	1,866,821
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.38% 8/27/28 (f)(h)(t)	1,357,813	1,353,291
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.6349% 8/2/28 (f)(h)(t)	11,847,101	11,817,483
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 1.750% 6.4548% 6/21/26 (f)(h)(t)	2,928,862	2,923,238
J&J Ventures Gaming LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.7299% 4/26/28 (f)(h)(t)	2,039,806	1,959,234
MajorDrive Holdings IV LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.8125% 5/12/28 (f)(h)(t)	3,605,100	3,476,975
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.3849% 8/31/25 (f)(h)(t)	1,807,416	1,796,120
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.250% 12.98% 6/23/26 (f)(h)(t)	1,797,625	1,587,896
Pacific Bells LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.500% 9.3418% 10/20/28 (f)(h)(t)	1,500,006	1,439,076
PCI Gaming Authority 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.1349% 5/29/26 (f)(h)(t)	2,297,125	2,292,462
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 11.2349% 3/1/26 (f)(h)(t)	2,922,615	2,542,675
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.8139% 1/5/29 (f)(h)(t)	2,315,000	2,307,291
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 12% 5/10/26 (f)(h)(t)	670,168	507,237
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.250% 8.8302% 4/1/29 (f)(h)(t)	4,202,130	4,180,363
Ryman Hospitality Properties, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.000% 6.64% 5/11/24 (f)(h)(t)	555,917	554,527
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.6615% 4/7/29 (f)(h)(t)	3,394,175	3,377,204
Scientific Games Holdings LP term loan CME TERM SOFR 3 MONTH INDEX + 3.500% 8.1028% 4/4/29 (f)(h)(t)	4,985,963	4,897,910
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.6875% 8/25/28 (f)(h)(t)	2,123,125	2,114,272
Stars Group Holdings BV Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 6.9799% 7/16/26 (f)(h)(t)	6,152,533	6,142,074
Station Casinos LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.89% 2/7/27 (f)(h)(t)	5,988,156	5,948,993
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 6.750% 11.4799% 5/30/26 (f)(h)(t)	3,178,962	1,788,166
3 month U.S. LIBOR + 8.750% 13.4799% 2/28/25 (f)(h)(t)	3,490,685	3,589,785
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 8.7299% 12/30/26 (f)(h)(t)	5,179,103	4,350,446
2LN, term loan 3 month U.S. LIBOR + 8.500% 13.2299% 12/30/27 (f)(h)(t)	500,000	364,165
Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.500% 13.2299% 12/30/26 (c)(f)(h)(t)	757,563	643,928
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 8/3/28 (f)(h)(t)	6,900,300	6,786,238
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 6.3849% 5/30/25 (f)(h)(t)	1,472,607	1,469,455
		200,160,191
Household Durables - 0.0%
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 8.44% 9/24/28 (f)(h)(t)	2,470,339	2,325,206
Osmosis Debt Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.3137% 7/30/28 (f)(h)(t)	3,171,330	3,045,619
Runner Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.2349% 10/20/28 (f)(h)(t)	1,806,350	1,331,063
TGP Holdings III LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0753% 6/29/28 (f)(h)(t)	1,432,302	1,141,458
Weber-Stephen Products LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 10/30/27 (f)(h)(t)	2,174,604	1,891,905
		9,735,251
Internet & Direct Marketing Retail - 0.3%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 3/5/28 (f)(h)(t)	61,977,627	60,989,704
CNT Holdings I Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1254% 11/8/27 (f)(h)(t)	3,447,863	3,382,353
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.3849% 10/19/27 (f)(h)(t)	2,010,319	1,943,617
Red Ventures LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 9.25% 11/8/24 (f)(h)(t)	2,864,305	2,860,123
CME Term SOFR 1 Month Index + 3.000% 2/23/30 (h)(t)(u)	502,536	497,199
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2299% 12/17/26 (f)(h)(t)	8,465,978	7,941,088
Uber Technologies, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 8.2349% 4/4/25 (f)(h)(t)	4,495,385	4,490,485
3 month U.S. LIBOR + 3.500% 8.2349% 2/25/27 (f)(h)(t)	6,472,615	6,484,783
		88,589,352
Leisure Products - 0.0%
Lids Holdings, Inc. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.500% 10.1517% 12/14/26 (c)(f)(h)(t)	2,734,375	2,529,297
SP PF Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.1349% 12/21/25 (f)(h)(t)	2,467,933	1,697,938
Topgolf Callaway Brands Corp. Tranche B, term loan 1 month U.S. LIBOR + 4.500% 9.1349% 1/4/26 (f)(h)(t)	3,133,479	3,131,536
		7,358,771
Multiline Retail - 0.0%
Franchise Group, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.750% 9.5625% 3/10/26 (f)(h)(t)	3,900,434	3,710,288
CME Term SOFR 1 Month Index + 4.750% 9.6971% 3/10/26 (f)(h)(t)	1,505,000	1,433,513
		5,143,801
Specialty Retail - 0.2%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3156% 11/6/27 (f)(h)(t)	3,146,722	3,144,110
At Home Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.0039% 7/24/28 (f)(h)(t)	1,777,500	1,455,577
Driven Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.7377% 11/17/28 (f)(h)(t)	893,250	872,410
Empire Today LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.6014% 4/1/28 (f)(h)(t)	1,477,500	1,183,478
Jo-Ann Stores LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.5719% 7/7/28 (f)(h)(t)	2,312,894	1,281,736
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 12/18/27 (f)(h)(t)	10,547,609	9,621,423
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 8.9799% 4/15/28 (f)(h)(t)	5,189,307	4,741,729
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 12.9133% 6/30/27 (f)(h)(t)	1,676,580	1,399,945
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.250% 8.0918% 3/4/28 (f)(h)(t)	2,102,550	2,078,896
RH:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.1349% 10/20/28 (f)(h)(t)	3,158,313	3,028,822
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9676% 10/20/28 (f)(h)(t)	7,465,038	7,213,092
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.5535% 2/8/28 (f)(h)(t)	2,964,186	2,522,018
Tory Burch LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1349% 4/16/28 (f)(h)(t)	2,999,316	2,861,527
Victoria's Secret & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7.9826% 8/2/28 (f)(h)(t)	1,896,000	1,877,040
Woof Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.342% 12/21/27 (f)(h)(t)	2,742,564	2,626,005
		45,907,808
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.2299% 10/7/27 (f)(h)(t)	1,460,265	1,435,923
Crocs, Inc. Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.7313% 2/17/29 (f)(h)(t)	9,015,461	8,985,440
Hanesbrands, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 3/8/30 (h)(t)(u)	1,485,000	1,483,144
		11,904,507
TOTAL CONSUMER DISCRETIONARY		442,379,788
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Bengal Debt Merger Sub LLC:
1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.250% 7.9302% 1/24/29 (f)(h)(t)	3,992,125	3,619,540
2LN, term loan CME TERM SOFR 3 MONTH INDEX + 6.000% 10.6802% 1/24/30 (f)(h)(t)	1,370,000	1,041,200
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.2299% 3/31/28 (f)(h)(t)	7,541,279	7,004,943
		11,665,683
Food & Staples Retailing - 0.1%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.750% 12.3849% 10/1/26 (f)(h)(t)	172,000	107,070
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 10/1/25 (f)(h)(t)	485,760	424,739
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.3171% 2/3/27 (f)(h)(t)	2,131,962	2,131,962
Cardenas Merger Sub, LLC 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 6.750% 11.4302% 8/1/29 (f)(h)(t)	1,640,888	1,616,274
Froneri U.S., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.8849% 1/29/27 (f)(h)(t)	2,954,095	2,901,867
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 10.3253% 11/20/25 (f)(h)(t)	4,275,673	2,718,088
Shearer's Foods, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1349% 9/23/27 (f)(h)(t)	3,722,933	3,618,802
U.S. Foods, Inc. 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.6349% 9/13/26 (f)(h)(t)	2,502,500	2,493,366
		16,012,168
Food Products - 0.0%
Chobani LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 10/23/27 (f)(h)(t)	4,130,775	4,097,233
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9108% 5/16/29 (f)(h)(t)	6,881,765	6,732,637
		10,829,870
Household Products - 0.0%
Diamond BC BV Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.5748% 9/29/28 (f)(h)(t)	2,989,800	2,936,223
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.4849% 12/22/26 (f)(h)(t)	4,116,836	3,996,748
		6,932,971
Personal Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.4799% 5/17/28 (f)(h)(t)	3,792,000	3,345,075
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3197% 12/21/25 (f)(h)(t)	1,861,074	1,828,971
		5,174,046
TOTAL CONSUMER STAPLES		50,614,738
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Bison Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 2/1/30 (h)(t)(u)	675,000	670,363
Oil, Gas & Consumable Fuels - 0.2%
Apro LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.33% 11/14/26 (f)(h)(t)	3,409,542	3,383,970
BCP Renaissance Parent LLC Tranche B3 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.500% 8.1176% 10/31/26 (f)(h)(t)	1,877,974	1,870,537
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1349% 3/17/28 (f)(h)(t)	1,773,000	1,755,270
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.2242% 6/4/28 (f)(h)(t)	13,094,494	13,063,198
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2176% 11/19/29 (f)(h)(t)	4,944,000	4,851,300
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.7299% 2/6/25 (f)(h)(t)	9,528,994	8,885,787
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 9.1511% 2/6/25 (f)(h)(t)	4,001,393	3,731,299
GIP II Blue Holding LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 9/29/28 (h)(t)(u)	5,503,636	5,480,025
GIP III Stetson I LP Tranche B, term loan 1 month U.S. LIBOR + 4.250% 8.8849% 7/18/25 (f)(h)(t)	4,359,672	4,347,421
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.8418% 2/15/24 (f)(h)(t)	4,513,289	3,396,250
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(h)(t)	2,102,309	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(h)(t)	907,000	0
Oryx Midstream Services Permian Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9316% 9/30/28 (f)(h)(t)	825,000	819,497
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 2/14/30 (h)(t)(u)	1,445,000	1,425,131
RelaDyne, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.5611% 12/23/28 (f)(h)(t)	1,790,000	1,778,813
WaterBridge Operating LLC Tranche B 1LN, term loan 6 month U.S. LIBOR + 5.750% 10.5677% 6/21/26 (f)(h)(t)	1,693,125	1,677,599
		56,466,097
TOTAL ENERGY		57,136,460
FINANCIALS - 0.6%
Capital Markets - 0.1%
AssuredPartners, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.1349% 2/13/27 (f)(h)(t)	1,873,550	1,831,864
1 month U.S. LIBOR + 3.500% 8.1349% 2/13/27 (f)(h)(t)	1,862,697	1,820,786
CME Term SOFR 1 Month Index + 4.250% 8.8676% 2/13/27 (f)(h)(t)	2,653,350	2,644,222
Broadstreet Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 1/27/27 (f)(h)(t)	1,293,625	1,275,838
Citadel Securities LP Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 7.1759% 2/27/28 (f)(h)(t)	5,331,863	5,281,050
CME Term SOFR 1 Month Index + 3.000% 7.6759% 2/2/28 (f)(h)(t)	1,107,225	1,105,841
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.3114% 4/9/27 (f)(h)(t)	2,467,543	2,363,437
Hightower Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.8153% 4/21/28 (f)(h)(t)	1,975,000	1,891,063
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 12/1/28 (f)(h)(t)	1,301,850	1,294,638
		19,508,739
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. term loan 20.8219% 9/16/25 (c)(f)(t)	127,717	128,356
Agellan Portfolio 9% 8/7/25 (c)(t)	424,000	424,000
Finco I LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.1349% 6/27/25 (f)(h)(t)	1,411,582	1,411,582
Focus Financial Partners LLC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8676% 6/30/28 (f)(h)(t)	4,836,338	4,805,337
GT Polaris, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5753% 9/24/27 (f)(h)(t)	3,165,541	3,001,977
LHS Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.4676% 2/18/29 (f)(h)(t)	3,970,000	3,255,400
Mhp 2022-Mhil Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 9.5625% 1/9/24 (c)(f)(h)(t)	6,607,220	6,276,859
Nexus Buyer LLC:
2LN, term loan 1 month U.S. LIBOR + 6.250% 10.8849% 11/5/29 (f)(h)(t)	1,555,000	1,463,644
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 11/8/26 (f)(h)(t)	1,303,282	1,278,376
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 4.450% 9.1322% 1/21/27 (c)(f)(h)(t)	4,040,817	4,040,817
TransUnion LLC:
Tranche B5 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.3849% 11/16/26 (f)(h)(t)	2,881,427	2,859,211
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.8849% 12/1/28 (f)(h)(t)	2,423,528	2,407,557
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.57% 4/29/26 (f)(h)(t)	2,791,471	2,779,831
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 0.000% 0% 11/15/23 (c)(e)(h)(t)	5,457,455	4,316,847
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 2/9/27 (h)(t)(u)	3,518,550	3,342,623
CME Term SOFR 1 Month Index + 5.500% 10.1595% 2/15/27 (f)(h)(t)	1,000,000	960,000
		42,752,417
Insurance - 0.4%
Acrisure LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.1349% 2/13/27 (f)(h)(t)	9,921,852	9,464,753
1 month U.S. LIBOR + 4.250% 8.8849% 2/15/27 (f)(h)(t)	3,196,100	3,072,251
CME Term SOFR 1 Month Index + 5.750% 10.4473% 2/15/27 (f)(h)(t)	3,769,000	3,769,000
Alliant Holdings Intermediate LLC:
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.092% 11/12/27 (f)(h)(t)	5,665,625	5,592,652
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.06% 2/13/27 (f)(h)(t)	2,350,189	2,317,874
AmWINS Group, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.250% 6.8849% 2/19/28 (f)(h)(t)	5,305,240	5,214,415
CME Term SOFR 1 Month Index + 2.750% 7.4125% 2/19/28 (f)(h)(t)	1,330,000	1,323,350
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 2/28/28 (h)(t)(u)	2,090,000	2,037,750
Asurion LLC:
1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.000% 8.6802% 8/17/28 (f)(h)(t)	4,419,942	4,135,784
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9125% 8/19/28 (f)(h)(t)	5,498,020	5,170,888
Tranche B3 2LN, term loan 1 month U.S. LIBOR + 5.250% 9.8849% 1/31/28 (f)(h)(t)	10,425,000	8,871,675
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 9.8849% 1/20/29 (f)(h)(t)	4,919,000	4,186,069
Tranche B8 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 12/23/26 (f)(h)(t)	13,641,177	12,964,029
Tranche B9 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 7/31/27 (f)(h)(t)	3,722,138	3,465,459
HUB International Ltd.:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.0574% 4/25/25 (f)(h)(t)	2,448,477	2,443,286
CME Term SOFR 1 Month Index + 4.000% 8.7279% 11/10/29 (f)(h)(t)	1,700,000	1,697,450
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 7.82% 4/25/25 (f)(h)(t)	16,760,796	16,705,485
Ryan Specialty Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.7176% 9/1/27 (f)(h)(t)	3,673,100	3,661,640
USI, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.9799% 12/2/26 (f)(h)(t)	121,254	120,968
CME Term SOFR 1 Month Index + 3.750% 8.3302% 11/22/29 (f)(h)(t)	6,978,904	6,958,525
		103,173,303
Thrifts & Mortgage Finance - 0.0%
Walker & Dunlop, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 6.9676% 12/16/28 (f)(h)(t)	1,306,800	1,290,465
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.7176% 12/16/28 (f)(h)(t)	825,000	818,813
		2,109,278
TOTAL FINANCIALS		167,543,737
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.8197% 11/6/27 (f)(h)(t)	5,054,888	5,043,666
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.7914% 3/31/29 (f)(h)(t)	1,300,175	1,278,644
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.2169% 1/6/29 (f)(h)(t)	2,357,188	2,341,276
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9821% 5/4/28 (f)(h)(t)	5,947,130	5,932,262
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.000% 7.633% 10/19/27 (f)(h)(t)	4,590,489	4,571,852
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 10/23/28 (f)(h)(t)	5,009,513	4,825,814
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.2299% 11/30/27 (f)(h)(t)	2,230,275	2,183,239
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.3849% 3/31/27 (f)(h)(t)	3,442,747	3,004,864
		29,181,617
Health Care Providers & Services - 0.3%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.250% 8.9802% 2/2/29 (f)(h)(t)	1,293,500	839,701
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1349% 8/23/28 (f)(h)(t)	2,292,144	2,273,234
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.7176% 11/23/27 (f)(h)(t)	5,255,013	4,262,183
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.250% 9.81% 2/12/28 (f)(h)(t)	1,485,000	1,441,386
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.9534% 12/13/26 (f)(h)(t)	4,442,418	4,233,269
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.6349% 11/1/28 (f)(h)(t)	2,386,963	2,362,711
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.7299% 10/1/27 (f)(h)(t)	23,620,032	22,740,185
HAH Group Holding Co. LLC:
1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.72% 10/29/27 (c)(f)(h)(t)	1,094,055	1,077,644
Tranche DD 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.000% 9.72% 10/29/27 (c)(f)(h)(t)	138,436	136,359
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.375% 3/15/28 (f)(h)(t)	2,672,400	2,668,846
Icon Luxembourg Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 7.0636% 7/3/28 (f)(h)(t)	7,998,305	7,985,347
MED ParentCo LP:
1LN, term loan 1 month U.S. LIBOR + 4.250% 8.8849% 8/31/26 (f)(h)(t)	2,707,910	2,404,543
2LN, term loan 1 month U.S. LIBOR + 8.250% 12.8849% 8/30/27 (f)(h)(t)	810,000	621,003
National Mentor Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4083% 3/2/28 (f)(h)(t)	1,140,637	879,009
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 11/15/28 (f)(h)(t)	7,333,913	7,176,233
Pluto Acquisition I, Inc. term loan 6 month U.S. LIBOR + 4.000% 8.9534% 6/20/26 (f)(h)(t)	2,856,500	1,999,550
Surgery Center Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.36% 8/31/26 (f)(h)(t)	3,032,814	3,007,976
U.S. Anesthesia Partners, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.500% 12.0656% 10/1/29 (c)(f)(h)(t)	565,000	516,975
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.8156% 10/1/28 (f)(h)(t)	4,283,500	4,103,079
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.0918% 11/20/26 (f)(h)(t)	1,910,767	1,548,677
		72,277,910
Health Care Technology - 0.1%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.0608% 2/15/29 (f)(h)(t)	19,636,481	18,114,654
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (h)(t)(v)	2,406,235	2,219,752
Imprivata, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3197% 12/1/27 (f)(h)(t)	2,986,800	2,902,811
Virgin Pulse, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.5697% 4/6/28 (f)(h)(t)	2,916,844	2,402,750
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 2/1/28 (f)(h)(t)	4,706,589	4,680,609
		30,320,576
Life Sciences Tools & Services - 0.0%
PRA Health Sciences, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 7% 7/3/28 (f)(h)(t)	1,992,783	1,989,554
Pharmaceuticals - 0.1%
Elanco Animal Health, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.3156% 8/1/27 (f)(h)(t)	8,391,048	8,211,228
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 5/5/28 (f)(h)(t)	8,450,002	8,433,440
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 7.75% 6/2/28 (f)(h)(t)	7,639,896	7,544,397
Perrigo Investments LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.2176% 4/20/29 (f)(h)(t)	1,726,325	1,726,325
PetIQ, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.84% 4/13/28 (c)(f)(h)(t)	785,203	706,682
		26,622,072
TOTAL HEALTH CARE		160,391,729
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.1%
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 7.83% 12/31/27 (f)(h)(t)	1,900,618	1,893,491
Maxar Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9676% 6/9/29 (f)(h)(t)	2,308,400	2,311,470
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 7.0636% 5/30/25 (f)(h)(t)	3,826,410	3,818,910
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 6.9799% 12/9/25 (f)(h)(t)	10,136,870	10,108,993
Tranche H 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8302% 2/14/27 (f)(h)(t)	2,416,138	2,411,982
		20,544,846
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2176% 4/8/26 (f)(h)(t)	1,994,349	1,950,434
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2176% 4/4/26 (f)(h)(t)	1,072,231	1,048,620
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1349% 11/23/28 (f)(h)(t)	1,796,425	1,734,682
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 2/9/30 (h)(t)(u)	885,000	858,450
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 10.826% 3/24/28 (f)(h)(t)	1,851,013	1,765,403
		7,357,589
Airlines - 0.1%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.5577% 4/20/28 (f)(h)(t)	8,794,000	8,999,868
Air Canada Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3694% 8/11/28 (f)(h)(t)	2,736,250	2,728,561
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 9.9959% 7/2/27 (f)(h)(t)	4,729,500	4,919,862
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5577% 10/20/27 (f)(h)(t)	4,574,250	4,731,513
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5677% 4/21/28 (f)(h)(t)	8,309,188	8,283,263
		29,663,067
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9799% 5/17/28 (f)(h)(t)	8,456,134	7,096,811
APi Group DE, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 7.1349% 10/1/26 (f)(h)(t)	2,214,502	2,211,181
1 month U.S. LIBOR + 2.750% 7.3849% 1/3/29 (f)(h)(t)	756,639	755,882
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9676% 5/13/29 (f)(h)(t)	2,584,746	2,582,730
DiversiTech Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.2299% 12/22/28 (f)(h)(t)	1,708,574	1,614,603
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.2048% 1/24/29 (f)(h)(t)	3,051,300	3,023,320
Hunter Douglas, Inc. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.500% 7.9971% 2/25/29 (f)(h)(t)	13,765,336	12,600,238
Ingersoll-Rand Services Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.4114% 2/28/27 (f)(h)(t)	2,503,965	2,495,477
Oscar AcquisitionCo LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.500% 9.1802% 4/29/29 (f)(h)(t)	4,935,113	4,771,119
Specialty Building Products Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.867% 10/15/28 (f)(h)(t)	1,404,388	1,337,019
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan 6 month U.S. LIBOR + 2.250% 6.4251% 9/22/28 (f)(h)(t)	1,919,111	1,912,356
		40,400,736
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 9/27/24 (f)(h)(t)	3,150,000	3,144,582
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 10.7176% 12/20/29 (f)(h)(t)	1,725,000	1,587,000
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2176% 12/21/28 (f)(h)(t)	10,471,300	10,255,382
ADS Tactical, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.750% 10.3849% 3/19/26 (f)(h)(t)	3,588,125	3,313,023
All-Star Bidco AB:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.7349% 11/16/28 (f)(h)(t)	1,493,300	1,481,174
Tranche B1 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.2349% 11/16/28 (f)(h)(t)	2,232,450	2,202,446
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4676% 5/14/28 (f)(h)(t)	6,135,353	5,903,621
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8481% 7/9/28 (f)(h)(t)	3,144,747	3,051,882
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.3061% 10/15/26 (f)(h)(t)	2,680,826	2,594,825
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 9.0646% 6/21/24 (f)(h)(t)	16,973,464	16,011,578
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.6349% 10/8/28 (f)(h)(t)	999,900	1,000,730
Congruex Group LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.750% 10.576% 5/3/29 (f)(h)(t)	2,736,250	2,672,413
Covanta Holding Corp.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.1176% 11/30/28 (f)(h)(t)	2,735,951	2,726,539
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.0614% 11/30/28 (f)(h)(t)	206,489	205,779
Eagle 4 Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.9799% 7/12/28 (f)(h)(t)	2,267,819	2,246,569
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.526% 8/1/26 (f)(h)(t)	2,734,971	2,730,567
Filtration Group Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1349% 10/21/28 (f)(h)(t)	617,188	607,158
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 7.6349% 3/29/25 (f)(h)(t)	3,060,698	3,049,986
Gateway Merger Sub 2021, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 9.9801% 6/30/28 (f)(h)(t)	1,166,143	1,136,990
Harland Clarke Holdings Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 7.750% 12.3302% 6/16/26 (f)(h)(t)	1,912,020	1,496,156
Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 9.4799% 11/3/23 (f)(h)(t)	345,802	317,598
Indy U.S. Bidco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 3/5/28 (f)(h)(t)	2,151,812	1,833,753
KNS Acquisitions, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 6.250% 10.4199% 4/21/27 (f)(h)(t)	2,865,310	2,551,558
Madison IAQ LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7.9883% 6/21/28 (f)(h)(t)	4,885,450	4,646,161
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.000% 8.4698% 1/23/27 (f)(h)(t)	3,566,625	3,520,544
CME Term SOFR 1 Month Index + 4.000% 8.1235% 2/16/29 (f)(h)(t)	3,799,050	3,749,966
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 12.9199% 1/31/28 (f)(h)(t)	2,880,000	2,646,000
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 9.6349% 9/20/26 (f)(h)(t)	2,464,268	2,460,153
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.735% 4/11/29 (f)(h)(t)	15,730,000	14,432,275
Pilot Travel Centers LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.7176% 8/4/28 (f)(h)(t)	7,253,159	7,192,305
PowerTeam Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.2299% 3/6/25 (f)(h)(t)	3,403,645	2,893,098
RLG Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.6349% 7/8/28 (f)(h)(t)	1,989,900	1,932,074
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.1875% 12/10/26 (f)(h)(t)	2,705,319	2,691,792
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.4799% 8/29/25 (f)(h)(t)	1,467,840	1,286,620
The Brickman Group, Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9073% 4/14/29 (f)(h)(t)	2,877,646	2,808,094
The GEO Group, Inc. Tranche 1B 1LN, term loan CME Term SOFR 1 Month Index + 7.120% 11.7426% 3/23/27 (f)(h)(t)	1,374,179	1,383,510
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9676% 11/3/29 (f)(h)(t)	1,814,400	1,813,275
WTG Holdings III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.9375% 4/1/28 (f)(h)(t)	1,127,825	1,124,306
		126,701,482
Construction & Engineering - 0.1%
JMC Steel Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.729% 1/24/27 (f)(h)(t)	1,922,943	1,896,502
Pike Corp. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.000% 7.57% 1/21/28 (f)(h)(t)	2,397,260	2,382,277
CME Term SOFR 1 Month Index + 3.500% 8.0614% 1/21/28 (f)(h)(t)	1,750,613	1,745,501
Rockwood Service Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.8849% 1/23/27 (f)(h)(t)	4,042,795	4,032,688
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1349% 6/4/28 (f)(h)(t)	7,052,997	6,816,087
Traverse Midstream Partners Ll Tranche B, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 8.9497% 2/16/28 (f)(h)(t)	1,405,742	1,393,442
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1349% 5/7/28 (f)(h)(t)	2,528,000	2,448,368
		20,714,865
Electrical Equipment - 0.1%
Alliance Laundry Systems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3059% 10/8/27 (f)(h)(t)	2,801,236	2,773,812
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.1721% 10/14/27 (f)(h)(t)	6,150,975	5,991,419
Global IID Parent LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.2299% 12/16/28 (f)(h)(t)	1,346,400	1,272,348
Vertiv Group Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.3243% 3/2/27 (f)(h)(t)	6,606,444	6,520,759
		16,558,338
Machinery - 0.0%
Ali Group North America Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.7321% 7/22/29 (f)(h)(t)	2,716,722	2,703,139
Chart Industries, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 12/8/29 (h)(t)(u)	3,020,000	3,014,353
CPM Holdings, Inc.:
2LN, term loan 1 month U.S. LIBOR + 8.250% 12.8156% 11/15/26 (f)(h)(t)	223,434	218,593
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0656% 11/15/25 (c)(f)(h)(t)	1,133,394	1,130,561
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 13.5039% 4/16/25 (c)(f)(h)(t)	758,892	716,243
		7,782,889
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.3849% 2/4/28 (f)(h)(t)	2,901,359	2,894,570
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.1349% 2/7/26 (f)(h)(t)	5,317,297	5,299,590
CME Term SOFR 1 Month Index + 3.750% 8.3676% 12/30/28 (f)(h)(t)	1,999,850	1,994,010
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 9/30/28 (f)(h)(t)	1,434,232	1,424,666
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1875% 6/2/28 (f)(h)(t)	8,959,031	7,657,732
EAB Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3149% 8/16/28 (f)(h)(t)	2,049,300	2,007,043
EmployBridge LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.4936% 7/19/28 (f)(h)(t)	3,872,222	3,191,369
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.3676% 4/29/29 (f)(h)(t)	2,179,538	1,967,033
Sitel Worldwide Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.39% 8/27/28 (f)(h)(t)	950,189	946,331
Vaco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.7302% 1/21/29 (f)(h)(t)	1,494,900	1,474,973
		28,857,317
Road & Rail - 0.0%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 6.7299% 12/30/26 (f)(h)(t)	3,646,875	3,634,731
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 3/1/30 (h)(t)(u)	4,485,000	4,483,116
		8,117,847
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.8849% 5/19/28 (f)(h)(t)	1,905,975	1,901,420
Transportation Infrastructure - 0.1%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.33% 4/6/28 (f)(h)(t)	3,103,125	2,988,061
ASP LS Acquisition Corp.:
2LN, term loan 6 month U.S. LIBOR + 7.500% 12.2299% 5/7/29 (c)(f)(h)(t)	575,000	368,000
Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.500% 9.2299% 4/30/28 (f)(h)(t)	2,439,125	2,027,523
Brown Group Holding LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.4096% 6/9/29 (f)(h)(t)	847,875	847,171
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.000% 11.6912% 11/23/29 (c)(f)(h)(t)	1,525,000	1,517,375
First Student Bidco, Inc.:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 7.7264% 7/21/28 (f)(h)(t)	3,033,355	2,891,424
CME TERM SOFR 3 MONTH INDEX + 4.000% 8.6802% 7/21/28 (f)(h)(t)	205,714	200,187
Tranche C 1LN, term loan:
3 month U.S. LIBOR + 3.000% 7.7264% 7/21/28 (f)(h)(t)	1,131,005	1,078,085
CME TERM SOFR 3 MONTH INDEX + 4.000% 8.6802% 7/21/28 (f)(h)(t)	14,286	13,902
Worldwide Express, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.7299% 7/22/28 (f)(h)(t)	2,956,950	2,841,895
		14,773,623
TOTAL INDUSTRIALS		323,374,019
INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.1%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8.4799% 8/10/25 (f)(h)(t)	5,597,254	4,624,731
Ciena Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.0633% 1/12/30 (f)(h)(t)	1,120,000	1,117,200
CommScope, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 4/4/26 (f)(h)(t)	9,589,607	9,297,124
Eos U.S. Finco LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 6.000% 10.6042% 10/6/29 (f)(h)(t)	2,005,000	1,977,431
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 9/25/26 (f)(h)(t)	7,567,762	6,264,669
		23,281,155
Electronic Equipment & Components - 0.1%
Coherent Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.3849% 7/1/29 (f)(h)(t)	4,655,674	4,626,576
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 1 month U.S. LIBOR + 6.750% 11.3849% 3/31/29 (f)(h)(t)	600,000	531,000
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 3/31/28 (f)(h)(t)	2,590,636	2,528,305
Go Daddy Operating Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.6349% 8/10/27 (f)(h)(t)	3,168,750	3,153,318
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 7.075% 9/28/24 (f)(h)(t)	2,713,046	2,702,031
		13,541,230
IT Services - 0.2%
Acuris Finance U.S., Inc. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.000% 8.7302% 2/16/28 (f)(h)(t)	2,547,135	2,466,162
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5% 9/7/28 (f)(h)(t)	1,504,800	1,478,466
Arches Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.9676% 12/4/27 (f)(h)(t)	2,958,500	2,780,990
Camelot Finance SA:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.6349% 10/31/26 (f)(h)(t)	6,932,496	6,903,588
Tranche B, term loan 1 month U.S. LIBOR + 3.000% 7.6349% 10/31/26 (f)(h)(t)	2,924,683	2,910,674
Constant Contact, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.8059% 2/10/28 (f)(h)(t)	1,917,062	1,807,636
GoDaddy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8676% 10/21/29 (f)(h)(t)	2,937,880	2,938,262
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 8.9799% 8/19/28 (f)(h)(t)	2,110,463	2,082,330
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.4799% 3/26/28 (f)(h)(t)	7,306,125	6,834,295
Park Place Technologies LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.7176% 11/10/27 (f)(h)(t)	2,468,740	2,390,061
Peraton Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 2/1/28 (f)(h)(t)	15,865,909	15,694,874
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 2/16/28 (h)(t)(u)	1,270,000	1,254,125
Tempo Acquisition LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 7.6176% 8/31/28 (f)(h)(t)	4,078,935	4,071,308
Tranche B, term loan 1 month U.S. LIBOR + 2.750% 7.3849% 5/1/24 (f)(h)(t)	377,294	376,467
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.6349% 8/27/25 (f)(h)(t)	6,348,735	6,334,005
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.6608% 1/13/29 (f)(h)(t)	4,989,600	4,934,714
		65,257,957
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.5884% 7/6/29 (f)(h)(t)	6,146,000	6,152,392
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.4108% 8/17/29 (f)(h)(t)	4,596,600	4,557,345
		10,709,737
Software - 0.7%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 9.5449% 3/10/27 (f)(h)(t)	2,095,858	2,048,701
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.0802% 9/19/26 (f)(h)(t)	2,520,000	2,525,670
AppLovin Corp. Tranche B, term loan CME Term SOFR 1 Month Index + 3.350% 7.9428% 8/15/25 (f)(h)(t)	4,572,778	4,538,482
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 8.9676% 4/23/26 (f)(h)(t)	2,363,525	2,255,205
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 10.3849% 12/10/29 (f)(h)(t)	820,000	710,842
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1176% 12/10/28 (f)(h)(t)	10,684,687	10,015,398
Byju's Alpha, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 10.6987% 11/24/26 (f)(h)(t)	3,394,764	2,896,175
Central Parent, Inc. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.500% 9.0802% 7/6/29 (f)(h)(t)	10,688,000	10,646,851
Ceridian HCM Holding, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 7.1349% 4/30/25 (f)(h)(t)	4,287,453	4,270,303
ConnectWise LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.1349% 9/30/28 (f)(h)(t)	4,424,400	4,194,906
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 8.6956% 10/16/26 (f)(h)(t)	9,436,457	9,285,473
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 11.6956% 2/19/29 (f)(h)(t)	2,493,409	2,309,520
Epicor Software Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 7/31/27 (f)(h)(t)	3,423,875	3,350,775
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.0753% 6/13/25 (f)(h)(t)	1,363,000	1,155,143
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3253% 6/13/24 (f)(h)(t)	5,574,371	5,246,877
Flexera Software LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.39% 3/3/28 (f)(h)(t)	1,593,322	1,567,431
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.7176% 9/12/29 (f)(h)(t)	7,686,396	7,598,540
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.6349% 12/1/27 (f)(h)(t)	4,165,000	4,123,350
Hyland Software, Inc.:
2LN, term loan 1 month U.S. LIBOR + 6.250% 10.8197% 7/10/25 (f)(h)(t)	194,480	185,936
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.1349% 7/1/24 (f)(h)(t)	5,666,504	5,646,841
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.4178% 3/1/29 (f)(h)(t)	5,376,725	5,033,959
MH Sub I LLC:
1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 9/15/24 (f)(h)(t)	6,336,930	6,283,764
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 10.8676% 2/23/29 (f)(h)(t)	2,065,000	1,898,086
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8.3849% 9/15/24 (f)(h)(t)	6,127,555	6,076,267
Motus Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 12/10/28 (f)(h)(t)	1,181,075	1,123,002
NAVEX TopCo, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.000% 11.64% 9/4/26 (f)(h)(t)	175,000	171,645
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.89% 9/5/25 (f)(h)(t)	1,232,524	1,229,443
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.1614% 8/25/29 (f)(h)(t)	7,321,000	7,306,138
Polaris Newco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.7299% 6/2/28 (f)(h)(t)	13,691,905	12,645,980
Project Boost Purchaser LLC 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1349% 5/30/26 (f)(h)(t)	2,754,407	2,719,536
Proofpoint, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7.9849% 8/31/28 (f)(h)(t)	8,361,900	8,115,726
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.595% 2/15/28 (f)(h)(t)	7,384,585	4,625,409
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.6349% 4/22/28 (f)(h)(t)	4,734,563	4,579,506
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 9/30/28 (f)(h)(t)	2,619,282	1,885,883
Renaissance Holdings Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.0655% 3/17/29 (f)(h)(t)	995,000	979,040
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7.8849% 5/31/25 (f)(h)(t)	2,951,699	2,884,046
Roper Industrial Products Investment Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 8.927% 11/22/29 (f)(h)(t)	1,485,000	1,464,210
Sophia LP:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.8676% 10/7/27 (f)(h)(t)	616,900	609,577
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.2299% 10/7/27 (f)(h)(t)	6,467,037	6,360,589
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.3849% 4/16/25 (f)(h)(t)	2,204,052	2,199,005
Tranche B 4LN, term loan 1 month U.S. LIBOR + 1.750% 6.3849% 4/16/25 (f)(h)(t)	1,954,584	1,950,108
Tranche B 5LN, term loan 1 month U.S. LIBOR + 1.750% 6.3849% 4/16/25 (f)(h)(t)	6,478,350	6,464,875
STG-Fairway Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.3849% 1/31/27 (f)(h)(t)	1,216,644	1,210,865
UKG, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5753% 5/4/26 (f)(h)(t)	4,702,009	4,634,441
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0319% 5/3/26 (f)(h)(t)	16,241,187	15,900,122
2LN, term loan 3 month U.S. LIBOR + 5.250% 10.0319% 5/3/27 (f)(h)(t)	5,003,000	4,857,062
Veritas U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 9/1/25 (h)(t)(u)	1,505,000	1,173,900
VS Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 9.75% 2/28/27 (f)(h)(t)	4,382,361	4,321,008
		203,275,611
TOTAL INFORMATION TECHNOLOGY		316,065,690
MATERIALS - 0.5%
Chemicals - 0.2%
ARC Falcon I, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 9/30/28 (f)(h)(t)	3,812,846	3,583,122
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 11.6349% 9/22/29 (c)(f)(h)(t)	675,000	585,563
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 9/30/28 (h)(t)(v)	562,242	528,367
Aruba Investment Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.3034% 11/4/27 (f)(h)(t)	1,800,000	1,759,500
2LN, term loan 1 month U.S. LIBOR + 7.750% 12.3849% 11/24/28 (f)(h)(t)	935,000	841,500
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 11/24/27 (f)(h)(t)	3,148,141	3,096,984
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.926% 8/29/29 (f)(h)(t)	960,674	960,876
Bakelite U.S. Holding Ltd. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.000% 8.7302% 5/27/29 (f)(h)(t)	1,731,300	1,636,079
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.1349% 5/7/25 (c)(f)(h)(t)	6,051,477	5,869,933
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 7.1349% 5/7/25 (f)(h)(t)	3,042,118	2,999,011
Discovery Purchaser Corp. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.370% 8.9625% 10/4/29 (f)(h)(t)	7,193,000	6,873,199
Groupe Solmax, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.4799% 5/27/28 (f)(h)(t)	1,652,418	1,425,211
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.7299% 7/3/28 (f)(h)(t)	3,090,680	2,917,386
Hexion Holdings Corp. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.500% 9.4536% 3/15/29 (f)(h)(t)	4,865,600	4,410,326
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.0983% 2/9/30 (c)(f)(h)(t)	1,320,000	1,089,000
INEOS U.S. Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/10/30 (h)(t)(u)	1,260,000	1,249,366
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.3849% 1/20/26 (f)(h)(t)	4,984,836	4,952,434
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.000% 9.7302% 1/3/29 (f)(h)(t)	1,435,795	1,142,648
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.750% 10.3044% 12/1/26 (f)(h)(t)	1,173,150	985,446
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 7.2299% 3/1/26 (f)(h)(t)	1,781,975	1,775,079
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5% 11/9/28 (f)(h)(t)	3,478,061	3,403,353
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.250% 7.875% 10/11/24 (f)(h)(t)	1,253,674	1,225,153
Starfruit U.S. Holdco LLC Tranche B, term loan 1 month U.S. LIBOR + 2.750% 7.526% 10/1/25 (f)(h)(t)	4,040,406	4,012,123
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 6.39% 4/3/25 (f)(h)(t)	4,762,398	4,727,537
U.S. Coatings Acquisition, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.5055% 12/20/29 (f)(h)(t)	1,185,000	1,189,230
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5% 9/22/28 (f)(h)(t)	1,811,278	1,798,980
		65,037,406
Construction Materials - 0.1%
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9676% 4/1/29 (f)(h)(t)	3,204,400	3,188,378
VM Consolidated, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 3.250% 7.8849% 3/27/28 (f)(h)(t)	3,952,445	3,943,552
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.3676% 10/19/27 (f)(h)(t)	3,513,479	3,455,366
		10,587,296
Containers & Packaging - 0.2%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 3/3/28 (f)(h)(t)	4,072,826	3,967,299
Berlin Packaging, LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.8335% 3/11/28 (f)(h)(t)	562,779	544,990
1 month U.S. LIBOR + 3.750% 8.3285% 3/11/28 (f)(h)(t)	6,118,250	5,985,362
Berry Global, Inc. Tranche Z 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.325% 7/1/26 (f)(h)(t)	3,732,334	3,720,018
Canister International Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.3849% 12/21/26 (f)(h)(t)	3,384,300	3,375,839
Charter NEX U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.3197% 12/1/27 (f)(h)(t)	3,772,577	3,707,160
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 8.8926% 4/13/29 (f)(h)(t)	15,200,791	14,971,563
Graham Packaging Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.6349% 8/4/27 (f)(h)(t)	4,344,455	4,317,302
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.750% 8.2592% 2/9/26 (f)(h)(t)	2,019,038	1,856,263
Pregis TopCo Corp. 1LN, term loan:
3 month U.S. LIBOR + 3.750% 8.3197% 8/1/26 (f)(h)(t)	1,728,125	1,704,899
3 month U.S. LIBOR + 4.000% 8.4821% 7/31/26 (f)(h)(t)	1,504,962	1,486,150
Proampac PG Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4269% 11/18/25 (f)(h)(t)	1,169,249	1,149,033
Reynolds Consumer Products LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.3197% 1/30/27 (f)(h)(t)	3,766,206	3,757,205
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.8197% 2/5/26 (f)(h)(t)	2,803,168	2,793,974
1 month U.S. LIBOR + 3.250% 7.8849% 9/24/28 (f)(h)(t)	2,992,125	2,975,309
		56,312,366
Metals & Mining - 0.0%
Atkore International, Inc. Tranche B1LN, term loan 1 month U.S. LIBOR + 2.000% 6.1875% 5/26/28 (f)(h)(t)	1,953,588	1,951,146
Tiger Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 6/1/28 (f)(h)(t)	2,595,475	2,529,187
		4,480,333
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.4799% 2/4/28 (f)(h)(t)	2,289,530	2,236,115
Journey Personal Care Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 8.9799% 3/1/28 (f)(h)(t)	1,204,712	894,752
		3,130,867
TOTAL MATERIALS		139,548,268
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.750% 7.3197% 8/21/25 (f)(h)(t)	3,267,982	3,247,557
CME Term SOFR 1 Month Index + 3.250% 7.9676% 1/24/30 (f)(h)(t)	4,478,230	4,450,241
Lightstone Holdco LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 10.3114% 1/30/27 (f)(h)(t)	3,068,733	2,604,587
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 10.3114% 1/30/27 (f)(h)(t)	173,566	147,314
		10,449,699
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.3676% 8/1/25 (f)(h)(t)	463,838	463,183
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.3849% 8/1/25 (f)(h)(t)	11,460,413	11,409,300
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 7.46% 12/15/27 (f)(h)(t)	1,784,988	1,778,847
Granite Generation LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 11/1/26 (f)(h)(t)	1,581,429	1,512,241
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.6875% 6/23/25 (f)(h)(t)	13,745,219	13,676,493
Vistra Operations Co. LLC Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.3782% 12/31/25 (f)(h)(t)	5,070,383	5,059,127
		33,899,191
Independent Power and Renewable Electricity Producers - 0.0%
Esdec Solar Group BV Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.750% 8.9199% 8/27/28 (f)(h)(t)	2,759,111	2,745,316
Granite Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.4799% 3/25/28 (f)(h)(t)	1,970,000	1,865,866
Natgasoline LLC Tranche B, term loan 1 month U.S. LIBOR + 3.500% 8.1875% 11/14/25 (f)(h)(t)	1,732,800	1,712,232
TerraForm Power Operating LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 2.750% 7.4302% 5/20/29 (f)(h)(t)	1,104,450	1,102,385
		7,425,799
Multi-Utilities - 0.0%
Osmose Utilities Services, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 6/17/28 (f)(h)(t)	179,093	172,461
TOTAL UTILITIES		41,497,451
TOTAL BANK LOAN OBLIGATIONS (Cost $1,986,179,481)		1,912,676,847

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Discover Bank 4.682% 8/9/28 (f)	8,844,000	8,460,686
KeyBank NA 6.95% 2/1/28	1,259,000	1,321,603
Regions Bank 6.45% 6/26/37	15,683,000	16,335,190
TOTAL BANK NOTES (Cost $25,774,738)		26,117,479

Preferred Securities - 0.6%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd. 4% (Reg. S) (f)(j)		1,630,000	1,407,805
Telefonica Europe BV 3.875% (Reg. S) (f)(j)	EUR	3,600,000	3,579,403
			4,987,208
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
3.748% (Reg. S) (f)(j)	EUR	1,700,000	1,573,838
3.875% (Reg. S) (f)(j)	EUR	19,900,000	18,460,019
4.625% (Reg. S) (f)(j)	EUR	7,600,000	7,948,298
			27,982,155
CONSUMER STAPLES - 0.1%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (j)		2,363,000	2,352,004
Danone SA 1.75% (Reg. S) (f)(j)	EUR	3,700,000	3,918,892
Grupo Bimbo S.A.B. de CV 5.95% (d)(f)(j)		1,335,000	1,340,514
			7,611,410
Tobacco - 0.1%
British American Tobacco PLC 3% (Reg. S) (f)(j)	EUR	14,550,000	12,565,713
TOTAL CONSUMER STAPLES			20,177,123
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 8.8916% (f)(h)(j)		1,615,000	1,535,797
Gazprom PJSC Via Gaz Finance PLC 4.5985% (Reg. S) (e)(f)(j)		1,520,000	828,096
			2,363,893
FINANCIALS - 0.2%
Banks - 0.1%
AIB Group PLC 6.25% (Reg. S) (f)(j)	EUR	3,600,000	3,645,693
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (f)(j)	EUR	3,400,000	3,565,333
Banco Do Brasil SA 6.25% (d)(f)(j)		1,545,000	1,482,695
Banco Mercantil del Norte SA:
6.75% (d)(f)(j)		1,585,000	1,539,233
7.625% (d)(f)(j)		913,000	871,401
Bank of Nova Scotia:
3 month U.S. LIBOR + 2.640% 7.4539% (f)(h)(j)		2,133,000	2,090,209
4.9% (f)(j)		1,360,000	1,320,426
Barclays PLC:
5.875% (Reg. S) (f)(j)	GBP	2,950,000	3,338,991
7.125% (f)(j)	GBP	645,000	756,315
8.875% (f)(j)	GBP	1,600,000	1,971,276
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (d)(f)		900,000	813,398
5.35% 11/12/29 (d)(f)		485,000	475,322
BNP Paribas SA 6.625% (Reg. S) (f)(j)		4,470,000	4,509,039
Emirates NBD Bank PJSC 6.125% (Reg. S) (f)(j)		1,451,000	1,480,615
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (f)(j)		300,000	303,583
Itau Unibanco Holding SA U.S. TREASURY 5 YEAR INDEX + 3.980% 7.721% (d)(f)(h)(j)		1,190,000	1,163,085
Lloyds Banking Group PLC 5.125% (f)(j)	GBP	435,000	495,211
NBK Tier 1 Financing 2 Ltd. 4.5% (d)(f)(j)		1,210,000	1,143,070
NBK Tier 1 Ltd. 3.625% (d)(f)(j)		635,000	561,817
Societe Generale 7.875% (Reg. S) (f)(j)		1,800,000	1,823,928
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (f)(h)(j)	EUR	2,480,725	2,604,038
Tinkoff Credit Systems 6% (d)(f)(j)		715,000	294,461
			36,249,139
Capital Markets - 0.1%
Credit Suisse Group AG 7.5% (Reg. S) (f)(j)		15,540,000	14,383,163
UBS Group AG 7% (Reg. S) (f)(j)		940,000	935,567
			15,318,730
Insurance - 0.0%
QBE Insurance Group Ltd. 5.25% (Reg. S) (f)(j)		7,527,000	7,171,650
TOTAL FINANCIALS			58,739,519
INDUSTRIALS - 0.0%
Marine - 0.0%
DP World Salaam 6% (Reg. S) (f)(j)		1,510,000	1,515,329
Road & Rail - 0.0%
National Express Group PLC 4.25% (Reg. S) (f)(j)	GBP	1,540,000	1,644,716
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (f)		5,250,000	5,128,951
TOTAL INDUSTRIALS			8,288,996
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd.:
3.975% (d)(f)(j)		645,000	573,718
5.65% (d)(f)(j)		1,495,000	1,450,453
			2,024,171
MATERIALS - 0.0%
Construction Materials - 0.0%
CEMEX S.A.B. de CV 5.125% (d)(f)(j)		2,260,000	2,096,453
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown SA 3.375% (Reg. S) (f)(j)	EUR	6,200,000	3,502,539
AT Securities BV 5.25% (Reg. S) (f)(j)		13,000,000	6,932,319
Citycon Oyj 4.496% (Reg. S) (f)(j)	EUR	2,550,000	1,649,951
CPI Property Group SA 3.75% (Reg. S) (f)(j)	EUR	6,840,000	3,662,421
Grand City Properties SA 1.5% (Reg. S) (f)(j)	EUR	10,500,000	5,541,157
Heimstaden Bostad AB:
3.248% (Reg. S) (f)(j)	EUR	11,640,000	9,439,471
3.625% (Reg. S) (f)(j)	EUR	600,000	397,696
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (f)(j)	EUR	5,240,000	2,475,249
			33,600,803
UTILITIES - 0.1%
Electric Utilities - 0.0%
Electricite de France SA 5.625% (Reg. S) (f)(j)		950,000	923,547
SSE PLC 3.74% (Reg. S) (f)(j)	GBP	3,300,000	3,807,102
			4,730,649
Multi-Utilities - 0.1%
Veolia Environnement SA 2% (Reg. S) (f)(j)	EUR	7,100,000	6,238,787
TOTAL UTILITIES			10,969,436
TOTAL PREFERRED SECURITIES (Cost $232,047,016)			171,229,757

Money Market Funds - 5.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (w)	1,626,157,868	1,626,483,099
Fidelity Securities Lending Cash Central Fund 4.63% (w)(x)	4,785,147	4,785,625
TOTAL MONEY MARKET FUNDS (Cost $1,631,212,769)		1,631,268,724

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)		Value ($)
Put Options - 0.0%
Option with an exercise rate of 4.25% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 38 Index expiring December 2027, paying 5% quarterly.	3/15/23	EUR	31,900,000	166,141
Option with an exercise rate of 5.00% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 38 Index expiring December 2027, paying 5% quarterly.	3/15/23	EUR	80,000,000	54,773

TOTAL PURCHASED SWAPTIONS (Cost $1,624,320)				220,914
TOTAL INVESTMENT IN SECURITIES - 108.0% (Cost $34,835,919,409)	31,520,523,975
NET OTHER ASSETS (LIABILITIES) - (8.0)%	(2,347,725,142)
NET ASSETS - 100.0%	29,172,798,833

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 3/1/53	(17,950,000)	(15,045,196)
2% 3/1/53	(4,200,000)	(3,520,325)
2% 3/1/53	(87,250,000)	(73,130,551)
2% 3/1/53	(65,450,000)	(54,858,390)

TOTAL GINNIE MAE		(146,554,462)

Uniform Mortgage Backed Securities
1.5% 3/1/38	(25,900,000)	(22,389,972)
1.5% 3/1/38	(325,000)	(280,955)
1.5% 3/1/38	(33,950,000)	(29,349,018)
1.5% 3/1/38	(32,725,000)	(28,290,033)
2% 3/1/38	(32,850,000)	(29,154,999)
2% 3/1/38	(17,700,000)	(15,709,086)
2% 3/1/38	(11,100,000)	(9,851,461)
2% 3/1/53	(28,450,000)	(23,165,532)
2% 3/1/53	(10,800,000)	(8,793,945)
2% 3/1/53	(159,400,000)	(129,792,120)
2% 3/1/53	(105,600,000)	(85,985,244)
2% 3/1/53	(16,950,000)	(13,801,609)
2% 3/1/53	(22,600,000)	(18,402,145)
2% 3/1/53	(19,750,000)	(16,081,520)
2.5% 3/1/53	(28,250,000)	(23,933,072)
2.5% 3/1/53	(9,550,000)	(8,090,649)
2.5% 3/1/53	(18,000,000)	(15,249,391)
2.5% 3/1/53	(2,125,000)	(1,800,275)
2.5% 3/1/53	(3,000,000)	(2,541,565)
2.5% 3/1/53	(3,150,000)	(2,668,643)
2.5% 3/1/53	(6,100,000)	(5,167,849)
2.5% 3/1/53	(16,550,000)	(14,020,968)
2.5% 3/1/53	(40,900,000)	(34,650,006)
3% 3/1/53	(89,000,000)	(78,281,721)
3% 3/1/53	(29,650,000)	(26,079,248)
3% 3/1/53	(11,350,000)	(9,983,118)
3.5% 3/1/53	(3,400,000)	(3,095,596)
3.5% 3/1/53	(2,225,000)	(2,025,794)
3.5% 4/1/53	(4,625,000)	(4,213,450)
5% 3/1/53	(15,050,000)	(14,788,971)
5% 4/1/53	(15,050,000)	(14,786,619)
5.5% 3/1/53	(5,675,000)	(5,665,023)
5.5% 3/1/53	(34,600,000)	(34,539,170)
6.5% 3/1/53	(9,800,000)	(10,036,524)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(742,665,291)

TOTAL TBA SALE COMMITMENTS (Proceeds $895,646,725)		(889,219,753)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	64	Mar 2023	5,067,108	(218,874)	(218,874)
Eurex Euro-Bobl Contracts (Germany)	67	Mar 2023	8,162,334	(164,630)	(164,630)
Eurex Euro-Bund Contracts (Germany)	189	Mar 2023	26,569,413	(1,228,651)	(1,228,651)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	100	Mar 2023	14,202,796	(2,339,321)	(2,339,321)
Eurex Euro-Schatz Contracts (Germany)	107	Mar 2023	11,880,996	(86,141)	(86,141)
TME 10 Year Canadian Note Contracts (Canada)	309	Jun 2023	27,509,945	9,299	9,299

TOTAL BOND INDEX CONTRACTS					(4,028,318)

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,236	Jun 2023	251,806,031	(417,324)	(417,324)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	250	Jun 2023	26,763,672	(33,706)	(33,706)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	638	Jun 2023	79,889,563	(9,830)	(9,830)

TOTAL TREASURY CONTRACTS					(460,860)

TOTAL PURCHASED					(4,489,178)

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	253	Jun 2023	30,419,932	196,944	196,944

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	116	Jun 2023	12,952,125	(11,120)	(11,120)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1,135	Jun 2023	142,123,281	8,728	8,728
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	38	Jun 2023	5,132,375	(29,475)	(29,475)

TOTAL TREASURY CONTRACTS					(31,867)

TOTAL SOLD					165,077

TOTAL FUTURES CONTRACTS					(4,324,101)
The notional amount of futures purchased as a percentage of Net Assets is 1.5%
The notional amount of futures sold as a percentage of Net Assets is 0.6%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	421,000	USD	446,797	JPMorgan Chase Bank, N.A.	3/01/23	(1,505)
USD	287,338	GBP	239,000	Bank of America, N.A.	3/01/23	(143)
CAD	422,000	USD	313,100	Bank of America, N.A.	4/20/23	(3,673)
CAD	640,000	USD	478,362	Brown Brothers Harriman & Co	4/20/23	(9,088)
CAD	304,000	USD	228,054	Brown Brothers Harriman & Co	4/20/23	(5,148)
CAD	1,291,000	USD	949,335	Goldman Sachs Bank USA	4/20/23	(2,720)
EUR	1,821,000	USD	1,971,485	Bank of America, N.A.	4/20/23	(39,702)
EUR	2,005,000	USD	2,182,023	Bank of America, N.A.	4/20/23	(55,046)
EUR	3,765,000	USD	4,101,025	Bank of America, N.A.	4/20/23	(106,976)
EUR	305,000	USD	334,531	Bank of America, N.A.	4/20/23	(10,976)
EUR	1,482,000	USD	1,574,490	Bank of America, N.A.	4/20/23	(2,331)
EUR	6,953,000	USD	7,598,989	Brown Brothers Harriman & Co	4/20/23	(222,994)
EUR	522,000	USD	557,569	Brown Brothers Harriman & Co	4/20/23	(3,812)
EUR	4,039,000	USD	4,406,368	JPMorgan Chase Bank, N.A.	4/20/23	(121,650)
EUR	5,025,000	USD	5,410,061	JPMorgan Chase Bank, N.A.	4/20/23	(79,358)
EUR	432,000	USD	461,242	JPMorgan Chase Bank, N.A.	4/20/23	(2,961)
EUR	5,283,000	USD	5,623,405	JPMorgan Chase Bank, N.A.	4/20/23	(19,006)
GBP	1,238,000	USD	1,524,646	Bank of America, N.A.	4/20/23	(34,134)
GBP	229,000	USD	275,570	Bank of America, N.A.	4/20/23	139
GBP	2,058,000	USD	2,557,180	Brown Brothers Harriman & Co	4/20/23	(79,416)
GBP	1,628,000	USD	2,016,377	Brown Brothers Harriman & Co	4/20/23	(56,319)
GBP	786,000	USD	969,098	JPMorgan Chase Bank, N.A.	4/20/23	(22,780)
GBP	2,011,000	USD	2,449,023	JPMorgan Chase Bank, N.A.	4/20/23	(27,845)
GBP	1,505,000	USD	1,825,030	JPMorgan Chase Bank, N.A.	4/20/23	(13,059)
USD	338,792	AUD	484,000	Bank of America, N.A.	4/20/23	12,527
USD	388,999	CAD	527,000	BNP Paribas S.A.	4/20/23	2,581
USD	152,900	CAD	205,000	Bank of America, N.A.	4/20/23	2,585
USD	163,165	CAD	218,000	Bank of America, N.A.	4/20/23	3,318
USD	192,307	CAD	258,000	Bank of America, N.A.	4/20/23	3,131
USD	1,086,452	CAD	1,448,000	Brown Brothers Harriman & Co	4/20/23	24,719
USD	232,729	CAD	310,000	Brown Brothers Harriman & Co	4/20/23	5,424
USD	75,347	CAD	101,000	Citibank, N. A.	4/20/23	1,290
USD	111,004	CAD	149,000	JPMorgan Chase Bank, N.A.	4/20/23	1,751
USD	350,343,559	EUR	323,539,000	BNP Paribas S.A.	4/20/23	7,121,606
USD	162,853	EUR	152,000	Bank of America, N.A.	4/20/23	1,606
USD	511,346	EUR	469,000	Brown Brothers Harriman & Co	4/20/23	13,814
USD	29,678,414	EUR	27,469,000	Citibank, N. A.	4/20/23	538,299
USD	1,518,310	EUR	1,399,000	JPMorgan Chase Bank, N.A.	4/20/23	34,199
USD	5,835,591	EUR	5,348,000	JPMorgan Chase Bank, N.A.	4/20/23	162,238
USD	1,815,983	EUR	1,652,000	JPMorgan Chase Bank, N.A.	4/20/23	63,482
USD	1,811,418	EUR	1,679,000	JPMorgan Chase Bank, N.A.	4/20/23	30,273
USD	445,505	EUR	414,000	JPMorgan Chase Bank, N.A.	4/20/23	6,319
USD	214,674,545	GBP	175,669,000	Bank of America, N.A.	4/20/23	3,174,850
USD	336,852	GBP	276,000	Bank of America, N.A.	4/20/23	4,557
USD	2,037,808	GBP	1,652,000	Brown Brothers Harriman & Co	4/20/23	48,854
USD	1,174,940	GBP	968,000	Brown Brothers Harriman & Co	4/20/23	9,500
USD	13,395,928	GBP	11,134,000	Brown Brothers Harriman & Co	4/20/23	(9,042)
USD	440,530	GBP	362,000	JPMorgan Chase Bank, N.A.	4/20/23	4,694
USD	505,669	GBP	413,000	JPMorgan Chase Bank, N.A.	4/20/23	8,431
USD	565,337	GBP	457,000	JPMorgan Chase Bank, N.A.	4/20/23	15,124
USD	5,438,004	GBP	4,386,000	State Street Bank and Trust Co	4/20/23	157,404
USD	845,958	GBP	703,000	State Street Bank and Trust Co	4/20/23	(431)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						10,522,600

Unrealized Appreciation						11,452,715
Unrealized Depreciation						(930,115)
Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount (1)		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 12	Aug 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly		35,680,000	344,162	(461)	343,701
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		2,280,000	30,899	(33,402)	(2,503)
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		9,300,000	126,035	(104,862)	21,173
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		3,090,000	41,876	(26,677)	15,199
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		6,120,000	82,939	(67,419)	15,520
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		260,000	3,524	(2,320)	1,204
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		6,700,000	90,799	(137,893)	(47,094)
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		10,070,000	136,470	44,684	181,154
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		2,830,000	38,352	(9,572)	28,780
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		3,930,000	53,260	(11,972)	41,288
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		3,670,000	49,736	(28,154)	21,582
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		5,200,000	70,471	4,825	75,296
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		6,110,000	82,803	(72,469)	10,334
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		7,740,000	104,893	(147,431)	(42,538)
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		2,600,000	35,235	(3,860)	31,375
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly		2,120,000	28,730	(29,549)	(819)
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly		2,920,000	39,572	(11,615)	27,957
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly		5,870,000	79,551	(7,172)	72,379
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		2,990,000	40,521	(50,649)	(10,128)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		9,330,000	126,441	(66,413)	60,028
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		5,530,000	74,943	(52,193)	22,750
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		4,960,000	67,218	(26,611)	40,607
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		6,400,000	86,733	(109,335)	(22,602)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		3,480,000	47,161	(47,020)	141
Intesa Sanpaolo SpA	Dec 2027	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	8,500,000	(57,035)	(50,130)	(107,165)

TOTAL CREDIT DEFAULT SWAPS							1,825,289	(1,047,670)	777,619

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty (1)	Maturity Date	Notional Amount (2)	Value ($)	Upfront Premium Received/ (Paid) ($) (3)	Unrealized Appreciation/ (Depreciation) ($)
4.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Mar 2025	43,093,000	(688,755)	0	(688,755)
4%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Mar 2028	20,478,000	(576,532)	0	(576,532)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Mar 2033	5,630,000	(223,288)	0	(223,288)
TOTAL INTEREST RATE SWAPS							(1,488,575)	0	(1,488,575)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,982,428 or 0.1% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,502,649,739 or 22.3% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security is perpetual in nature with no stated maturity date.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,946,872.
(l)	Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts. At period end, the value of securities pledged amounted to $260,217.
(m)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $50,032,339.

(n)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,570,805.
(o)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(p)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(q)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(r)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(s)	Non-income producing
(t)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(u)	The coupon rate will be determined upon settlement of the loan after period end.
(v)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $3,169,895 and $2,934,266, respectively.

(w)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(x)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	5,862

Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	894,620

Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	1,544,200

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	1,749,086,847	5,342,884,854	5,465,488,601	33,494,342	-	(1)	1,626,483,099	3.7%
Fidelity Securities Lending Cash Central Fund 4.63%	676,408,590	2,374,550,713	3,046,173,678	269,634	-	-	4,785,625	0.0%
Total	2,425,495,437	7,717,435,567	8,511,662,279	33,763,976	-	(1)	1,631,268,724

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	3,006,369	3,006,366	-	3
Consumer Discretionary	3,796,332	2,593,044	-	1,203,288
Energy	26,726,337	16,717,574	-	10,008,763
Financials	8,229,692	4,043,508	-	4,186,184
Industrials	3,269,407	2,585,296	-	684,111
Information Technology	1,581,634	589,242	-	992,392
Real Estate	4,626,086	4,111,070	515,016	-
Utilities	2,794,050	-	-	2,794,050

Corporate Bonds	10,444,393,197	-	10,427,660,939	16,732,258

U.S. Government and Government Agency Obligations	7,617,334,391	-	7,617,334,391	-

U.S. Government Agency - Mortgage Securities	5,462,570,626	-	5,462,570,626	-

Asset-Backed Securities	1,807,861,059	-	1,807,861,052	7

Collateralized Mortgage Obligations	190,989,047	-	190,988,469	578

Commercial Mortgage Securities	1,590,674,251	-	1,580,673,030	10,001,221

Municipal Securities	144,751,288	-	144,751,288	-

Foreign Government and Government Agency Obligations	439,178,023	-	439,028,023	150,000

Supranational Obligations	27,228,465	-	27,228,465	-

Bank Loan Obligations	1,912,676,847	-	1,880,602,408	32,074,439

Bank Notes	26,117,479	-	26,117,479	-

Preferred Securities	171,229,757	-	171,229,757	-

Money Market Funds	1,631,268,724	1,631,268,724	-	-

Purchased Swaptions	220,914	-	220,914	-
Total Investments in Securities:	31,520,523,975	1,664,914,824	29,776,781,857	78,827,294
Derivative Instruments:

Assets
Futures Contracts	214,971	214,971	-	-
Forward Foreign Currency Contracts	11,452,715	-	11,452,715	-
Swaps	1,882,324	-	1,882,324	-
Total Assets	13,550,010	214,971	13,335,039	-

Liabilities
Futures Contracts	(4,539,072)	(4,539,072)	-	-
Forward Foreign Currency Contracts	(930,115)	-	(930,115)	-
Swaps	(1,545,610)	-	(1,545,610)	-
Total Liabilities	7,014,797	(4,539,072)	(2,475,725)	-
Total Derivative Instruments:	6,535,213	(4,324,101)	10,859,314	-
Other Financial Instruments:

TBA Sale Commitments	(889,219,753)	-	(889,219,753)	-
Total Other Financial Instruments:	(889,219,753)	-	(889,219,753)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Purchased Swaptions (a)	220,914	0
Swaps (b)	1,882,324	(57,035)
Total Credit Risk	2,103,238	(57,035)
Foreign Exchange Risk
Forward Foreign Currency Contracts (c)	11,452,715	(930,115)
Total Foreign Exchange Risk	11,452,715	(930,115)
Interest Rate Risk
Futures Contracts (d)	214,971	(4,539,072)
Swaps (e)	0	(1,488,575)
Total Interest Rate Risk	214,971	(6,027,647)
Total Value of Derivatives	13,770,924	(7,014,797)

(a)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

(c)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(d)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(e)For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,668,348) - See accompanying schedule:
Unaffiliated issuers (cost $33,204,706,640)	$29,889,255,251
Fidelity Central Funds (cost $1,631,212,769)	1,631,268,724

Total Investment in Securities (cost $34,835,919,409)		$31,520,523,975
Segregated cash with brokers for derivative instruments		7,094
Cash		4,546,544
Foreign currency held at value (cost $1,734,399)		1,724,675
Receivable for investments sold		59,077,991
Receivable for TBA sale commitments		895,646,725
Unrealized appreciation on forward foreign currency contracts		11,452,715
Receivable for fund shares sold		36,667,166
Dividends receivable		23,254
Interest receivable		233,202,839
Distributions receivable from Fidelity Central Funds		5,817,518
Bi-lateral OTC swaps, at value		1,882,324
Receivable from investment adviser for expense reductions		353,549
Other receivables		358,561
Total assets		32,771,284,930
Liabilities
Payable for investments purchased
Regular delivery	$163,993,539
Delayed delivery	2,482,089,571
TBA sale commitments, at value	889,219,753
Unrealized depreciation on forward foreign currency contracts	930,115
Payable for fund shares redeemed	34,865,683
Distributions payable	10,357,949
Bi-lateral OTC swaps, at value	57,035
Accrued management fee	7,266,113
Distribution and service plan fees payable	307,884
Payable for daily variation margin on futures contracts	429,549
Payable for daily variation margin on centrally cleared OTC swaps	12,463
Other affiliated payables	3,808,065
Other payables and accrued expenses	362,753
Collateral on securities loaned	4,785,625
Total Liabilities		3,598,486,097
Net Assets		$29,172,798,833
Net Assets consist of:
Paid in capital		$33,444,362,988
Total accumulated earnings (loss)		(4,271,564,155)
Net Assets		$29,172,798,833

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($751,763,697 ÷ 79,920,870 shares) (a)		$9.41
Maximum offering price per share (100/96.00 of $9.41)		$9.80
Class M :
Net Asset Value and redemption price per share ($292,320,459 ÷ 31,133,568 shares) (a)		$9.39
Maximum offering price per share (100/96.00 of $9.39)		$9.78
Class C :
Net Asset Value and offering price per share ($105,747,618 ÷ 11,238,766 shares) (a)		$9.41
Total Bond :
Net Asset Value , offering price and redemption price per share ($13,813,941,900 ÷ 1,469,245,937 shares)		$9.40
Class I :
Net Asset Value , offering price and redemption price per share ($8,077,616,673 ÷ 860,488,643 shares)		$9.39
Class Z :
Net Asset Value , offering price and redemption price per share ($6,131,408,486 ÷ 653,126,426 shares)		$9.39
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Dividends		$9,810,588
Interest		589,407,220
Income from Fidelity Central Funds (including $269,634 from security lending)		33,763,976
Total Income		632,981,784
Expenses
Management fee	$42,442,064
Transfer agent fees	14,857,979
Distribution and service plan fees	1,795,319
Fund wide operations fee	7,322,063
Independent trustees' fees and expenses	55,205
Legal	235,809
Total expenses before reductions	66,708,439
Expense reductions	(1,313,515)
Total expenses after reductions		65,394,924
Net Investment income (loss)		567,586,860
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(577,475,108)
Forward foreign currency contracts	(14,290,907)
Foreign currency transactions	(1,652,847)
Futures contracts	(3,136,184)
Swaps	(1,728,632)
Total net realized gain (loss)		(598,283,678)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(293,874,810)
Fidelity Central Funds	(1)
Forward foreign currency contracts	(4,699,239)
Assets and liabilities in foreign currencies	666,846
Futures contracts	(3,903,345)
Swaps	(1,208,262)
TBA Sale commitments	(3,427,049)
Total change in net unrealized appreciation (depreciation)		(306,445,860)
Net gain (loss)		(904,729,538)
Net increase (decrease) in net assets resulting from operations		$(337,142,678)
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$567,586,860	$810,521,427
Net realized gain (loss)	(598,283,678)	(256,087,887)
Change in net unrealized appreciation (depreciation)	(306,445,860)	(4,366,198,255)
Net increase (decrease) in net assets resulting from operations	(337,142,678)	(3,811,764,715)
Distributions to shareholders	(584,839,716)	(828,469,006)
Share transactions - net increase (decrease)	503,733,894	79,472,472
Total increase (decrease) in net assets	(418,248,500)	(4,560,761,249)

Net Assets
Beginning of period	29,591,047,333	34,151,808,582
End of period	$29,172,798,833	$29,591,047,333

Financial Highlights
Fidelity Advisor® Total Bond Fund Class A

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.70	$11.23	$11.52	$11.00	$10.38	$10.77
Income from Investment Operations
Net investment income (loss) A,B	.174	.237	.224	.269	.300	.273
Net realized and unrealized gain (loss)	(.284)	(1.524)	.006	.521	.646	(.375)
Total from investment operations	(.110)	(1.287)	.230	.790	.946	(.102)
Distributions from net investment income	(.180)	(.238)	(.214)	(.260)	(.326)	(.263)
Distributions from net realized gain	-	(.005)	(.306)	(.010)	-	(.025)
Total distributions	(.180)	(.243)	(.520)	(.270)	(.326)	(.288)
Net asset value, end of period	$9.41	$9.70	$11.23	$11.52	$11.00	$10.38
Total Return C,D,E	(1.11)%	(11.59)%	2.09%	7.30%	9.32%	(.95)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.76% H	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.76% H	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.76% H	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	3.73% H	2.25%	2.01%	2.42%	2.87%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$751,764	$729,405	$900,239	$803,222	$614,156	$475,569
Portfolio turnover rate I	209% H	129%	195%	222%	170% J	109%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Total Bond Fund Class M

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.68	$11.21	$11.50	$10.98	$10.36	$10.75
Income from Investment Operations
Net investment income (loss) A,B	.174	.237	.224	.268	.300	.272
Net realized and unrealized gain (loss)	(.284)	(1.525)	.006	.522	.646	(.375)
Total from investment operations	(.110)	(1.288)	.230	.790	.946	(.103)
Distributions from net investment income	(.180)	(.237)	(.214)	(.260)	(.326)	(.262)
Distributions from net realized gain	-	(.005)	(.306)	(.010)	-	(.025)
Total distributions	(.180)	(.242)	(.520)	(.270)	(.326)	(.287)
Net asset value, end of period	$9.39	$9.68	$11.21	$11.50	$10.98	$10.36
Total Return C,D,E	(1.12)%	(11.62)%	2.09%	7.31%	9.33%	(.96)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.76% H	.75%	.75%	.75%	.75%	.76%
Expenses net of fee waivers, if any	.76% H	.75%	.75%	.75%	.75%	.76%
Expenses net of all reductions	.76% H	.75%	.75%	.75%	.75%	.76%
Net investment income (loss)	3.73% H	2.25%	2.01%	2.42%	2.86%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$292,320	$301,768	$373,315	$369,850	$343,191	$307,837
Portfolio turnover rate I	209% H	129%	195%	222%	170% J	109%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Total Bond Fund Class C

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.70	$11.24	$11.53	$11.01	$10.39	$10.77
Income from Investment Operations
Net investment income (loss) A,B	.138	.157	.139	.184	.220	.193
Net realized and unrealized gain (loss)	(.284)	(1.535)	.006	.521	.646	(.365)
Total from investment operations	(.146)	(1.378)	.145	.705	.866	(.172)
Distributions from net investment income	(.144)	(.157)	(.129)	(.175)	(.246)	(.183)
Distributions from net realized gain	-	(.005)	(.306)	(.010)	-	(.025)
Total distributions	(.144)	(.162)	(.435)	(.185)	(.246)	(.208)
Net asset value, end of period	$9.41	$9.70	$11.24	$11.53	$11.01	$10.39
Total Return C,D,E	(1.49)%	(12.35)%	1.31%	6.49%	8.49%	(1.60)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.53% H	1.52%	1.51%	1.51%	1.52%	1.52%
Expenses net of fee waivers, if any	1.53% H	1.52%	1.51%	1.51%	1.52%	1.52%
Expenses net of all reductions	1.53% H	1.52%	1.51%	1.51%	1.52%	1.52%
Net investment income (loss)	2.95% H	1.49%	1.24%	1.66%	2.10%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$105,748	$112,311	$171,689	$205,949	$153,944	$168,366
Portfolio turnover rate I	209% H	129%	195%	222%	170% J	109%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the contingent deferred sales charge.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Total Bond Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.69	$11.23	$11.52	$11.00	$10.38	$10.76
Income from Investment Operations
Net investment income (loss) A,B	.188	.267	.258	.301	.333	.305
Net realized and unrealized gain (loss)	(.284)	(1.533)	.005	.522	.645	(.365)
Total from investment operations	(.096)	(1.266)	.263	.823	.978	(.060)
Distributions from net investment income	(.194)	(.269)	(.247)	(.293)	(.358)	(.295)
Distributions from net realized gain	-	(.005)	(.306)	(.010)	-	(.025)
Total distributions	(.194)	(.274)	(.553)	(.303)	(.358)	(.320)
Net asset value, end of period	$9.40	$9.69	$11.23	$11.52	$11.00	$10.38
Total Return C,D	(.97)%	(11.42)%	2.39%	7.62%	9.65%	(.55)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46% G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.46% G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.46% G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	4.03% G	2.55%	2.30%	2.72%	3.17%	2.90%
Supplemental Data
Net assets, end of period (000 omitted)	$13,813,942	$14,816,563	$16,260,424	$16,158,697	$14,074,694	$23,868,572
Portfolio turnover rate H	209% G	129%	195%	222%	170% I	109%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Total Bond Fund Class I

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.68	$11.21	$11.50	$10.98	$10.36	$10.75
Income from Investment Operations
Net investment income (loss) A,B	.186	.262	.252	.296	.326	.299
Net realized and unrealized gain (loss)	(.285)	(1.524)	.006	.521	.646	(.374)
Total from investment operations	(.099)	(1.262)	.258	.817	.972	(.075)
Distributions from net investment income	(.191)	(.263)	(.242)	(.287)	(.352)	(.290)
Distributions from net realized gain	-	(.005)	(.306)	(.010)	-	(.025)
Total distributions	(.191)	(.268)	(.548)	(.297)	(.352)	(.315)
Net asset value, end of period	$9.39	$9.68	$11.21	$11.50	$10.98	$10.36
Total Return C,D	(.99)%	(11.40)%	2.34%	7.58%	9.61%	(.70)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.51% G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.51% G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.51% G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	3.98% G	2.50%	2.25%	2.67%	3.12%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$8,077,617	$7,251,751	$8,422,197	$7,629,091	$6,348,237	$4,959,911
Portfolio turnover rate H	209% G	129%	195%	222%	170% I	109%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Total Bond Fund Class Z

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.68	$11.21	$11.50	$10.98	$10.36	$10.75
Income from Investment Operations
Net investment income (loss) A,B	.192	.278	.267	.311	.340	.312
Net realized and unrealized gain (loss)	(.284)	(1.525)	.006	.522	.647	(.373)
Total from investment operations	(.092)	(1.247)	.273	.833	.987	(.061)
Distributions from net investment income	(.198)	(.278)	(.257)	(.303)	(.367)	(.304)
Distributions from net realized gain	-	(.005)	(.306)	(.010)	-	(.025)
Total distributions	(.198)	(.283)	(.563)	(.313)	(.367)	(.329)
Net asset value, end of period	$9.39	$9.68	$11.21	$11.50	$10.98	$10.36
Total Return C,D	(.92)%	(11.27)%	2.48%	7.73%	9.76%	(.56)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.41% G	.40%	.40%	.40%	.40%	.36%
Expenses net of fee waivers, if any	.36% G	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions	.36% G	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	4.12% G	2.64%	2.39%	2.81%	3.26%	2.99%
Supplemental Data
Net assets, end of period (000 omitted)	$6,131,408	$6,379,250	$8,023,946	$5,723,315	$3,774,546	$2,490,230
Portfolio turnover rate H	209% G	129%	195%	222%	170% I	109%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023

1. Organization.
Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Total Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Total Bond Fund	$358,392

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures and options transactions, foreign currency transactions, defaulted bonds, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, excise tax regulations and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$147,021,378
Gross unrealized depreciation	(3,388,607,909)
Net unrealized appreciation (depreciation)	(3,241,586,531)
Tax cost	$34,774,025,021

The Fund elected to defer to its next fiscal year $475,481,235 of capital losses recognized during the period November 1,2021 to August 31, 2022.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Total Bond Fund
Credit Risk
Purchased Options	$(4,165,132)	$(803,567)
Swaps	(173,697)	(260,017)
Total Credit Risk	(4,338,829)	(1,063,584)
Foreign Exchange Risk
Forward Foreign Currency Contracts	(14,290,907)	(4,699,239)
Total Foreign Exchange Risk	(14,290,907)	(4,699,239)
Interest Rate Risk
Futures Contracts	(3,136,184)	(3,903,345)
Swaps	(1,554,935)	(948,245)
Total Interest Rate Risk	(4,691,119)	(4,851,590)
Totals	$(23,320,855)	$(10,614,413)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Bond Fund	19,295,199,600	20,253,193,058
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$905,802	$32,775
Class M	- %	.25%	365,840	4,862
Class C	.75%	.25%	523,677	60,538
			$1,795,319	$98,175

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$44,508
Class M	2,479
Class C A	396
$47,383
A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond and Class Z. FIIOC receives an asset-based fee of Total Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$541,257.15
Class M	219,325.15
Class C	88,685.17
Total Bond	6,974,266.10
Class I	5,539,035.15
Class Z	1,495,411.05
	$14,857,979
A   Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity Total Bond Fund	.05%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Total Bond Fund	$116

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Total Bond Fund	2,126,256	1,903,358	35,497
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Total Bond Fund	$28,733	$2,843	$-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2023. Some expenses, for example   the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$1,287,695

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $25,820.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2023	Year ended August 31, 2022
Fidelity Total Bond Fund
Distributions to shareholders
Class A	$13,869,653	$18,978,754
Class M	5,590,000	7,923,873
Class C	1,593,079	2,143,669
Total Bond	286,871,212	397,399,649
Class I	151,231,811	200,685,515
Class Z	125,683,961	201,337,546
Total	$584,839,716	$828,469,006
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2023	Year ended August 31, 2022	Six months ended February 28, 2023	Year ended August 31, 2022
Fidelity Total Bond Fund
Class A
Shares sold	14,466,967	16,666,627	$136,791,339	$176,364,750
Reinvestment of distributions	1,442,267	1,771,072	13,531,134	18,485,086
Shares redeemed	(11,219,818)	(23,343,223)	(105,575,564)	(244,762,728)
Net increase (decrease)	4,689,416	(4,905,524)	$44,746,909	$(49,912,892)
Class M
Shares sold	3,123,147	8,195,741	$29,463,804	$87,497,942
Reinvestment of distributions	594,125	756,846	5,561,100	7,884,425
Shares redeemed	(3,766,032)	(11,063,455)	(35,463,197)	(116,365,253)
Net increase (decrease)	(48,760)	(2,110,868)	$(438,293)	$(20,982,886)
Class C
Shares sold	1,933,874	1,532,704	$18,279,133	$16,248,853
Reinvestment of distributions	164,997	199,758	1,547,962	2,087,377
Shares redeemed	(2,440,807)	(5,430,823)	(22,925,635)	(57,187,283)
Net increase (decrease)	(341,936)	(3,698,361)	$(3,098,540)	$(38,851,053)
Total Bond
Shares sold	228,366,403	615,269,221	$2,143,183,397	$6,288,570,907
Reinvestment of distributions	27,010,123	33,962,376	253,099,551	353,838,883
Shares redeemed	(315,052,144)	(568,466,680)	(2,931,486,753)	(5,903,672,470)
Net increase (decrease)	(59,675,618)	80,764,917	$(535,203,805)	$738,737,320
Class I
Shares sold	247,917,236	256,144,611	$2,325,823,440	$2,659,006,174
Reinvestment of distributions	15,433,308	18,429,174	144,519,772	191,846,600
Shares redeemed	(152,352,607)	(276,345,429)	(1,428,249,904)	(2,864,282,651)
Net increase (decrease)	110,997,937	(1,771,644)	$1,042,093,308	$(13,429,877)
Class Z
Shares sold	151,615,637	266,380,048	$1,430,543,084	$2,802,215,358
Reinvestment of distributions	10,662,888	15,081,006	99,772,857	157,427,587
Shares redeemed	(168,410,081)	(337,880,305)	(1,574,681,626)	(3,495,731,085)
Net increase (decrease)	(6,131,556)	(56,419,251)	$(44,365,685)	$(536,088,140)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023
Fidelity® Total Bond Fund
Class A	.76%
Actual		$ 1,000	$ 988.90	$ 3.75
Hypothetical- B		$ 1,000	$ 1,021.03	$ 3.81
Class M	.76%
Actual		$ 1,000	$ 988.80	$ 3.75
Hypothetical- B		$ 1,000	$ 1,021.03	$ 3.81
Class C	1.53%
Actual		$ 1,000	$ 985.10	$ 7.53
Hypothetical- B		$ 1,000	$ 1,017.21	$ 7.65
Fidelity® Total Bond Fund	.46%
Actual		$ 1,000	$ 990.30	$ 2.27
Hypothetical- B		$ 1,000	$ 1,022.51	$ 2.31
Class I	.51%
Actual		$ 1,000	$ 990.10	$ 2.52
Hypothetical- B		$ 1,000	$ 1,022.27	$ 2.56
Class Z	.36%
Actual		$ 1,000	$ 990.80	$ 1.78
Hypothetical- B		$ 1,000	$ 1,023.01	$ 1.81

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.   The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors.  Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools.  The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the representative class (the retail class) and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of the representative class (the retail class) of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for the representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total net expense ratio of the retail class ranked below the similar sales load structure group competitive median for 2021 and above the ASPG competitive median for 2021. The Board also noted that if funds in a fund complex with a unique at-cost service model were excluded from the ASPG, the fund's total expense ratio was only 0.5 bp above its ASPG median. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure than the others, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board. The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2023.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.   The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.   In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.783111.120
TBD-SANN-0423
Fidelity® Total Bond K6 Fund

Semi-Annual Report
February 28, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 28, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of Fund's net assets)

Futures and Swaps - 1.2%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 26.8%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
2.55% 12/1/33	339,000	259,555
3.8% 12/1/57	4,105,000	2,881,971
4.3% 2/15/30	559,000	524,384
5.15% 11/15/46	1,000,000	915,802
Verizon Communications, Inc.:
2.1% 3/22/28	1,151,000	993,432
2.55% 3/21/31	1,065,000	871,157
3% 3/22/27	263,000	243,003
4.862% 8/21/46	1,250,000	1,128,826
5.012% 4/15/49	16,000	14,678
		7,832,808
Entertainment - 0.1%
The Walt Disney Co. 3.8% 3/22/30	2,050,000	1,906,128
Media - 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.4% 4/1/33	1,526,000	1,305,225
4.908% 7/23/25	945,000	924,688
5.25% 4/1/53	2,499,000	1,954,167
5.375% 5/1/47	2,000,000	1,593,308
5.5% 4/1/63	2,499,000	1,942,455
5.75% 4/1/48	861,000	719,054
Comcast Corp. 6.45% 3/15/37	365,000	400,038
Discovery Communications LLC:
3.625% 5/15/30	708,000	605,876
4.65% 5/15/50	1,913,000	1,402,926
Fox Corp.:
4.03% 1/25/24	216,000	213,167
4.709% 1/25/29	312,000	297,926
5.476% 1/25/39	308,000	283,044
Magallanes, Inc.:
3.428% 3/15/24 (b)	909,000	887,167
3.638% 3/15/25 (b)	498,000	475,013
3.755% 3/15/27 (b)	973,000	892,566
4.054% 3/15/29 (b)	337,000	301,364
4.279% 3/15/32 (b)	3,816,000	3,294,395
5.05% 3/15/42 (b)	738,000	597,880
5.141% 3/15/52 (b)	1,091,000	855,239
Time Warner Cable LLC:
6.75% 6/15/39	545,000	523,612
7.3% 7/1/38	2,420,000	2,425,433
		21,894,543
Wireless Telecommunication Services - 0.4%
Millicom International Cellular SA 6.25% 3/25/29 (b)	1,440,000	1,303,200
Rogers Communications, Inc.:
3.2% 3/15/27 (b)	1,051,000	966,361
3.8% 3/15/32 (b)	917,000	800,980
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	1,250,000	1,175,170
3.875% 4/15/30	2,100,000	1,904,169
4.375% 4/15/40	269,000	228,590
4.5% 4/15/50	528,000	437,994
		6,816,464
TOTAL COMMUNICATION SERVICES		38,449,943
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.1%
Volkswagen Group of America Finance LLC 3.125% 5/12/23 (b)	1,017,000	1,012,170
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
3.5% 7/1/27	353,000	332,870
3.6% 7/1/30	419,000	382,241
		715,111
Leisure Products - 0.0%
Hasbro, Inc. 3% 11/19/24	890,000	852,984
Specialty Retail - 0.3%
AutoNation, Inc. 4.75% 6/1/30	156,000	144,915
AutoZone, Inc.:
3.625% 4/15/25	239,000	230,607
4% 4/15/30	1,110,000	1,020,038
Lowe's Companies, Inc.:
3.35% 4/1/27	149,000	139,398
3.75% 4/1/32	459,000	406,602
4.25% 4/1/52	1,870,000	1,472,407
4.45% 4/1/62	2,116,000	1,657,604
4.5% 4/15/30	798,000	760,116
O'Reilly Automotive, Inc. 4.2% 4/1/30	246,000	230,619
		6,062,306
TOTAL CONSUMER DISCRETIONARY		8,642,571
CONSUMER STAPLES - 1.8%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,133,000	2,002,096
4.9% 2/1/46	4,500,000	4,127,734
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	900,000	819,580
4.35% 6/1/40	720,000	631,935
4.5% 6/1/50	1,000,000	880,818
4.75% 4/15/58	613,000	548,905
5.45% 1/23/39	800,000	797,364
5.55% 1/23/49	1,824,000	1,835,238
5.8% 1/23/59 (Reg. S)	1,933,000	1,998,584
Molson Coors Beverage Co. 5% 5/1/42	2,945,000	2,639,367
The Coca-Cola Co.:
3.375% 3/25/27	1,279,000	1,220,370
3.45% 3/25/30	713,000	655,724
		18,157,715
Food & Staples Retailing - 0.1%
Sysco Corp.:
5.95% 4/1/30	471,000	488,249
6.6% 4/1/50	710,000	779,111
		1,267,360
Food Products - 0.3%
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)	1,945,000	1,701,992
3% 5/15/32 (b)	1,955,000	1,490,384
3.625% 1/15/32 (b)	353,000	282,760
5.125% 2/1/28 (b)	735,000	698,603
5.5% 1/15/30 (b)	342,000	321,906
5.75% 4/1/33 (b)	1,515,000	1,413,071
		5,908,716
Tobacco - 0.5%
Altria Group, Inc.:
3.875% 9/16/46	1,521,000	1,018,735
4.25% 8/9/42	932,000	700,780
4.5% 5/2/43	632,000	482,341
4.8% 2/14/29	173,000	165,949
5.375% 1/31/44	1,137,000	991,824
5.95% 2/14/49	600,000	537,250
BAT Capital Corp.:
4.7% 4/2/27	1,252,000	1,209,895
4.906% 4/2/30	1,500,000	1,385,225
5.282% 4/2/50	1,500,000	1,198,598
Imperial Tobacco Finance PLC:
4.25% 7/21/25 (b)	1,564,000	1,503,574
6.125% 7/27/27 (b)	764,000	770,100
Reynolds American, Inc. 7.25% 6/15/37	75,000	78,034
		10,042,305
TOTAL CONSUMER STAPLES		35,376,096
ENERGY - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
Canadian Natural Resources Ltd.:
2.05% 7/15/25	5,400,000	4,986,717
3.85% 6/1/27	2,700,000	2,535,257
3.9% 2/1/25	525,000	508,080
5.85% 2/1/35	525,000	505,337
Cenovus Energy, Inc.:
3.75% 2/15/52	210,000	148,699
5.4% 6/15/47	244,000	219,652
6.75% 11/15/39	200,000	209,026
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	24,434
5.8% 6/1/45	10,000	9,901
DCP Midstream Operating LP:
3.875% 3/15/23	520,000	519,627
5.125% 5/15/29	659,000	634,335
5.85% 5/21/43 (b)(c)	2,820,000	2,790,672
Enbridge, Inc. 4.25% 12/1/26	525,000	503,469
Energy Transfer LP:
3.75% 5/15/30	481,000	426,709
4.2% 9/15/23	145,000	144,007
4.25% 3/15/23	195,000	194,934
4.5% 4/15/24	215,000	212,212
4.95% 6/15/28	494,000	477,111
5% 5/15/50	2,089,000	1,711,810
5.25% 4/15/29	350,000	341,347
5.4% 10/1/47	1,023,000	879,511
5.8% 6/15/38	275,000	257,658
6% 6/15/48	1,279,000	1,176,314
6.125% 12/15/45	100,000	93,602
6.25% 4/15/49	241,000	229,222
Exxon Mobil Corp. 3.482% 3/19/30	3,150,000	2,920,186
Hess Corp.:
4.3% 4/1/27	1,146,000	1,096,971
5.6% 2/15/41	549,000	512,786
5.8% 4/1/47	874,000	826,202
7.125% 3/15/33	201,000	215,986
7.3% 8/15/31	2,102,000	2,281,816
Kinder Morgan Energy Partners LP 6.55% 9/15/40	1,365,000	1,366,585
Kinder Morgan, Inc. 5.55% 6/1/45	415,000	375,243
MPLX LP:
4.5% 7/15/23	274,000	273,024
4.8% 2/15/29	175,000	168,087
4.875% 12/1/24	272,000	268,286
4.95% 9/1/32	1,463,000	1,374,909
5.5% 2/15/49	525,000	471,400
Occidental Petroleum Corp.:
5.55% 3/15/26	831,000	826,488
6.2% 3/15/40	700,000	682,500
6.45% 9/15/36	600,000	603,000
6.6% 3/15/46	807,000	821,227
7.5% 5/1/31	927,000	991,890
Ovintiv, Inc.:
5.15% 11/15/41	1,916,000	1,696,930
6.625% 8/15/37	350,000	348,138
7.375% 11/1/31	435,000	464,535
8.125% 9/15/30	1,083,000	1,186,323
Petroleos Mexicanos:
5.95% 1/28/31	3,510,000	2,674,796
6.35% 2/12/48	3,548,000	2,191,334
6.49% 1/23/27	570,000	517,332
6.5% 3/13/27	20,000	18,108
6.75% 9/21/47	5,720,000	3,684,252
6.84% 1/23/30	6,742,000	5,601,928
6.95% 1/28/60	989,000	633,726
7.69% 1/23/50	2,090,000	1,468,121
Phillips 66 Co. 3.85% 4/9/25	125,000	121,343
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	4,767,000	4,133,342
3.6% 11/1/24	266,000	257,389
Sabine Pass Liquefaction LLC 4.5% 5/15/30	1,622,000	1,519,398
The Williams Companies, Inc.:
3.5% 11/15/30	1,727,000	1,511,283
4.3% 3/4/24	2,000,000	1,974,668
4.55% 6/24/24	70,000	69,034
4.65% 8/15/32	1,526,000	1,421,833
5.3% 8/15/52	346,000	312,607
5.4% 3/2/26	823,000	823,039
5.75% 6/24/44	35,000	33,367
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	207,000	180,220
Western Gas Partners LP:
3.95% 6/1/25	174,000	165,300
4.5% 3/1/28	200,000	184,383
4.65% 7/1/26	138,000	131,100
4.75% 8/15/28	168,000	155,820
		69,295,878
FINANCIALS - 12.9%
Banks - 5.5%
Bank of America Corp.:
2.299% 7/21/32 (c)	1,880,000	1,470,246
3.5% 4/19/26	2,630,000	2,506,112
3.705% 4/24/28 (c)	528,000	491,164
4.376% 4/27/28 (c)	10,000,000	9,560,605
4.45% 3/3/26	245,000	238,198
5.015% 7/22/33 (c)	9,817,000	9,444,968
Barclays PLC:
2.852% 5/7/26 (c)	1,652,000	1,546,756
4.375% 1/12/26	900,000	869,835
5.088% 6/20/30 (c)	1,421,000	1,316,377
5.2% 5/12/26	1,318,000	1,283,434
BNP Paribas SA 2.219% 6/9/26 (b)(c)	1,520,000	1,403,880
Citigroup, Inc.:
3.352% 4/24/25 (c)	953,000	927,225
4.3% 11/20/26	6,314,000	6,054,488
4.4% 6/10/25	2,266,000	2,217,136
4.412% 3/31/31 (c)	2,221,000	2,064,490
4.45% 9/29/27	4,372,000	4,175,270
4.91% 5/24/33 (c)	624,000	591,354
5.5% 9/13/25	566,000	567,030
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)	517,000	436,610
First Citizens Bank & Trust Co.:
3.929% 6/19/24 (c)	270,000	268,390
6.125% 3/9/28	210,000	215,126
HSBC Holdings PLC 4.95% 3/31/30	298,000	287,136
Intesa Sanpaolo SpA:
4.198% 6/1/32 (b)(c)	242,000	182,335
5.017% 6/26/24 (b)	200,000	193,174
5.71% 1/15/26 (b)	3,773,000	3,611,561
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	880,000	739,028
3.797% 7/23/24 (c)	35,000	34,747
3.882% 7/24/38 (c)	1,000,000	833,560
4.323% 4/26/28 (c)	5,000,000	4,793,426
4.452% 12/5/29 (c)	5,500,000	5,211,948
4.493% 3/24/31 (c)	3,000,000	2,830,523
4.586% 4/26/33 (c)	2,682,000	2,499,569
4.912% 7/25/33 (c)	6,834,000	6,543,623
5.717% 9/14/33 (c)	2,700,000	2,682,965
NatWest Group PLC:
3.073% 5/22/28 (c)	951,000	858,039
5.125% 5/28/24	1,000,000	991,815
5.847% 3/2/27 (c)	3,394,000	3,395,724
NatWest Markets PLC 2.375% 5/21/23 (b)	1,767,000	1,754,834
Rabobank Nederland 4.375% 8/4/25	500,000	484,338
Societe Generale:
1.038% 6/18/25 (b)(c)	3,800,000	3,556,433
1.488% 12/14/26 (b)(c)	1,953,000	1,730,281
Synchrony Bank:
5.4% 8/22/25	1,384,000	1,362,009
5.625% 8/23/27	1,253,000	1,225,431
Wells Fargo & Co.:
2.406% 10/30/25 (c)	927,000	879,271
3.526% 3/24/28 (c)	2,047,000	1,895,518
4.478% 4/4/31 (c)	3,026,000	2,846,032
4.897% 7/25/33 (c)	4,711,000	4,499,648
5.013% 4/4/51 (c)	2,880,000	2,650,537
Westpac Banking Corp. 4.11% 7/24/34 (c)	744,000	657,984
		106,880,183
Capital Markets - 3.3%
Affiliated Managers Group, Inc. 4.25% 2/15/24	390,000	384,142
Ares Capital Corp.:
3.875% 1/15/26	2,603,000	2,414,918
4.2% 6/10/24	1,716,000	1,679,159
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	2,086,000	1,890,010
3.75% 3/26/25	1,200,000	1,096,212
3.8% 6/9/23	1,250,000	1,235,000
3.869% 1/12/29 (b)(c)	1,570,000	1,287,685
4.194% 4/1/31 (b)(c)	2,010,000	1,594,084
4.207% 6/12/24 (b)(c)	500,000	492,647
4.55% 4/17/26	388,000	346,633
6.537% 8/12/33 (b)(c)	5,000,000	4,489,952
Deutsche Bank AG 4.5% 4/1/25	3,804,000	3,667,933
Deutsche Bank AG New York Branch:
4.1% 1/13/26	1,100,000	1,052,129
5.882% 7/8/31 (c)	5,000,000	4,590,495
6.72% 1/18/29 (c)	980,000	990,380
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	1,922,000	1,509,577
3.102% 2/24/33 (c)	1,472,000	1,213,315
3.691% 6/5/28 (c)	4,660,000	4,328,491
3.75% 5/22/25	525,000	507,250
3.8% 3/15/30	3,630,000	3,294,144
3.814% 4/23/29 (c)	1,025,000	940,854
4.017% 10/31/38 (c)	1,000,000	826,013
4.223% 5/1/29 (c)	2,500,000	2,340,441
6.75% 10/1/37	278,000	295,917
Moody's Corp.:
3.25% 1/15/28	10,000	9,192
3.75% 3/24/25	1,044,000	1,009,753
4.875% 2/15/24	9,000	8,941
Morgan Stanley:
3.125% 7/27/26	2,621,000	2,439,079
3.622% 4/1/31 (c)	2,099,000	1,858,604
3.737% 4/24/24 (c)	2,500,000	2,492,640
4.431% 1/23/30 (c)	2,242,000	2,110,513
4.889% 7/20/33 (c)	4,447,000	4,222,492
5% 11/24/25	5,722,000	5,662,696
UBS Group AG:
1.494% 8/10/27 (b)(c)	1,190,000	1,031,306
4.125% 9/24/25 (b)	500,000	483,867
		63,796,464
Consumer Finance - 2.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	2,378,000	2,206,015
2.45% 10/29/26	868,000	765,204
2.875% 8/14/24	1,196,000	1,137,261
3% 10/29/28	909,000	774,570
3.3% 1/30/32	972,000	777,831
4.45% 4/3/26	561,000	533,128
4.875% 1/16/24	843,000	834,714
6.5% 7/15/25	731,000	733,497
Ally Financial, Inc.:
1.45% 10/2/23	462,000	450,298
3.05% 6/5/23	1,940,000	1,926,837
4.75% 6/9/27	2,500,000	2,381,990
5.125% 9/30/24	465,000	460,936
5.75% 11/20/25	1,560,000	1,527,057
5.8% 5/1/25	1,072,000	1,072,708
7.1% 11/15/27	2,060,000	2,138,669
8% 11/1/31	549,000	594,285
Capital One Financial Corp.:
2.6% 5/11/23	1,522,000	1,514,525
2.636% 3/3/26 (c)	1,062,000	998,385
3.273% 3/1/30 (c)	1,358,000	1,170,852
3.65% 5/11/27	2,746,000	2,557,510
3.8% 1/31/28	877,000	812,034
4.927% 5/10/28 (c)	2,786,000	2,697,502
4.985% 7/24/26 (c)	1,448,000	1,424,557
5.247% 7/26/30 (c)	2,210,000	2,119,090
Discover Financial Services:
3.95% 11/6/24	4,380,000	4,262,905
4.1% 2/9/27	284,000	269,106
4.5% 1/30/26	803,000	777,346
6.7% 11/29/32	361,000	372,994
Ford Motor Credit Co. LLC:
4.063% 11/1/24	4,206,000	4,043,860
5.584% 3/18/24	1,113,000	1,105,209
Synchrony Financial:
3.95% 12/1/27	3,042,000	2,765,332
4.375% 3/19/24	1,056,000	1,041,344
5.15% 3/19/29	1,958,000	1,842,497
Toyota Motor Credit Corp. 2.9% 3/30/23	1,619,000	1,616,098
		49,706,146
Diversified Financial Services - 1.1%
Blackstone Private Credit Fund:
4.7% 3/24/25	3,937,000	3,797,183
7.05% 9/29/25 (b)	1,775,000	1,781,348
Brixmor Operating Partnership LP:
3.85% 2/1/25	2,100,000	2,013,268
4.05% 7/1/30	1,055,000	932,722
4.125% 5/15/29	1,000,000	900,783
Corebridge Financial, Inc.:
3.5% 4/4/25 (b)	445,000	425,642
3.65% 4/5/27 (b)	1,551,000	1,447,156
3.85% 4/5/29 (b)	623,000	562,758
3.9% 4/5/32 (b)	741,000	648,384
4.35% 4/5/42 (b)	169,000	139,299
4.4% 4/5/52 (b)	498,000	396,985
Equitable Holdings, Inc. 3.9% 4/20/23	72,000	71,812
Jackson Financial, Inc.:
5.17% 6/8/27	682,000	675,256
5.67% 6/8/32	861,000	841,194
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	5,175,000	5,113,238
Pine Street Trust I 4.572% 2/15/29 (b)	1,030,000	971,348
Pine Street Trust II 5.568% 2/15/49 (b)	1,000,000	890,976
		21,609,352
Insurance - 0.5%
AIA Group Ltd. 3.375% 4/7/30 (b)	1,502,000	1,354,156
American International Group, Inc. 2.5% 6/30/25	1,934,000	1,820,427
Five Corners Funding Trust II 2.85% 5/15/30 (b)	2,287,000	1,931,595
Marsh & McLennan Companies, Inc. 4.375% 3/15/29	678,000	645,499
Pacific LifeCorp 5.125% 1/30/43 (b)	950,000	884,182
Pricoa Global Funding I 5.375% 5/15/45 (c)	1,045,000	1,014,361
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	400,000	380,000
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	80,000	77,975
Unum Group:
3.875% 11/5/25	50,000	47,298
4% 6/15/29	852,000	779,751
		8,935,244
TOTAL FINANCIALS		250,927,389
HEALTH CARE - 1.3%
Biotechnology - 0.2%
Amgen, Inc.:
5.15% 3/2/28 (d)	907,000	903,411
5.25% 3/2/30 (d)	828,000	823,961
5.25% 3/2/33 (d)	934,000	927,493
5.6% 3/2/43 (d)	888,000	876,930
5.65% 3/2/53 (d)	441,000	437,370
5.75% 3/2/63 (d)	804,000	792,907
		4,762,072
Health Care Providers & Services - 0.7%
Centene Corp.:
2.45% 7/15/28	1,670,000	1,399,493
2.625% 8/1/31	800,000	623,370
3.375% 2/15/30	815,000	687,680
4.25% 12/15/27	880,000	813,164
4.625% 12/15/29	1,370,000	1,252,855
Cigna Group:
3.05% 10/15/27	500,000	457,268
4.375% 10/15/28	884,000	848,821
4.8% 8/15/38	550,000	506,586
CVS Health Corp.:
3% 8/15/26	125,000	115,982
3.625% 4/1/27	375,000	352,640
4.78% 3/25/38	2,092,000	1,900,452
HCA Holdings, Inc.:
3.5% 9/1/30	709,000	609,602
3.625% 3/15/32 (b)	195,000	164,841
5.625% 9/1/28	1,054,000	1,042,218
5.875% 2/1/29	981,000	980,614
Humana, Inc. 3.7% 3/23/29	585,000	530,741
Sabra Health Care LP 3.2% 12/1/31	1,971,000	1,464,405
Toledo Hospital 5.325% 11/15/28	319,000	262,952
		14,013,684
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	3,209,000	3,103,730
Elanco Animal Health, Inc.:
5.772% 8/28/23	459,000	457,320
6.4% 8/28/28 (c)	194,000	185,245
Mylan NV 4.55% 4/15/28	450,000	419,520
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,370,000	1,281,201
Viatris, Inc.:
1.65% 6/22/25	197,000	179,323
2.7% 6/22/30	1,003,000	795,150
3.85% 6/22/40	437,000	298,053
		6,719,542
TOTAL HEALTH CARE		25,495,298
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	1,040,000	1,012,029
The Boeing Co.:
5.04% 5/1/27	723,000	712,123
5.15% 5/1/30	723,000	699,623
5.705% 5/1/40	720,000	685,454
5.805% 5/1/50	700,000	665,858
5.93% 5/1/60	720,000	672,350
		4,447,437
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3.375% 7/1/25	1,294,000	1,220,102
3.875% 7/3/23	877,000	872,537
4.25% 2/1/24	977,000	963,187
		3,055,826
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	380,000	367,449
4.25% 4/15/26 (b)	290,000	269,119
4.375% 5/1/26 (b)	880,000	818,651
5.25% 5/15/24 (b)	730,000	718,368
		2,173,587
TOTAL INDUSTRIALS		9,676,850
INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp.:
5.45% 6/15/23	214,000	213,850
5.85% 7/15/25	263,000	264,594
6.02% 6/15/26	258,000	261,176
6.1% 7/15/27	483,000	496,311
6.2% 7/15/30	418,000	424,412
		1,660,343
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom, Inc.:
1.95% 2/15/28 (b)	351,000	297,473
2.45% 2/15/31 (b)	3,421,000	2,710,766
2.6% 2/15/33 (b)	3,032,000	2,291,532
3.5% 2/15/41 (b)	2,410,000	1,724,628
3.75% 2/15/51 (b)	1,131,000	788,335
		7,812,734
Software - 0.3%
Oracle Corp.:
1.65% 3/25/26	1,241,000	1,109,329
2.3% 3/25/28	1,961,000	1,701,793
2.8% 4/1/27	1,423,000	1,290,709
2.875% 3/25/31	2,460,000	2,039,505
		6,141,336
TOTAL INFORMATION TECHNOLOGY		15,614,413
MATERIALS - 0.1%
Chemicals - 0.1%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (b)	1,206,000	1,198,600
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	857,000	830,934
American Homes 4 Rent LP:
2.375% 7/15/31	153,000	120,287
3.625% 4/15/32	681,000	575,335
Boston Properties, Inc.:
3.25% 1/30/31	792,000	660,791
4.5% 12/1/28	605,000	561,436
6.75% 12/1/27	1,120,000	1,162,470
Corporate Office Properties LP:
2.25% 3/15/26	348,000	310,347
2.75% 4/15/31	235,000	176,936
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	260,000	221,451
3.5% 8/1/26	270,000	250,989
Healthpeak Properties, Inc.:
3.25% 7/15/26	113,000	105,800
3.5% 7/15/29	129,000	114,906
Hudson Pacific Properties LP 4.65% 4/1/29	1,473,000	1,251,288
Invitation Homes Operating Partnership LP 4.15% 4/15/32	1,026,000	902,540
Kite Realty Group Trust 4.75% 9/15/30	79,000	70,710
LXP Industrial Trust (REIT) 2.7% 9/15/30	387,000	309,632
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	1,242,000	887,787
3.375% 2/1/31	701,000	552,400
3.625% 10/1/29	1,155,000	957,818
4.375% 8/1/23	343,000	340,995
4.75% 1/15/28	3,349,000	3,141,150
4.95% 4/1/24	2,400,000	2,359,022
Piedmont Operating Partnership LP 2.75% 4/1/32	297,000	209,362
Realty Income Corp.:
2.2% 6/15/28	172,000	148,481
2.85% 12/15/32	211,000	173,308
3.25% 1/15/31	213,000	185,652
3.4% 1/15/28	320,000	296,418
Simon Property Group LP 2.45% 9/13/29	333,000	278,909
Store Capital Corp.:
2.75% 11/18/30	424,000	320,236
4.625% 3/15/29	315,000	277,952
Sun Communities Operating LP:
2.3% 11/1/28	341,000	288,297
2.7% 7/15/31	880,000	702,049
Ventas Realty LP:
3% 1/15/30	1,531,000	1,301,338
3.5% 2/1/25	1,265,000	1,214,587
4% 3/1/28	218,000	201,386
4.75% 11/15/30	2,100,000	1,979,624
VICI Properties LP:
4.375% 5/15/25	176,000	169,381
4.75% 2/15/28	1,390,000	1,311,229
4.95% 2/15/30	2,092,000	1,953,107
5.125% 5/15/32	485,000	450,007
Vornado Realty LP 2.15% 6/1/26	374,000	320,442
WP Carey, Inc.:
3.85% 7/15/29	246,000	223,714
4% 2/1/25	489,000	477,020
4.6% 4/1/24	1,250,000	1,234,117
		29,581,640
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 11/15/27	421,000	355,163
4.1% 10/1/24	995,000	956,895
4.55% 10/1/29	260,000	215,490
7.55% 3/15/28	1,521,000	1,491,231
CBRE Group, Inc. 2.5% 4/1/31	1,070,000	869,509
Tanger Properties LP:
2.75% 9/1/31	897,000	665,343
3.125% 9/1/26	2,775,000	2,518,685
		7,072,316
TOTAL REAL ESTATE		36,653,956
UTILITIES - 1.5%
Electric Utilities - 0.9%
Alabama Power Co. 3.05% 3/15/32	1,447,000	1,232,277
Cleco Corporate Holdings LLC:
3.375% 9/15/29	2,173,000	1,834,599
3.743% 5/1/26	1,337,000	1,254,642
Duke Energy Corp. 2.45% 6/1/30	565,000	464,056
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	276,000	219,414
2.775% 1/7/32 (b)	935,000	735,374
Edison International 5.75% 6/15/27	2,985,000	2,998,010
Entergy Corp. 2.8% 6/15/30	580,000	485,978
Exelon Corp.:
2.75% 3/15/27	320,000	290,122
3.35% 3/15/32	389,000	332,144
4.05% 4/15/30	7,865,000	7,213,305
4.1% 3/15/52	288,000	228,790
FirstEnergy Corp. 7.375% 11/15/31	1,154,000	1,294,211
IPALCO Enterprises, Inc. 3.7% 9/1/24	172,000	166,130
		18,749,052
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.:
3.3% 7/15/25 (b)	3,530,000	3,312,708
3.95% 7/15/30 (b)	2,288,000	2,003,144
		5,315,852
Multi-Utilities - 0.3%
Berkshire Hathaway Energy Co. 4.05% 4/15/25	2,556,000	2,500,139
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	165,000	147,468
NiSource, Inc. 2.95% 9/1/29	1,708,000	1,474,162
Puget Energy, Inc.:
4.1% 6/15/30	683,000	613,234
4.224% 3/15/32	1,329,000	1,175,095
		5,910,098
TOTAL UTILITIES		29,975,002
TOTAL NONCONVERTIBLE BONDS (Cost $573,125,993)		521,305,996

U.S. Treasury Obligations - 30.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	8,834,000	5,591,301
1.75% 8/15/41	11,769,000	8,155,549
1.875% 11/15/51	34,881,000	22,686,275
2% 11/15/41	11,400,000	8,239,617
2% 8/15/51	74,158,000	49,845,184
2.25% 2/15/52	24,090,000	17,176,358
2.875% 5/15/52	20,540,000	16,819,532
3% 2/15/47	24,645,000	20,513,112
3.25% 5/15/42	9,100,000	8,043,191
3.625% 2/15/53	10,384,000	9,885,893
U.S. Treasury Notes:
0.875% 9/30/26	421,700	373,040
1.25% 5/31/28	35,952,000	31,047,923
1.75% 1/31/29	29,322,000	25,680,803
2.5% 3/31/27	40,000,000	37,306,250
2.625% 7/31/29	504,000	462,144
2.75% 4/30/27	700,000	658,848
2.75% 8/15/32	51,025,000	46,368,969
2.875% 4/30/29 (e)	5,411,700	5,045,142
2.875% 5/15/32	51,215,400	47,102,163
3.125% 8/31/29	29,510,000	27,867,354
3.5% 1/31/30	25,000,000	24,144,531
3.875% 1/15/26	6,500,000	6,388,281
3.875% 9/30/29	25,000,000	24,664,063
3.875% 11/30/29	29,650,000	29,270,109
3.875% 12/31/29	100,000,000	98,781,241
4.125% 11/15/32	15,000,000	15,239,063
4.375% 10/31/24	1,400,000	1,386,875
TOTAL U.S. TREASURY OBLIGATIONS (Cost $681,544,517)		588,742,811

U.S. Government Agency - Mortgage Securities - 18.4%
	Principal Amount (a)	Value ($)
Fannie Mae - 4.8%
12 month U.S. LIBOR + 1.360% 3.615% 10/1/35 (c)(f)	2,987	2,995
12 month U.S. LIBOR + 1.440% 1.945% 4/1/37 (c)(f)	701	701
12 month U.S. LIBOR + 1.460% 3.85% 1/1/35 (c)(f)	5,214	5,217
12 month U.S. LIBOR + 1.480% 3.796% 7/1/34 (c)(f)	440	444
12 month U.S. LIBOR + 1.550% 3.2% 5/1/44 (c)(f)	716	725
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (c)(f)	1,772	1,800
12 month U.S. LIBOR + 1.560% 2.065% 3/1/37 (c)(f)	5,581	5,606
12 month U.S. LIBOR + 1.570% 2.554% 4/1/44 (c)(f)	2,183	2,194
12 month U.S. LIBOR + 1.580% 2.08% 4/1/44 (c)(f)	823	826
12 month U.S. LIBOR + 1.580% 3.83% 1/1/44 (c)(f)	1,141	1,147
12 month U.S. LIBOR + 1.620% 3.584% 3/1/33 (c)(f)	4,987	4,999
12 month U.S. LIBOR + 1.620% 3.871% 5/1/35 (c)(f)	1,422	1,436
12 month U.S. LIBOR + 1.630% 3.491% 11/1/36 (c)(f)	2,430	2,451
12 month U.S. LIBOR + 1.630% 3.815% 9/1/36 (c)(f)	485	490
12 month U.S. LIBOR + 1.640% 3.274% 5/1/36 (c)(f)	1,236	1,252
12 month U.S. LIBOR + 1.640% 3.895% 6/1/47 (c)(f)	7,603	7,705
12 month U.S. LIBOR + 1.680% 3.76% 7/1/43 (c)(f)	12,946	13,120
12 month U.S. LIBOR + 1.700% 3.186% 6/1/42 (c)(f)	9,334	9,506
12 month U.S. LIBOR + 1.730% 3.442% 5/1/36 (c)(f)	2,753	2,802
12 month U.S. LIBOR + 1.730% 3.854% 3/1/40 (c)(f)	5,593	5,652
12 month U.S. LIBOR + 1.750% 3.701% 7/1/35 (c)(f)	4,008	4,032
12 month U.S. LIBOR + 1.750% 4% 8/1/41 (c)(f)	2,148	2,186
12 month U.S. LIBOR + 1.770% 4.071% 2/1/37 (c)(f)	15,430	15,553
12 month U.S. LIBOR + 1.800% 4.048% 12/1/40 (c)(f)	43,326	43,982
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (c)(f)	4,209	4,293
12 month U.S. LIBOR + 1.800% 4.055% 1/1/42 (c)(f)	27,063	27,361
12 month U.S. LIBOR + 1.810% 2.521% 2/1/42 (c)(f)	16,031	16,230
12 month U.S. LIBOR + 1.810% 4.051% 7/1/41 (c)(f)	5,976	6,115
12 month U.S. LIBOR + 1.810% 4.06% 12/1/39 (c)(f)	1,204	1,214
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (c)(f)	3,068	3,122
12 month U.S. LIBOR + 1.820% 2.792% 2/1/35 (c)(f)	1,962	1,976
12 month U.S. LIBOR + 1.830% 4.08% 10/1/41 (c)(f)	2,507	2,493
12 month U.S. LIBOR + 1.850% 2.429% 4/1/36 (c)(f)	9,704	9,799
12 month U.S. LIBOR + 1.890% 3.586% 8/1/35 (c)(f)	8,523	8,640
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (c)(f)	2,211	2,266
6 month U.S. LIBOR + 1.500% 3.727% 1/1/35 (c)(f)	1,581	1,585
6 month U.S. LIBOR + 1.510% 5.523% 2/1/33 (c)(f)	193	196
6 month U.S. LIBOR + 1.530% 3.258% 12/1/34 (c)(f)	552	552
6 month U.S. LIBOR + 1.550% 4.275% 9/1/33 (c)(f)	14,468	14,742
6 month U.S. LIBOR + 1.960% 3.434% 9/1/35 (c)(f)	310	314
U.S. TREASURY 1 YEAR INDEX + 2.180% 4.056% 7/1/36 (c)(f)	1,344	1,356
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (c)(f)	611	620
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.395% 6/1/36 (c)(f)	1,022	1,040
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.407% 10/1/33 (c)(f)	1,174	1,194
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.982% 7/1/34 (c)(f)	1,560	1,591
1.5% 1/1/36 to 11/1/41	3,059,695	2,560,099
2% 2/1/28 to 3/1/52	22,821,718	18,927,232
2% 8/1/51	190,742	155,695
2.5% 1/1/28 to 2/1/52	33,599,955	29,103,139
3% 8/1/32 to 2/1/52	18,490,953	16,598,460
3.5% 5/1/36 to 3/1/52	7,070,433	6,523,608
4% 3/1/36 to 9/1/52	8,180,812	7,783,702
4.5% to 4.5% 6/1/24 to 9/1/52	4,676,152	4,551,867
5% 7/1/33 to 12/1/52	3,279,231	3,261,666
5.264% 8/1/41 (c)	31,866	31,831
5.5% 12/1/23 to 12/1/52	2,599,195	2,603,134
6% to 6% 9/1/29 to 12/1/52	1,601,337	1,628,229
6.5% 12/1/23 to 8/1/36	231,103	239,221
6.67% 2/1/39 (c)	16,829	17,120
7% to 7% 3/1/24 to 6/1/32	6,358	6,569
7.5% 3/1/26 to 11/1/31	5,225	5,383
TOTAL FANNIE MAE		94,240,475
Freddie Mac - 4.1%
12 month U.S. LIBOR + 1.320% 3.575% 1/1/36 (c)(f)	3,106	3,070
12 month U.S. LIBOR + 1.370% 3.634% 3/1/36 (c)(f)	2,769	2,752
12 month U.S. LIBOR + 1.500% 3.824% 3/1/36 (c)(f)	1,613	1,609
12 month U.S. LIBOR + 1.660% 4.04% 7/1/36 (c)(f)	10,308	10,286
12 month U.S. LIBOR + 1.750% 4% 12/1/40 (c)(f)	18,641	18,708
12 month U.S. LIBOR + 1.750% 4% 7/1/41 (c)(f)	4,255	4,319
12 month U.S. LIBOR + 1.750% 4% 9/1/41 (c)(f)	54,029	54,567
12 month U.S. LIBOR + 1.860% 3.239% 4/1/36 (c)(f)	1,092	1,106
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (c)(f)	1,170	1,187
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (c)(f)	4,726	4,777
12 month U.S. LIBOR + 1.880% 4.13% 10/1/41 (c)(f)	35,734	36,121
12 month U.S. LIBOR + 1.900% 3.966% 10/1/42 (c)(f)	22,122	22,341
12 month U.S. LIBOR + 1.910% 3.22% 5/1/41 (c)(f)	9,401	9,539
12 month U.S. LIBOR + 1.910% 3.568% 5/1/41 (c)(f)	9,641	9,819
12 month U.S. LIBOR + 1.910% 3.791% 6/1/41 (c)(f)	11,806	12,031
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (c)(f)	3,064	3,127
12 month U.S. LIBOR + 2.020% 2.93% 4/1/38 (c)(f)	943	956
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (c)(f)	40	40
12 month U.S. LIBOR + 2.040% 4.265% 7/1/36 (c)(f)	10,350	10,546
12 month U.S. LIBOR + 2.200% 4.45% 12/1/36 (c)(f)	1,859	1,885
6 month U.S. LIBOR + 1.580% 5.08% 12/1/35 (c)(f)	6	6
6 month U.S. LIBOR + 1.660% 3.165% 1/1/37 (c)(f)	2,495	2,495
6 month U.S. LIBOR + 1.660% 5.54% 7/1/35 (c)(f)	1,815	1,837
6 month U.S. LIBOR + 1.880% 3.488% 10/1/36 (c)(f)	18,342	18,437
6 month U.S. LIBOR + 1.990% 4% 10/1/35 (c)(f)	9,300	9,363
6 month U.S. LIBOR + 2.010% 4.76% 5/1/37 (c)(f)	1,703	1,744
6 month U.S. LIBOR + 2.020% 5.51% 6/1/37 (c)(f)	3,778	3,862
6 month U.S. LIBOR + 2.680% 5.679% 10/1/35 (c)(f)	1,631	1,691
U.S. TREASURY 1 YEAR INDEX + 2.030% 3.174% 6/1/33 (c)(f)	13,804	13,881
U.S. TREASURY 1 YEAR INDEX + 2.230% 3.067% 4/1/34 (c)(f)	4,263	4,319
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.229% 6/1/33 (c)(f)	3,995	4,032
U.S. TREASURY 1 YEAR INDEX + 2.430% 4.392% 3/1/35 (c)(f)	7,038	7,153
U.S. TREASURY 1 YEAR INDEX + 2.540% 4.046% 7/1/35 (c)(f)	11,931	12,201
1.5% 4/1/37 to 3/1/51	4,504,087	3,766,566
2% 4/1/41 to 6/1/52	15,509,026	12,716,250
2.5% 1/1/28 to 3/1/52	11,538,389	10,039,936
3% 6/1/31 to 3/1/52	4,775,254	4,268,460
3.5% 3/1/32 to 12/1/52	26,198,984	24,004,476
4% 1/1/36 to 10/1/52	4,113,751	3,949,405
4% 4/1/48	1,150	1,100
4.5% 7/1/25 to 10/1/52	8,172,015	7,893,502
5% 8/1/33 to 1/1/53	10,787,112	10,651,327
5.5% 10/1/52 to 1/1/53	1,787,229	1,785,930
6% 1/1/24 to 12/1/37	31,357	32,105
6.5% 1/1/32 to 1/1/53	542,012	557,889
7% 8/1/26 to 9/1/36	12,344	12,903
7.5% 1/1/27	19	20
8% 7/1/24 to 8/1/30	180	189
8.5% 8/1/27	116	119
TOTAL FREDDIE MAC		79,969,984
Ginnie Mae - 2.8%
3.5% 11/20/41 to 12/20/49	1,092,871	1,025,655
4% 8/15/39 to 6/20/49	2,649,778	2,549,895
4.5% 6/20/33 to 6/20/41	710,877	698,297
5.5% 10/15/35 to 9/15/39	21,308	21,753
7% to 7% 4/15/28 to 8/15/32	5,544	5,738
7.5% to 7.5% 6/15/23 to 1/15/31	1,432	1,471
8% 12/15/23 to 7/15/27	179	181
8.5% 8/15/29 to 7/15/30	55	58
2% 12/20/50 to 4/20/51	3,873,096	3,265,487
2% 3/1/53 (d)	1,450,000	1,215,350
2% 3/1/53 (d)	5,550,000	4,651,857
2% 3/1/53 (d)	1,700,000	1,424,893
2% 3/1/53 (d)	1,100,000	921,990
2% 3/1/53 (d)	1,400,000	1,173,442
2% 3/1/53 (d)	2,150,000	1,802,071
2% 3/1/53 (d)	950,000	796,264
2% 3/1/53 (d)	950,000	796,264
2% 4/1/53 (d)	5,500,000	4,614,890
2% 4/1/53 (d)	4,150,000	3,482,144
2.5% 7/20/51 to 12/20/51	1,733,328	1,504,536
2.5% 3/1/53 (d)	2,550,000	2,205,147
2.5% 3/1/53 (d)	5,050,000	4,367,055
2.5% 3/1/53 (d)	2,000,000	1,729,527
2.5% 3/1/53 (d)	1,700,000	1,470,098
3% 5/15/42 to 2/20/50	448,415	406,713
3% 3/1/53 (d)	2,350,000	2,096,326
3% 3/1/53 (d)	1,600,000	1,427,286
3% 3/1/53 (d)	3,200,000	2,854,571
3% 3/1/53 (d)	2,000,000	1,784,107
3.5% 3/1/53 (d)	1,200,000	1,103,043
3.5% 3/1/53 (d)	2,000,000	1,838,406
3.5% 3/1/53 (d)	1,425,000	1,309,864
3.5% 3/1/53 (d)	1,625,000	1,493,705
5% 9/20/33 to 4/20/48	395,497	397,324
5.47% 8/20/59 (c)(g)	169	157
6% 11/20/31 to 5/15/40	231,326	238,048
6.5% 3/20/31 to 9/15/34	727	752
TOTAL GINNIE MAE		54,674,365
Uniform Mortgage Backed Securities - 6.7%
1.5% 3/1/38 (d)	2,200,000	1,901,851
1.5% 3/1/38 (d)	2,200,000	1,901,851
1.5% 4/1/38 (d)	1,300,000	1,125,497
1.5% 4/1/38 (d)	1,300,000	1,125,497
1.5% 3/1/53 (d)	4,200,000	3,242,989
1.5% 3/1/53 (d)	2,600,000	2,007,565
2% 3/1/38 (d)	3,400,000	3,017,565
2% 3/1/38 (d)	2,250,000	1,996,918
2% 3/1/38 (d)	1,000,000	887,519
2% 4/1/38 (d)	4,300,000	3,821,035
2% 4/1/38 (d)	2,350,000	2,088,240
2% 3/1/53 (d)	2,300,000	1,872,785
2% 3/1/53 (d)	11,500,000	9,363,923
2% 3/1/53 (d)	6,450,000	5,251,940
2% 3/1/53 (d)	1,300,000	1,058,530
2% 3/1/53 (d)	9,850,000	8,020,404
2% 3/1/53 (d)	900,000	732,829
2% 4/1/53 (d)	750,000	611,423
2% 4/1/53 (d)	11,100,000	9,049,062
2% 4/1/53 (d)	6,450,000	5,258,239
2.5% 3/1/53 (d)	9,400,000	7,963,571
2.5% 3/1/53 (d)	7,300,000	6,184,475
2.5% 3/1/53 (d)	3,800,000	3,219,316
2.5% 4/1/53 (d)	2,400,000	2,035,315
3% 3/1/53 (d)	4,450,000	3,914,086
3% 3/1/53 (d)	3,100,000	2,726,667
3% 3/1/53 (d)	3,300,000	2,902,581
3% 3/1/53 (d)	1,300,000	1,143,441
3% 4/1/53 (d)	6,550,000	5,766,300
3% 4/1/53 (d)	2,150,000	1,892,755
3.5% 3/1/53 (d)	200,000	182,094
3.5% 3/1/53 (d)	10,800,000	9,833,070
4% 3/1/53 (d)	1,900,000	1,782,140
4% 3/1/53 (d)	600,000	562,781
4% 3/1/53 (d)	650,000	609,680
4% 3/1/53 (d)	650,000	609,680
4% 3/1/53 (d)	1,000,000	937,969
4% 3/1/53 (d)	1,000,000	937,969
4.5% 3/1/53 (d)	400,000	385,109
4.5% 3/1/53 (d)	650,000	625,803
5% 3/1/53 (d)	3,400,000	3,341,030
5.5% 3/1/53 (d)	1,550,000	1,547,275
5.5% 3/1/53 (d)	1,850,000	1,846,748
5.5% 3/1/53 (d)	1,950,000	1,946,572
5.5% 4/1/53 (d)	1,850,000	1,845,880
6.5% 3/1/53 (d)	500,000	512,068
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		129,590,037
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $372,120,817)		358,474,861

Asset-Backed Securities - 5.3%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	320,005	202,407
Series 2019-1 Class A, 3.844% 5/15/39 (b)	359,312	253,064
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	944,530	730,479
Class B, 4.458% 10/16/39 (b)	220,258	72,575
Series 2021-1A Class A, 2.95% 11/16/41 (b)	1,159,369	1,017,165
Series 2021-2A Class A, 2.798% 1/15/47 (b)	2,149,531	1,812,133
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (b)	1,509,099	1,448,268
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 1/15/32 (b)(c)(f)	365,000	360,437
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 5.9224% 10/17/34 (b)(c)(f)	869,000	854,261
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 5.7977% 4/20/34 (b)(c)(f)	1,972,000	1,933,473
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 6.139% 7/20/35 (b)(c)(f)	1,188,000	1,174,538
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 5.9477% 7/20/34 (b)(c)(f)	992,000	971,715
American Money Management Corp. Series 2012-11A Class A1R2, 3 month U.S. LIBOR + 1.010% 5.8124% 4/30/31 (b)(c)(f)	1,700,000	1,679,988
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	321,485	264,817
Class B, 4.335% 1/16/40 (b)	138,939	61,210
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 6.1124% 10/15/32 (b)(c)(f)	1,101,000	1,090,183
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 5.8477% 4/25/34 (b)(c)(f)	657,000	643,489
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 5.9224% 7/15/34 (b)(c)(f)	1,286,000	1,268,973
Ares LVIII CLO LLC Series 2022-58A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.9876% 1/15/35 (b)(c)(f)	1,808,000	1,776,579
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 5.8624% 4/15/34 (b)(c)(f)	1,398,000	1,370,599
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 6.0424% 4/17/33 (b)(c)(f)	460,000	454,912
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 10/15/36 (b)(c)(f)	860,000	846,127
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 5.8377% 4/25/34 (b)(c)(f)	1,437,000	1,411,837
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 6.0277% 1/20/32 (b)(c)(f)	1,680,000	1,666,600
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 5.9576% 1/17/35 (b)(c)(f)	1,857,000	1,845,958
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.9224% 1/15/35 (b)(c)(f)	1,299,000	1,274,426
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	1,945,892	1,646,171
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 5.7824% 4/15/29 (b)(c)(f)	1,285,478	1,274,755
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	729,486	636,506
Class B, 5.095% 4/15/39 (b)	488,890	349,576
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	279,282	244,067
Series 2021-1A Class A, 3.474% 1/15/46 (b)	316,670	289,753
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 5.9077% 10/20/32 (b)(c)(f)	1,037,000	1,022,453
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.959% 4/20/35 (b)(c)(f)	1,721,000	1,701,308
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 5.9477% 10/25/34 (b)(c)(f)	838,000	820,153
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 5.8577% 4/20/34 (b)(c)(f)	1,199,000	1,165,248
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 5.9777% 10/20/34 (b)(c)(f)	1,364,000	1,333,512
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 6.0077% 4/20/34 (b)(c)(f)	1,620,000	1,578,488
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.700% 6.3586% 7/24/34 (b)(c)(f)	1,758,000	1,747,313
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 6.1177% 1/20/34 (b)(c)(f)	2,220,000	2,181,545
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	454,100	421,680
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 5.939% 4/20/35 (b)(c)(f)	969,000	950,896
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 5.9577% 10/20/34 (b)(c)(f)	875,000	860,012
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 6.0147% 1/18/32 (b)(c)(f)	1,259,000	1,245,710
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 5.9724% 4/17/33 (b)(c)(f)	900,000	890,245
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 10/15/35 (b)(c)(f)	1,156,000	1,133,110
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 6.0453% 2/20/35 (b)(c)(f)	707,000	692,924
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 4/15/31 (b)(c)(f)	610,000	604,429
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 1/15/35 (b)(c)(f)	1,578,000	1,555,943
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 6.0424% 1/15/34 (b)(c)(f)	350,000	344,902
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 5.9076% 7/19/34 (b)(c)(f)	902,000	884,883
Class AR, 3 month U.S. LIBOR + 1.080% 5.9516% 11/16/34 (b)(c)(f)	1,250,000	1,235,201
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 6.2153% 11/20/33 (b)(c)(f)	1,956,000	1,929,842
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	373,075	318,044
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	1,625,291	1,381,484
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 5.9453% 10/22/34 (b)(c)(f)	960,000	944,405
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.9619% 4/15/35 (b)(c)(f)	2,253,000	2,204,761
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 6.0024% 1/15/33 (b)(c)(f)	820,000	812,875
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 5.7353% 1/22/28 (b)(c)(f)	782,747	778,150
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 5.9376% 4/19/34 (b)(c)(f)	1,690,000	1,665,162
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 5.9153% 1/22/35 (b)(c)(f)	1,540,000	1,502,704
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 5.9124% 7/15/34 (b)(c)(f)	923,000	910,828
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 6.0153% 1/22/31 (b)(c)(f)	364,000	355,764
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 5.9477% 10/20/34 (b)(c)(f)	305,000	300,323
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 5.9477% 10/25/34 (b)(c)(f)	1,565,000	1,540,921
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 5.8277% 4/20/34 (b)(c)(f)	1,158,000	1,138,780
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 5.9477% 1/25/35 (b)(c)(f)	1,132,000	1,112,764
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 5.7824% 1/15/34 (b)(c)(f)	1,480,000	1,462,856
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 5.8777% 10/20/30 (b)(c)(f)	1,371,939	1,360,059
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.9377% 10/20/34 (b)(c)(f)	1,254,000	1,233,413
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	1,913,085	1,802,819
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	938,960	791,413
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	1,114,578	985,914
Class A2II, 4.008% 12/5/51 (b)	996,470	826,317
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	844,970	716,113
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 5.9277% 4/20/34 (b)(c)(f)	1,717,000	1,691,284
RR 7 Ltd. Series 2022-7A Class A1AB, CME TERM SOFR 3 MONTH INDEX + 1.340% 5.9976% 1/15/37 (b)(c)(f)	1,862,000	1,842,499
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	947,805	764,203
Class B, 4.335% 3/15/40 (b)	233,783	161,965
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	1,211,000	1,137,335
1.884% 7/15/50 (b)	498,000	440,840
2.328% 7/15/52 (b)	381,000	328,307
Stratus CLO, Ltd. Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.750% 6.389% 7/20/30 (b)(c)(f)	271,593	271,532
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.9735% 4/23/35 (b)(c)(f)	1,936,000	1,914,795
Symphony CLO Ltd. Series 2020-22A Class A1A, 3 month U.S. LIBOR + 1.290% 6.0847% 4/18/33 (b)(c)(f)	3,000,000	2,976,417
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, 3 month U.S. LIBOR + 0.960% 5.7524% 4/16/31 (b)(c)(f)	777,000	769,445
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 5.7776% 4/19/34 (b)(c)(f)	1,453,000	1,424,617
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 5.8877% 4/20/33 (b)(c)(f)	1,903,000	1,867,258
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	706,063	582,523
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	1,302,507	1,045,737
Valley Stream Park Clo Ltd. / Vy Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 2.400% 6.4714% 10/20/34 (b)(c)(f)	1,578,000	1,582,038
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 6.0777% 7/20/32 (b)(c)(f)	1,290,000	1,280,205
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 5.9576% 7/19/34 (b)(c)(f)	851,000	836,607
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 5.9577% 10/20/34 (b)(c)(f)	1,736,000	1,701,226
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 7/16/34 (b)(c)(f)	860,000	843,630
TOTAL ASSET-BACKED SECURITIES (Cost $107,245,259)		102,835,170

Collateralized Mortgage Obligations - 1.1%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.3%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	386,841	368,836
Cascade Funding Mortgage Trust:
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	416,825	403,313
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	694,388	658,849
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (b)	1,238,960	1,182,575
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (b)	445,155	397,257
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	457,743	416,041
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	367,491	323,978
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	735,297	678,967
TOTAL PRIVATE SPONSOR		4,429,816
U.S. Government Agency - 0.8%
Fannie Mae:
floater:
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 2.99% 4/25/24 (c)(f)	2,170	2,156
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 5.597% 8/25/31 (c)(f)	2,504	2,530
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 5.417% 2/25/32 (c)(f)	280	281
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 5.5979% 3/18/32 (c)(f)	523	529
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 5.617% 4/25/32 (c)(f)	1,142	1,154
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 5.617% 10/25/32 (c)(f)	732	739
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 5.367% 1/25/32 (c)(f)	267	268
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 5.067% 11/25/32 (c)(f)	15,018	15,004
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 5.617% 11/25/32 (c)(f)	1,119	1,130
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 3.483% 12/25/33 (c)(h)(i)	10,058	1,403
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 2.063% 11/25/36 (c)(h)(i)	7,273	615
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 5.547% 6/25/36 (c)(f)	212,469	213,441
planned amortization class:
Series 1993-207 Class H, 6.5% 11/25/23	398	398
Series 1996-28 Class PK, 6.5% 7/25/25	187	188
Series 1999-17 Class PG, 6% 4/25/29	2,946	2,964
Series 1999-32 Class PL, 6% 7/25/29	3,460	3,487
Series 1999-33 Class PK, 6% 7/25/29	2,572	2,591
Series 2001-52 Class YZ, 6.5% 10/25/31	455	465
Series 2003-28 Class KG, 5.5% 4/25/23	25	25
Series 2003-70 Class BJ, 5% 7/25/33	16,681	16,406
Series 2005-64 Class PX, 5.5% 6/25/35	16,628	16,566
Series 2005-68 Class CZ, 5.5% 8/25/35	235,069	236,632
Series 2005-81 Class PC, 5.5% 9/25/35	5,931	6,026
Series 2006-12 Class BO 10/25/35 (j)	8,054	6,848
Series 2006-15 Class OP 3/25/36 (j)	10,069	8,373
Series 2006-45 Class OP 6/25/36 (j)	3,127	2,452
Series 2006-62 Class KP 4/25/36 (j)	4,798	3,872
Series 2010-118 Class PB, 4.5% 10/25/40	169,728	166,580
Series 2012-149:
Class DA, 1.75% 1/25/43	58,870	53,163
Class GA, 1.75% 6/25/42	63,788	57,202
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	576	585
Series 1999-25 Class Z, 6% 6/25/29	2,817	2,805
Series 2001-20 Class Z, 6% 5/25/31	3,302	3,334
Series 2001-31 Class ZC, 6.5% 7/25/31	1,708	1,718
Series 2002-16 Class ZD, 6.5% 4/25/32	1,239	1,268
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 2.933% 11/25/32 (c)(h)(i)	3,130	89
Series 2003-117 Class MD, 5% 12/25/23	3,066	3,054
Series 2004-52 Class KZ, 5.5% 7/25/34	81,493	81,235
Series 2004-91 Class Z, 5% 12/25/34	182,001	179,027
Series 2005-117 Class JN, 4.5% 1/25/36	19,276	18,958
Series 2005-14 Class ZB, 5% 3/25/35	55,787	54,879
Series 2006-72 Class CY, 6% 8/25/26	19,874	19,949
Series 2009-59 Class HB, 5% 8/25/39	99,027	98,053
Series 2012-67 Class AI, 4.5% 7/25/27 (h)	3,778	120
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 2.023% 12/25/36 (c)(h)(i)	4,825	433
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 1.823% 5/25/37 (c)(h)(i)	2,586	272
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 6.7404% 9/25/23 (c)(i)	17	17
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 3.483% 3/25/33 (c)(h)(i)	650	72
Series 2005-72 Class ZC, 5.5% 8/25/35	40,181	40,248
Series 2005-79 Class ZC, 5.9% 9/25/35	23,040	23,060
Series 2007-66 Class SA, 39.600% - 1 month U.S. LIBOR 11.898% 7/25/37 (c)(i)	3,344	4,013
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 1.733% 3/25/38 (c)(h)(i)	16,940	1,516
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 1.433% 12/25/40 (c)(h)(i)	17,275	1,001
Class ZA, 4.5% 12/25/40	7,858	7,751
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	35,849	823
Series 2010-150 Class ZC, 4.75% 1/25/41	76,776	75,103
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 5.537% 3/25/36 (c)(f)	145,389	146,863
Series 2010-95 Class ZC, 5% 9/25/40	178,201	178,283
Series 2011-39 Class ZA, 6% 11/25/32	11,793	12,013
Series 2011-4 Class PZ, 5% 2/25/41	23,767	22,596
Series 2011-67 Class AI, 4% 7/25/26 (h)	11,026	296
Series 2011-83 Class DI, 6% 9/25/26 (h)	8	0
Series 2012-100 Class WI, 3% 9/25/27 (h)	35,077	1,517
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 2.033% 12/25/30 (c)(h)(i)	3,457	17
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 1.933% 6/25/41 (c)(h)(i)	3,405	28
Series 2013-133 Class IB, 3% 4/25/32 (h)	12,578	375
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 1.433% 1/25/44 (c)(h)(i)	10,975	1,029
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 2.103% 6/25/35 (c)(h)(i)	14,082	1,013
Series 2015-42 Class IL, 6% 6/25/45 (h)	71,998	12,460
Series 2015-70 Class JC, 3% 10/25/45	79,964	74,940
Series 2017-30 Class AI, 5.5% 5/25/47 (h)	39,754	7,005
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 1.583% 10/25/47 (c)(h)(i)	325,758	34,637
Series 2018-45 Class GI, 4% 6/25/48 (h)	445,833	86,238
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (h)	2,527	412
Series 343 Class 16, 5.5% 5/25/34 (h)	2,386	393
Series 348 Class 14, 6.5% 8/25/34 (c)(h)	1,634	322
Series 351 Class 13, 6% 3/25/34 (h)	1,499	276
Series 384 Class 6, 5% 7/25/37 (h)	9,957	1,699
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 5.3879% 1/15/32 (c)(f)	208	209
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 5.4879% 3/15/32 (c)(f)	317	319
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 5.5879% 3/15/32 (c)(f)	271	274
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 5.4879% 6/15/31 (c)(f)	518	521
Class FG, 1 month U.S. LIBOR + 0.900% 5.4879% 3/15/32 (c)(f)	175	177
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 4.9879% 11/15/32 (c)(f)	3,475	3,458
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 5.4879% 2/15/33 (c)(f)	53,971	54,386
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 4.9879% 3/15/34 (c)(f)	81,328	80,811
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 4.8379% 5/15/37 (c)(f)	12,797	12,610
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	3,722	3,756
Series 2101 Class PD, 6% 11/15/28	1,779	1,794
Series 2121 Class MG, 6% 2/15/29	1,497	1,511
Series 2131 Class BG, 6% 3/15/29	10,669	10,770
Series 2137 Class PG, 6% 3/15/29	1,678	1,694
Series 2154 Class PT, 6% 5/15/29	2,852	2,879
Series 2162 Class PH, 6% 6/15/29	568	572
Series 2520 Class BE, 6% 11/15/32	5,144	5,260
Series 2693 Class MD, 5.5% 10/15/33	10,962	10,946
Series 2802 Class OB, 6% 5/15/34	10,752	10,878
Series 2996 Class MK, 5.5% 6/15/35	3,251	3,279
Series 3002 Class NE, 5% 7/15/35	11,967	11,929
Series 3110 Class OP 9/15/35 (j)	2,995	2,736
Series 3119 Class PO 2/15/36 (j)	11,946	9,458
Series 3123 Class LO 3/15/36 (j)	6,642	5,304
Series 3189 Class PD, 6% 7/15/36	10,240	10,528
Series 3258 Class PM, 5.5% 12/15/36	4,352	4,414
Series 3415 Class PC, 5% 12/15/37	36,531	36,065
Series 3806 Class UP, 4.5% 2/15/41	22,747	22,305
Series 3832 Class PE, 5% 3/15/41	46,645	46,479
Series 3857 Class ZP, 5% 5/15/41	306,395	306,970
Series 4135 Class AB, 1.75% 6/15/42	46,521	41,981
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	3,566	3,615
Series 2004-2862 Class NE, 5% 9/15/24	5,589	5,575
Series 2135 Class JE, 6% 3/15/29	744	751
Series 2145 Class MZ, 6.5% 4/15/29	10,224	10,303
Series 2274 Class ZM, 6.5% 1/15/31	1,056	1,062
Series 2281 Class ZB, 6% 3/15/30	2,051	2,070
Series 2303 Class ZV, 6% 4/15/31	6,302	6,370
Series 2357 Class ZB, 6.5% 9/15/31	17,558	17,854
Series 2502 Class ZC, 6% 9/15/32	2,015	2,060
Series 2519 Class ZD, 5.5% 11/15/32	3,141	3,182
Series 2546 Class MJ, 5.5% 3/15/23	10	10
Series 2601 Class TB, 5.5% 4/15/23	7	7
Series 2877 Class ZD, 5% 10/15/34	220,694	217,415
Series 2998 Class LY, 5.5% 7/15/25	2,973	2,967
Series 3007 Class EW, 5.5% 7/15/25	7,271	7,257
Series 3871 Class KB, 5.5% 6/15/41	59,573	61,181
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 2.0121% 2/15/36 (c)(h)(i)	3,535	278
Series 2013-4281 Class AI, 4% 12/15/28 (h)	9,112	175
Series 2017-4683 Class LM, 3% 5/15/47	103,176	96,833
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 1.6121% 8/15/47 (c)(h)(i)	163,695	17,001
Series 2933 Class ZM, 5.75% 2/15/35	52,200	53,081
Series 2935 Class ZK, 5.5% 2/15/35	42,244	43,114
Series 2947 Class XZ, 6% 3/15/35	20,629	21,142
Series 2996 Class ZD, 5.5% 6/15/35	35,246	35,876
Series 3237 Class C, 5.5% 11/15/36	48,492	48,577
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 2.0721% 11/15/36 (c)(h)(i)	15,147	1,282
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 2.1621% 3/15/37 (c)(h)(i)	22,582	2,067
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 2.1721% 4/15/37 (c)(h)(i)	31,715	3,445
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 1.9921% 6/15/37 (c)(h)(i)	10,099	1,015
Series 3843 Class PZ, 5% 4/15/41	281,962	283,209
Series 3949 Class MK, 4.5% 10/15/34	8,390	8,265
Series 4055 Class BI, 3.5% 5/15/31 (h)	12,607	341
Series 4314 Class AI, 5% 3/15/34 (h)	3,871	122
Series 4427 Class LI, 3.5% 2/15/34 (h)	38,529	2,353
Series 4471 Class PA 4% 12/15/40	41,068	39,880
target amortization class Series 2156 Class TC, 6.25% 5/15/29	1,327	1,333
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 5.359% 2/15/24 (c)(f)	103	103
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	1,188	1,196
Series 2056 Class Z, 6% 5/15/28	2,958	2,982
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 4341 Class ML, 3.5% 11/15/31	213,627	204,682
Series 4386 Class AZ, 4.5% 11/15/40	103,099	99,673
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 2.1% 6/16/37 (c)(h)(i)	6,394	610
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 5.0979% 7/20/37 (c)(f)	46,139	45,849
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 5.0779% 1/20/38 (c)(f)	11,942	11,855
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 5.4579% 8/20/38 (c)(f)	64,416	64,968
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 5.4979% 9/20/38 (c)(f)	48,003	48,485
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 5.19% 11/16/39 (c)(f)	58,757	58,550
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 5.12% 12/16/39 (c)(f)	36,877	36,667
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 5.0673% 3/20/60 (c)(f)(g)	69,256	69,047
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 4.8473% 7/20/60 (c)(f)(g)	504,286	500,676
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 4.6916% 9/20/60 (c)(f)(g)	607,026	602,769
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 4.6916% 8/20/60 (c)(f)(g)	465,461	462,018
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 4.7716% 12/20/60 (c)(f)(g)	254,502	252,980
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 4.8916% 12/20/60 (c)(f)(g)	251,650	250,732
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 4.8916% 2/20/61 (c)(f)(g)	213,889	212,975
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 4.8816% 2/20/61 (c)(f)(g)	294,014	292,768
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 4.8916% 4/20/61 (c)(f)(g)	209,766	208,890
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 4.8916% 5/20/61 (c)(f)(g)	352,306	351,021
Class FC, 1 month U.S. LIBOR + 0.500% 4.8916% 5/20/61 (c)(f)(g)	252,079	251,094
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 4.9216% 6/20/61 (c)(f)(g)	285,353	284,402
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 4.9416% 9/20/61 (c)(f)(g)	96,934	96,615
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 4.9916% 10/20/61 (c)(f)(g)	317,843	317,066
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 4.9979% 8/20/42 (c)(f)	48,974	47,997
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 5.0916% 11/20/61 (c)(f)(g)	295,404	295,022
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 5.0916% 1/20/62 (c)(f)(g)	164,708	164,501
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 5.0216% 1/20/62 (c)(f)(g)	271,018	270,371
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 5.0216% 3/20/62 (c)(f)(g)	133,036	132,372
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 4.8391% 5/20/61 (c)(f)(g)	2,798	2,771
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 4.9916% 8/20/63 (c)(f)(g)	16,498	16,466
Class FD, 1 month U.S. LIBOR + 0.600% 4.9916% 8/20/63 (c)(f)(g)	37,817	37,785
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 4.9916% 1/20/64 (c)(f)(g)	20,995	20,942
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 4.9916% 12/20/63 (c)(f)(g)	102,873	102,680
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 4.8916% 6/20/64 (c)(f)(g)	75,756	75,471
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 4.6916% 3/20/65 (c)(f)(g)	441	437
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 4.6716% 5/20/63 (c)(f)(g)	3,645	3,582
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 4.5916% 4/20/63 (c)(f)(g)	4,865	4,792
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 4.5967% 12/20/62 (c)(f)(g)	1,954	1,912
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 0.8043% 12/20/40 (c)(i)	63,831	52,906
Series 2010-31 Class BP, 5% 3/20/40	270,393	268,705
Series 2011-136 Class WI, 4.5% 5/20/40 (h)	18,803	1,309
Series 2011-68 Class EC, 3.5% 4/20/41	27,805	26,737
Series 2016-69 Class WA, 3% 2/20/46	51,759	47,882
Series 2017-134 Class BA, 2.5% 11/20/46	70,242	63,121
Series 2017-153 Class GA, 3% 9/20/47	140,162	127,457
Series 2017-182 Class KA, 3% 10/20/47	108,027	98,464
Series 2018-13 Class Q, 3% 4/20/47	137,735	127,488
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	17,799	17,405
Series 2010-160 Class DY, 4% 12/20/40	131,089	126,176
Series 2010-170 Class B, 4% 12/20/40	29,090	27,999
Series 2011-69 Class GX, 4.5% 5/16/40	286,445	283,033
Series 2014-H04 Class HA, 2.75% 2/20/64 (g)	370,035	362,898
Series 2017-139 Class BA, 3% 9/20/47	243,920	218,239
Series 2018-H12 Class HA, 3.25% 8/20/68 (g)	572,495	547,588
Series 2004-22 Class M1, 5.5% 4/20/34	81,836	86,316
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 1.91% 5/16/34 (c)(h)(i)	3,735	246
Series 2010-116 Class QB, 4% 9/16/40	10,095	9,773
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 1.36% 2/16/40 (c)(h)(i)	24,196	1,254
Series 2010-169 Class Z, 4.5% 12/20/40	370,137	330,761
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 4.8473% 5/20/60 (c)(f)(g)	38,411	38,159
Series 2010-H16 Class BA, 3.55% 7/20/60 (g)	62,850	60,914
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(g)	7,861	7,780
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 1.5021% 7/20/41 (c)(h)(i)	12,145	1,035
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 2.11% 6/16/42 (c)(h)(i)	14,061	1,217
Series 2013-149 Class MA, 2.5% 5/20/40	101,838	97,039
Series 2013-H01 Class FA, 1.65% 1/20/63 (g)	32	28
Series 2013-H04 Class BA, 1.65% 2/20/63 (g)	246	228
Series 2013-H08 Class MA, 3% 3/20/63 (g)	3,596	3,324
Series 2014-2 Class BA, 3% 1/20/44	260,980	237,528
Series 2014-21 Class HA, 3% 2/20/44	96,756	88,270
Series 2014-25 Class HC, 3% 2/20/44	165,664	150,925
Series 2014-5 Class A, 3% 1/20/44	142,289	129,597
Series 2015-H13 Class HA, 2.5% 8/20/64 (g)	1,287	1,197
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(g)	15,421	14,748
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.23% 5/20/66 (c)(f)(g)	702,846	701,104
Series 2017-186 Class HK, 3% 11/16/45	142,068	129,747
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.08% 8/20/66 (c)(f)(g)	922,231	918,187
Series 2090-118 Class XZ, 5% 12/20/39	990,594	994,111
TOTAL U.S. GOVERNMENT AGENCY		16,037,293
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,171,668)		20,467,109

Commercial Mortgage Securities - 4.1%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 5.713% 1/15/39 (b)(c)(f)	1,005,000	990,294
Class B, CME Term SOFR 1 Month Index + 1.550% 6.113% 1/15/39 (b)(c)(f)	190,000	186,851
Class C, CME Term SOFR 1 Month Index + 2.150% 6.713% 1/15/39 (b)(c)(f)	136,000	132,536
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	1,500,000	1,373,031
Class ANM, 3.112% 11/5/32 (b)	778,000	710,032
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	132,000	110,495
Class CNM, 3.7186% 11/5/32 (b)(c)	100,000	79,302
BANK sequential payer Series 2019-BN21 Class A5, 2.851% 10/17/52	134,000	116,321
Benchmark Mortgage Trust:
sequential payer Series 2018-B4 Class A5, 4.121% 7/15/51	151,000	143,244
Series 2019-B12 Class XA, 1.0324% 8/15/52 (c)(h)	7,817,945	316,156
Series 2019-B14 Class XA, 0.7766% 12/15/62 (c)(h)	4,537,547	140,471
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 6.7265% 11/15/28 (b)(c)(f)	760,000	754,115
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 6.4605% 4/15/37 (b)(c)(f)	3,387,000	3,325,570
Class B, CME Term SOFR 1 Month Index + 2.440% 7.0095% 4/15/37 (b)(c)(f)	900,000	883,114
BX Commercial Mortgage Trust floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 5.2771% 10/15/36 (b)(c)(f)	1,794,000	1,753,086
Class B, 1 month U.S. LIBOR + 0.890% 5.4868% 10/15/36 (b)(c)(f)	268,000	259,041
Class C, 1 month U.S. LIBOR + 1.090% 5.6866% 10/15/36 (b)(c)(f)	359,000	347,164
Class D, 1 month U.S. LIBOR + 1.290% 5.8863% 10/15/36 (b)(c)(f)	349,000	334,076
Class E, 1 month U.S. LIBOR + 1.940% 6.5355% 10/15/36 (b)(c)(f)	1,213,000	1,166,390
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 5.5754% 2/15/39 (b)(c)(f)	2,370,180	2,334,942
Class B, CME Term SOFR 1 Month Index + 1.310% 5.8748% 2/15/39 (b)(c)(f)	713,932	698,196
Class C, CME Term SOFR 1 Month Index + 1.560% 6.1242% 2/15/39 (b)(c)(f)	713,932	689,401
Class D, CME Term SOFR 1 Month Index + 1.960% 6.5233% 2/15/39 (b)(c)(f)	713,932	676,386
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 7.213% 9/15/37 (b)(c)(f)	201,600	187,559
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 5.888% 4/15/34 (b)(c)(f)	614,000	596,997
Class C, 1 month U.S. LIBOR + 1.600% 6.188% 4/15/34 (b)(c)(f)	406,000	391,691
Class D, 1 month U.S. LIBOR + 1.900% 6.488% 4/15/34 (b)(c)(f)	426,000	408,842
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 5.757% 10/15/36 (b)(c)(f)	534,650	529,278
Class C, CME Term SOFR 1 Month Index + 1.360% 5.927% 10/15/36 (b)(c)(f)	672,350	663,920
Class D, CME Term SOFR 1 Month Index + 1.560% 6.127% 10/15/36 (b)(c)(f)	1,375,300	1,352,845
Class E, CME Term SOFR 1 Month Index + 1.910% 6.477% 10/15/36 (b)(c)(f)	4,313,750	4,236,683
Series 2021-SDMF Class A, 1 month U.S. LIBOR + 0.580% 5.177% 9/15/34 (b)(c)(f)	400,000	389,752
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 6.7275% 10/15/39 (b)(c)(f)	943,000	941,229
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.0528% 4/15/37 (b)(c)(f)	1,701,928	1,698,203
Class B, CME Term SOFR 1 Month Index + 1.940% 6.5018% 4/15/37 (b)(c)(f)	867,302	861,607
Class C, CME Term SOFR 1 Month Index + 2.290% 6.8518% 4/15/37 (b)(c)(f)	196,053	191,087
Class D, CME Term SOFR 1 Month Index + 2.830% 7.4008% 4/15/37 (b)(c)(f)	164,311	158,454
floater sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 5.588% 4/15/34 (b)(c)(f)	814,000	799,655
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 5.597% 10/15/36 (b)(c)(f)	1,421,021	1,413,881
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, 1 month U.S. LIBOR + 1.070% 5.658% 12/15/37 (b)(c)(f)	100,000	99,655
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	1,839,286	1,597,220
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 5.5379% 11/15/36 (b)(c)(f)	580,000	571,260
Class B, 1 month U.S. LIBOR + 1.250% 5.8379% 11/15/36 (b)(c)(f)	200,000	196,484
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 5.708% 6/15/34 (b)(c)(f)	1,556,249	1,512,493
Class B, 1 month U.S. LIBOR + 1.500% 6.088% 6/15/34 (b)(c)(f)	306,684	294,199
Class C, 1 month U.S. LIBOR + 1.750% 6.338% 6/15/34 (b)(c)(f)	346,384	325,019
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 6.888% 8/15/36 (b)(c)(f)	11,255	11,332
Class D, 1 month U.S. LIBOR + 3.050% 7.638% 8/15/36 (b)(c)(f)	234,000	234,509
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class XA, 1.0164% 4/10/48 (c)(h)	2,716,210	46,249
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)	273,000	271,919
Series 2014-CR18 Class A5, 3.828% 7/15/47	257,000	249,481
Series 2014-CR17 Class XA, 0.9469% 5/10/47 (c)(h)	1,372,763	10,376
Series 2014-LC17 Class XA, 0.6616% 10/10/47 (c)(h)	2,226,398	17,787
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 5.568% 5/15/36 (b)(c)(f)	3,527,225	3,509,516
Class B, 1 month U.S. LIBOR + 1.230% 5.818% 5/15/36 (b)(c)(f)	860,858	853,276
Class C, 1 month U.S. LIBOR + 1.430% 6.018% 5/15/36 (b)(c)(f)	836,918	828,494
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	403,633	362,611
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	594,000	569,351
Class B, 4.5349% 4/15/36 (b)	107,000	101,312
Class C, 4.782% 4/15/36 (b)(c)	123,000	116,091
Class D, 4.782% 4/15/36 (b)(c)	245,000	227,751
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 6.838% 12/15/30 (b)(c)(f)	1,296,000	1,214,178
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 5.289% 11/15/38 (b)(c)(f)	6,931,000	6,748,634
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 5.668% 7/15/38 (b)(c)(f)	788,763	776,902
Class B, 1 month U.S. LIBOR + 1.380% 5.968% 7/15/38 (b)(c)(f)	449,048	441,775
Class C, 1 month U.S. LIBOR + 1.700% 6.288% 7/15/38 (b)(c)(f)	330,929	324,294
Class D, 1 month U.S. LIBOR + 2.250% 6.838% 7/15/38 (b)(c)(f)	665,763	650,747
Freddie Mac sequential payer Series 2022-150 Class A2, 3.71% 9/25/32	400,000	375,892
GS Mortgage Securities Trust floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 6.538% 9/15/31 (b)(c)(f)	966,509	950,254
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 5.55% 10/15/31 (b)(c)(f)	457,000	428,714
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 5.538% 10/15/36 (b)(c)(f)	1,036,000	982,597
Class B, 1 month U.S. LIBOR + 1.150% 5.738% 10/15/36 (b)(c)(f)	160,000	149,453
Class C, 1 month U.S. LIBOR + 1.550% 6.138% 10/15/36 (b)(c)(f)	132,000	122,165
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.0506% 8/15/39 (b)(c)(f)	1,686,000	1,688,109
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	476,000	428,400
Class CFX, 4.9498% 7/5/33 (b)	103,000	84,460
Class DFX, 5.3503% 7/5/33 (b)	159,000	125,610
Class EFX, 5.3635% 7/5/33 (b)(c)	218,000	163,500
Class XAFX, 1.116% 7/5/33 (b)(c)(h)	2,000,000	2,071
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 5.8577% 5/15/39 (b)(c)(f)	2,726,000	2,715,771
Class B, CME Term SOFR 1 Month Index + 1.790% 6.3564% 5/15/39 (b)(c)(f)	1,630,000	1,623,566
Class C, CME Term SOFR 1 Month Index + 2.090% 6.6556% 5/15/39 (b)(c)(f)	913,000	901,866
Class D, CME Term SOFR 1 Month Index + 2.540% 7.1044% 5/15/39 (b)(c)(f)	812,000	799,947
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 5.288% 3/15/38 (b)(c)(f)	1,199,224	1,177,482
Class B, 1 month U.S. LIBOR + 0.880% 5.468% 3/15/38 (b)(c)(f)	331,261	322,149
Class C, 1 month U.S. LIBOR + 1.100% 5.688% 3/15/38 (b)(c)(f)	208,390	202,121
Class D, 1 month U.S. LIBOR + 1.400% 5.988% 3/15/38 (b)(c)(f)	289,976	280,891
Class E, 1 month U.S. LIBOR + 1.750% 6.338% 3/15/38 (b)(c)(f)	253,606	245,838
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 5.838% 8/15/33 (b)(c)(f)	501,600	457,215
Class C, 1 month U.S. LIBOR + 1.500% 6.088% 8/15/33 (b)(c)(f)	1,208,000	1,028,629
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	1,698,000	1,582,413
Series 2018-H4 Class A4, 4.31% 12/15/51	385,000	365,178
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(c)	246,000	223,409
Class C, 3.1771% 11/10/36 (b)(c)	235,000	206,827
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 6.3979% 12/15/37 (b)(c)(f)	444,000	433,839
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 6.0479% 12/15/37 (b)(c)(f)	88,682	87,814
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 6.5625% 2/15/39 (b)(c)(f)	457,000	435,232
Class C, CME Term SOFR 1 Month Index + 2.650% 7.2125% 2/15/39 (b)(c)(f)	237,000	224,839
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 5.3187% 11/15/38 (b)(c)(f)	1,701,000	1,664,335
Class B, 1 month U.S. LIBOR + 1.070% 5.6677% 11/15/38 (b)(c)(f)	974,000	948,442
Class C, 1 month U.S. LIBOR + 1.320% 5.9169% 11/15/38 (b)(c)(f)	605,000	588,324
Class D, 1 month U.S. LIBOR + 1.570% 6.1661% 11/15/38 (b)(c)(f)	398,000	386,531
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.0036% 12/15/50 (c)(h)	1,264,493	44,643
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	1,382,000	1,083,287
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	90,000	70,439
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 5.788% 5/15/31 (b)(c)(f)	953,000	911,601
Series 2017-C42 Class XA, 0.861% 12/15/50 (c)(h)	3,555,991	117,803
Series 2018-C46 Class XA, 0.9301% 8/15/51 (c)(h)	2,628,074	63,428
Series 2018-C48 Class A5, 4.302% 1/15/52	339,000	322,180
WF-RBS Commercial Mortgage Trust:
Series 2014-C21 Class XA, 0.9976% 8/15/47 (c)(h)	817,434	9,657
Series 2014-LC14 Class XA, 1.2358% 3/15/47 (c)(h)	1,033,836	6,869
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $82,882,839)		79,538,602

Municipal Securities - 0.2%
	Principal Amount (a)	Value ($)
California Gen. Oblig. Series 2009, 7.35% 11/1/39	90,000	110,384
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	2,525,000	2,481,306
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,668,763
TOTAL MUNICIPAL SECURITIES (Cost $4,493,088)		4,260,453

Foreign Government and Government Agency Obligations - 0.5%
	Principal Amount (a)	Value ($)
Argentine Republic:
0.5% 7/9/30 (k)	685,010	221,943
1% 7/9/29	75,245	23,326
1.5% 7/9/35 (k)	1,254,989	357,044
Dominican Republic:
4.5% 1/30/30 (b)	1,200,000	1,028,100
5.95% 1/25/27 (b)	2,850,000	2,788,191
6% 7/19/28 (b)	550,000	529,134
Emirate of Abu Dhabi 3.875% 4/16/50 (b)	915,000	752,588
Indonesian Republic 4.2% 10/15/50	2,100,000	1,756,356
Kingdom of Saudi Arabia:
3.25% 10/22/30 (b)	595,000	534,496
4.5% 4/22/60 (b)	390,000	332,061
State of Qatar 4.4% 4/16/50 (b)	1,390,000	1,247,525
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $11,197,937)		9,570,764

Supranational Obligations - 0.1%
	Principal Amount (a)	Value ($)
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $1,399,788)	1,400,000	1,391,235

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
Discover Bank 4.682% 8/9/28 (c)	401,000	383,620
Regions Bank 6.45% 6/26/37	250,000	260,396
TOTAL BANK NOTES (Cost $696,361)		644,016

Fixed-Income Funds - 17.7%
	Shares	Value ($)
Fidelity Emerging Markets Debt Central Fund (l)	5,402,350	40,733,718
Fidelity Floating Rate Central Fund (l)	1,273,348	123,298,291
Fidelity International Credit Central Fund (l)	644,253	51,114,996
Fidelity Specialized High Income Central Fund (l)	1,561,984	129,925,821
TOTAL FIXED-INCOME FUNDS (Cost $389,136,398)		345,072,826

Money Market Funds - 5.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (m) (Cost $100,065,505)	100,046,241	100,066,251

TOTAL INVESTMENT IN SECURITIES - 109.7% (Cost $2,345,080,170)	2,132,370,094
NET OTHER ASSETS (LIABILITIES) - (9.7)%	(187,689,303)
NET ASSETS - 100.0%	1,944,680,791

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 3/1/53	(1,150,000)	(963,898)
2% 3/1/53	(250,000)	(209,543)
2% 3/1/53	(5,500,000)	(4,609,949)
2% 3/1/53	(4,150,000)	(3,478,416)

TOTAL GINNIE MAE		(9,261,806)

Uniform Mortgage Backed Securities
1.5% 3/1/38	(1,800,000)	(1,556,060)
1.5% 3/1/38	(1,300,000)	(1,123,821)
1.5% 3/1/38	(1,300,000)	(1,123,821)
2% 3/1/38	(4,300,000)	(3,816,332)
2% 3/1/38	(2,350,000)	(2,085,670)
2% 3/1/53	(1,200,000)	(977,105)
2% 3/1/53	(1,600,000)	(1,302,807)
2% 3/1/53	(1,400,000)	(1,139,956)
2% 3/1/53	(2,000,000)	(1,628,508)
2% 3/1/53	(750,000)	(610,691)
2% 3/1/53	(11,100,000)	(9,038,222)
2% 3/1/53	(6,450,000)	(5,251,940)
2.5% 3/1/53	(200,000)	(169,438)
2.5% 3/1/53	(250,000)	(211,797)
2.5% 3/1/53	(250,000)	(211,797)
2.5% 3/1/53	(500,000)	(423,594)
2.5% 3/1/53	(1,400,000)	(1,186,064)
2.5% 3/1/53	(3,450,000)	(2,922,800)
2.5% 3/1/53	(2,400,000)	(2,033,252)
2.5% 3/1/53	(800,000)	(677,751)
2.5% 3/1/53	(1,550,000)	(1,313,142)
3% 3/1/53	(500,000)	(439,785)
3% 3/1/53	(6,550,000)	(5,761,183)
3% 3/1/53	(2,150,000)	(1,891,075)
3.5% 3/1/53	(10,200,000)	(9,286,784)
3.5% 3/1/53	(800,000)	(728,376)
3.5% 4/1/53	(10,800,000)	(9,838,975)
5% 3/1/53	(3,400,000)	(3,341,030)
5% 4/1/53	(3,400,000)	(3,340,499)
5.5% 3/1/53	(1,850,000)	(1,846,748)
5.5% 3/1/53	(300,000)	(299,473)
6.5% 3/1/53	(500,000)	(512,068)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(76,090,564)

TOTAL TBA SALE COMMITMENTS (Proceeds $86,036,995)		(85,352,370)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	40	Jun 2023	8,149,063	(18,516)	(18,516)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1	Jun 2023	107,055	(135)	(135)

TOTAL PURCHASED					(18,651)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	48	Jun 2023	5,359,500	(4,601)	(4,601)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	94	Jun 2023	11,770,563	723	723
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	1	Jun 2023	135,063	(776)	(776)

TOTAL SOLD					(4,654)

TOTAL FUTURES CONTRACTS					(23,305)
The notional amount of futures purchased as a percentage of Net Assets is 0.4%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $33,692,092.
Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount (1)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 12	Aug 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	2,370,000	22,861	(31)	22,830
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	310,000	4,201	(1,048)	3,153
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	560,000	7,589	(1,706)	5,883
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	100,000	1,355	(1,465)	(110)
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	340,000	4,608	(3,746)	862
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	170,000	2,304	(1,517)	787
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,020,000	13,823	(20,992)	(7,169)
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	220,000	2,981	(1,687)	1,294
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	510,000	6,912	(6,049)	863
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	660,000	8,944	(12,571)	(3,627)
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	170,000	2,304	(208)	2,096
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	170,000	2,304	(2,370)	(66)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	270,000	3,659	(1,449)	2,210
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	170,000	2,304	(2,360)	(56)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	400,000	5,421	(2,736)	2,685
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	350,000	4,743	(2,491)	2,252
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	340,000	4,608	(3,209)	1,399
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	580,000	7,860	(9,908)	(2,048)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	420,000	5,692	(5,675)	17

TOTAL CREDIT DEFAULT SWAPS						114,473	(81,218)	33,255

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty (1)	Maturity Date	Notional Amount (2)	Value ($)	Upfront Premium Received/ (Paid) ($) (3)	Unrealized Appreciation/ (Depreciation) ($)
4.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Mar 2025	6,205,000	(99,174)	0	(99,174)
4%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Mar 2028	917,000	(25,817)	0	(25,817)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Mar 2030	333,000	(10,828)	0	(10,828)
TOTAL INTEREST RATE SWAPS							(135,819)	0	(135,819)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $276,909,207 or 14.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $2,444,714.

(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(k)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	87,521,297	427,150,514	414,605,560	2,023,619	-	-	100,066,251	0.2%
Fidelity Emerging Markets Debt Central Fund	39,645,062	1,232,581	-	1,232,582	-	(143,925)	40,733,718	1.9%
Fidelity Floating Rate Central Fund	118,573,646	4,726,067	-	4,726,067	-	(1,422)	123,298,291	6.2%
Fidelity International Credit Central Fund	52,040,145	2,407,549	-	2,407,548	-	(3,332,698)	51,114,996	14.0%
Fidelity Securities Lending Cash Central Fund 4.63%	47,988,270	235,416,726	283,404,996	13,454	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	127,572,572	3,228,847	-	3,228,848	-	(875,598)	129,925,821	38.3%
Total	473,340,992	674,162,284	698,010,556	13,632,118	-	(4,353,643)	445,139,077

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	521,305,996	-	521,305,996	-

U.S. Government and Government Agency Obligations	588,742,811	-	588,742,811	-

U.S. Government Agency - Mortgage Securities	358,474,861	-	358,474,861	-

Asset-Backed Securities	102,835,170	-	102,835,170	-

Collateralized Mortgage Obligations	20,467,109	-	20,467,109	-

Commercial Mortgage Securities	79,538,602	-	79,538,602	-

Municipal Securities	4,260,453	-	4,260,453	-

Foreign Government and Government Agency Obligations	9,570,764	-	9,570,764	-

Supranational Obligations	1,391,235	-	1,391,235	-

Bank Notes	644,016	-	644,016	-

Fixed-Income Funds	345,072,826	345,072,826	-	-

Money Market Funds	100,066,251	100,066,251	-	-
Total Investments in Securities:	2,132,370,094	445,139,077	1,687,231,017	-
Derivative Instruments:

Assets
Futures Contracts	723	723	-	-
Swaps	114,473	-	114,473	-
Total Assets	115,196	723	114,473	-

Liabilities
Futures Contracts	(24,028)	(24,028)	-	-
Swaps	(135,819)	-	(135,819)	-
Total Liabilities	(159,847)	(24,028)	(135,819)	-
Total Derivative Instruments:	(44,651)	(23,305)	(21,346)	-
Other Financial Instruments:

TBA Sale Commitments	(85,352,370)	-	(85,352,370)	-
Total Other Financial Instruments:	(85,352,370)	-	(85,352,370)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	114,473	0
Total Credit Risk	114,473	0
Interest Rate Risk
Futures Contracts (b)	723	(24,028)
Swaps (c)	0	(135,819)
Total Interest Rate Risk	723	(159,847)
Total Value of Derivatives	115,196	(159,847)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(c)For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,855,878,267)	$1,687,231,017
Fidelity Central Funds (cost $489,201,903)	445,139,077

Total Investment in Securities (cost $2,345,080,170)		$2,132,370,094
Segregated cash with brokers for derivative instruments		617,406
Cash		366
Receivable for investments sold		900,317
Receivable for TBA sale commitments		86,036,995
Receivable for fund shares sold		14,218,146
Interest receivable		11,363,196
Distributions receivable from Fidelity Central Funds		358,270
Receivable for daily variation margin on futures contracts		5,623
Bi-lateral OTC swaps, at value		114,473
Other receivables		8
Total assets		2,245,984,894
Liabilities
Payable for investments purchased
Regular delivery	$30,024,714
Delayed delivery	182,628,718
TBA sale commitments, at value	85,352,370
Payable for fund shares redeemed	2,761,216
Distributions payable	49,935
Accrued management fee	483,084
Payable for daily variation margin on centrally cleared OTC swaps	4,018
Other payables and accrued expenses	48
Total Liabilities		301,304,103
Net Assets		$1,944,680,791
Net Assets consist of:
Paid in capital		$2,204,013,996
Total accumulated earnings (loss)		(259,333,205)
Net Assets		$1,944,680,791
Net Asset Value , offering price and redemption price per share ($1,944,680,791 ÷ 222,405,322 shares)		$8.74

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Interest		$26,554,973
Income from Fidelity Central Funds (including $13,454 from security lending)		13,632,118
Total Income		40,187,091
Expenses
Management fee	$2,718,467
Independent trustees' fees and expenses	3,458
Total expenses before reductions	2,721,925
Expense reductions	(1,901)
Total expenses after reductions		2,720,024
Net Investment income (loss)		37,467,067
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(21,663,093)
Futures contracts	1,821,326
Swaps	(198,909)
Total net realized gain (loss)		(20,040,676)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(32,191,743)
Fidelity Central Funds	(4,353,643)
Futures contracts	(496,422)
Swaps	(59,781)
TBA Sale commitments	62,636
Total change in net unrealized appreciation (depreciation)		(37,038,953)
Net gain (loss)		(57,079,629)
Net increase (decrease) in net assets resulting from operations		$(19,612,562)
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$37,467,067	$47,909,120
Net realized gain (loss)	(20,040,676)	(17,676,208)
Change in net unrealized appreciation (depreciation)	(37,038,953)	(253,491,050)
Net increase (decrease) in net assets resulting from operations	(19,612,562)	(223,258,138)
Distributions to shareholders	(37,931,253)	(54,048,620)
Share transactions
Proceeds from sales of shares	504,751,667	940,705,508
Reinvestment of distributions	37,649,079	54,048,457
Cost of shares redeemed	(360,475,806)	(730,224,884)
Net increase (decrease) in net assets resulting from share transactions	181,924,940	264,529,081
Total increase (decrease) in net assets	124,381,125	(12,777,677)

Net Assets
Beginning of period	1,820,299,666	1,833,077,343
End of period	$1,944,680,791	$1,820,299,666

Other Information
Shares
Sold	57,371,813	96,159,686
Issued in reinvestment of distributions	4,309,916	5,546,683
Redeemed	(40,920,304)	(75,535,111)
Net increase (decrease)	20,761,425	26,171,258

Financial Highlights
Fidelity® Total Bond K6 Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.03	$10.45	$10.82	$10.34	$9.73	$10.07
Income from Investment Operations
Net investment income (loss) A,B	.181	.248	.247	.293	.315	.280
Net realized and unrealized gain (loss)	(.287)	(1.388)	.013	.494	.610	(.347)
Total from investment operations	(.106)	(1.140)	.260	.787	.925	(.067)
Distributions from net investment income	(.184)	(.244)	(.240)	(.287)	(.315)	(.261)
Distributions from net realized gain	-	(.036)	(.390)	(.020)	-	(.012)
Total distributions	(.184)	(.280)	(.630)	(.307)	(.315)	(.273)
Net asset value, end of period	$8.74	$9.03	$10.45	$10.82	$10.34	$9.73
Total Return C,D	(1.15)%	(11.07)%	2.53%	7.77%	9.72%	(.66)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.30% G	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30% G	.30%	.30%	.30%	.30%	.30%
Expenses net of all reductions	.30% G	.30%	.30%	.30%	.30%	.30%
Net investment income (loss)	4.17% G	2.55%	2.37%	2.82%	3.20%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$1,944,681	$1,820,300	$1,833,077	$1,647,610	$1,344,694	$913,155
Portfolio turnover rate H	219% G	108%	137%	167%	83%	44%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023

1. Organization.
Fidelity Total Bond K6 Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.
			Foreign Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, swaps, market discount and losses deferred due to wash sales, futures contracts and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,745,292
Gross unrealized depreciation	(215,716,921)
Net unrealized appreciation (depreciation)	$(211,971,629)
Tax cost	$2,344,900,480

The Fund elected to defer to its next fiscal year approximately $27,432,004 of capital losses recognized during the period November 1, 2021 to August 31, 2022.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Total Bond K6 Fund
Credit Risk
Swaps	$(16,612)	$(3,864)
Total Credit Risk	(16,612)	(3,864)
Interest Rate Risk
Futures Contracts	1,821,326	(496,422)
Swaps	(182,297)	(55,917)
Total Interest Rate Risk	1,639,029	(552,339)
Totals	$1,622,417	$(556,203)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Bond K6 Fund	1,397,282,404	1,370,493,717
5. Fees and Other Transactions with Affiliates.
Management Fee.   Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Exchanges In-Kind.   During the prior period, the Fund redeemed 1,385,726 shares of Fidelity Mortgage Backed Securities Central Fund in exchange for investments, including accrued interest and cash, if any, with a value of $140,051,080. The net realized loss of $6,797,281 on the Fund's redemptions of Fidelity Mortgage Backed Securities Central Fund shares is included in "Net realized gain (loss)" in the accompanying Statement of Changes in Net Assets. The Fund recognized a net loss on the exchanges for federal income tax purposes.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Total Bond K6 Fund	$1,424	$-	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,901.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023

Fidelity® Total Bond K6 Fund	.30%
Actual		$ 1,000	$ 988.50	$ 1.48
Hypothetical- B		$ 1,000	$ 1,023.31	$ 1.51

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond K6 Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.   The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high-quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in June 2022.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one- and three-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.   The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objectives while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median for 2021 and below the ASPG competitive median for 2021.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity fund to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.   The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.   In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9884014.105
TBDK6-SANN-0423
Fidelity® Government Income Fund

Semi-Annual Report
February 28, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 28, 2023 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and its pro-rata share of investments in Fidelity's Central Funds, other than the Money Market Central Funds.
Coupon Distribution (% of Fund's Investments)

Zero coupon bonds	0.0
0.01 - 0.99%	9.8
1 - 1.99%	13.0
2 - 2.99%	31.0
3 - 3.99%	16.4
4 - 4.99%	11.8
5 - 5.99%	5.6
6 - 6.99%	0.2
7 - 7.99%	0.0
8 - 8.99%	0.0
11 - 11.99%	0.0
12 - 12.99%	0.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Percentages shown as 0.0% may reflect amounts less than 0.05%.
Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (4.3)%*
Foreign investments - 0.1%
Futures and Swaps - 9.8%
Short-Term Investments and Net Other Assets (Liabilities) are not available in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional. fidelity.com, as applicable.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 68.4%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency Obligations - 0.7%
Freddie Mac 4% 11/25/24	18,000	17,613
Tennessee Valley Authority:
5.25% 9/15/39	2,235	2,349
5.375% 4/1/56	2,737	2,955
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		22,917
U.S. Treasury Obligations - 67.5%
U.S. Treasury Bonds:
2% 8/15/51	96,662	64,971
2.25% 2/15/52	18,700	13,333
2.375% 2/15/42	353	272
2.5% 2/15/45 (b)(c)	141,861	108,374
2.875% 5/15/49	4,458	3,646
3% 2/15/49	95,774	80,136
3.625% 2/15/53	109,624	104,365
4.75% 2/15/37 (b)(c)	55,003	60,143
U.S. Treasury Notes:
0.125% 8/15/23	4,413	4,315
0.25% 5/15/24	4,258	4,016
0.25% 7/31/25	34,133	30,752
0.25% 9/30/25	870	780
0.25% 10/31/25	17,700	15,807
0.375% 4/30/25	236,870	215,792
0.625% 10/15/24	25,100	23,413
0.75% 8/31/26	30,000	26,477
0.875% 9/30/26	93,224	82,467
1.125% 10/31/26	47,300	42,134
1.125% 8/31/28 (b)(c)(d)	437,936	373,330
1.5% 9/30/24	13,631	12,912
1.5% 10/31/24	24,300	22,967
1.5% 1/31/27	22,230	19,977
1.625% 9/30/26	1,028	935
1.75% 7/31/24	1,720	1,641
2% 8/15/25	9,743	9,155
2.125% 5/15/25	11,929	11,284
2.25% 4/30/24	87,731	84,883
2.25% 12/31/24	6,135	5,854
2.25% 3/31/26	928	870
2.375% 3/31/29	23,000	20,845
2.5% 2/28/26	68,418	64,666
2.5% 3/31/27	46,600	43,462
2.625% 5/31/27	45,180	42,280
2.625% 7/31/29	60,609	55,576
2.75% 2/15/24 (e)	74,509	72,838
2.75% 4/30/27	47,200	44,425
2.75% 7/31/27	52,600	49,415
2.75% 5/31/29	18,900	17,482
2.75% 8/15/32	5,691	5,172
2.875% 4/30/29	7,778	7,251
2.875% 5/15/32	34,392	31,630
3% 7/31/24	37,100	36,051
3.125% 11/15/28	12,149	11,517
3.5% 1/31/28	43,400	42,081
3.5% 2/15/33	13,900	13,442
3.875% 1/15/26	88,500	86,979
3.875% 11/30/27	18,700	18,433
3.875% 12/31/27	7,700	7,585
3.875% 11/30/29	2,030	2,004
3.875% 12/31/29	10,942	10,809
4% 12/15/25	23,900	23,581
4.125% 10/31/27	24,500	24,378
4.125% 11/15/32	12,312	12,508
4.25% 12/31/24	50,600	50,033
4.375% 10/31/24 (d)	35,300	34,969
4.5% 11/30/24	77,700	77,138
TOTAL U.S. TREASURY OBLIGATIONS		2,331,551
Other Government Related - 0.2%
Private Export Funding Corp. Secured 1.75% 11/15/24	8,660	8,137
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,607,122)		2,362,605

U.S. Government Agency - Mortgage Securities - 36.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 11.9%
12 month U.S. LIBOR + 1.360% 3.615% 10/1/35 (f)(g)	6	6
12 month U.S. LIBOR + 1.440% 1.945% 4/1/37 (f)(g)	1	1
12 month U.S. LIBOR + 1.460% 3.85% 1/1/35 (f)(g)	10	10
12 month U.S. LIBOR + 1.480% 3.796% 7/1/34 (f)(g)	15	15
12 month U.S. LIBOR + 1.530% 3.476% 3/1/36 (f)(g)	65	65
12 month U.S. LIBOR + 1.550% 3.098% 2/1/44 (f)(g)	25	25
12 month U.S. LIBOR + 1.550% 3.2% 5/1/44 (f)(g)	36	37
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (f)(g)	16	16
12 month U.S. LIBOR + 1.560% 2.065% 3/1/37 (f)(g)	82	82
12 month U.S. LIBOR + 1.560% 3.343% 2/1/44 (f)(g)	57	57
12 month U.S. LIBOR + 1.570% 2.554% 4/1/44 (f)(g)	111	111
12 month U.S. LIBOR + 1.580% 2.08% 4/1/44 (f)(g)	42	42
12 month U.S. LIBOR + 1.580% 3.83% 1/1/44 (f)(g)	58	58
12 month U.S. LIBOR + 1.620% 3.584% 3/1/33 (f)(g)	10	10
12 month U.S. LIBOR + 1.620% 3.871% 5/1/35 (f)(g)	3	3
12 month U.S. LIBOR + 1.630% 3.491% 11/1/36 (f)(g)	14	14
12 month U.S. LIBOR + 1.630% 3.815% 9/1/36 (f)(g)	1	1
12 month U.S. LIBOR + 1.640% 3.274% 5/1/36 (f)(g)	2	2
12 month U.S. LIBOR + 1.640% 3.895% 6/1/47 (f)(g)	15	15
12 month U.S. LIBOR + 1.680% 3.76% 7/1/43 (f)(g)	25	26
12 month U.S. LIBOR + 1.700% 3.186% 6/1/42 (f)(g)	54	55
12 month U.S. LIBOR + 1.730% 3.442% 5/1/36 (f)(g)	28	28
12 month U.S. LIBOR + 1.730% 3.854% 3/1/40 (f)(g)	151	152
12 month U.S. LIBOR + 1.750% 3.701% 7/1/35 (f)(g)	28	28
12 month U.S. LIBOR + 1.750% 4% 8/1/41 (f)(g)	4	4
12 month U.S. LIBOR + 1.770% 4.071% 2/1/37 (f)(g)	30	30
12 month U.S. LIBOR + 1.800% 4.048% 12/1/40 (f)(g)	85	86
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (f)(g)	24	25
12 month U.S. LIBOR + 1.800% 4.055% 1/1/42 (f)(g)	152	153
12 month U.S. LIBOR + 1.810% 2.521% 2/1/42 (f)(g)	88	89
12 month U.S. LIBOR + 1.810% 4.051% 7/1/41 (f)(g)	34	35
12 month U.S. LIBOR + 1.810% 4.06% 12/1/39 (f)(g)	2	2
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (f)(g)	18	18
12 month U.S. LIBOR + 1.820% 2.792% 2/1/35 (f)(g)	4	4
12 month U.S. LIBOR + 1.830% 4.08% 10/1/41 (f)(g)	14	14
12 month U.S. LIBOR + 1.850% 2.429% 4/1/36 (f)(g)	19	19
12 month U.S. LIBOR + 1.890% 3.586% 8/1/35 (f)(g)	17	17
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (f)(g)	4	4
6 month U.S. LIBOR + 1.470% 3.112% 10/1/33 (f)(g)	22	22
6 month U.S. LIBOR + 1.500% 3.727% 1/1/35 (f)(g)	3	3
6 month U.S. LIBOR + 1.510% 5.523% 2/1/33 (f)(g)	13	13
6 month U.S. LIBOR + 1.530% 3.258% 12/1/34 (f)(g)	22	22
6 month U.S. LIBOR + 1.530% 3.437% 3/1/35 (f)(g)	28	28
6 month U.S. LIBOR + 1.550% 4.211% 10/1/33 (f)(g)	10	10
6 month U.S. LIBOR + 1.550% 4.275% 9/1/33 (f)(g)	28	29
6 month U.S. LIBOR + 1.560% 5.64% 7/1/35 (f)(g)	17	17
6 month U.S. LIBOR + 1.960% 3.434% 9/1/35 (f)(g)	1	1
U.S. TREASURY 1 YEAR INDEX + 2.180% 4.056% 7/1/36 (f)(g)	3	3
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (f)(g)	13	13
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.395% 6/1/36 (f)(g)	2	2
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.407% 10/1/33 (f)(g)	24	24
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.982% 7/1/34 (f)(g)	3	3
1.5% 11/1/40 to 11/1/41	31,431	25,590
2% 2/1/28 to 4/1/52	105,594	87,649
2.5% 1/1/28 to 4/1/52	129,472	111,709
3% 1/1/28 to 2/1/52	60,972	54,863
3.4% 8/1/42 to 9/1/42	25	24
3.5% 5/1/36 to 3/1/52	60,757	55,564
4% 3/1/36 to 9/1/52	18,112	17,208
4.25% 11/1/41	6	5
4.5% to 4.5% 6/1/24 to 9/1/52	13,997	13,561
5% 7/1/23 to 12/1/52	25,609	25,508
5.264% 8/1/41 (f)	62	62
5.5% 12/1/23 to 12/1/52	16,329	16,343
6% to 6% 9/1/29 to 7/1/41	1,891	1,944
6.5% 12/1/23 to 8/1/36	492	508
6.67% 2/1/39	33	33
7% to 7% 11/1/23 to 10/1/32	20	20
7.5% to 7.5% 9/1/25 to 11/1/31	12	12
TOTAL FANNIE MAE		412,152
Freddie Mac - 7.6%
12 month U.S. LIBOR + 1.320% 3.575% 1/1/36 (f)(g)	6	6
12 month U.S. LIBOR + 1.370% 3.634% 3/1/36 (f)(g)	5	5
12 month U.S. LIBOR + 1.500% 3.824% 3/1/36 (f)(g)	3	3
12 month U.S. LIBOR + 1.660% 4.04% 7/1/36 (f)(g)	20	20
12 month U.S. LIBOR + 1.750% 4% 12/1/40 (f)(g)	36	37
12 month U.S. LIBOR + 1.750% 4% 7/1/41 (f)(g)	8	8
12 month U.S. LIBOR + 1.750% 4% 9/1/41 (f)(g)	286	289
12 month U.S. LIBOR + 1.860% 3.239% 4/1/36 (f)(g)	2	2
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (f)(g)	7	7
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (f)(g)	27	27
12 month U.S. LIBOR + 1.880% 4.13% 10/1/41 (f)(g)	392	396
12 month U.S. LIBOR + 1.900% 3.966% 10/1/42 (f)(g)	121	122
12 month U.S. LIBOR + 1.910% 3.22% 5/1/41 (f)(g)	54	54
12 month U.S. LIBOR + 1.910% 3.568% 5/1/41 (f)(g)	56	57
12 month U.S. LIBOR + 1.910% 3.791% 6/1/41 (f)(g)	68	69
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (f)(g)	18	18
12 month U.S. LIBOR + 2.020% 2.93% 4/1/38 (f)(g)	2	2
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (f)(g)	2	2
12 month U.S. LIBOR + 2.040% 4.265% 7/1/36 (f)(g)	146	149
12 month U.S. LIBOR + 2.200% 4.45% 12/1/36 (f)(g)	4	4
6 month U.S. LIBOR + 1.120% 3.029% 8/1/37 (f)(g)	2	2
6 month U.S. LIBOR + 1.580% 5.08% 12/1/35 (f)(g)	0	0
6 month U.S. LIBOR + 1.660% 3.165% 1/1/37 (f)(g)	5	5
6 month U.S. LIBOR + 1.660% 5.54% 7/1/35 (f)(g)	4	4
6 month U.S. LIBOR + 1.880% 3.488% 10/1/36 (f)(g)	36	36
6 month U.S. LIBOR + 1.990% 4% 10/1/35 (f)(g)	18	18
6 month U.S. LIBOR + 2.010% 4.76% 5/1/37 (f)(g)	3	3
6 month U.S. LIBOR + 2.020% 5.51% 6/1/37 (f)(g)	7	8
6 month U.S. LIBOR + 2.680% 5.679% 10/1/35 (f)(g)	15	15
U.S. TREASURY 1 YEAR INDEX + 2.030% 3.174% 6/1/33 (f)(g)	27	27
U.S. TREASURY 1 YEAR INDEX + 2.230% 3.067% 4/1/34 (f)(g)	8	8
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.229% 6/1/33 (f)(g)	8	8
U.S. TREASURY 1 YEAR INDEX + 2.430% 4.392% 3/1/35 (f)(g)	14	14
U.S. TREASURY 1 YEAR INDEX + 2.540% 4.046% 7/1/35 (f)(g)	222	227
1.5% 12/1/40 to 4/1/41	7,128	5,822
2% 4/1/41 to 4/1/52	60,487	49,654
2.5% 1/1/28 to 1/1/52	58,815	51,493
3% 6/1/31 to 3/1/52	23,939	21,456
3.5% 3/1/32 to 3/1/52	36,338	33,557
4% 1/1/36 to 2/1/50	6,709	6,457
4% 4/1/48	2	2
4.5% 6/1/25 to 9/1/52	37,489	36,156
5% 8/1/33 to 12/1/52	30,127	29,919
5.5% 10/1/52 to 1/1/53	18,446	18,436
6% 1/1/24 to 12/1/37	80	82
6.5% 5/1/26 to 1/1/53	5,336	5,487
7% 8/1/26 to 9/1/36	25	26
7.5% 1/1/27 to 11/1/30	0	0
8% 7/1/24 to 8/1/30	0	0
8.5% 8/1/26 to 8/1/27	0	0
TOTAL FREDDIE MAC		260,199
Ginnie Mae - 6.2%
3.5% 11/15/40 to 12/20/49	2,404	2,255
4% 8/15/39 to 6/20/49	11,125	10,698
4.5% 6/20/33 to 6/20/41	1,465	1,439
5.5% 10/15/35 to 9/15/39	43	44
7% to 7% 11/15/27 to 8/15/32	14	15
7.5% to 7.5% 6/15/23 to 1/15/31	4	4
8% 12/15/23 to 12/15/27	1	1
8.5% 8/15/29 to 1/15/31	0	0
2% 12/20/50 to 4/20/51	36,721	30,959
2% 3/1/53 (h)	7,250	6,077
2% 3/1/53 (h)	25,700	21,541
2% 3/1/53 (h)	7,750	6,496
2% 3/1/53 (h)	5,150	4,317
2% 3/1/53 (h)	6,400	5,364
2% 3/1/53 (h)	10,050	8,424
2% 3/1/53 (h)	4,450	3,730
2% 3/1/53 (h)	4,300	3,604
2% 4/1/53 (h)	25,750	21,606
2% 4/1/53 (h)	19,300	16,194
2.5% 7/20/51 to 12/20/51	798	693
2.5% 3/1/53 (h)	10,650	9,210
2.5% 3/1/53 (h)	21,150	18,290
2.5% 3/1/53 (h)	8,375	7,242
2.5% 3/1/53 (h)	7,150	6,183
3% 5/15/42 to 2/20/50	974	884
3% 3/1/53 (h)	7,750	6,913
3% 3/1/53 (h)	5,150	4,594
3% 3/1/53 (h)	10,525	9,389
3% 3/1/53 (h)	6,550	5,843
5% 9/20/33 to 4/20/48	832	835
5.47% 8/20/59 (f)(i)	1	1
6% 11/20/31 to 5/15/40	1,508	1,551
6.5% 3/20/31 to 8/15/36	7	7
TOTAL GINNIE MAE		214,403
Uniform Mortgage Backed Securities - 11.1%
1.5% 3/1/53 (h)	16,350	12,624
1.5% 3/1/53 (h)	10,200	7,876
2% 3/1/53 (h)	4,300	3,501
2% 3/1/53 (h)	24,050	19,583
2% 3/1/53 (h)	13,400	10,911
2% 3/1/53 (h)	2,700	2,198
2% 3/1/53 (h)	20,600	16,774
2% 3/1/53 (h)	6,050	4,926
2% 4/1/53 (h)	16,000	13,044
2% 4/1/53 (h)	1,550	1,264
2% 4/1/53 (h)	23,050	18,791
2.5% 3/1/53 (h)	19,550	16,563
2.5% 3/1/53 (h)	15,175	12,856
2.5% 3/1/53 (h)	7,800	6,608
2.5% 3/1/53 (h)	4,275	3,622
2.5% 4/1/53 (h)	5,600	4,749
3% 3/1/53 (h)	26,300	23,133
3% 3/1/53 (h)	27,850	24,496
3% 3/1/53 (h)	11,000	9,675
3% 4/1/53 (h)	9,900	8,715
3% 4/1/53 (h)	29,700	26,146
4% 3/1/53 (h)	14,000	13,132
4% 3/1/53 (h)	14,100	13,225
4.5% 3/1/53 (h)	11,450	11,024
4.5% 3/1/53 (h)	19,500	18,774
5% 3/1/53 (h)	1,350	1,327
5.5% 3/1/53 (h)	14,400	14,375
5.5% 3/1/53 (h)	19,600	19,566
5.5% 3/1/53 (h)	20,300	20,264
5.5% 4/1/53 (h)	18,300	18,259
6.5% 3/1/53 (h)	5,250	5,377
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		383,378
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,344,677)		1,270,132

Collateralized Mortgage Obligations - 3.8%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency - 3.8%
Fannie Mae:
floater:
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 2.99% 4/25/24 (f)(g)	4	4
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 5.597% 8/25/31 (f)(g)	26	26
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 5.417% 2/25/32 (f)(g)	1	1
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 5.5979% 3/18/32 (f)(g)	1	1
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 5.1979% 11/18/31 (f)(g)	21	21
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 5.617% 4/25/32 (f)(g)	11	11
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 5.617% 10/25/32 (f)(g)	1	1
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 5.367% 1/25/32 (f)(g)	1	1
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 5.067% 11/25/32 (f)(g)	29	29
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 5.617% 11/25/32 (f)(g)	20	20
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 3.483% 12/25/33 (f)(j)(k)	20	3
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 2.063% 11/25/36 (f)(j)(k)	14	1
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 5.547% 6/25/36 (f)(g)	1,750	1,758
planned amortization class:
Series 1993-207 Class H, 6.5% 11/25/23	1	1
Series 1996-28 Class PK, 6.5% 7/25/25	0	0
Series 1999-17 Class PG, 6% 4/25/29	6	6
Series 1999-32 Class PL, 6% 7/25/29	7	7
Series 1999-33 Class PK, 6% 7/25/29	5	5
Series 2001-52 Class YZ, 6.5% 10/25/31	1	1
Series 2003-28 Class KG, 5.5% 4/25/23	0	0
Series 2003-70 Class BJ, 5% 7/25/33	33	32
Series 2005-102 Class CO 11/25/35 (l)	4	3
Series 2005-64 Class PX, 5.5% 6/25/35	137	136
Series 2005-68 Class CZ, 5.5% 8/25/35	1,679	1,690
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 5.5458% 8/25/35 (f)(k)	1	1
Series 2005-81 Class PC, 5.5% 9/25/35	12	12
Series 2006-12 Class BO 10/25/35 (l)	16	13
Series 2006-15 Class OP 3/25/36 (l)	20	16
Series 2006-37 Class OW 5/25/36 (l)	2	2
Series 2006-45 Class OP 6/25/36 (l)	189	148
Series 2006-62 Class KP 4/25/36 (l)	9	8
Series 2010-118 Class PB, 4.5% 10/25/40	1,766	1,733
Series 2012-149:
Class DA, 1.75% 1/25/43	344	310
Class GA, 1.75% 6/25/42	372	334
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	1	1
Series 1999-25 Class Z, 6% 6/25/29	6	5
Series 2001-20 Class Z, 6% 5/25/31	6	7
Series 2001-31 Class ZC, 6.5% 7/25/31	3	3
Series 2002-16 Class ZD, 6.5% 4/25/32	2	2
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 2.933% 11/25/32 (f)(j)(k)	6	0
Series 2003-117 Class MD, 5% 12/25/23	21	21
Series 2004-52 Class KZ, 5.5% 7/25/34	159	159
Series 2004-91 Class Z, 5% 12/25/34	1,561	1,536
Series 2005-117 Class JN, 4.5% 1/25/36	100	98
Series 2005-14 Class ZB, 5% 3/25/35	478	470
Series 2006-72 Class CY, 6% 8/25/26	375	377
Series 2009-59 Class HB, 5% 8/25/39	740	733
Series 2012-67 Class AI, 4.5% 7/25/27 (j)	7	0
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 2.023% 12/25/36 (f)(j)(k)	9	1
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 1.823% 5/25/37 (f)(j)(k)	5	1
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 6.7404% 9/25/23 (f)(k)	0	0
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 3.483% 3/25/33 (f)(j)(k)	1	0
Series 2005-72 Class ZC, 5.5% 8/25/35	79	79
Series 2005-79 Class ZC, 5.9% 9/25/35	45	45
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 12.918% 6/25/37 (f)(k)	4	5
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 11.898% 7/25/37 (f)(k)	7	8
Class SB, 39.600% - 1 month U.S. LIBOR 11.898% 7/25/37 (f)(k)	2	2
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 1.733% 3/25/38 (f)(j)(k)	33	3
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 1.433% 12/25/40 (f)(j)(k)	34	2
Class ZA, 4.5% 12/25/40	15	15
Series 2010-139 Class NI, 4.5% 2/25/40 (j)	292	7
Series 2010-150 Class ZC, 4.75% 1/25/41	150	147
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 5.537% 3/25/36 (f)(g)	1,195	1,207
Series 2010-95 Class ZC, 5% 9/25/40	348	348
Series 2011-39 Class ZA, 6% 11/25/32	23	23
Series 2011-4 Class PZ, 5% 2/25/41	46	44
Series 2011-67 Class AI, 4% 7/25/26 (j)	22	1
Series 2011-83 Class DI, 6% 9/25/26 (j)	0	0
Series 2012-100 Class WI, 3% 9/25/27 (j)	69	3
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 2.033% 12/25/30 (f)(j)(k)	7	0
Series 2012-27 Class EZ, 4.25% 3/25/42	2,342	2,199
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 1.933% 6/25/41 (f)(j)(k)	7	0
Series 2013-133 Class IB, 3% 4/25/32 (j)	25	1
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 1.433% 1/25/44 (f)(j)(k)	21	2
Series 2013-51 Class GI, 3% 10/25/32 (j)	26	2
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 2.103% 6/25/35 (f)(j)(k)	28	2
Series 2015-42 Class IL, 6% 6/25/45 (j)	141	24
Series 2015-70 Class JC, 3% 10/25/45	156	146
Series 2016-26 Class CG, 3% 5/25/46	5,146	4,821
Series 2017-30 Class AI, 5.5% 5/25/47 (j)	78	14
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 1.583% 10/25/47 (f)(j)(k)	637	68
Series 2018-45 Class GI, 4% 6/25/48 (j)	871	169
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (j)	5	1
Series 343 Class 16, 5.5% 5/25/34 (j)	5	1
Series 348 Class 14, 6.5% 8/25/34 (f)(j)	3	1
Series 351:
Class 12, 5.5% 4/25/34 (f)(j)	2	0
Class 13, 6% 3/25/34 (j)	3	1
Series 359 Class 19, 6% 7/25/35 (f)(j)	2	0
Series 384 Class 6, 5% 7/25/37 (j)	19	3
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 5.3879% 1/15/32 (f)(g)	0	0
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 5.4879% 3/15/32 (f)(g)	1	1
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 5.5879% 3/15/32 (f)(g)	1	1
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 5.4879% 6/15/31 (f)(g)	1	1
Class FG, 1 month U.S. LIBOR + 0.900% 5.4879% 3/15/32 (f)(g)	0	0
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 4.9879% 11/15/32 (f)(g)	7	7
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 5.1879% 2/15/32 (f)(g)	12	12
Series 2682 Class FB, 1 month U.S. LIBOR + 0.900% 5.4879% 10/15/33 (f)(g)	640	645
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 5.4879% 2/15/33 (f)(g)	421	424
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 4.9879% 3/15/34 (f)(g)	159	158
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 4.8379% 5/15/37 (f)(g)	25	25
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	7	7
Series 2101 Class PD, 6% 11/15/28	3	4
Series 2121 Class MG, 6% 2/15/29	3	3
Series 2131 Class BG, 6% 3/15/29	21	21
Series 2137 Class PG, 6% 3/15/29	3	3
Series 2154 Class PT, 6% 5/15/29	6	6
Series 2162 Class PH, 6% 6/15/29	1	1
Series 2520 Class BE, 6% 11/15/32	10	10
Series 2682 Class LD, 4.5% 10/15/33	147	143
Series 2693 Class MD, 5.5% 10/15/33	21	21
Series 2802 Class OB, 6% 5/15/34	21	21
Series 2996 Class MK, 5.5% 6/15/35	6	6
Series 3002 Class NE, 5% 7/15/35	23	23
Series 3110 Class OP 9/15/35 (l)	6	5
Series 3119 Class PO 2/15/36 (l)	23	18
Series 3121 Class KO 3/15/36 (l)	4	3
Series 3123 Class LO 3/15/36 (l)	13	10
Series 3145 Class GO 4/15/36 (l)	14	11
Series 3189 Class PD, 6% 7/15/36	20	21
Series 3225 Class EO 10/15/36 (l)	7	5
Series 3258 Class PM, 5.5% 12/15/36	9	9
Series 3415 Class PC, 5% 12/15/37	199	197
Series 3806 Class UP, 4.5% 2/15/41	44	44
Series 3832 Class PE, 5% 3/15/41	91	91
Series 3857 Class ZP, 5% 5/15/41	3,731	3,738
Series 4135 Class AB, 1.75% 6/15/42	271	245
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	7	7
Series 2004-2802 Class ZG, 5.5% 5/15/34	2,023	2,062
Series 2004-2862 Class NE, 5% 9/15/24	11	11
Series 2135 Class JE, 6% 3/15/29	1	1
Series 2145 Class MZ, 6.5% 4/15/29	20	20
Series 2274 Class ZM, 6.5% 1/15/31	2	2
Series 2281 Class ZB, 6% 3/15/30	4	4
Series 2303 Class ZV, 6% 4/15/31	12	12
Series 2357 Class ZB, 6.5% 9/15/31	34	35
Series 2502 Class ZC, 6% 9/15/32	4	4
Series 2519 Class ZD, 5.5% 11/15/32	6	6
Series 2546 Class MJ, 5.5% 3/15/23	0	0
Series 2587 Class AD, 4.71% 3/15/33	446	443
Series 2601 Class TB, 5.5% 4/15/23	0	0
Series 2877 Class ZD, 5% 10/15/34	1,890	1,862
Series 2998 Class LY, 5.5% 7/15/25	6	6
Series 3007 Class EW, 5.5% 7/15/25	469	468
Series 3871 Class KB, 5.5% 6/15/41	4,936	5,069
Series 3889 Class DZ, 4% 1/15/41	12,976	12,455
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 2.0121% 2/15/36 (f)(j)(k)	7	1
Series 2013-4281 Class AI, 4% 12/15/28 (j)	18	0
Series 2017-4683 Class LM, 3% 5/15/47	202	189
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 1.6121% 8/15/47 (f)(j)(k)	320	33
Series 2933 Class ZM, 5.75% 2/15/35	102	104
Series 2935 Class ZK, 5.5% 2/15/35	83	84
Series 2947 Class XZ, 6% 3/15/35	40	41
Series 2996 Class ZD, 5.5% 6/15/35	69	70
Series 3237 Class C, 5.5% 11/15/36	95	95
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 2.0721% 11/15/36 (f)(j)(k)	30	3
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 2.1621% 3/15/37 (f)(j)(k)	44	4
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 2.1721% 4/15/37 (f)(j)(k)	62	7
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 1.9921% 6/15/37 (f)(j)(k)	20	2
Series 3843 Class PZ, 5% 4/15/41	3,009	3,023
Series 3949 Class MK, 4.5% 10/15/34	16	16
Series 4055 Class BI, 3.5% 5/15/31 (j)	25	1
Series 4314 Class AI, 5% 3/15/34 (j)	8	0
Series 4427 Class LI, 3.5% 2/15/34 (j)	75	5
Series 4471 Class PA 4% 12/15/40	80	78
target amortization class Series 2156 Class TC, 6.25% 5/15/29	3	3
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 5.359% 2/15/24 (f)(g)	0	0
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	2	2
Series 2056 Class Z, 6% 5/15/28	6	6
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 4341 Class ML, 3.5% 11/15/31	2,453	2,350
Series 4386 Class AZ, 4.5% 11/15/40	201	195
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 2.1% 6/16/37 (f)(j)(k)	12	1
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 5.0979% 7/20/37 (f)(g)	90	90
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 5.0779% 1/20/38 (f)(g)	90	90
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 5.4579% 8/20/38 (f)(g)	612	617
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 5.4979% 9/20/38 (f)(g)	456	461
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 5.19% 11/16/39 (f)(g)	431	429
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 5.12% 12/16/39 (f)(g)	72	72
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 5.0673% 3/20/60 (f)(g)(i)	135	135
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 4.8473% 7/20/60 (f)(g)(i)	985	978
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 4.6916% 9/20/60 (f)(g)(i)	1,186	1,178
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 4.6916% 8/20/60 (f)(g)(i)	910	903
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 4.7716% 12/20/60 (f)(g)(i)	497	494
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 4.8916% 12/20/60 (f)(g)(i)	492	490
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 4.8916% 2/20/61 (f)(g)(i)	418	416
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 4.8816% 2/20/61 (f)(g)(i)	575	572
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 4.8916% 4/20/61 (f)(g)(i)	410	408
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 4.8916% 5/20/61 (f)(g)(i)	688	686
Class FC, 1 month U.S. LIBOR + 0.500% 4.8916% 5/20/61 (f)(g)(i)	493	491
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 4.9216% 6/20/61 (f)(g)(i)	558	556
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 4.9416% 9/20/61 (f)(g)(i)	2,620	2,612
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 4.9916% 10/20/61 (f)(g)(i)	1,954	1,949
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 4.9979% 8/20/42 (f)(g)	96	94
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 5.0916% 11/20/61 (f)(g)(i)	1,806	1,804
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 5.0916% 1/20/62 (f)(g)(i)	997	996
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 5.0216% 1/20/62 (f)(g)(i)	1,629	1,625
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 5.0216% 3/20/62 (f)(g)(i)	796	792
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 4.8391% 5/20/61 (f)(g)(i)	23	23
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 4.9916% 8/20/63 (f)(g)(i)	185	184
Class FD, 1 month U.S. LIBOR + 0.600% 4.9916% 8/20/63 (f)(g)(i)	399	398
Series 2014-H02 Class FB, 1 month U.S. LIBOR + 0.650% 5.0416% 12/20/63 (f)(g)(i)	11,698	11,681
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 4.9916% 1/20/64 (f)(g)(i)	2,107	2,101
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 4.9916% 12/20/63 (f)(g)(i)	201	201
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 4.8916% 6/20/64 (f)(g)(i)	148	147
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 4.6916% 3/20/65 (f)(g)(i)	17	17
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 4.6716% 5/20/63 (f)(g)(i)	31	30
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 4.5916% 4/20/63 (f)(g)(i)	40	39
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 4.5967% 12/20/62 (f)(g)(i)	43	42
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 0.8043% 12/20/40 (f)(k)	125	103
Series 2010-31 Class BP, 5% 3/20/40	4,374	4,346
Series 2011-136 Class WI, 4.5% 5/20/40 (j)	37	3
Series 2011-68 Class EC, 3.5% 4/20/41	54	52
Series 2016-69 Class WA, 3% 2/20/46	101	94
Series 2017-134 Class BA, 2.5% 11/20/46	383	344
Series 2017-153 Class GA, 3% 9/20/47	274	249
Series 2017-182 Class KA, 3% 10/20/47	211	192
Series 2018-13 Class Q, 3% 4/20/47	269	249
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	35	34
Series 2010-160 Class DY, 4% 12/20/40	256	247
Series 2010-170 Class B, 4% 12/20/40	57	55
Series 2011-69 Class GX, 4.5% 5/16/40	2,896	2,862
Series 2014-H04 Class HA, 2.75% 2/20/64 (i)	1,659	1,627
Series 2017-139 Class BA, 3% 9/20/47	3,779	3,381
Series 2018-H12 Class HA, 3.25% 8/20/68 (i)	1,119	1,070
Series 2004-22 Class M1, 5.5% 4/20/34	790	833
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 1.91% 5/16/34 (f)(j)(k)	7	0
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 2.61% 8/17/34 (f)(j)(k)	7	1
Series 2010-116 Class QB, 4% 9/16/40	20	19
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 1.36% 2/16/40 (f)(j)(k)	47	2
Series 2010-169 Class Z, 4.5% 12/20/40	3,980	3,557
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 4.8473% 5/20/60 (f)(g)(i)	75	75
Series 2010-H16 Class BA, 3.55% 7/20/60 (i)	123	119
Series 2010-H18 Class PL, 5.01% 9/20/60 (f)(i)	59	59
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 1.5021% 7/20/41 (f)(j)(k)	24	2
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 2.11% 6/16/42 (f)(j)(k)	27	2
Series 2013-149 Class MA, 2.5% 5/20/40	199	190
Series 2013-H01 Class FA, 1.65% 1/20/63 (i)	0	0
Series 2013-H04 Class BA, 1.65% 2/20/63 (i)	0	0
Series 2013-H08 Class MA, 3% 3/20/63 (i)	7	6
Series 2014-2 Class BA, 3% 1/20/44	510	464
Series 2014-21 Class HA, 3% 2/20/44	189	172
Series 2014-25 Class HC, 3% 2/20/44	324	295
Series 2014-5 Class A, 3% 1/20/44	278	253
Series 2015-H13 Class HA, 2.5% 8/20/64 (i)	3	2
Series 2015-H30 Class HA, 1.75% 9/20/62 (f)(i)	152	145
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.23% 5/20/66 (f)(g)(i)	6,107	6,092
Series 2017-186 Class HK, 3% 11/16/45	278	254
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.08% 8/20/66 (f)(g)(i)	7,034	7,004
Series 2090-118 Class XZ, 5% 12/20/39	10,150	10,186

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $139,795)		132,304

Commercial Mortgage Securities - 0.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Freddie Mac sequential payer:
Series 2021-K136 Class A2, 2.127% 11/25/31	5,140	4,263
Series 2022-150 Class A2, 3.71% 9/25/32	2,200	2,067
Series 2022-K142 Class A2, 2.4% 3/25/32	6,700	5,669
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $12,991)		11,999

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Israeli State 5.5% 4/26/24 (Cost $4,981)	4,828	4,835

Money Market Funds - 9.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.63% (m)	267,330,094	267,384
Fidelity Securities Lending Cash Central Fund 4.63% (m)(n)	56,395,770	56,401
TOTAL MONEY MARKET FUNDS (Cost $323,782)		323,785

TOTAL INVESTMENT IN SECURITIES - 118.8% (Cost $4,433,348)	4,105,660
NET OTHER ASSETS (LIABILITIES) - (18.8)%	(649,547)
NET ASSETS - 100.0%	3,456,113

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 3/1/53	(5,250)	(4,400)
2% 3/1/53	(1,250)	(1,048)
2% 3/1/53	(25,750)	(21,583)
2% 3/1/53	(19,300)	(16,177)

TOTAL GINNIE MAE		(43,208)

Uniform Mortgage Backed Securities
2% 3/1/53	(2,450)	(1,995)
2% 3/1/53	(3,300)	(2,687)
2% 3/1/53	(2,900)	(2,361)
2% 3/1/53	(4,150)	(3,379)
2% 3/1/53	(1,550)	(1,262)
2% 3/1/53	(23,050)	(18,769)
2% 3/1/53	(16,000)	(13,028)
2.5% 3/1/53	(650)	(551)
2.5% 3/1/53	(1,200)	(1,017)
2.5% 3/1/53	(3,250)	(2,753)
2.5% 3/1/53	(8,100)	(6,862)
2.5% 3/1/53	(5,600)	(4,744)
2.5% 3/1/53	(1,900)	(1,610)
3% 3/1/53	(9,900)	(8,708)
3% 3/1/53	(12,150)	(10,687)
3% 3/1/53	(29,700)	(26,121)
5% 3/1/53	(1,350)	(1,327)
5.5% 3/1/53	(18,300)	(18,268)
5.5% 3/1/53	(3,050)	(3,045)
6.5% 3/1/53	(5,250)	(5,377)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(134,551)

TOTAL TBA SALE COMMITMENTS (Proceeds $179,255)		(177,759)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,346	Jun 2023	274,216	(623)	(623)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	447	Jun 2023	47,853	(60)	(60)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	14	Jun 2023	1,753	0	0

TOTAL FUTURES CONTRACTS					(683)
The notional amount of futures purchased as a percentage of Net Assets is 9.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $399,820,000.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty (1)	Maturity Date	Notional Amount (000s) (2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s) (3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
4%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Mar 2028	8,739	(246)	0	(246)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Mar 2033	5,620	(223)	0	(223)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Mar 2053	1,142	(89)	0	(89)
TOTAL INTEREST RATE SWAPS							(558)	0	(558)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,957,000.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $761,000.
(d)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $10,911,000.

(e)	Security or a portion of the security is on loan at period end.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(l)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	529,585	557,699	819,901	7,337	-	1	267,384	0.6%
Fidelity Securities Lending Cash Central Fund 4.63%	80,585	499,477	523,661	114	-	-	56,401	0.2%
Total	610,170	1,057,176	1,343,562	7,451	-	1	323,785

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	2,362,605	-	2,362,605	-

U.S. Government Agency - Mortgage Securities	1,270,132	-	1,270,132	-

Collateralized Mortgage Obligations	132,304	-	132,304	-

Commercial Mortgage Securities	11,999	-	11,999	-

Foreign Government and Government Agency Obligations	4,835	-	4,835	-

Money Market Funds	323,785	323,785	-	-
Total Investments in Securities:	4,105,660	323,785	3,781,875	-
Derivative Instruments:

Liabilities
Futures Contracts	(683)	(683)	-	-
Swaps	(558)	-	(558)	-
Total Liabilities	(1,241)	(683)	(558)	-
Total Derivative Instruments:	(1,241)	(683)	(558)	-
Other Financial Instruments:

TBA Sale Commitments	(177,759)	-	(177,759)	-
Total Other Financial Instruments:	(177,759)	-	(177,759)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	0	(683)
Swaps (b)	0	(558)
Total Interest Rate Risk	0	(1,241)
Total Value of Derivatives	0	(1,241)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(b)For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $55,206) - See accompanying schedule:
Unaffiliated issuers (cost $4,109,566)	$3,781,875
Fidelity Central Funds (cost $323,782)	323,785

Total Investment in Securities (cost $4,433,348)		$4,105,660
Receivable for investments sold		4,920
Receivable for TBA sale commitments		179,255
Receivable for fund shares sold		1,783
Interest receivable		11,216
Distributions receivable from Fidelity Central Funds		1,023
Receivable from investment adviser for expense reductions		83
Total assets		4,303,940
Liabilities
Payable for investments purchased
Regular delivery	$50,237
Delayed delivery	559,956
TBA sale commitments, at value	177,759
Payable for fund shares redeemed	1,805
Distributions payable	277
Accrued management fee	866
Distribution and service plan fees payable	65
Payable for daily variation margin on futures contracts	46
Payable for daily variation margin on centrally cleared OTC swaps	7
Other affiliated payables	408
Collateral on securities loaned	56,401
Total Liabilities		847,827
Net Assets		$3,456,113
Net Assets consist of:
Paid in capital		$4,003,324
Total accumulated earnings (loss)		(547,211)
Net Assets		$3,456,113

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($107,722 ÷ 11,792 shares) (a)		$9.14
Maximum offering price per share (100/96.00 of $9.14)		$9.52
Class M :
Net Asset Value and redemption price per share ($85,736 ÷ 9,386 shares) (a)		$9.13
Maximum offering price per share (100/96.00 of $9.13)		$9.51
Class C :
Net Asset Value and offering price per share ($28,390 ÷ 3,127 shares) (a)		$9.08
Government Income :
Net Asset Value , offering price and redemption price per share ($1,595,801 ÷ 174,939 shares)		$9.12
Class I :
Net Asset Value , offering price and redemption price per share ($194,115 ÷ 21,248 shares)		$9.14
Class Z :
Net Asset Value , offering price and redemption price per share ($1,444,349 ÷ 158,018 shares)		$9.14
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
Amounts in thousands		Six months ended February 28, 2023 (Unaudited)
Investment Income
Interest		$37,163
Income from Fidelity Central Funds (including $114 from security lending)		7,451
Total Income		44,614
Expenses
Management fee	$5,154
Transfer agent fees	1,519
Distribution and service plan fees	400
Fund wide operations fee	889
Independent trustees' fees and expenses	7
Total expenses before reductions	7,969
Expense reductions	(299)
Total expenses after reductions		7,670
Net Investment income (loss)		36,944
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(58,863)
Futures contracts	(12,670)
Swaps	(438)
Total net realized gain (loss)		(71,971)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(68,321)
Fidelity Central Funds	1
Futures contracts	386
Swaps	(415)
TBA Sale commitments	(2,266)
Total change in net unrealized appreciation (depreciation)		(70,615)
Net gain (loss)		(142,586)
Net increase (decrease) in net assets resulting from operations		$(105,642)
Statement of Changes in Net Assets

Amount in thousands	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,944	$38,185
Net realized gain (loss)	(71,971)	(59,827)
Change in net unrealized appreciation (depreciation)	(70,615)	(394,506)
Net increase (decrease) in net assets resulting from operations	(105,642)	(416,148)
Distributions to shareholders	(36,077)	(39,020)
Share transactions - net increase (decrease)	2,036	543,547
Total increase (decrease) in net assets	(139,683)	88,379

Net Assets
Beginning of period	3,595,796	3,507,417
End of period	$3,456,113	$3,595,796

Financial Highlights
Fidelity Advisor® Government Income Fund Class A

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.51	$10.78	$11.17	$10.70	$10.00	$10.36
Income from Investment Operations
Net investment income (loss) A,B	.083	.076	.052	.117	.199	.166
Net realized and unrealized gain (loss)	(.373)	(1.269)	(.255)	.477	.696	(.362)
Total from investment operations	(.290)	(1.193)	(.203)	.594	.895	(.196)
Distributions from net investment income	(.080)	(.077)	(.046)	(.124)	(.195)	(.164)
Distributions from net realized gain	-	-	(.141)	-	-	-
Total distributions	(.080)	(.077)	(.187)	(.124)	(.195)	(.164)
Net asset value, end of period	$9.14	$9.51	$10.78	$11.17	$10.70	$10.00
Total Return C,D,E	(3.05)%	(11.11)%	(1.84)%	5.59%	9.06%	(1.89)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.79% H	.77%	.76%	.77%	.78%	.77%
Expenses net of fee waivers, if any	.79% H	.77%	.76%	.77%	.78%	.77%
Expenses net of all reductions	.79% H	.77%	.76%	.77%	.78%	.77%
Net investment income (loss)	1.81% H	.74%	.48%	1.08%	1.96%	1.64%
Supplemental Data
Net assets, end of period (in millions)	$108	$119	$185	$215	$139	$131
Portfolio turnover rate I	430% H	318%	223%	255% J	246%	123%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Government Income Fund Class M

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.51	$10.77	$11.17	$10.70	$10.00	$10.36
Income from Investment Operations
Net investment income (loss) A,B	.084	.077	.052	.118	.201	.167
Net realized and unrealized gain (loss)	(.383)	(1.259)	(.265)	.477	.696	(.362)
Total from investment operations	(.299)	(1.182)	(.213)	.595	.897	(.195)
Distributions from net investment income	(.081)	(.078)	(.046)	(.125)	(.197)	(.165)
Distributions from net realized gain	-	-	(.141)	-	-	-
Total distributions	(.081)	(.078)	(.187)	(.125)	(.197)	(.165)
Net asset value, end of period	$9.13	$9.51	$10.77	$11.17	$10.70	$10.00
Total Return C,D,E	(3.14)%	(11.01)%	(1.92)%	5.61%	9.08%	(1.88)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.77% H	.76%	.75%	.76%	.76%	.76%
Expenses net of fee waivers, if any	.77% H	.76%	.75%	.76%	.76%	.76%
Expenses net of all reductions	.77% H	.76%	.75%	.76%	.76%	.76%
Net investment income (loss)	1.83% H	.75%	.48%	1.09%	1.98%	1.65%
Supplemental Data
Net assets, end of period (in millions)	$86	$95	$128	$151	$131	$137
Portfolio turnover rate I	430% H	318%	223%	255% J	246%	123%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Government Income Fund Class C

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.45	$10.73	$11.16	$10.70	$10.00	$10.36
Income from Investment Operations
Net investment income (loss) A,B	.048	(.002)	(.032)	.034	.122	.088
Net realized and unrealized gain (loss)	(.373)	(1.261)	(.257)	.472	.695	(.361)
Total from investment operations	(.325)	(1.263)	(.289)	.506	.817	(.273)
Distributions from net investment income	(.045)	(.017)	- C	(.046)	(.117)	(.087)
Distributions from net realized gain	-	-	(.141)	-	-	-
Total distributions	(.045)	(.017)	(.141)	(.046)	(.117)	(.087)
Net asset value, end of period	$9.08	$9.45	$10.73	$11.16	$10.70	$10.00
Total Return D,E,F	(3.44)%	(11.78)%	(2.61)%	4.75%	8.24%	(2.64)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.56% I	1.53%	1.53%	1.53%	1.54%	1.54%
Expenses net of fee waivers, if any	1.56% I	1.53%	1.53%	1.53%	1.54%	1.54%
Expenses net of all reductions	1.56% I	1.53%	1.53%	1.53%	1.54%	1.54%
Net investment income (loss)	1.05% I	(.02)%	(.29)%	.31%	1.20%	.87%
Supplemental Data
Net assets, end of period (in millions)	$28	$33	$48	$80	$51	$57
Portfolio turnover rate J	430% I	318%	223%	255% K	246%	123%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.0005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Government Income Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.49	$10.76	$11.15	$10.68	$9.99	$10.35
Income from Investment Operations
Net investment income (loss) A,B	.098	.108	.085	.152	.232	.198
Net realized and unrealized gain (loss)	(.372)	(1.269)	(.257)	.476	.686	(.361)
Total from investment operations	(.274)	(1.161)	(.172)	.628	.918	(.163)
Distributions from net investment income	(.096)	(.109)	(.077)	(.158)	(.228)	(.197)
Distributions from net realized gain	-	-	(.141)	-	-	-
Total distributions	(.096)	(.109)	(.218)	(.158)	(.228)	(.197)
Net asset value, end of period	$9.12	$9.49	$10.76	$11.15	$10.68	$9.99
Total Return C,D	(2.89)%	(10.84)%	(1.56)%	5.94%	9.33%	(1.58)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.15% G	1.06%	.79%	1.39%	2.29%	1.96%
Supplemental Data
Net assets, end of period (in millions)	$1,596	$1,756	$2,130	$2,743	$2,633	$2,964
Portfolio turnover rate H	430% G	318%	223%	255% I	246%	123%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Government Income Fund Class I

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.51	$10.78	$11.17	$10.70	$10.00	$10.36
Income from Investment Operations
Net investment income (loss) A,B	.096	.105	.081	.148	.228	.194
Net realized and unrealized gain (loss)	(.372)	(1.270)	(.257)	.477	.696	(.361)
Total from investment operations	(.276)	(1.165)	(.176)	.625	.924	(.167)
Distributions from net investment income	(.094)	(.105)	(.073)	(.155)	(.224)	(.193)
Distributions from net realized gain	-	-	(.141)	-	-	-
Total distributions	(.094)	(.105)	(.214)	(.155)	(.224)	(.193)
Net asset value, end of period	$9.14	$9.51	$10.78	$11.17	$10.70	$10.00
Total Return C,D	(2.90)%	(10.85)%	(1.59)%	5.89%	9.38%	(1.61)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.50% G	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.50% G	.49%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.50% G	.49%	.49%	.49%	.49%	.49%
Net investment income (loss)	2.10% G	1.02%	.75%	1.36%	2.25%	1.92%
Supplemental Data
Net assets, end of period (in millions)	$194	$199	$280	$411	$407	$411
Portfolio turnover rate H	430% G	318%	223%	255% I	246%	123%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Government Income Fund Class Z

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.51	$10.78	$11.18	$10.70	$9.91
Income from Investment Operations
Net investment income (loss) B,C	.102	.116	.095	.163	.198
Net realized and unrealized gain (loss)	(.372)	(1.268)	(.267)	.485	.808
Total from investment operations	(.270)	(1.152)	(.172)	.648	1.006
Distributions from net investment income	(.100)	(.118)	(.087)	(.168)	(.216)
Distributions from net realized gain	-	-	(.141)	-	-
Total distributions	(.100)	(.118)	(.228)	(.168)	(.216)
Net asset value, end of period	$9.14	$9.51	$10.78	$11.18	$10.70
Total Return D,E	(2.84)%	(10.74)%	(1.55)%	6.12%	10.27%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.40% H	.40%	.40%	.40%	.40% H
Expenses net of fee waivers, if any	.36% H	.36%	.36%	.36%	.36% H
Expenses net of all reductions	.36% H	.36%	.36%	.36%	.36% H
Net investment income (loss)	2.24% H	1.15%	.88%	1.48%	2.27% H
Supplemental Data
Net assets, end of period (in millions)	$1,444	$1,394	$735	$937	$139
Portfolio turnover rate I	430% H	318%	223%	255% J	246%

A For the period October 2, 2018 (commencement of sale of shares) through August 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Government Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, short-term gain distributions from Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and future contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,727
Gross unrealized depreciation	$(327,075)
Net unrealized appreciation (depreciation)	$(324,348)
Tax cost	$4,430,263

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(106,096)
Long-term	(45,977)
Total capital loss carryforward	$(152,073)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Government Income Fund
Interest Rate Risk
Futures Contracts	$(12,670)	$386
Swaps	(438)	(415)
Total Interest Rate Risk	(13,108)	(29)
Totals	$(13,108)	$(29)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Government Income Fund	4,900,968	4,899,062
6. Fees and Other Transactions with Affiliates.
Management Fee   and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Government Income, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$139	$3
Class M	- %	.25%	112	1
Class C	.75%	.25%	149	10
			$400	$14

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4
Class M	- B
Class C A	- B
$4
A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
B   In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Government Income and Class Z. FIIOC receives an asset-based fee of Government Income's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$105.19
Class M	73.16
Class C	29.20
Government Income	827.10
Class I	140.15
Class Z	345.05
	$1,519
A   Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity Government Income Fund	.05%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund redeemed 2,708 shares of Fidelity Mortgage Backed Securities Central Fund in exchange for investments, including accrued interest and cash, if any, with a value of $273,666. The net realized loss of $9,995 on the Fund's redemptions of Fidelity Mortgage Backed Securities Central Fund shares is included in "Net realized gain (loss)" in the accompanying Statement of Changes in Net Assets. The Fund recognized a net loss on the exchanges for federal income tax purposes.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Government Income Fund	$12	$-	$-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2023. Some expenses, for example   the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$298

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2023	Year ended August 31, 2022
Fidelity Government Income Fund
Distributions to shareholders
Class A	$967	$1,067
Class M	791	824
Class C	146	66
Government Income	17,190	20,606
Class I	1,950	2,410
Class Z	15,033	14,047
Total	$36,077	$39,020
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2023	Year ended August 31, 2022	Six months ended February 28, 2023	Year ended August 31, 2022
Fidelity Government Income Fund
Class A
Shares sold	752	2,041	$6,931	$20,884
Reinvestment of distributions	101	101	927	1,022
Shares redeemed	(1,614)	(6,788)	(14,860)	(70,057)
Net increase (decrease)	(761)	(4,646)	$(7,002)	$(48,151)
Class M
Shares sold	1,125	2,434	$10,349	$24,763
Reinvestment of distributions	79	75	721	755
Shares redeemed	(1,857)	(4,360)	(17,113)	(44,736)
Net increase (decrease)	(653)	(1,851)	$(6,043)	$(19,218)
Class C
Shares sold	205	388	$1,882	$3,951
Reinvestment of distributions	16	7	144	66
Shares redeemed	(558)	(1,438)	(5,114)	(14,547)
Net increase (decrease)	(337)	(1,043)	$(3,088)	$(10,530)
Government Income
Shares sold	19,028	45,717	$175,692	$462,305
Reinvestment of distributions	1,754	1,913	16,052	19,241
Shares redeemed	(30,783)	(60,673)	(283,135)	(615,563)
Net increase (decrease)	(10,001)	(13,043)	$(91,391)	$(134,017)
Class I
Shares sold	4,159	7,936	$38,192	$81,576
Reinvestment of distributions	208	229	1,909	2,318
Shares redeemed	(4,051)	(13,237)	(37,321)	(136,001)
Net increase (decrease)	316	(5,072)	$2,780	$(52,107)
Class Z
Shares sold	17,913	107,510	$166,066	$1,106,400
Reinvestment of distributions	1,614	1,383	14,809	13,887
Shares redeemed	(8,020)	(30,583)	(74,095)	(312,717)
Net increase (decrease)	11,507	78,310	$106,780	$807,570
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity Government Income Fund	17%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023
Fidelity® Government Income Fund
Class A	.79%
Actual		$ 1,000	$ 969.50	$ 3.86
Hypothetical- B		$ 1,000	$ 1,020.88	$ 3.96
Class M	.77%
Actual		$ 1,000	$ 968.60	$ 3.76
Hypothetical- B		$ 1,000	$ 1,020.98	$ 3.86
Class C	1.56%
Actual		$ 1,000	$ 965.60	$ 7.60
Hypothetical- B		$ 1,000	$ 1,017.06	$ 7.80
Fidelity® Government Income Fund	.45%
Actual		$ 1,000	$ 971.10	$ 2.20
Hypothetical- B		$ 1,000	$ 1,022.56	$ 2.26
Class I	.50%
Actual		$ 1,000	$ 971.00	$ 2.44
Hypothetical- B		$ 1,000	$ 1,022.32	$ 2.51
Class Z	.36%
Actual		$ 1,000	$ 971.60	$ 1.76
Hypothetical- B		$ 1,000	$ 1,023.01	$ 1.81

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors.  Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools.  The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the representative class (the retail class) and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the total expense ratio of the representative class (the retail class) of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total net expense ratio of the retail class ranked below the similar sales load structure group competitive median and below the ASPG competitive median for 2021.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the fund or class, as applicable. The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2023.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.700523.125
GOV-SANN-0423
Fidelity® Intermediate Government Income Fund

Semi-Annual Report
February 28, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 28, 2023 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and its pro-rata share of investments in Fidelity's Central Funds, other than the Money Market Central Funds.
Coupon Distribution (% of Fund's Investments)

0.01 - 0.99%	13.0
1 - 1.99%	22.7
2 - 2.99%	35.1
3 - 3.99%	8.7
4 - 4.99%	8.1
5 - 5.99%	1.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Asset Allocation (% of Fund's net assets)

Foreign investments - 0.3%
Futures and Swaps - 13.5%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 90.4%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency Obligations - 0.6%
Fannie Mae 0.625% 4/22/25	375	343
Freddie Mac 4% 11/25/24	1,700	1,663
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,006
U.S. Treasury Obligations - 89.3%
U.S. Treasury Bonds 3.625% 2/15/53	469	447
U.S. Treasury Notes:
0.25% 7/31/25	23,839	21,477
0.25% 9/30/25	1,660	1,488
0.25% 10/31/25	3,300	2,947
0.375% 4/30/25	2,186	1,991
0.375% 12/31/25	4,210	3,756
0.75% 8/31/26	6,800	6,002
0.875% 9/30/26	10,000	8,846
1.125% 8/31/28 (b)	68,556	58,442
1.25% 12/31/26	4,939	4,404
1.25% 9/30/28	580	497
1.5% 9/30/24	4,297	4,070
1.5% 1/31/27	5,049	4,537
1.75% 7/31/24	220	210
1.875% 2/28/27	5,600	5,100
2% 8/15/25 (b)	39,301	36,931
2.125% 7/31/24	5,667	5,439
2.125% 5/15/25 (b)(c)	593	561
2.25% 4/30/24	11,454	11,082
2.25% 12/31/24	807	770
2.25% 3/31/26	3,325	3,116
2.5% 2/28/26	9,441	8,923
2.625% 7/31/29	600	550
2.75% 2/15/24 (d)	18,257	17,848
2.75% 6/30/25	2,770	2,653
2.75% 7/31/27	4,200	3,946
2.75% 5/31/29	2,897	2,680
2.75% 8/15/32	14,153	12,862
2.875% 11/30/25	8,513	8,151
2.875% 4/30/29	600	559
2.875% 5/15/32	3,160	2,906
3.125% 11/15/28	9,210	8,730
3.5% 1/31/28 (d)	1,920	1,862
3.5% 2/15/33	1,700	1,644
3.875% 1/15/26 (d)	6,900	6,781
3.875% 11/30/27	590	582
3.875% 12/31/27	1,800	1,773
3.875% 11/30/29	1,537	1,517
3.875% 12/31/29	2,671	2,638
4% 2/15/26	1,900	1,874
4% 10/31/29	8,000	7,953
4.125% 11/15/32	3,130	3,180
4.25% 12/31/24	5,300	5,241
4.375% 10/31/24	1,600	1,585
4.5% 11/15/25	2,400	2,396
4.625% 2/28/25	3,500	3,489
TOTAL U.S. TREASURY OBLIGATIONS		294,436
Other Government Related - 0.5%
Private Export Funding Corp. Secured 1.75% 11/15/24	1,640	1,541
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $323,135)		297,983

U.S. Government Agency - Mortgage Securities - 6.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 2.9%
1.5% 11/1/40 to 11/1/41	3,181	2,591
2% 2/1/28	150	140
2.5% 1/1/28 to 12/1/51	4,119	3,700
3% 11/1/34 to 2/1/52	1,221	1,125
3.5% 3/1/52	515	470
4% 9/1/52	246	232
5% 10/1/52 to 12/1/52	1,429	1,422
TOTAL FANNIE MAE		9,680
Freddie Mac - 3.0%
1.5% 12/1/40 to 4/1/41	873	713
2.5% 1/1/28 to 12/1/51	3,629	3,286
3% 9/1/34	387	363
3.5% 5/1/51 to 12/1/52	4,756	4,348
5% 10/1/52 to 12/1/52	1,334	1,328
TOTAL FREDDIE MAC		10,038
Ginnie Mae - 0.1%
2% 3/1/53 (e)	200	168
Uniform Mortgage Backed Securities - 0.8%
3.5% 3/1/53 (e)	1,200	1,093
4% 3/1/53 (e)	800	750
4% 3/1/53 (e)	800	750
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,593
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $24,098)		22,479

Commercial Mortgage Securities - 0.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Freddie Mac sequential payer:
Series 2022-150 Class A2, 3.71% 9/25/32	200	188
Series 2022-K142 Class A2, 2.4% 3/25/32	700	592
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $775)		780

Foreign Government and Government Agency Obligations - 0.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Israeli State 5.5% 4/26/24 (Cost $1,135)	1,100	1,102

Money Market Funds - 11.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.63% (f)	16,815,480	16,819
Fidelity Securities Lending Cash Central Fund 4.63% (f)(g)	22,287,931	22,290
TOTAL MONEY MARKET FUNDS (Cost $39,109)		39,109

TOTAL INVESTMENT IN SECURITIES - 109.6% (Cost $388,252)	361,453
NET OTHER ASSETS (LIABILITIES) - (9.6)%	(31,688)
NET ASSETS - 100.0%	329,765

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 3/1/53	(200)	(168)

Uniform Mortgage Backed Securities
3.5% 3/1/53	(1,100)	(1,002)
3.5% 3/1/53	(100)	(91)
3.5% 4/1/53	(1,200)	(1,092)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(2,185)

TOTAL TBA SALE COMMITMENTS (Proceeds $2,385)		(2,353)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	74	Jun 2023	8,263	6	6
CBOT 2-Year U.S. Treasury Note Contracts (United States)	132	Jun 2023	26,893	(60)	(60)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	125	Jun 2023	13,382	(17)	(17)

TOTAL PURCHASED					(71)

Sold

Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	30	Jun 2023	3,757	0	0
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	2	Jun 2023	270	(2)	(2)

TOTAL SOLD					(2)

TOTAL FUTURES CONTRACTS					(73)
The notional amount of futures purchased as a percentage of Net Assets is 14.8%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $51,464,000.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty (1)	Maturity Date	Notional Amount (000s) (2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s) (3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Mar 2030	26	(1)	0	(1)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $395,000.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $9,000.
(d)	Security or a portion of the security is on loan at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	17,468	48,286	48,935	199	-	-	16,819	0.0%
Fidelity Securities Lending Cash Central Fund 4.63%	17,759	96,679	92,148	6	-	-	22,290	0.1%
Total	35,227	144,965	141,083	205	-	-	39,109

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	297,983	-	297,983	-

U.S. Government Agency - Mortgage Securities	22,479	-	22,479	-

Commercial Mortgage Securities	780	-	780	-

Foreign Government and Government Agency Obligations	1,102	-	1,102	-

Money Market Funds	39,109	39,109	-	-
Total Investments in Securities:	361,453	39,109	322,344	-
Derivative Instruments:

Assets
Futures Contracts	6	6	-	-
Total Assets	6	6	-	-

Liabilities
Futures Contracts	(79)	(79)	-	-
Swaps	(1)	-	(1)	-
Total Liabilities	(80)	(79)	(1)	-
Total Derivative Instruments:	(74)	(73)	(1)	-
Other Financial Instruments:

TBA Sale Commitments	(2,353)	-	(2,353)	-
Total Other Financial Instruments:	(2,353)	-	(2,353)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	6	(79)
Swaps (b)	0	(1)
Total Interest Rate Risk	6	(80)
Total Value of Derivatives	6	(80)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(b)For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amount)		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $21,804) - See accompanying schedule:
Unaffiliated issuers (cost $349,143)	$322,344
Fidelity Central Funds (cost $39,109)	39,109

Total Investment in Securities (cost $388,252)		$361,453
Receivable for TBA sale commitments		2,385
Receivable for fund shares sold		1,432
Interest receivable		944
Distributions receivable from Fidelity Central Funds		50
Receivable for daily variation margin on futures contracts		2
Total assets		366,266
Liabilities
Payable for investments purchased
Regular delivery	$8,879
Delayed delivery	2,761
TBA sale commitments, at value	2,353
Payable for fund shares redeemed	51
Distributions payable	43
Accrued management fee	82
Other affiliated payables	42
Collateral on securities loaned	22,290
Total Liabilities		36,501
Net Assets		$329,765
Net Assets consist of:
Paid in capital		$369,538
Total accumulated earnings (loss)		(39,773)
Net Assets		$329,765
Net Asset Value , offering price and redemption price per share ($329,765 ÷ 34,626 shares)		$9.52

Statement of Operations
Amounts in thousands		Six months ended February 28, 2023 (Unaudited)
Investment Income
Interest		$3,307
Income from Fidelity Central Funds (including $6 from security lending)		205
Total Income		3,512
Expenses
Management fee	$494
Transfer agent fees	166
Fund wide operations fee	85
Independent trustees' fees and expenses	2
Total expenses before reductions	747
Total expenses after reductions		747
Net Investment income (loss)		2,765
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,853)
Futures contracts	(1,589)
Swaps	(1)
Total net realized gain (loss)		(3,443)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(6,011)
Futures contracts	135
Swaps	(1)
TBA Sale commitments	(43)
Total change in net unrealized appreciation (depreciation)		(5,920)
Net gain (loss)		(9,363)
Net increase (decrease) in net assets resulting from operations		$(6,598)
Statement of Changes in Net Assets

Amount in thousands	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,765	$4,376
Net realized gain (loss)	(3,443)	(6,245)
Change in net unrealized appreciation (depreciation)	(5,920)	(31,412)
Net increase (decrease) in net assets resulting from operations	(6,598)	(33,281)
Distributions to shareholders	(2,641)	(4,398)
Share transactions
Proceeds from sales of shares	31,150	30,463
Reinvestment of distributions	2,393	4,023
Cost of shares redeemed	(41,514)	(103,841)
Net increase (decrease) in net assets resulting from share transactions	(7,971)	(69,355)
Total increase (decrease) in net assets	(17,210)	(107,034)

Net Assets
Beginning of period	346,975	454,009
End of period	$329,765	$346,975

Other Information
Shares
Sold	3,256	2,983
Issued in reinvestment of distributions	250	393
Redeemed	(4,340)	(10,039)
Net increase (decrease)	(834)	(6,663)

Financial Highlights
Fidelity® Intermediate Government Income Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.79	$10.78	$11.15	$10.77	$10.23	$10.57
Income from Investment Operations
Net investment income (loss) A,B	.080	.115	.102	.166	.214	.181
Net realized and unrealized gain (loss)	(.274)	(.989)	(.220)	.376	.524	(.342)
Total from investment operations	(.194)	(.874)	(.118)	.542	.738	(.161)
Distributions from net investment income	(.076)	(.109)	(.091)	(.162)	(.198)	(.179)
Distributions from net realized gain	-	(.007)	(.161)	-	-	-
Total distributions	(.076)	(.116)	(.252)	(.162)	(.198)	(.179)
Net asset value, end of period	$9.52	$9.79	$10.78	$11.15	$10.77	$10.23
Total Return C,D	(1.98)%	(8.15)%	(1.07)%	5.07%	7.30%	(1.52)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.68% G	1.11%	.94%	1.52%	2.06%	1.75%
Supplemental Data
Net assets, end of period (in millions)	$330	$347	$454	$551	$529	$541
Portfolio turnover rate H	106% G	159%	220%	287%	244%	132%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Intermediate Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.   Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds, futures contracts, swaps, market discount, capital loss carryforwards and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$98
Gross unrealized depreciation	(26,291)
Net unrealized appreciation (depreciation)	$(26,193)
Tax cost	$387,604

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(8,434)
Long-term	(2,070)
Total capital loss carryforward	$(10,504)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Intermediate Government Income Fund
Interest Rate Risk
Futures Contracts	$(1,589)	$135
Swaps	(1)	(1)
Total Interest Rate Risk	(1,590)	134
Totals	$(1,590)	$134

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Intermediate Government Income Fund	89,102	99,450
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity Intermediate Government Income Fund	.05%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Intermediate Government Income Fund	$1	$-	$-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023

Fidelity® Intermediate Government Income Fund	.45%
Actual		$ 1,000	$ 980.20	$ 2.21
Hypothetical- B		$ 1,000	$ 1,022.56	$ 2.26

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors.  Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools.  The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median for 2021 and below the ASPG competitive median for 2021.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies.

After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.844597.117
SLM-SANN-0423
Fidelity® Series Government Bond Index Fund

Semi-Annual Report
February 28, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

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Investment Summary February 28, 2023 (Unaudited)
Coupon Distribution (% of Fund's Investments)

0.01 - 0.99%	31.0
1 - 1.99%	21.3
2 - 2.99%	21.6
3 - 3.99%	12.9
4 - 4.99%	10.0
5 - 5.99%	1.0
6 - 6.99%	0.7
7 - 7.99%	0.4
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Asset Allocation (% of Fund's net assets)

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 99.4%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 3.4%
Fannie Mae:
0.5% 6/17/25	5,000	4,544
0.625% 4/22/25	814,000	745,393
0.875% 12/18/26	1,200,000	1,040,995
0.875% 8/5/30	1,057,000	838,617
1.625% 1/7/25	15,000	14,145
1.875% 9/24/26	674,000	617,740
2.125% 4/24/26	221,000	205,768
2.5% 2/5/24	690,000	672,499
2.625% 9/6/24	9,000	8,687
5.625% 7/15/37	163,000	185,072
6.25% 5/15/29	71,000	78,817
7.125% 1/15/30	6,000	7,066
7.25% 5/15/30	866,000	1,030,375
Federal Farm Credit Bank:
0.72% 10/27/26	500,000	432,576
1% 10/7/26	1,000,000	875,814
1.3% 3/30/27	130,000	113,673
3% 8/3/26	1,560,000	1,483,757
4.25% 9/30/25	800,000	791,474
Federal Home Loan Bank:
1% 12/20/24	330,000	307,672
1% 3/23/26	994,500	887,206
1.25% 10/26/26	1,060,000	935,604
3.25% 11/16/28	1,850,000	1,758,967
3.375% 3/8/24	2,370,000	2,323,809
5.5% 7/15/36	100,000	111,749
Freddie Mac:
0.375% 9/23/25	3,210,000	2,884,850
2.75% 6/19/23	11,000	10,923
6.25% 7/15/32	585,000	678,735
6.75% 9/15/29	185,000	209,905
6.75% 3/15/31	173,000	203,152
Tennessee Valley Authority:
4.625% 9/15/60	2,440,000	2,342,998
4.875% 1/15/48	630,000	635,315
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		22,437,897
U.S. Treasury Obligations - 96.0%
U.S. Treasury Bonds:
1.125% 5/15/40	301,000	190,512
1.125% 8/15/40	2,054,000	1,293,619
1.25% 5/15/50	5,591,000	3,101,476
1.375% 11/15/40	12,447,000	8,178,554
1.375% 8/15/50	2,035,000	1,166,468
1.625% 11/15/50	8,694,000	5,326,773
1.75% 8/15/41	3,138,000	2,174,536
1.875% 2/15/41	3,726,000	2,663,071
1.875% 2/15/51	3,943,000	2,574,348
1.875% 11/15/51	4,779,000	3,108,217
2% 11/15/41	4,351,000	3,144,787
2% 2/15/50	5,143,000	3,478,757
2% 8/15/51	5,091,000	3,421,908
2.25% 5/15/41	3,180,000	2,416,179
2.25% 8/15/46	1,070,000	772,030
2.25% 8/15/49	3,614,000	2,592,057
2.25% 2/15/52	5,390,000	3,843,112
2.375% 2/15/42	9,080,000	6,984,195
2.375% 11/15/49	259,000	190,992
2.375% 5/15/51	7,199,000	5,284,797
2.5% 2/15/45	160,000	122,231
2.75% 8/15/42	3,058,000	2,491,912
2.75% 11/15/42	370,000	300,697
2.75% 8/15/47	7,951,000	6,320,734
2.75% 11/15/47	450,000	357,803
2.875% 5/15/43	2,399,000	1,984,610
2.875% 8/15/45	66,000	53,826
2.875% 11/15/46	2,801,000	2,282,268
2.875% 5/15/49	1,675,000	1,369,836
2.875% 5/15/52	2,080,000	1,703,244
3% 5/15/42	3,768,000	3,206,774
3% 11/15/44	265,000	221,658
3% 5/15/45	303,000	252,910
3% 11/15/45	3,162,000	2,635,947
3% 2/15/47	5,955,000	4,956,607
3% 5/15/47	8,000	6,662
3% 2/15/48	856,000	713,489
3% 8/15/48	519,000	433,162
3% 2/15/49	420,000	351,422
3% 8/15/52	4,630,000	3,892,094
3.125% 11/15/41	1,240,000	1,083,838
3.125% 2/15/43	137,000	118,050
3.125% 8/15/44	533,000	455,777
3.125% 5/15/48	5,311,000	4,533,644
3.25% 5/15/42	2,120,000	1,873,798
3.375% 8/15/42	3,690,000	3,322,153
3.375% 5/15/44	1,939,000	1,729,346
3.375% 11/15/48	10,000	8,947
3.625% 8/15/43	481,000	447,837
3.625% 2/15/44	600,000	556,758
3.75% 8/15/41	275,000	263,925
3.75% 11/15/43	985,000	933,441
3.875% 8/15/40	2,366,000	2,321,175
4% 11/15/42	1,710,000	1,685,686
4.25% 11/15/40	92,000	94,613
4.375% 2/15/38	410,000	429,443
4.375% 11/15/39	523,000	547,066
4.5% 2/15/36 (b)	1,391,000	1,484,947
4.625% 2/15/40	409,000	440,506
4.75% 2/15/41	12,000	13,118
5% 5/15/37	1,471,000	1,644,532
5.25% 11/15/28	505,000	533,209
5.25% 2/15/29	3,824,000	4,040,146
5.5% 8/15/28	147,000	156,210
6.125% 8/15/29	443,000	493,218
6.25% 5/15/30	1,660,000	1,886,759
6.5% 11/15/26	980,000	1,050,820
7.5% 11/15/24	1,230,000	1,282,948
U.S. Treasury Notes:
0.125% 5/31/23	10,000	9,882
0.125% 1/15/24 (b)	3,000	2,873
0.125% 2/15/24	175,000	166,783
0.25% 4/15/23	22,000	21,878
0.25% 5/15/24	1,038,000	979,045
0.25% 6/15/24	18,735,000	17,606,497
0.25% 5/31/25	1,615,000	1,462,837
0.25% 6/30/25	273,000	246,788
0.25% 7/31/25	5,195,000	4,680,370
0.25% 8/31/25	7,120,000	6,394,650
0.25% 9/30/25	448,000	401,625
0.25% 10/31/25	1,882,000	1,680,714
0.375% 7/15/24	11,356,000	10,651,130
0.375% 8/15/24	18,160,000	16,973,925
0.375% 9/15/24	8,936,000	8,327,933
0.375% 4/30/25	7,678,000	6,994,778
0.375% 11/30/25	1,170,000	1,045,139
0.375% 12/31/25	10,554,000	9,415,735
0.375% 1/31/26	5,750,000	5,107,842
0.375% 7/31/27	16,032,000	13,555,808
0.375% 9/30/27	1,530,000	1,286,814
0.5% 3/15/23	95,000	94,847
0.5% 3/31/25	3,222,000	2,952,661
0.5% 2/28/26	8,512,000	7,567,368
0.5% 4/30/27	3,017,000	2,586,724
0.5% 5/31/27	5,115,000	4,370,328
0.5% 6/30/27	4,825,000	4,113,124
0.5% 8/31/27	4,183,000	3,548,034
0.5% 10/31/27	5,860,000	4,944,833
0.625% 10/15/24	2,810,000	2,621,093
0.625% 7/31/26	3,440,000	3,030,559
0.625% 3/31/27	4,626,000	3,997,876
0.625% 11/30/27	4,558,000	3,862,015
0.625% 12/31/27	2,957,000	2,499,589
0.625% 5/15/30	1,227,000	970,480
0.625% 8/15/30	9,598,000	7,548,677
0.75% 3/31/26	9,444,000	8,450,535
0.75% 4/30/26	7,936,000	7,074,510
0.75% 5/31/26	640,000	569,025
0.75% 8/31/26	6,342,000	5,597,310
0.75% 1/31/28	2,797,000	2,373,517
0.875% 6/30/26	5,006,000	4,461,598
0.875% 9/30/26	5,616,000	4,967,966
0.875% 11/15/30	5,009,000	4,002,504
1% 7/31/28	1,010,000	856,606
1.125% 2/28/25	11,337,000	10,548,724
1.125% 10/31/26	1,350,000	1,202,555
1.125% 2/28/27	478,000	423,161
1.125% 8/31/28	1,748,000	1,490,102
1.125% 2/15/31	8,959,000	7,290,386
1.25% 8/31/24	953,000	900,846
1.25% 11/30/26	2,098,000	1,874,022
1.25% 12/31/26	1,130,000	1,007,598
1.25% 3/31/28	520,000	450,877
1.25% 4/30/28	3,153,000	2,728,207
1.25% 6/30/28	5,360,000	4,620,069
1.25% 9/30/28	1,080,000	925,130
1.25% 8/15/31	3,684,000	2,986,486
1.375% 1/31/25	3,446,000	3,230,221
1.375% 8/31/26	5,158,000	4,658,319
1.375% 10/31/28	2,290,000	1,972,084
1.375% 12/31/28	1,541,000	1,323,936
1.375% 11/15/31	9,853,000	8,020,573
1.5% 9/30/24	1,066,000	1,009,785
1.5% 10/31/24	641,000	605,845
1.5% 11/30/24	4,023,000	3,794,349
1.5% 2/15/25	4,890,000	4,588,195
1.5% 8/15/26	192,000	174,255
1.5% 1/31/27	4,376,000	3,932,588
1.5% 11/30/28	10,436,000	9,038,147
1.5% 2/15/30	8,802,000	7,474,136
1.625% 2/15/26	10,000	9,212
1.625% 5/15/26	222,000	203,416
1.625% 9/30/26	199,000	181,059
1.625% 10/31/26	3,500,000	3,178,438
1.625% 8/15/29	908,000	784,853
1.625% 5/15/31	6,273,000	5,273,731
1.75% 6/30/24	1,098,000	1,051,121
1.75% 7/31/24	720,000	687,291
1.75% 12/31/24 (b)	3,061,000	2,894,558
1.75% 11/15/29	2,449,000	2,130,821
1.875% 7/31/26	105,000	96,686
1.875% 2/15/32	4,530,000	3,837,163
2% 5/31/24	928,000	893,055
2% 2/15/25	56,000	53,078
2% 8/15/25	6,432,000	6,044,070
2% 11/15/26	2,652,000	2,439,218
2.125% 3/31/24	2,417,000	2,340,053
2.125% 5/15/25	734,000	694,318
2.25% 11/15/24	196,000	187,456
2.25% 12/31/24	2,514,000	2,398,710
2.25% 2/15/27	1,829,000	1,692,611
2.25% 8/15/27	1,597,000	1,468,117
2.25% 11/15/27	1,113,000	1,019,786
2.375% 2/29/24	1,687,000	1,641,728
2.375% 8/15/24	200,000	192,461
2.375% 4/30/26	626,000	588,220
2.375% 5/15/27	4,000	3,707
2.375% 3/31/29	3,930,000	3,561,716
2.375% 5/15/29	3,505,000	3,171,751
2.5% 3/31/23	67,000	66,878
2.5% 1/31/24	1,672,000	1,632,813
2.5% 5/15/24	200,000	193,852
2.5% 2/28/26	1,670,000	1,578,411
2.625% 3/31/25	1,463,000	1,401,737
2.625% 12/31/25	5,827,000	5,540,658
2.625% 1/31/26	4,318,000	4,100,245
2.625% 5/31/27	1,000,000	935,820
2.625% 2/15/29	551,000	507,221
2.625% 7/31/29	1,681,000	1,541,398
2.75% 5/31/23	237,000	235,713
2.75% 8/31/23	23,000	22,739
2.75% 11/15/23	2,000	1,967
2.75% 2/28/25	971,000	933,488
2.75% 6/30/25	1,403,000	1,343,756
2.75% 8/31/25	17,000	16,254
2.75% 7/31/27	4,416,000	4,148,625
2.75% 2/15/28	1,089,000	1,018,896
2.75% 5/31/29	880,000	813,966
2.75% 8/15/32	6,420,000	5,834,175
2.875% 10/31/23	36,000	35,480
2.875% 11/30/23	310,000	304,914
2.875% 4/30/25	47,000	45,199
2.875% 5/31/25	104,000	99,946
2.875% 7/31/25	3,667,000	3,521,466
2.875% 11/30/25	629,000	602,218
2.875% 5/15/28	5,922,000	5,560,666
2.875% 8/15/28	13,312,000	12,475,320
2.875% 4/30/29	3,060,000	2,852,733
2.875% 5/15/32	7,910,000	7,274,728
3% 6/30/24	3,430,000	3,337,283
3% 7/31/24	4,110,000	3,993,764
3% 9/30/25	2,655,000	2,552,119
3% 10/31/25	9,000	8,645
3.125% 8/15/25	270,000	260,655
3.125% 8/31/27	1,610,000	1,536,481
3.125% 11/15/28	4,238,000	4,017,326
3.125% 8/31/29	2,850,000	2,691,357
3.25% 6/30/27	3,060,000	2,936,046
3.25% 6/30/29	8,430,000	8,022,330
3.5% 9/15/25	4,690,000	4,566,704
3.5% 2/15/33	3,100,000	2,997,797
3.875% 11/30/27	2,240,000	2,208,063
3.875% 12/31/27	5,820,000	5,732,784
3.875% 11/30/29	930,000	918,084
4% 2/29/28	2,430,000	2,411,965
4% 10/31/29	5,800,000	5,765,789
4.125% 10/31/27	10,520,000	10,467,400
4.125% 11/15/32	5,820,000	5,912,756
4.25% 9/30/24	6,464,000	6,391,028
4.25% 12/31/24	15,010,000	14,841,724
4.25% 10/15/25	830,000	823,029
4.375% 10/31/24	7,380,000	7,310,813
4.5% 11/30/24	3,580,000	3,554,129
TOTAL U.S. TREASURY OBLIGATIONS		631,959,362
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $729,467,626)		654,397,259

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (c)	4,187,766	4,188,604
Fidelity Securities Lending Cash Central Fund 4.63% (c)(d)	3,024,431	3,024,734
TOTAL MONEY MARKET FUNDS (Cost $7,213,338)		7,213,338

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $736,680,964)	661,610,597
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(3,469,134)
NET ASSETS - 100.0%	658,141,463

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	6,007,393	46,128,796	47,947,585	30,840	-	-	4,188,604	0.0%
Fidelity Securities Lending Cash Central Fund 4.63%	4,008,675	61,495,430	62,479,371	3,682	-	-	3,024,734	0.0%
Total	10,016,068	107,624,226	110,426,956	34,522	-	-	7,213,338

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	654,397,259	-	654,397,259	-

Money Market Funds	7,213,338	7,213,338	-	-
Total Investments in Securities:	661,610,597	7,213,338	654,397,259	-

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,958,409) - See accompanying schedule:
Unaffiliated issuers (cost $729,467,626)	$654,397,259
Fidelity Central Funds (cost $7,213,338)	7,213,338

Total Investment in Securities (cost $736,680,964)		$661,610,597
Receivable for investments sold		12,836,633
Receivable for fund shares sold		5,149,047
Interest receivable		2,705,190
Distributions receivable from Fidelity Central Funds		7,142
Total assets		682,308,609
Liabilities
Payable for investments purchased	$21,138,691
Payable for fund shares redeemed	488
Distributions payable	13
Other payables and accrued expenses	3,220
Collateral on securities loaned	3,024,734
Total Liabilities		24,167,146
Net Assets		$658,141,463
Net Assets consist of:
Paid in capital		$751,180,560
Total accumulated earnings (loss)		(93,039,097)
Net Assets		$658,141,463
Net Asset Value , offering price and redemption price per share ($658,141,463 ÷ 72,179,036 shares)		$9.12

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Interest		$6,559,907
Income from Fidelity Central Funds (including $3,682 from security lending)		34,522
Total Income		6,594,429
Expenses
Custodian fees and expenses	$3,855
Independent trustees' fees and expenses	1,144
Total expenses before reductions	4,999
Expense reductions	(174)
Total expenses after reductions		4,825
Net Investment income (loss)		6,589,604
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(7,485,958)
Total net realized gain (loss)		(7,485,958)
Change in net unrealized appreciation (depreciation) on investment securities		(14,781,594)
Net gain (loss)		(22,267,552)
Net increase (decrease) in net assets resulting from operations		$(15,677,948)
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,589,604	$7,880,270
Net realized gain (loss)	(7,485,958)	(10,304,626)
Change in net unrealized appreciation (depreciation)	(14,781,594)	(65,485,298)
Net increase (decrease) in net assets resulting from operations	(15,677,948)	(67,909,654)
Distributions to shareholders	(6,589,433)	(7,879,915)
Share transactions
Proceeds from sales of shares	149,273,555	248,759,640
Reinvestment of distributions	6,554,051	7,879,915
Cost of shares redeemed	(65,161,045)	(162,041,844)
Net increase (decrease) in net assets resulting from share transactions	90,666,561	94,597,711
Total increase (decrease) in net assets	68,399,180	18,808,142

Net Assets
Beginning of period	589,742,283	570,934,141
End of period	$658,141,463	$589,742,283

Other Information
Shares
Sold	16,211,480	24,630,281
Issued in reinvestment of distributions	715,591	788,190
Redeemed	(7,078,261)	(16,309,869)
Net increase (decrease)	9,848,810	9,108,602

Financial Highlights
Fidelity® Series Government Bond Index Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$9.46	$10.73	$11.23	$10.76	$10.00	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.100	.133	.118	.197	.239	.010
Net realized and unrealized gain (loss)	(.341)	(1.270)	(.323)	.504	.782	- D
Total from investment operations	(.241)	(1.137)	(.205)	.701	1.021	.010
Distributions from net investment income	(.099)	(.133)	(.125)	(.200)	(.261)	(.010)
Distributions from net realized gain	-	-	(.170)	(.031)	-	-
Total distributions	(.099)	(.133)	(.295)	(.231)	(.261)	(.010)
Net asset value, end of period	$9.12	$9.46	$10.73	$11.23	$10.76	$10.00
Total Return E,F	(2.54)%	(10.66)%	(1.85)%	6.60%	10.40%	.10%
Ratios to Average Net Assets C,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-% J
Expenses net of fee waivers, if any I	-% J	-%	-%	-%	-%	-% J
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-% J
Net investment income (loss)	2.19% J	1.32%	1.11%	1.80%	2.37%	2.54% J
Supplemental Data
Net assets, end of period (000 omitted)	$658,141	$589,742	$570,934	$240,514	$138,041	$1,491
Portfolio turnover rate K	37% J	41%	23%	37%	59%	4% L

A For the period August 17, 2018 (commencement of operations) through August 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.0005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount represents less than .005%.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023

1. Organization.
Fidelity Series Government Bond Index Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A

Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.   When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.   Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$344,675
Gross unrealized depreciation	(75,608,302)
Net unrealized appreciation (depreciation)	$(75,263,627)
Tax cost	$736,874,224

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(4,445,930)
Long-term	(5,841,706)
Total capital loss carryforward	$(10,287,636)
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Government Bond Index Fund	$395	$-	$-
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $174.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023

Fidelity® Series Government Bond Index Fund	-%- D
Actual		$ 1,000	$ 974.60	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Government Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through December 31, 2024.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale . The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9891226.104
XGB-SANN-0423

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 20, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 20, 2023